                                           REGISTRATION STATEMENT NO. 333-00165

                                                                      811-07487
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 13


                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 13


                               -----------------

           THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                          (Exact name of Registrant)

                        THE TRAVELERS INSURANCE COMPANY
                              (Name of Depositor)

                               -----------------

                ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
             (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including area code: (860) 308-1000


                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                        THE TRAVELERS INSURANCE COMPANY
                ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
                    (Name and Address of Agent for Service)

                               -----------------

                                  COPIES TO:
                             Diane E. Ambler, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                            Washington, D.C. 20006


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of Rule
    485.


[ ] on ______ pursuant to paragraph (a)(1) of Rule 485.


   PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. REGISTRANT'S RULE 24F-2 NOTICE FOR THE YEAR ENDED DECEMBER 31, 2005 WAS FILED WITH THE COMMISSION ON OR ABOUT MARCH 31, 2006.


================================================================================

                             GOLD TRACK PROSPECTUS


This prospectus describes Gold Track, a flexible premium group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company)* (the "Company", "us" or "we"). The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available through MetLife of CT Separate Account QP for Variable Annuities (formerly The Travelers Separate Account QP for Variable Annuities) available for Contracts purchased on or after May 1, 2006 are:


DREYFUS STOCK INDEX FUND, INC. -- INITIAL SHARES
AIM VARIABLE INSURANCE FUNDS -- SERIES I
 AIM V.I. Core Equity Fund+
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
 Dreyfus Variable Investment Fund Appreciation Portfolio Dreyfus Variable Investment Fund Developing Leaders Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 Templeton Developing Markets Securities Fund -- Class 2 Templeton Foreign Securities Fund -- Class 2
 Templeton Global Asset Allocation Fund -- Class 1
JANUS ASPEN SERIES -- SERVICE SHARES
 Mid Cap Growth Portfolio
 Worldwide Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 Legg Mason Variable All Cap Portfolio+
 Legg Mason Variable Investors Portfolio+
 Legg Mason Variable Small Cap Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 Legg Mason Variable Adjustable Rate Income Portfolio+
 Legg Mason Variable Aggressive Growth Portfolio+
 Legg Mason Variable High Income Portfolio +
 Legg Mason Variable International All Cap Growth Portfolio+ Legg Mason Variable Large Cap Growth Portfolio+
 Legg Mason Variable Large Cap Value Portfolio+
 Legg Mason Variable Money Market Portfolio+
 Legg Mason Variable Social Awareness Stock Portfolio+
MET INVESTORS SERIES TRUST ("MET INVESTORS FUND")
 Batterymarch Mid-Cap Portfolio -- Class A+
 Janus Capital Appreciation Portfolio -- Class A+
 Legg Mason Partners Managed Assets Portfolio+
 Lord Abbett Bond Debenture Portfolio -- Class A+
 Mercury Large-Cap Core Portfolio -- Class A+
 Met/AIM Capital Appreciation Portfolio -- Class A+
 MFS(R) Value Portfolio -- Class A+
 Neuberger Berman Real Estate Portfolio -- Class A+
 Pioneer Fund Portfolio -- Class A+
 Pioneer Strategic Income Portfolio -- Class A+


METLIFE INVESTMENT FUNDS, INC.
 MetLife Investment Diversified Bond Fund +
 MetLife Investment International Stock Fund+
 MetLife Investment Large Company stock Fund+
 MetLife Investment Small Company Stock Fund+
METROPOLITAN SERIES FUND, INC. ("METROPOLITAN FUND")
 BlackRock Aggressive Growth Portfolio -- Class D+
 BlackRock Bond Income Portfolio -- Class A+
 FI Large Cap Portfolio -- Class A+
 MSF(R) Total Return Portfolio -- Class F
 Oppenheimer Global Equity Portfolio -- Class A+
 Western Asset Management High Yield Bond Portfolio -- Class A+
 Western Asset Management U.S. Government Portfolio -- Class A+
PIMCO VARIABLE INSURANCE TRUST -- ADMINISTRATIVE CLASS
 Total Return Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT International Equity Fund
 Putnam VT Small Cap Value Fund
VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
 Van Kampen Life Investment Trust Emerging Growth Portfolio
 Van Kampen Life Investment Trust Enterprise Portfolio
VARIABLE INSURANCE PRODUCTS FUND
 VIP Asset Manager(SM) Portfolio -- Initial Class
 VIP Contrafund(R) Portfolio -- Service Class 2
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
 VIP Equity-Income Portfolio -- Initial Class
 VIP Growth Portfolio -- Initial Class
 VIP Mid Cap Portfolio -- Service Class 2
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS -- CLASS B
 MetLife Conservative Allocation Portfolio
 MetLife Conservative to Moderate Allocation Portfolio
 MetLife Moderate Allocation Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio
 MetLife Aggressive Allocation Portfolio

--------

 (+)This Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix C for more information.



* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.


This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to us at: Annuity and Operation Services, One Cityplace, 185 Asylum Street, 3 CP, Hartford, CT 06103-3415, call 1-800-233-3591, or access the SEC's website
(http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                         PROSPECTUS DATED: MAY 1, 2006

                               TABLE OF CONTENTS


Glossary...................................................................  3
Summary....................................................................  5
Fee Table..................................................................  7
Condensed Financial Information............................................ 15
The Annuity Contract....................................................... 15
 Contract Owner Inquiries.................................................. 16
 Allocated Contracts....................................................... 16
 Unallocated Contracts..................................................... 16
 Purchase Payments......................................................... 16
 Accumulation Units........................................................ 16
 The Variable Funding Options.............................................. 17
Charges and Deductions..................................................... 22
 General................................................................... 22
 Withdrawal Charge......................................................... 22
 Free Withdrawal Allowance................................................. 23
 Mortality and Expense Risk Charge......................................... 24
 Variable Liquidity Benefit Charge......................................... 24
 Variable Funding Option Expenses.......................................... 24
 Premium Tax............................................................... 24
 Changes in Taxes Based upon Premium or Value.............................. 24
 Administrative Charge..................................................... 24
 TPA Administrative Charges................................................ 25
The CHART Program Fee...................................................... 25
Transfers.................................................................. 25
 Dollar Cost Averaging..................................................... 27
Asset Allocation Services.................................................. 27
 General................................................................... 28
 CHART Program............................................................. 28
 Program Fees.............................................................. 29
Access to Your Money....................................................... 30
 Systematic Withdrawals.................................................... 30
Ownership Provisions....................................................... 30
 Types of Ownership........................................................ 30
   Contract Owner.......................................................... 30
   Beneficiary............................................................. 31
   Annuitant............................................................... 31
Death Benefit.............................................................. 31
 Death Benefit Proceeds Prior to Maturity Date............................. 31
 Payment of Proceeds....................................................... 31
 Death Proceeds After the Maturity Date.................................... 33
The Annuity Period......................................................... 33
 Election of Options at Maturity........................................... 33


 Allocation of Cash Value During the Annuity Period........................  33
 Variable Annuity..........................................................  34
 Fixed Annuity.............................................................  34
 Retired Life Certificate..................................................  34
 Annuity Options...........................................................  34
 Variable Liquidity Benefit................................................  35
Miscellaneous Contract Provisions..........................................  35
 Right to Return...........................................................  35
 Termination of Allocated Contracts........................................  36
 Contract Exchanges........................................................  36
 Suspension of Payments....................................................  36
 Contract Value............................................................  37
The Separate Account.......................................................  37
 Performance Information...................................................  37
Federal Tax Considerations.................................................  38
 General Taxation of Annuities.............................................  38
 Types of Contracts: Qualified and Nonqualified............................  38
 Qualified Annuity Contracts...............................................  38
   Taxation of Qualified Annuity Contracts.................................  39
   Mandatory Distributions for Qualified Plans.............................  39
   Taxation of Death Benefit Proceeds......................................  43
   Hurricane Relief........................................................  45
Nonqualified Annuity Contracts.............................................  46
 Diversification Requirements for Variable Annuities.......................  48
 Ownership of the Investments..............................................  48
Other Tax Considerations...................................................  48
 Treatment of Charges for Optional Benefits................................  48
 Penalty Tax for Premature Distribution....................................  49
 Puerto Rico Tax Considerations............................................  49
 Non-Resident Aliens.......................................................  49
Other Information..........................................................  49
 The Insurance Company.....................................................  49
 Distribution of the Contracts.............................................  50
 Conformity with State and Federal Laws....................................  52
 Voting Rights.............................................................  52
 Contract Modification.....................................................  52
 Restrictions on Financial Transactions....................................  53
 Legal Proceedings.........................................................  53
APPENDIX A: Condensed Financial............................................
 Information: MetLife of CT Separate Account QP............................ A-1
APPENDIX B: Texas Optional Retirement Program.............................. B-1
APPENDIX C: Additional Information Regarding Underlying Funds.............. C-1
APPENDIX D: Portfolio Legal and Marketing Names............................ D-1
APPENDIX E: Contents of the Statement Of Additional Information............ E-1

                                   GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or
(d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals. The Contract Value may also be referred to as "Cash Value."

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account QP for Variable Annuities, a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION --a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                   SUMMARY:


                              GOLD TRACK ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.


The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.


During the payout phase, you may choose to receive income payments in the form of a variable annuity, fixed annuity or a combination of both. If you elect Variable Annuity Payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for non-qualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract.


The Contract may not be available for sale in all States. Contracts issued in your State may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay Federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue Certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group allocated Contract or individual Certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, etc.). Your retirement plan provisions supersede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.


IS THERE A RIGHT TO RETURN PERIOD? For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax-deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). If you cancel the Contract within ten days after you receive it, you receive a full refund of the Cash Value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the Cash Value returned to you may be greater or less than your Purchase Payment. The Cash Value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual contract administrative charge of $15. A maximum subaccount administrative charge of 0.10% annually will be charged in addition to or instead of the semiannual contract administrative charge, depending upon the terms of your allocated Contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the Variable Funding Options. Each funding option also charges for management costs and other expenses.


If you withdraw amounts from the Contract, either a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force or the years since a Purchase Payment was made. If you withdraw all amounts under the Contract, or if you begin receiving Annuity/Income Payments, we may be required by your state to deduct a premium tax.


If you are a participant in the CHART asset allocation program, the maximum charge is 1.00% annual deducted from amounts in the Variable Funding Options.


During the annuity period, if you have elected the Variable Liquidity Benefit, a maximum charge of 5% of the amount withdrawn will be assessed. See Variable Liquidity Benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% Federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by Federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. (Please refer to the Death Benefit section of the prospectus for more details.)

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

   . DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.


   . ASSET ALLOCATION SERVICE. Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the Program. If you cancel your enrollment in the program, you may not re-enroll. Participants in the program enter into a separate investment advisory agreement with MetLife Investment Fund Services LLC ("MIFS") (formerly, CitiStreet Financial Services LLC), an affiliate of the Company, for the purpose of receiving asset allocation advice under MIFS's CHART program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by MIFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program not part of the Contract issued by the Company and is closed to new participants. The program is fully described in a separate disclosure statement prepared by MIFS.


   . SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES


                                      YEARS SINCE
CONTINGENT DEFERRED SALES CHARGE PURCHASE PAYMENT MADE PERCENTAGE
-------------------------------- --------------------- ----------
  As a percentage of Purchase
  Payments                                0-5              5%
                                          6+               0%

                                      OR

    SURRENDER CHARGE      CONTRACT YEAR PERCENTAGE
------------------------- ------------- ----------
As a percentage of amount
surrendered                    1-2          5%
                               3-4          4%
                               5-6          3%
                               7-8          2%
                               9+           0%


VARIABLE LIQUIDITY BENEFIT CHARGE (1):................................ 5%

--------

 (1)This withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payments. The charge is as follows


                                   YEARS SINCE INITIAL
VARIABLE LIQUIDITY BENEFIT CHARGE PURCHASE PAYMENT MADE PERCENTAGE
--------------------------------- --------------------- ----------
  As a percentage of the amount
  surrendered                              0-5              5%
                                           6+               0%


                                      OR


VARIABLE LIQUIDITY BENEFIT CHARGE CONTRACT YEAR PERCENTAGE
--------------------------------- ------------- ----------
    As a percentage of amount
    surrendered                        1-2          5%
                                       3-4          4%
                                       5-6          3%
                                       7-8          2%
                                       9+           0%


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


ADMINISTRATIVE CHARGES


SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE (ALLOCATED CONTRACTS ONLY) $15


AND / OR

FUNDING OPTION ADMINISTRATIVE CHARGE
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE VARIABLE
FUNDING OPTIONS UNDER ALLOCATED CONTRACTS)........... 0.10%

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE
SEPARATE ACCOUNT)


MORTALITY AND EXPENSE RISK FEES(2).................................... 1.20%



 (2)We are waiving the following amounts of the M&E charge on this Subaccount:
    0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Fund.



MAXIMUM ANNUAL FEE FOR CHART PROGRAM (2).............................. 1.00%
(AS A PERCENTAGE OF CONTRACT VALUE)

EFFECTIVE FEBRUARY 1, 2006, THE CHART ASSET ALLOCATION PROGRAM IS CLOSED TO NEW PARTICIPANTS. IF YOU ENROLLED IN THE PROGRAM PRIOR TO FEBRUARY 1, 2006, YOU MAY CONTINUE TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE PROGRAM. IF YOU CANCEL YOUR ENROLLMENT IN THE PROGRAM, YOU MAY NOT RE-ENROLL.
--------
 (3)The annual fee applies only to participants in the CHART Program. The annual fee to participate in the CHART Program is in addition to any Contract fees and charges. The following table describes fees payable for participating in the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.



                                       ANNUAL INVESTMENT
     CONTRACT VALUE                    ADVISORY FEE FOR
EQUAL TO OR GREATER THAN BUT LESS THAN   CHART PROGRAM
------------------------ ------------- -----------------
          $0               $25,000           1.00%
        $25,000            $50,000           0.75%
        $50,000            $75,000           0.50%
        $75,000            $100,000          0.35%
       $100,000            $250,000          0.25%
       $250,000            $500,000          0.15%
       $500,000+                             0.10%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

THE FIRST TABLE BELOW SHOWS THE RANGE (MINIMUM AND MAXIMUM) OF THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY ALL OF THE UNDERLYING FUNDS, BEFORE ANY VOLUNTARY OR CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS. THE SECOND TABLE SHOWS EACH UNDERLYING FUND'S MANAGEMENT FEE, DISTRIBUTION AND/OR SERVICE FEES (12B-1) IF APPLICABLE, AND OTHER EXPENSES. THE UNDERLYING FUNDS PROVIDED THIS INFORMATION AND WE HAVE NOT INDEPENDENTLY VERIFIED IT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH UNDERLYING FUND. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-800-233-3591.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                    MINIMUM MAXIMUM
                                                                                    ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
distribution and/or service fees (12b-1) fees, and other expenses.)................  0.27%   2.01%



UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)



                                                      DISTRIBUTION                         CONTRACTUAL   NET TOTAL
                                                         AND/OR              TOTAL ANNUAL   FEE WAIVER     ANNUAL
                                          MANAGEMENT SERVICE(12B-1)  OTHER    OPERATING   AND/OR EXPENSE OPERATING
UNDERLYING FUND:                             FEE          FEES      EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------                          ---------- -------------- -------- ------------ -------------- ----------
DREYFUS STOCK INDEX FUND, INC. -- INITIAL
 SHARES                                      0.25%         --         0.02%      0.27%          --          0.27%
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Core Equity Fund -- Series I
   Shares................................    0.60%         --         0.27%      0.87%          --          0.87%/(1)/
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Market
   Portfolio+............................    1.25%         --         0.44%      1.69%          --          1.69%

                                                        DISTRIBUTION                          CONTRACTUAL   NET TOTAL
                                                           AND/OR               TOTAL ANNUAL   FEE WAIVER     ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE OPERATING
UNDERLYING FUND:                               FEE          FEES       EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------                            ---------- --------------- -------- ------------ -------------- ----------
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment Fund
   Appreciation Portfolio -- Initial
   Shares..................................   0.75%          --         0.05%       0.80%          --          0.80%
  Dreyfus Variable Investment Fund
   Developing Leaders Portfolio -- Initial
   Shares..................................   0.75%          --         0.06%       0.81%          --          0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
  Templeton Developing Markets
   Securities Fund -- Class 2*.............   1.24%         0.25%       0.29%       1.78%          --          1.78%
  Templeton Foreign Securities Fund --
   Class 2*................................   0.65%         0.25%       0.17$       1.07%         0.05%        1.02%/(2)/
  Templeton Global Asset Allocation Fund
   -- Class 1..............................   0.60%          --         0.26%       0.86%         0.01%        0.85%/(2)/
JANUS ASPEN SERIES
  Mid Cap Growth Portfolio -- Service
   Shares..................................   0.64$         0.25%       0.03%       0.92%          --          0.92%
  Worldwide Growth Portfolio -- Service
   Shares*.................................   0.60%         0.25%       0.01%       0.86%          --          0.86%/(3)/
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
 INC.
  Legg Mason Partners Variable All Cap
   Portfolio -- Class I....................   0.75%          --         0.07%       0.82%          --          0.82%
  Legg Mason Partners Variable Investors
   Portfolio...............................   0.65%          --         0.06%       0.71%          --          0.71%
  Legg Mason Partners Variable Small Cap
   Growth Portfolio........................   0.75%          --         0.22%       0.97%          --          0.97%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 III, INC.
  Legg Mason Partners Variable Adjustable
   Rate Income Portfolio*/(+/-)/...........   0.55%         0.25%       0.28%       1.08%          --          1.08%/(4)/
  Legg Mason Partners Variable Aggressive
   Growth Portfolio/(+/-)/.................   0.75%          --         0.02%       0.77%          --          0.77%/(4)/
  Legg Mason Partners Variable High
   Income Portfolio/(+/-)/.................   0.60%          --         0.06%       0.66%          --          0.66%
  Legg Mason Partners Variable
   International All Cap Growth
   Portfolio/(+/-)/........................   0.85%          --         0.15%       1.00%          --          1.00%/(4)/
  Legg Mason Partners Variable Large Cap
   Growth Portfolio/(+/-)/.................   0.75%          --         0.04%       0.79%          --          0.79%/(4)/
  Legg Mason Partners Variable Large Cap
   Value Portfolio/(+/-)/..................   0.60%          --         0.05%       0.65%          --          0.65%
  Legg Mason Partners Variable Money
   Market Portfolio/(+/-)/.................   0.45%          --         0.02%       0.47%          --          0.47%/(4)/

                                                        DISTRIBUTION                          CONTRACTUAL     NET TOTAL
                                                           AND/OR               TOTAL ANNUAL   FEE WAIVER       ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                               FEE          FEES       EXPENSES   EXPENSES   REIMBURSEMENT    EXPENSES**
----------------                            ---------- --------------- -------- ------------ -------------- ----------
  Legg Mason Partners Variable Social
   Awareness Stock Portfolio/(+/-)/........    0.71%         --          0.04%      0.75%          --          0.75%/(5)/
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Portfolio -- Class
   A.......................................    0.70%         --          0.10%      0.80%          --          0.80%/(11)/
  Janus Capital Appreciation Portfolio --
   Class A.................................    0.65%         --          0.09%      0.74%          --          0.74%/(11)/
  Legg Mason Partners Managed Assets
   Portfolio -- Class A....................    0.50%         --          0.09%      0.59%          --          0.59%/(11)/
  Lord Abbett Bond Debenture Portfolio --
   Class A.................................    0.51%         --          0.05%      0.56%          --          0.56%
  Mercury Large Cap Core Portfolio --
   Class A.................................    0.78%         --          0.12%      0.90%          --          0.90%/(11)/
  Met/AIM Capital Appreciation Portfolio
   -- Class A..............................    0.76%         --          0.05%      0.81%          --          0.81%/(11)/
  MFS(R) Value Portfolio -- Class A........    0.73%         --          0.24%      0.97%          --          0.97%/(11)/
  Neuberger Berman Real Estate Portfolio
   -- Class A..............................    0.67%         --          0.03%      0.70%          --          0.70%
  Pioneer Fund Portfolio -- Class A........    0.75%         --          0.28%      1.03%         0.03%        1.00%/(6)(11)/
  Pioneer Strategic Income Portfolio --
   Class A.................................    0.73%         --          0.09%      0.82%          --          0.82$/(11)/
METLIFE INVESTMENT FUNDS, INC.
  MetLife Investment Diversified Bond
   Fund....................................    0.41%         --          0.11%      0.52%          --          0.52%/(7)/
  MetLife Investment International Stock
   Fund....................................    0.73%         --          0.19%      0.92%          --          0.92%/(7)/
  MetLife Investment Large Company
   Stock Fund..............................    0.53%         --          0.11%      0.64%          --          0.64%
  MetLife Investment Small Company
   Stock Fund..............................    0.64%         --          0.15%      0.79%          --          0.79%/(7)/
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth Portfolio
   -- Class D..............................    0.73%        0.10%        0.06%      0.89%          --          0.89%
  BlackRock Bond Income Portfolio --
   Class A.................................    0.40%         --          0.07%      0.47%          --          0.47%/(8)/
  FI Large Cap Portfolio -- Class A........    0.80%         --          0.06%      0.86%          --          0.86%/(9)/
  MSF(R) Total Return Portfolio -- Class F.    0.57%        0.20%        0.16%      0.93%          --          0.93%/(12)/
  Oppenheimer Global Equity Portfolio --
   Class A.................................    0.60%         --          0.33%      0.93%          --          0.93%
  Western Asset Management High Yield
   Bond Portfolio -- Class A...............    0.48%         --          0.12%      0.60%          --          0.60%/(9)/
  Western Asset Management U.S.
   Government Portfolio -- Class A.........    0.54%         --          0.07%      0.61%          --          0.61%

                                                        DISTRIBUTION                          CONTRACTUAL   NET TOTAL
                                                           AND/OR               TOTAL ANNUAL   FEE WAIVER     ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE OPERATING
UNDERLYING FUND:                               FEE          FEES       EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES**
----------------                            ---------- --------------- -------- ------------ -------------- ----------
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -- Administrative
   Class*..................................    0.25%         --          0.40%      0.65%          --          0.65%
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund --
   Class IB*+..............................    0.70%        0.25%        0.47%      1.42%          --          1.42%
  Putnam VT International Equity Fund --
   Class IB *..............................    0.75%        0.25%        0.18%      1.18%          --          1.18%
  Putnam VT Small Cap Value Fund --
   Class IB*...............................    0.76%        0.25%        0.08%      1.09%          --          1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
  Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II
   Shares*.................................    0.70%        0.25%        0.07%      1.02%          --          1.02%
  Van Kampen Life Investment Trust
   Enterprise Portfolio Class II*..........    0.50%        0.25%        0.18%      0.93%          --          0.93%
VARIABLE INSURANCE PRODUCTS FUND
  VIP Asset Manager (SM) Portfolio --
   Initial Class...........................    0.52%         --          0.12%      0.64%          --          0.64%
  Contrafund(R) Portfolio -- Service Class
   2*......................................    0.57%        0.25%        0.09%      0.91%          --          0.91%
  Dynamic Capital Appreciation Portfolio
   -- Service Class 2*.....................    0.57%        0.25%        0.36%      1.18%          --          1.18%
  Equity-Income Portfolio -- Initial Class.    0.47%         --          0.09%      0.56%          --          0.56%
  Growth Portfolio -- Initial Class........    0.57%         --          0.10%      0.67%          --          0.67%
  High Income Portfolio -- Initial Class+..    0.57%         --          0.13%      0.70%          --          0.70%
  Mid Cap Portfolio -- Service Class 2*....    0.57%        0.25%        0.12%      0.94%          --          0.94%



                                                                                                                NET TOTAL
                                                                                                                 ANNUAL
                                                                                                                OPERATING
                                                    DISTRIBUTION                     CONTRACTUAL                EXPENSES
                                                       AND/OR               TOTAL    FEE WAIVER   NET TOTAL   INCLUDING NET
METROPOLITAN SERIES                                   SERVICE              ANNUAL      AND/OR       ANNUAL     EXPENSES OF
FUND, INC. - ASSET                       MANAGEMENT   (12B-1)     OTHER   OPERATING    EXPENSE    OPERATING    UNDERLYING
ALLOCATION PORTFOLIOS                       FEE         FEES     EXPENSES EXPENSES  REIMBURSEMENT EXPENSES**   PORTFOLIOS
---------------------                    ---------- ------------ -------- --------- ------------- ---------- -------------
  MetLife Conservative Allocation
   Portfolio -- Class B*................    0.10%       0.25%      0.95%    1.30%       0.95%        0.35%       0.98%/(11)(12)/
  MetLife Conservative to Moderate
   Allocation Portfolio -- Class B*.....    0.10%       0.25%      0.31%    0.66%       0.31%        0.35%       1.00%/(11)(12)/
  MetLife Moderate Allocation Portfolio
   -- Class B*..........................    0.10%       0.25%      0.19%    0.54%       0.19%        0.35%       1.04%/(11)(12)/
  MetLife Moderate to Aggressive
   Allocation Portfolio -- Class B*.....    0.10%       0.25%      0.24%    0.59%       0.24%        0.35%       1.06%/(11)(12)/
  MetLife Aggressive Allocation
   Portfolio*...........................    0.10%       0.25%      1.66%    2.01%       1.66%        0.35%       1.07%/(11)(12)/

--------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
 ** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
 +  Closed to new investors.
 ++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

 (1)The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit
    Total Annual Fund Operating Expenses of Series I shares to 1.30% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and
    (vi) expenses that the Fund incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007. As a result of a reorganization of another fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.
 (2)The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission
    (SEC).
 (3)Other Expenses for Mid Cap Value Portfolio include an administrative services fee of 0.10% of the average daily net assets to compensate Janus Services LLC for providing, or arranging for the provision of, recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels. Effective February 1, 2006 for Mid Cap Value Portfolio and Worldwide Growth Portfolio, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not impact the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's Statement of Additional Information.
 (4)The Management fees in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.
 (5)The Management fees in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.
 (6)Met Investors Advisory LLC ("MetLife Investors") and Met Investors Trust have entered into an Expense Limitation Agreement under which MetLife Investors has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.00%. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005.
 (7)Expense information in the table has been restated to reflect current fees.
 (8)Our affiliate, MetLife Advisers, LLC and the Metropolitan Fund have entered into an expense agreement under which MetLife Advisers will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.
 (9)The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(10)The management fee has been restated to reflect a new management fee schedule that become effective on May 1, 2006.
(11)Fees and expenses for this Portfolio are estimated for the year ended December 31, 2006.

 (a)These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee. The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.
 (b)MetLife Advisers, LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 0.35% for the MetLife Conservative Allocation Portfolio; 0.35% for the MetLife Conservative to Moderate Allocation Portfolio; 0.35% for the MetLife Moderate Allocation Portfolio; 0.35% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.35% for the MetLife Aggressive Allocation Portfolio.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

EXAMPLE 1 -- MAXIMUM EXPENSES WITH CONTINGENT DEFERRED SALES CHARGE


                                   IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                        END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                   -------------------------------   --------------------------------------
FUNDING OPTION                     1 YEAR   3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                     ------   ------- ------- -------- ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses.........  $848    $1,560  $2,293   $3,717   $348    $1,060    $1,793     $3,717
Underlying Fund with Minimum Total
Annual Operating Expenses.........  $675    $1,041  $1,431   $2,022   $175    $  541    $  931     $2,022


EXAMPLE 2 -- MAXIMUM EXPENSES WITH SURRENDER CHARGE


                                   IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                        END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                   -------------------------------   --------------------------------------
FUNDING OPTION                     1 YEAR   3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                     ------   ------- ------- -------- ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses.........  $848    $1,460  $2,093   $3,717   $348    $1,060    $1,793     $3,717
Underlying Fund with Minimum Total
Annual Operating Expenses.........  $675    $  941  $1,231   $2.022   $175    $  541    $  931     $2,022



EXAMPLE 3 -- THIS EXAMPLE ASSUMES THAT YOU HAVE ELECTED THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE AND YOU HAVE ELECTED THE CHART PROGRAM AT THE MAXIMUM FEE.

Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with MIFS for the purpose of receiving asset allocation advice. The example assumes that your Contract Value is allocated to the most expensive and the least expensive Underlying Funds; however, under the program, you or the participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.



                                   IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                        END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN:
                                   -------------------------------   --------------------------------------
FUNDING OPTION                     1 YEAR   3 YEARS 5 YEARS 10 YEARS 1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------                     ------   ------- ------- -------- ------   -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses.........  $947    $1,846  $2,753   $,4554   $447    $1,346    $2,253     $4,554
Underlying Fund with Minimum Total
Annual Operating Expenses.........  $775    $1,343  $1,936   $,3035   $275    $  843    $1,436     $3,035

EXAMPLE 4 -- THIS EXAMPLE ASSUMES THAT YOUR CONTRACT HAS THE MAXIMUM SURRENDER CHARGE AND YOU HAVE ELECTED THE CHART PROGRAM AT THE MAXIMUM FEE.

Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with MIFS for the purpose of receiving asset allocation advice The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your or participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company and the program is closed to new participants.



                                   IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                        END OF PERIOD SHOWN:         ANNUITIZED AT THE END OF PERIOD SHOWN**:
                                   -------------------------------   ----------------------------------------
FUNDING OPTION                     1 YEAR   3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS   5 YEARS   10 YEARS
--------------                     ------   ------- ------- -------- ------    -------   -------   --------
Underlying Fund with Maximum Total
Annual Operating Expenses.........  $947    $1,746  $2,553   $4,554   $447     $1,346    $2,253     $4,554
Underlying Fund with Minimum Total
Annual Operating Expenses.........  $775    $1,243  $1,736   $3,035   $275     $  843    $1,436     $3,035


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


Gold Track Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the

Maturity Date (referred to as "Annuity Commencement Date" in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your personal tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-233-3591.


ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future Participants under the Contract. A Participant under an allocated Contract receives a Certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All Purchase Payments are held under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual Certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and may be in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) and MetLife Life and Annuity

Company of Connecticut (formerly, The Travelers Life and Annuity Company) from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new purchase payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of the assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the investment management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts".) The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution, LLC (formerly, Travelers Distribution LLC). These payments decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or sub-advised by Legg Mason affiliates.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                              ADVISER/SUBADVISER
---------------------------------------  ---------------------------------------------- --------------------------------------
DREYFUS STOCK INDEX FUND, INC. --        Seeks to match the total return of the S&P 500 The Dreyfus Corporation Subadviser:
 INITIAL SHARES                          Index.                                         Mellon Equity Associates, LLP
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Core Equity Fund -- Series I   The Fund's investment objective is growth of   A I M Advisors, Inc.
   Shares*                               capital.

CREDIT SUISSE TRUST
 Credit Suisse Trust Emerging Market     Seeks long term growth of capital.             Credit Suisse Asset Management, LLC
   Portfolio+                                                                           Subadviser: Credit Suisse Asset
                                                                                        Management Limited (U.K.), (Australia)
DREYFUS VARIABLE INVESTMENT FUND
 Dreyfus Variable Investment Fund        Seeks long term capital growth consistent      The Dreyfus Corporation Subadviser:
   Appreciation Portfolio -- Initial     with the preservation of capital, with growth  Fayez Seraphim & Co.
   Shares                                of current income is a secondary objective.

 Dreyfus Variable Investment Fund        Seeks capital growth.                          The Dreyfus Corporation
   Developing Leaders Portfolio --
   Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Templeton Developing Markets            Seeks long-term capital appreciation.          Templeton Asset Management Ltd.
   Securities Fund -- Class 2
 Templeton Foreign Securities Fund --    Seeks long-term capital growth.                Templeton Investment Counsel, LLC
   Class 2                                                                              Subadviser: Franklin Templeton
                                                                                        Investment Management Limited

 Templeton Global Asset Allocation Fund  Seeks high total return.                       Templeton Investment Counsel, LLC
   -- Class 1
JANUS ASPEN SERIES
 Mid Cap Growth Portfolio -- Service     Seeks long-term growth of capital.             Janus Capital Management, LLC
   Shares
 Worldwide Growth Portfolio -- Service   Seeks long-term growth of capital in a         Janus Capital Management, LLC
   Shares                                manner consistent with the preservation of
                                         capital.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 I, INC.
 Legg Mason Partners Variable All Cap    Seeks capital appreciation.                    Salomon Brothers Asset Management,
   Portfolio -- Class I                                                                 Inc.
 Legg Mason Partners Variable Investors  Seeks long term growth of capital, with        Salomon Brothers Asset Management
   Portfolio                             growth of income. Secondary objective seeks
                                         current income. The Fund normally invests in
                                         common stocks of established companies.

 Legg Mason Partners Variable            Seeks long term growth of capital.             Salomon Brothers Asset Management
 Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
 III, INC.
 Legg Mason Partners Variable            Seeks high current income and to limit the     Salomon Brothers Asset Management,
   Adjustable Rate Income Portfolio      degree of fluctuation of its net asset value   Inc.
                                         resulting from movements in interest rates.


 Legg Mason Partners Variable            Seeks long-term capital appreciation.          Salomon Brothers Asset Management
   Aggressive Growth Portfolio

                                                           INVESTMENT                                  INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                               ADVISER/SUBADVISER
---------------------------------------  ----------------------------------------------- ---------------------------------------
 Legg Mason Partners Variable High       Seeks high current income. Secondarily,         Smith Barney Fund Management LLC
   Income Portfolio                      seeks capital appreciation.

 Legg Mason Partners Variable            Seeks total return on assets from growth of     Salomon Brothers Asset Management
   International All Cap Growth          capital and income.
   Portfolio
 Legg Mason Partners Variable Large Cap  Seeks long term growth of capital with          Salomon Brothers Asset Management
   Growth Portfolio                      current income as a secondary objective.
 Legg Mason Partners Variable Large Cap  Seeks long-term growth of capital with          Salomon Brothers Asset Management
   Value Portfolio                       current income is a secondary objective.

 Legg Mason Partners Variable Money      Seeks to maximize current income consistent     Smith Barney Fund Management LLC
   Market Portfolio                      with preservation of capital.

 Legg Mason Partners Variable Social     Seeks long term capital appreciation and        Salomon Brothers Asset Management
   Awareness Stock Portfolio             retention of net investment income.
MET INVESTORS SERIES TRUST
 Batterymarch Mid-Cap                    Seeks growth of capital.                        MetLife Investors Advisory, LLC
 Portfolio -- Class A                                                                    Subadviser: Batterymarch Financial
                                                                                         Management, Inc.
 Janus Capital Appreciation Portfolio    Seeks capital appreciation.                     MetLife Investors Advisory, LLC
   -- Class A                                                                            Subadviser: Janus Capital Management,
                                                                                         LLC
 Legg Mason Partners Managed Assets      Seeks high total return.                        MetLife Investors Advisory, LLC
   Portfolio                                                                             Subadvisers: Legg Mason Capital
                                                                                         Management, Inc.
 Lord Abbett Bond Debenture Portfolio    Seeks high current income and the               MetLife Investors Advisory, LLC
   -- Class A                            opportunity for capital appreciation to         Subadviser: Lord, Abbett & Co. LLC
                                         produce a high total return.

 Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.                 MetLife Investors Advisory, LLC Sub-
   Class A                                                                               Adviser: Merrill Lynch Investment
                                                                                         Managers, L.P.
 Met/AIM Capital Appreciation            Seeks capital appreciation.                     MetLife Investors Advisory, LLC Sub-
 Portfolio -- Class A                                                                    Adviser: A I M Capital Management
 MFS(R) Value Portfolio -- Class A       Seeks capital appreciation and reasonable       MetLife Investors Advisory, LLC Sub-
                                         income.                                         Adviser: Massachusetts Financial
                                                                                         Services Company
 Neuberger Berman Real Estate Portfolio  Seeks to provide total return through           Met Investors Advisory, LLC Subadviser:
   -- Class A                            investment in real estate securities,           Neuberger Berman Management Inc.
                                         emphasizing both capital appreciation and
                                         current income.

 Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital growth.     MetLife Investors Subadviser: Pioneer
                                                                                         Investment Management, Inc.
 Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                     MetLife Investors Advisory, LLC
   Class A                                                                               Subadviser: Pioneer Investment
                                                                                         Management, Inc.
 Pioneer Strategic Income Portfolio --   Seeks a high level of current income.           MetLife Investors Advisory, LLC
   Class A                                                                               Subadviser: Pioneer Investment
                                                                                         Management, Inc.
METLIFE INVESTMENT FUNDS, INC.
 MetLife Investment Diversified Bond     Seeks maximum long-term total return            MetLife Investment Funds Management
   Fund                                  (capital appreciation and income) by            LLC
                                         investing primarily in fixed income securities. Subadviser: Western Asset Management
                                                                                         Company; Wellington Management
                                                                                         Company, and SSgA Funds
                                                                                         Management, Inc.
 MetLife Investment International Stock  Seeks maximum long-term total return            MetLife Investment Funds Management
   Fund                                  (capital and income) by investing primarily in  LLC
                                         common stocks of established non-U.S.           Subadviser: AllianceBernstein L.P.;
                                         companies.                                      Oechsle International Advisors LLC; and
                                                                                         SSgA Funds Management, Inc.

                                                           INVESTMENT                                INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------  ---------------------------------------------- -------------------------------------
 MetLife Investment Large Company Stock  Seeks maximum long-term total return           MetLife Investment Funds Management,
   Fund                                  (capital and income) by investing primarily in LLC
                                         common stocks of well established              Subadviser: Wellington Management
                                         companies.                                     Company; Smith Barney Fund
                                                                                        Management LLC; and SSgA Funds
                                                                                        Management, Inc.
 MetLife Investment Small Company Stock  Seeks maximum long-term total return           MetLife Investment Funds Management,
   Fund                                  (capital and income) by investing primarily in LLC
                                         common stocks of small companies.              Subadviser: Delaware Management
                                                                                        Company; OFI Institutional
                                                                                        Management, Inc.; and SSgA Funds
                                                                                        Management, Inc.
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio   Seeks maximum capital appreciation.            MetLife Advisers, LLC
   -- Class D                                                                           Sub-adviser: BlackRock Advisers, Inc.
 BlackRock Bond Income Portfolio --      Seeks competitive total return primarily from  MetLife Advisers, LLC
   Class A                               investing in fixed-income securities.          Sub-adviser: BlackRock Advisors, Inc.

 FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                        Sub-adviser: Fidelity Management &
                                                                                        Research Company, Inc.
 MetLife Aggressive Allocation           Seeks growth of capital.                       MetLife Advisers, LLC
   Portfolio -- Class B
 MetLife Conservative Allocation         Seeks high level of current income, with       MetLife Advisers, LLC
   Portfolio -- Class B                  growth of capital as a secondary objective.

 MetLife Conservative to Moderate        Seeks high total return in the form of income  MetLife Advisers, LLC
   Allocation Portfolio -- Class B       and growth of capital, with a greater
                                         emphasis on income.
 MetLife Moderate Allocation Portfolio   Seeks a balance between a high level of        MetLife Advisers, LLC
   -- Class B                            current income and growth of capital, with a
                                         grater emphasis on growth of capital.

 MetLife Moderate to Aggressive          Seeks growth of capital.                       MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MFS(R) Total Return Portfolio -- Class  Seeks a favorable total return through         MetLife Advisers, LLC
   F                                     investment in a diversified portfolio.         Sub-adviser: Massachusetts Financial
                                                                                        Services Company
 Oppenheimer Global Equity Portfolio --  Seeks capital appreciation.                    MetLife Advisers, LLC
   Class A                                                                              Sub-adviser: OppenheimerFunds, Inc.
 Western Asset Management High Yield     Seeks high current income.                     MetLife Advisers, LLC
   Bond Portfolio -- Class A                                                            Sub-adviser: Western Asset Management
                                                                                        Company
 Western Asset Management U.S.           Seeks to maximize total return consistent with MetLife Advisers, LLC
   Government Portfolio -- Class A       preservation of capital and maintenance of     Sub-adviser: Western Asset Management
                                         liquidity.                                     Company

PIMCO VARIABLE INSURANCE TRUST
 Total Return Portfolio --               Seeks maximum total return, consistent with    Pacific Investment Management
   Administrative Class                  preservation of capital and prudent            Company LLC
                                         investment management.
PUTNAM VARIABLE TRUST
 Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.             Putnam Investment Management LLC
   Class IB Shares+
 Putnam VT International Equity Fund --  Seeks capital appreciation.                    Putnam Investment Management LLC
   Class IB Shares
 Putnam VT Small Cap Value Fund --       Seeks capital appreciation.                    Putnam Investment Management LLC
   Class IB Shares
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen Life Investment Trust        Seeks capital appreciation.                    Van Kampen Asset Management
   Emerging Growth Portfolio Class II
   Shares

                                                           INVESTMENT                             INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                          ADVISER/SUBADVISER
---------------------------------------  ---------------------------------------------- ------------------------------
 Van Kampen Life Investment Trust        Seeks capital appreciation through             Van Kampen Asset Management
   Enterprise Portfolio Class II Shares  investments in securities believed by the portfolio's investment adviser to have above-
                                         average potential for capital appreciation.

VARIABLE INSURANCE PRODUCTS FUND
 VIP Asset Manager (SM) Portfolio --     Seeks high total return with reduced risk over Fidelity Management & Research
   Initial Class                         the long-term by allocating its assets among   Company
                                         stocks, bonds and short-term instruments.

 VIP Contrafund(R) Portfolio -- Service  Seeks long-term capital appreciation.          Fidelity Management & Research
   Class 2                                                                              Company
 VIP Dynamic Capital Appreciation        Seeks capital appreciation.                    Fidelity Management & Research
   Portfolio -- Service Class 2                                                         Company
 VIP Equity-Income Portfolio -- Initial  Seeks reasonable income. The fund will also    Fidelity Management & Research
   Class                                 consider the potential for capital             Company
                                         appreciation. The fund's goal is to achieve a
                                         yield which exceeds the composite yield on
                                         the securities compromising the S&P 500
                                         Index.
 VIP Growth Portfolio -- Initial Class   Seeks to achieve capital appreciation.         Fidelity Management & Research
                                                                                        Company
 VIP High Income Portfolio -- Initial    Seeks a high level of current income while     Fidelity Management & Research
   Class+                                also considering growth of capital.            Company

 VIP Mid Cap Portfolio -- Service Class  Seeks long-term growth of capital.             Fidelity Management & Research
   2                                                                                    Company


--------

 +  Closed to new investors.
 * This closed Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix C for more information.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other Portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                            CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

   . the ability for you to make withdrawals and surrenders under the Contracts

   .   the death benefit paid on the death of the Contract Owner or Annuitant

   . the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs)

   .   administration of the annuity options available under the Contracts and

   .   the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

   . losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

   . sales and marketing expenses including commission payments to your sales agent and

   .   other costs of doing business.

Risks we assume include:

   . that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

   . that the amount of the death benefit will be greater than the Contract Value and

   . that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE


Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct either a surrender charge or a contingent deferred sales charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the Contract Owner or Participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a Purchase Payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) the expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan

     (b) contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants

     (c) the expected level of commission the Company may pay to the agent or TPA for distribution expenses

     (d) any other factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

   .   retirement of Participant

   .   severance from employment by Participant

   .   loans (if available)

   .   hardship (as defined by the Code) suffered by the Participant

   .   death of Participant

   .   disability (as defined by the Code) of Participant

   .   return of excess plan contributions

   .   minimum required distributions, generally when Participant reaches age
       70 1/2

   .   transfers to an Employee Stock Fund

   .   certain Plan expenses, as mutually agreed upon

   .   annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE


For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined Qualified Plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first Contract/Certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is equal to 1.20% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed in the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                                   YEARS SINCE INITIAL
VARIABLE LIQUIDITY BENEFIT CHARGE PURCHASE PAYMENT MADE PERCENTAGE
--------------------------------- --------------------- ----------
  As a percentage of the amount
    surrendered..................          0-5              5%
                                           6+               0%

                                      OR

VARIABLE LIQUIDITY BENEFIT CHARGE CONTRACT YEAR PERCENTAGE
--------------------------------- ------------- ----------
    As a percentage of amount
      surrendered................      1-2          5%
                                       3-4          4%
                                       5-6          3%
                                       7-8          2%
                                       9+           0%

Please refer to The Annuity Period for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL CONTRACT ADMINISTRATIVE CHARGE. We may deduct a semiannual contract administrative charge of up to $15 from the value of each Participant's individual account. We will make any such deduction pro rata from each Variable Funding Option at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) the size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically

     (b) determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Cash Values

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

The Company pays selected TPAs, some of which may be owned by or in which your registered representative has a financial interest, a flat per participant fee for various services in lieu of our providing those services to plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from your Contract.


THE CHART PROGRAM FEE

If you participate in the CHART Program, there is an additional fee. Please see the "CHART Program" subsection under the section "Asset Allocation Services" in this prospectus.

                                   TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., Credit Suisse Trust Emerging Market Portfolio, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Worldwide Growth Portfolio, Legg Mason Partners Variable International All Cap Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Lord Abbett Bond Debenture Portfolio, Pioneer Strategic Income Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, and VIP High Income Portfolio, the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   . reject the transfer instruction of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

   . reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under the rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to
(1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners; and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Cash Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Cash Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.


ASSET ALLOCATION SERVICES


GENERAL


Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN AN ASSET ALLOCATION PROGRAM -- INVESTMENTS MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

THE ASSET ALLOCATION PROGRAM DESCRIBED BELOW ARE NOT A PART OF THE CONTRACT ISSUED BY THE COMPANY. THE COMPANY IS NOT REGISTERED AS AN INVESTMENT ADVISER, AND IS NOT OFFERING INVESTMENT ADVICE IN MAKING AVAILABLE THE ASSET ALLOCATION PROGRAM.

CHART PROGRAM


Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.

An affiliate of the Company, MIFS, offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART", is available for an additional asset-based fee that is payable by the participant to MIFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with MIFS. MIFS has a fiduciary obligation with respect to program participants. MIFS may not offer the program to all purchasers of the Contract.

Metropolitan Life Insurance Company, a broker dealer and affiliate of MIFS, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. MIFS entered into a Solicitation Agreement with MetLife Securities, Inc., a broker-dealer affiliate of both the Company and Metropolitan Insurance Company, whereby MetLife Securities, Inc. is compensated by MIFS for referring participants who enter into investment advisory agreements with MIFS to participate in CHART. MIFS, Metropolitan Life Insurance Company and MetLife Securities, Inc. are all affiliates of the Company.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE CHART PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE:
THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT MIFS'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT MIFS IS REQUIRED TO PROVIDE TO YOU.

Participants who enter into an investment advisory agreement with MIFS to participate in the program are authorizing MIFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds", each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are MetLife Investment International Stock Fund (formerly, CitiStreet International Stock Fund), MetLife Investment Small Company Stock Fund (formerly, CitiStreet Small Company Stock Fund), MetLife Investment Large Company Stock Fund (formerly, CitiStreet Large Company Stock
Fund) and MetLife Investment Diversified Bond Fund (formerly, CitiStreet Diversified Bond Fund). Each of the program funds is advised by MetLife Investment Funds, Inc. (formerly, CitiStreet Funds Management LLC), an affiliate of MIFS.

Periodically, MIFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, MIFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Program participants are encouraged to regularly reconsider their investor profile or allocation by calling MIFS at the phone number provided in the investor advisory agreement for a review. Program participants are encouraged to do this at least once per year. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.


Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE


MIFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.



                                       ANNUAL INVESTMENT
     CONTRACT VALUE                    ADVISORY FEE FOR
EQUAL TO OR GREATER THAN BUT LESS THAN   CHART PROGRAM
------------------------ ------------- -----------------
          $0               $25,000           1.00%
        $25,000            $50,000           0.75%
        $50,000            $75,000           0.50%
        $75,000            $100,000          0.35%
       $100,000            $250,000          0.25%
       $250,000            $500,000          0.15%
       $500,000+                             0.10%


Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.


The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.


                             ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account Cash Value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59/1//\\2\\. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                             OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

          (THIS BENEFIT IS AVAILABLE UNDER ALLOCATED CONTRACTS ONLY.)

Before the Maturity Date, a death benefit is payable to the beneficiary when the Participant dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death.


DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE


If the Participant dies before the Maturity Date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

     (a) the Cash Value of the Participant's individual account, or

     (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the Cash Value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                            NON-QUALIFIED CONTRACTS

                                                                                             MANDATORY
BEFORE THE MATURITY DATE,       THE COMPANY WILL                                            PAYOUT RULES
  UPON THE DEATH OF THE       PAY THE PROCEEDS TO:              UNLESS. . .                    APPLY*
---------------------------------------------------------------------------------------------------------------
 OWNER (WHO IS NOT THE    The beneficiary (ies), or if  Unless the beneficiary       Yes
 ANNUITANT)               none, to the CONTRACT         elects to continue the
                          OWNER'S estate.               Contract rather than receive
                                                        the distribution.
---------------------------------------------------------------------------------------------------------------
 OWNER (WHO IS THE        The beneficiary (ies), or if  Unless the beneficiary       Yes
 ANNUITANT)               none, to the CONTRACT         elects to continue the
                          OWNER'S estate.               Contract rather than receive
                                                        the distribution.
---------------------------------------------------------------------------------------------------------------
 ANNUITANT (WHO IS NOT    The beneficiary (ies), or if  Unless the beneficiary       Yes
 THE CONTRACT OWNER)      none, to the CONTRACT         elects to continue the
                          OWNER.                        Contract rather than receive
                                                        the distribution.
---------------------------------------------------------------------------------------------------------------
 ANNUITANT (WHO IS THE    See death of "owner who is                                 Yes
 CONTRACT OWNER)          the Annuitant" above.
---------------------------------------------------------------------------------------------------------------
 ANNUITANT (WHERE         The beneficiary (ies) (e.g.                                Yes (Death of ANNUITANT is
 OWNER IS A NONNATURAL    the trust) or if none, to the                              treated as death of the
 ENTITY/TRUST)            owner.                                                     owner in these
                                                                                     circumstances.)
---------------------------------------------------------------------------------------------------------------
 BENEFICIARY              No death proceeds are                                      N/A
                          payable; Contract
                          continues.
---------------------------------------------------------------------------------------------------------------
 CONTINGENT BENEFICIARY   No death proceeds are                                      N/A
                          payable; Contract
                          continues.
---------------------------------------------------------------------------------------------------------------

                              QUALIFIED CONTRACTS

                                                                                     MANDATORY
BEFORE THE MATURITY DATE,   THE COMPANY WILL PAY THE                                PAYOUT RULES
  UPON THE DEATH OF THE           PROCEEDS TO:                 UNLESS. . .             APPLY*
------------------------------------------------------------------------------------------------
 OWNER / ANNUITANT        The beneficiary (ies), or if Unless the beneficiary           Yes
                          none, to the CONTRACT        elects to continue the
                          OWNER'S estate.              Contract rather than receive
                                                       the distribution.
------------------------------------------------------------------------------------------------
 BENEFICIARY              No death proceeds are                                         N/A
                          payable; Contract
                          continues.
------------------------------------------------------------------------------------------------
 CONTINGENT BENEFICIARY   No death proceeds are                                         N/A
                          payable; Contract
                          continues.
------------------------------------------------------------------------------------------------

--------
 * Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                              THE ANNUITY PERIOD
--------------------------------------------------------------------------------

ELECTION OF OPTIONS AT MATURITY

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a) the Participant's name, address, date of birth, social security number

     (b) the amount to be distributed

     (c) the annuity option which is to be purchased

     (d) the date the annuity option payments are to begin

     (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you and

     (f) any other data that we may require.

Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD


At the time an annuity option is elected, you also may elect to have the Participant's Cash Value applied to provide a variable annuity, a fixed annuity or a combination of both.

If no election is made to the contrary, the Cash Value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer Cash Values from one funding option to another ( as described in "Transfers",) in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment (as described under "Variable Annuity,") except that the amount we apply to begin the annuity will be your Contract Value as of the date
Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 Or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first annuity payment and is

         (1)the number of Annuity Units represented by each payment times

         (2)the number of payments made

and for a Fixed Annuity:

     (a) is the Cash Value applied on the Maturity Date under this option and

     (b) is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period without Life Contingency. We will make monthly payments for the period selected.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the "Payments for a Fixed Period without Life Contingency" variable annuity option.

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the Cash Value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Cash Value returned may be greater or less than your Purchase Payment. All Cash Values will be determined as of the next valuation following the Company's receipt of your Written Request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group Contract Owner. Under the allocated Contracts, if the Cash Value in a Participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the Cash Value of that Participant's individual account to your account.

Any Cash Value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:


     (a) the Cash Value of the Contract is less than the termination amount; or

     (b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c) We receive notice that is satisfactory to us of plan termination.


If we discontinue this Contract or we receive your Written Request to discontinue the Contract, we will, in our sole discretion and judgment:


     (a) accept no further payments for this Contract; and

     (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you, or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction; and

     (c) pay you an amount as described in the Fixed Account prospectus.


If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options that began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

     (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

CONTRACT VALUE

During the accumulation period, the Contract Value can be determined by multiplying the total number of funding option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate funding option and adding the sums for each funding option. There is no assurance that the value in any of the funding options will equal or exceed the Purchase Payments made to such funding options.


                             THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Separate Account QP for Variable Annuities ("Separate Account QP"). Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Account to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer the assets of the Separate Account to another account and/or to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters may be contained in the SAI.


GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts and qualified plans (including IRAs), like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (current top rate of 35%).


TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners and prospective contract owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code
Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.


All IRAs, TSAs (ERISA and non-ERISA) Section457(b), Section403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts.

There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70/1//\\2\\ or the year of retirement (except for 5% or more owners) . If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the Contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



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




KEOGH

A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

SECTION 403 (B) PLANS AND ARRANGEMENTS

Purchase Payments for a tax-deferred annuity contract (including salary reduction contributions) may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501 (c) (3) of the Code. Within statutory limits ($14,000 in 2005, $15,000 in 2006), such salary reduction contributions are not currently includable in the gross income of the participants. Additional "catch-up contributions" may be made by individuals age 50 or over. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. Instead, both the contributions to the tax-sheltered annuity and the income in the Contract are taxable as ordinary income when distributed.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions that may apply in certain situations.

Amounts attributable to salary reductions made to a tax-sheltered annuity and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the Participant retires. Certain other mandatory distribution rules apply at the death of the participant.

Certain distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403 (b) contract, certain qualified plans or to an Individual Retirement Arrangement (IRA) without federal income tax or withholding.

To the extent an eligible rollover distribution is not directly rolled over to another 403 (b) contract, an IRA or eligible qualified contract, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions which were not directly transferred to a qualified retirement program if the participant makes a rollover to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the Contract" is treated as a return of capital and is not taxable.

SECTION 403(B) LOANS

Some 403(b) Contract loans will be made only from a Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your 403(b) annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

DESIGNATED ROTH ACCOUNTS FOR 403(B) & 401(K) PLANS.

Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively "the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a
Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

6. If permitted under the federal tax law, we may permit both pre-tax contributions under a Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

.. The employer must permit contributions under a pre-tax 403(b) or pretax 401
(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.

.. Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code
Section 414(v) limits (age 50+catch-up) as well as contribution limits that apply under the Plan.

.. In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan, if such amounts have been held under any Designated Roth Account for at least 5 years, as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, or hardship withdrawals (only with respect to contributions), if permitted under the Plan).

.. If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of Federal income tax ("Qualified Distribution").

.. Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

.. Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing trust described in Section 401 (a) of the Code and exempt from tax under
Section 501 (a) of the Code, a Purchase Payment made by an employer (including salary reduction contributions under Section 401(k) of the Code) is not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or Beneficiary. For 2005, the applicable limits are $42,000 for total contributions and $14,000 ($44,000 and $15,000 for 2006) for salary reduction contributions made pursuant to Code Section 401(k). Additional "catch-up contributions" may be made by individuals age 50 or over ($4000 for 2005, and $5000 for 2006).

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

If a distribution that is eligible for rollover is not directly rolled over to another qualified retirement plan or IRA, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions that were not directly transferred to a qualified retirement program if the participant makes a rollover contribution to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire, except that if you are a 5% owner as defined in Code
Section 416(i) (1) (B), distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Certain other mandatory distribution rules apply on the death of the participant.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions which may apply in certain situations. Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 457 PLANS

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Such deferrals are subject to limits similar to those applicable to 403(b) and 401(k) plans.

Such plans are not available for churches and qualified church controlled organizations.

The Owner of contracts issued under Section 457 plans by non-governmental employers is the employer of the participant and amounts may not be made available to participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor. A different rule applies with respect to Section 457 plans that are established by governmental employers. The contract must be for the exclusive benefit of the plan participants (and their beneficiaries), and the governmental employer (and their creditors) must have no claim on the contract.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the participant retires. Certain other mandatory distribution rules apply upon the death of the participant.

All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or Beneficiary.

Generally, monies in your Contract can not be "made available" to you until you, reach age 70 1/2, leave your job or your employer changes or have an unforeseen emergency (as defined by the Code)

The tax rules for taxation of distributions and withdrawals work similarly as to those for IRAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to 457(b) plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a 457(b) plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax advisor.

LOANS: In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the Contract Owner has reached the age of 59
 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

In general this does not apply to section 457(b) annuities. However, it does apply to distributions from Contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


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


THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

Under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, certain special provisions may apply to the Contract if the Owner of a
Section 403 (b) plan Contract or the owner of a contract issued to certain qualified plans requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan subject to ERISA.

ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the plan administrator. Under certain plans, ERISA also requires that a designation of a Beneficiary other than the participant's spouse be deemed invalid unless the participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized plan representative, or the participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the plan administrator regarding the provisions of the plan, in accordance with applicable law. Because these requirements differ according to the plan, a person contemplating the purchase of an annuity contract should consider the provisions of the plan.

FEDERAL INCOME TAX WITHHOLDING & ELIGIBLE ROLLOVER DISTRIBUTIONS

The portion of a distribution that is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us or the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receives from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.

However, it does not include taxable distributions that are:

(1) Part of a series of substantially equal payments being made at least annually for:

   . your life or life expectancy
   . both you and your beneficiary's lives or life expectancies or . a specified period of 10 years or more

(2) Generally, income payments made under a permissible income annuity on or after the required beginning date are not eligible rollover distributions

(3) Withdrawals to satisfy minimum distribution requirements

(4) Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.


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


Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

ELIGIBLE ROLLOVER DISTRIBUTIONS

A distribution including a rollover that is not a direct rollover will require the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.

OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to the mandatory 20% withholding as described in above, the portion of a no periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election to opt out of withholding is not provided, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution that constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

TAX ADVICE

Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and/or an Owner, participant or Beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser prior to such purchase or the making of an election. It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax benefited plan loses its exempt status, employees could lose some of the tax benefits described. For further information, a qualified tax adviser should be consulted.

HURRICANE RELIEF

DISTRIBUTIONS: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

Under section 1035 of the Code, your Non-Qualified Contract may be exchanged for another Non- Qualified annuity without paying income taxes if certain Code requirements are met and income payments have not yet commenced. Code
Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.

For partial exchanges under section 1035, it is possible that the IRS could require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).

Additionally, consolidation of contracts under a section 1035 exchange will cause an aggregation of contract values and may adversely impact gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Generally, different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity than to withdrawals and payments received before the annuity starting date

Income payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

..   A non-taxable return of your purchase payment; and

..   A taxable payment of earnings.

Partial Annuitizations: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments.

We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments.

The death benefit under an annuity is generally taxable to the recipient beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner (using the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the Contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another non-qualified account or non-qualified annuity you owned, the entire interest in the Contract including the value of all benefits in addition to the account balance must be distributed to your designated beneficiary under the required minimum distribution rules under the Code that apply after your death. Additionally, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract must be distributed within five years of the date of your death.

If you die on or after the "annuity starting date", as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.

In the case of joint owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of or change of any annuitant (if changes to the annuitant are permitted under the Contract).

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

Where made available under the Contract, certain optional benefits such as GMIB may be inappropriate under IRA and other tax-qualified contracts due to required minimum distribution requirements. Consult your tax advisor.

Further, certain living benefits may not be made available under contracts issued to a designated beneficiary after the Owner's death (e.g. a "Stretch IRA" or a Stretch NQ contract) or, where otherwise made available, may have limited value due to minimum distributions required to be made under the tax law after the owner's death. Consult your tax advisor.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDLLC may enter into similar arrangements with their other affiliates, Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. See the Statement of Additional Information--"Distribution and Principal Underwriting Agreement" and "Distribution of the Contracts" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

From time to time, MetLife Associates LLC (formerly, CitiStreet Associates LLC) pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC to potential clients and for establishing and maintaining relationships between MetLife Associates LLC and various organizations.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding sub-accounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the separate account or of the Company to meet its obligations under the Contract.

                      THIS PAGE INTENTIONALLY LEFT BLANK

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


           THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix F. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                        SEPARATE ACCOUNT CHARGES 0.60%



                                                           UNIT VALUE AT               NUMBER OF UNITS
                                                           BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                        YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                        ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97)................... 2005     1.982         2.329        3,178,807
                                                      2004     1.668         1.982        3,007,532
                                                      2003     1.344         1.668        3,314,906
                                                      2002     1.804         1.344        2,932,920
                                                      2001     2.456         1.804        2,602,726
                                                      2000     3.163         2.456          996,560
                                                      1999     2.073         3.163          437,009
                                                      1998     1.290         2.073          413,409
                                                      1997     1.000         1.290           68,643

  Dreyfus Stock Index Fund -- Initial Shares (1/97).. 2005     1.855         1.931          425,802
                                                      2004     1.687         1.855          493,699
                                                      2003     1.322         1.687          520,081
                                                      2002     1.713         1.322          614,755
                                                      2001     1.963         1.713          500,383
                                                      2000     2.176         1.963          413,200
                                                      1999     1.815         2.176          243,662
                                                      1998     1.424         1.815          138,866
                                                      1997     1.077         1.424           13,090

  High Yield Bond Trust (10/96)...................... 2005     2.073         2.088          487,875
                                                      2004     1.917         2.073          457,164
                                                      2003     1.494         1.917          500,771
                                                      2002     1.437         1.494          206,913
                                                      2001     1.319         1.437          194,917
                                                      2000     1.315         1.319            8,718
                                                      1999     1.267         1.315            4,573
                                                      1998     1.196         1.267              533
                                                      1997     1.000         1.196              197

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
  Managed Assets Trust (10/96)............................ 2005     1.907         1.968        3,755,343
                                                           2004     1.753         1.907        3,701,526
                                                           2003     1.446         1.753        3,384,161
                                                           2002     1.591         1.446        2,932,943
                                                           2001     1.686         1.591        2,310,280
                                                           2000     1.724         1.686          766,016
                                                           1999     1.519         1.724           95,510
                                                           1998     1.258         1.519           23,844
                                                           1997     1.000         1.258            5,565

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (5/01)......... 2005     0.806         0.847          398,147
                                                           2004     0.767         0.806          396,007
                                                           2003     0.617         0.767          329,124
                                                           2002     0.890         0.617          306,570
                                                           2001     1.000         0.890          178,744

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96)..... 2005     1.675         1.700          764,679
                                                           2004     1.610         1.675          742,031
                                                           2003     1.534         1.610          662,519
                                                           2002     1.417         1.534          513,410
                                                           2001     1.334         1.417          122,849
                                                           2000     1.194         1.334           17,825
                                                           1999     1.235         1.194            8,580
                                                           1998     1.140         1.235            6,982
                                                           1997     1.000         1.140               --

  CitiStreet International Stock Fund -- Class I (10/96).. 2005     1.396         1.591        1,025,647
                                                           2004     1.223         1.396        1,014,954
                                                           2003     0.946         1.223          777,156
                                                           2002     1.225         0.946          323,555
                                                           2001     1.568         1.225          349,886
                                                           2000     1.716         1.568          187,532
                                                           1999     1.302         1.716           58,143
                                                           1998     1.141         1.302           20,676
                                                           1997     1.000         1.141            3,405

  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.221         1.294          779,759
                                                           2004     1.116         1.221          702,789

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  CitiStreet Large Company Stock Fund -- Class I (continued).. 2003     0.876         1.116          597,887
                                                               2002     1.142         0.876          415,447
                                                               2001     1.364         1.142          272,388
                                                               2000     1.613         1.364          118,559
                                                               1999     1.628         1.613           92,195
                                                               1998     1.417         1.628           58,294
                                                               1997     1.000         1.417            1,292

  CitiStreet Small Company Stock Fund -- Class I (10/96)...... 2005     1.583         1.688        1,192,206
                                                               2004     1.386         1.583        1,129,046
                                                               2003     0.974         1.386          883,563
                                                               2002     1.285         0.974          586,956
                                                               2001     1.273         1.285          304,920
                                                               2000     1.163         1.273          138,115
                                                               1999     0.856         1.163           92,398
                                                               1998     0.942         0.856           70,995
                                                               1997     1.000         0.942            5,090
                                                               1997     0.886         1.000               --
                                                               1996     1.000         0.886               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (11/98)...... 2005     1.845         2.346           81,085
                                                               2004     1.485         1.845          101,326
                                                               2003     1.046         1.485           39,486
                                                               2002     1.190         1.046           33,858
                                                               2001     1.325         1.190           11,235

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)........... 2005     2.444         2.603          732,600
                                                               2004     1.871         2.444          725,473
                                                               2003     1.405         1.871          636,474
                                                               2002     1.352         1.405          325,441
                                                               2001     1.250         1.352           71,516
                                                               2000     0.958         1.250              600
                                                               1999     1.000         0.958               --

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT               NUMBER OF UNITS
                                                                        BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                     ---- ------------- ------------- ---------------
Dreyfus Variable Investment Fund
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98).. 2005     1.106         1.147          470,417
                                                                   2004     1.059         1.106          461,716
                                                                   2003     0.879         1.059          395,420
                                                                   2002     1.062         0.879          323,041
                                                                   2001     1.178         1.062          100,385
                                                                   2000     1.193         1.178            8,776
                                                                   1999     1.077         1.193            3,743
                                                                   1998     1.000         1.077              502

  Dreyfus VIF -- Developing Leaders Portfolio -- Initial
  Shares (9/98)................................................... 2005     1.797         1.889        1,323,461
                                                                   2004     1.623         1.797        1,353,337
                                                                   2003     1.240         1.623        1,205,447
                                                                   2002     1.542         1.240        1,104,419
                                                                   2001     1.653         1.542          892,061
                                                                   2000     1.467         1.653          465,722
                                                                   1999     1.199         1.467           63,771
                                                                   1998     1.000         1.199               --

Franklin Templeton Variable Insurance Products Trust
  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)................................................... 2005     1.235         1.565          311,013
                                                                   2004     1.000         1.235          100,959

  Templeton Foreign Securities Fund -- Class 2 Shares (5/04)...... 2005     1.158         1.268          640,891
                                                                   2004     1.000         1.158          272,618

  Templeton Global Asset Allocation Fund -- Class 1
  Shares (10/96).................................................. 2005     2.046         2.112          147,663
                                                                   2004     1.775         2.046          121,205
                                                                   2003     1.350         1.775          101,995
                                                                   2002     1.417         1.350           95,945
                                                                   2001     1.579         1.417           84,808
                                                                   2000     1.584         1.579           52,302
                                                                   1999     1.297         1.584           25,306
                                                                   1998     1.226         1.297           41,126
                                                                   1997     1.000         1.226            7,711

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Templeton Growth Securities Fund -- Class 1 Shares (10/96).. 2005     2.017         2.187          556,302
                                                               2004     1.746         2.017          515,737
                                                               2003     1.324         1.746          422,132
                                                               2002     1.631         1.324          386,289
                                                               2001     1.657         1.631          340,692
                                                               2000     1.552         1.657          295,851
                                                               1999     1.209         1.552          299,758
                                                               1998     1.202         1.209          212,737
                                                               1997     1.000         1.202           44,138

Janus Aspen Series
  Balanced Portfolio -- Service Shares (5/01)................. 2005     1.088         1.164        2,073,047
                                                               2004     1.011         1.088        2,094,227
                                                               2003     0.894         1.011        2,007,620
                                                               2002     0.964         0.894        1,732,684
                                                               2001     1.000         0.964        1,050,044

  Mid Cap Growth Portfolio -- Service Shares (5/01)........... 2005     0.887         0.987          733,827
                                                               2004     0.740         0.887          775,607
                                                               2003     0.553         0.740          752,722
                                                               2002     0.773         0.553          681,958
                                                               2001     1.000         0.773          323,705

  Worldwide Growth Portfolio -- Service Shares (5/01)......... 2005     0.793         0.832        1,293,969
                                                               2004     0.763         0.793        1,355,881
                                                               2003     0.621         0.763        1,332,255
                                                               2002     0.841         0.621        1,259,857
                                                               2001     1.000         0.841          793,901

PIMCO Variable Insurance Trust
  Total Return Portfolio -- Administrative Class (5/01)....... 2005     1.249         1.272        2,017,831
                                                               2004     1.198         1.249        1,808,655
                                                               2003     1.148         1.198        1,647,691
                                                               2002     1.059         1.148        1,433,047
                                                               2001     1.000         1.059          241,694

Putnam Variable Trust
  Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)... 2005     0.796         0.848           67,921
                                                               2004     0.744         0.796           71,306

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                               ---- ------------- ------------- ---------------
  Putnam VT Discovery Growth Fund -- Class IB
  Shares (continued)........................................ 2003     0.567         0.744           55,253
                                                             2002     0.810         0.567           84,242
                                                             2001     1.000         0.810           45,903

  Putnam VT International Equity Fund -- Class IB
  Shares (5/01)............................................. 2005     1.041         1.161        1,294,451
                                                             2004     0.901         1.041        1,206,751
                                                             2003     0.705         0.901        1,247,131
                                                             2002     0.862         0.705          915,170
                                                             2001     1.000         0.862          381,220

  Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).. 2005     1.659         1.765        1,767,557
                                                             2004     1.322         1.659        1,856,242
                                                             2003     0.889         1.322        1,334,080
                                                             2002     1.094         0.889          970,390
                                                             2001     1.000         1.094          255,109

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (10/98)........................... 2005     1.836         1.899        1,691,857
                                                             2004     1.706         1.836        1,808,280
                                                             2003     1.234         1.706        1,736,717
                                                             2002     1.657         1.234        1,398,103
                                                             2001     1.636         1.657          787,918

  Investors Fund -- Class I (10/98)......................... 2005     1.613         1.709          545,968
                                                             2004     1.471         1.613          599,717
                                                             2003     1.118         1.471          612,882
                                                             2002     1.462         1.118          539,109
                                                             2001     1.534         1.462          543,168
                                                             2000     1.339         1.534          143,552
                                                             1999     1.206         1.339              106
                                                             1998     1.000         1.206               --

  Small Cap Growth Fund -- Class I (5/01)................... 2005     1.072         1.117          961,768
                                                             2004     0.937         1.072        1,020,306
                                                             2003     0.633         0.937          808,922
                                                             2002     0.975         0.633          593,152
                                                             2001     1.000         0.975          195,824

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                 ---- ------------- ------------- ---------------
The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)... 2005     0.894         0.967          156,849
                                               2004     0.845         0.894          145,832
                                               2003     0.657         0.845          105,652
                                               2002     0.869         0.657           63,409
                                               2001     1.000         0.869           20,879

  Convertible Securities Portfolio (8/99)..... 2005     1.486         1.483          511,555
                                               2004     1.407         1.486          473,032
                                               2003     1.121         1.407          107,427
                                               2002     1.212         1.121           32,901
                                               2001     1.230         1.212            4,616
                                               2000     1.100         1.230              503
                                               1999     1.000         1.100           66,449

  Disciplined Mid Cap Stock Portfolio (9/98).. 2005     2.108         2.356        2,238,649
                                               2004     1.821         2.108        2,198,288
                                               2003     1.370         1.821        1,810,988
                                               2002     1.608         1.370        1,086,972
                                               2001     1.686         1.608          369,948
                                               2000     1.454         1.686           10,638
                                               1999     1.222         1.454            5,028
                                               1998     1.000         1.222                9

  Mercury Large Cap Core Portfolio (10/98).... 2005     1.144         1.274          180,104
                                               2004     0.993         1.144          157,515
                                               2003     0.824         0.993          118,258
                                               2002     1.108         0.824           79,115
                                               2001     1.437         1.108          230,822
                                               2000     1.531         1.437          156,027
                                               1999     1.245         1.531           18,357
                                               1998     1.000         1.245            4,261

  MFS(R) Emerging Growth Portfolio (5/01)..... 2005     0.767         0.745               --
                                               2004     0.684         0.767           89,184
                                               2003     0.533         0.684           63,624
                                               2002     0.816         0.533           31,236
                                               2001     1.000         0.816            4,859

  MFS(R) Mid Cap Growth Portfolio (10/98)..... 2005     1.283         1.314          383,071
                                               2004     1.131         1.283          405,733

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                     UNIT VALUE AT               NUMBER OF UNITS
                                                     BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                  YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                  ---- ------------- ------------- ---------------
  MFS(R) Mid Cap Growth Portfolio (continued).. 2003     0.830         1.131          296,557
                                                2002     1.633         0.830          202,508
                                                2001     2.152         1.633          325,204
                                                2000     1.979         2.152          165,835
                                                1999     1.213         1.979              415
                                                1998     1.000         1.213               --

  MFS(R) Total Return Portfolio (10/96)........ 2005     1.988         2.035        3,410,646
                                                2004     1.794         1.988        2,807,363
                                                2003     1.549         1.794        2,510,455
                                                2002     1.645         1.549        2,201,507
                                                2001     1.655         1.645        1,523,540
                                                2000     1.427         1.655           66,535
                                                1999     1.399         1.427           76,473
                                                1998     1.260         1.399           67,299
                                                1997     1.000         1.260            9,157

  MFS(R) Value Portfolio (5/04)................ 2005     1.128         1.194          115,971
                                                2004     1.000         1.128           75,452

  Pioneer Fund Portfolio (10/96)............... 2005     1.340         1.412          213,115
                                                2004     1.213         1.340          303,851
                                                2003     0.986         1.213          170,355
                                                2002     1.421         0.986          125,367
                                                2001     1.857         1.421           87,240
                                                2000     1.503         1.857           33,198
                                                1999     1.514         1.503            8,345
                                                1998     1.289         1.514            6,675
                                                1997     1.000         1.289            1,494

  Pioneer Strategic Income Portfolio (10/96)... 2005     1.554         1.602          218,148
                                                2004     1.409         1.554          144,266
                                                2003     1.186         1.409          135,056
                                                2002     1.127         1.186           62,808
                                                2001     1.088         1.127          117,990
                                                2000     1.098         1.088            4,035
                                                1999     1.093         1.098            9,311
                                                1998     1.092         1.093           31,397
                                                1997     1.000         1.092            6,058

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  Strategic Equity Portfolio (10/96)............................ 2005     1.538         1.560          622,816
                                                                 2004     1.404         1.538          669,603
                                                                 2003     1.065         1.404          650,708
                                                                 2002     1.614         1.065          489,407
                                                                 2001     1.874         1.614          544,899
                                                                 2000     2.305         1.874          275,547
                                                                 1999     1.753         2.305           99,102
                                                                 1998     1.367         1.753           32,748
                                                                 1997     1.000         1.367           10,959

  Travelers Quality Bond Portfolio (9/97)....................... 2005     1.440         1.454          325,404
                                                                 2004     1.402         1.440          316,329
                                                                 2003     1.318         1.402          283,298
                                                                 2002     1.254         1.318          236,922
                                                                 2001     1.177         1.254          131,098
                                                                 2000     1.107         1.177            1,597
                                                                 1999     1.102         1.107            1,221
                                                                 1998     1.021         1.102              228

  U.S. Government Securities Portfolio (10/96).................. 2005     1.746         1.811          786,487
                                                                 2004     1.655         1.746          754,697
                                                                 2003     1.621         1.655          645,692
                                                                 2002     1.435         1.621          517,949
                                                                 2001     1.364         1.435           34,745
                                                                 2000     1.199         1.364            1,246
                                                                 1999     1.259         1.199               --
                                                                 1998     1.149         1.259            6,143

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     1.007         1.025           77,851
                                                                 2004     1.002         1.007           20,413
                                                                 2003     1.000         1.002            1,000

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.930         1.032        1,964,545
                                                                 2004     0.851         0.930        2,160,052
                                                                 2003     0.636         0.851        1,952,183
                                                                 2002     0.950         0.636        1,482,733
                                                                 2001     1.000         0.950          646,990

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT               NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                  ---- ------------- ------------- ---------------
  Smith Barney High Income Portfolio (10/96)................... 2005     1.407         1.435           62,659
                                                                2004     1.281         1.407           78,885
                                                                2003     1.011         1.281           56,803
                                                                2002     1.051         1.011           21,046
                                                                2001     1.099         1.051           12,732
                                                                2000     1.202         1.099              170
                                                                1999     1.179         1.202              306
                                                                1998     1.180         1.179               --

  Smith Barney International All Cap Growth Portfolio (10/96).. 2005     1.043         1.158          255,434
                                                                2004     0.890         1.043          231,552
                                                                2003     0.702         0.890          124,783
                                                                2002     0.951         0.702           99,780
                                                                2001     1.390         0.951          113,887
                                                                2000     1.835         1.390          212,289
                                                                1999     1.101         1.835            6,115
                                                                1998     1.040         1.101           13,292
                                                                1997     1.000         1.040            6,580

  Smith Barney Large Cap Value Portfolio (10/96)............... 2005     1.537         1.627        3,231,849
                                                                2004     1.398         1.537        3,173,539
                                                                2003     1.102         1.398        3,033,990
                                                                2002     1.486         1.102        2,719,762
                                                                2001     1.628         1.486        2,156,095
                                                                2000     1.448         1.628          706,152
                                                                1999     1.456         1.448           64,998
                                                                1998     1.334         1.456           21,635
                                                                1997     1.000         1.334            7,515

  Smith Barney Large Capitalization Growth Portfolio (5/98).... 2005     1.504         1.573          289,180
                                                                2004     1.508         1.504          366,579
                                                                2003     1.028         1.508          238,213
                                                                2002     1.375         1.028           39,296
                                                                2001     1.581         1.375          124,406
                                                                2000     1.709         1.581           78,925
                                                                1999     1.314         1.709               --
                                                                1998     1.000         1.314               --

  Smith Barney Money Market Portfolio (10/96).................. 2005     1.260         1.288           45,638
                                                                2004     1.257         1.260           35,778

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                             UNIT VALUE AT               NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                          YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                          ---- ------------- ------------- ---------------
  Smith Barney Money Market Portfolio (continued)...... 2003     1.256         1.257         548,095
                                                        2002     1.247         1.256         384,180
                                                        2001     1.210         1.247          36,990
                                                        2000     1.148         1.210          56,905
                                                        1999     1.102         1.148         504,494
                                                        1998     1.056         1.102              --

  Social Awareness Stock Portfolio (10/96)............. 2005     1.663         1.726         401,078
                                                        2004     1.575         1.663         410,937
                                                        2003     1.230         1.575         404,894
                                                        2002     1.646         1.230         332,072
                                                        2001     1.964         1.646         276,743
                                                        2000     1.985         1.964         104,272
                                                        1999     1.724         1.985          40,351
                                                        1998     1.311         1.724          12,064
                                                        1997     1.000         1.311           1,465

Van Kampen Life Investment Trust
  Emerging Growth Portfolio -- Class II Shares (5/01).. 2005     0.735         0.786         164,175
                                                        2004     0.692         0.735         174,046
                                                        2003     0.548         0.692         245,721
                                                        2002     0.819         0.548         151,687
                                                        2001     1.000         0.819          56,640

  Enterprise Portfolio -- Class II Shares (5/01)....... 2005     0.824         0.884          32,816
                                                        2004     0.799         0.824          28,823
                                                        2003     0.639         0.799          23,209
                                                        2002     0.913         0.639          13,723
                                                        2001     1.000         0.913           6,891

Variable Insurance Products Fund
  Asset Manager SM Portfolio -- Initial Class (10/96).. 2005     1.613         1.669          48,905
                                                        2004     1.539         1.613          71,906
                                                        2003     1.312         1.539          72,935
                                                        2002     1.446         1.312          73,597
                                                        2001     1.517         1.446          63,204
                                                        2000     1.589         1.517          56,454
                                                        1999     1.439         1.589          38,657
                                                        1998     1.258         1.439          32,515

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                             UNIT VALUE AT               NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                          YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                          ---- ------------- ------------- ---------------
  Contrafund(R) Portfolio -- Service Class 2 (5/01).... 2005     1.247         1.446        7,103,809
                                                        2004     1.089         1.247        5,358,276
                                                        2003     0.855         1.089        4,062,355
                                                        2002     0.951         0.855        2,680,749
                                                        2001     1.000         0.951        1,433,561

  Dynamic Capital Appreciation Portfolio -- Service
  Class 2 (5/01)....................................... 2005     0.974         1.169           74,681
                                                        2004     0.968         0.974           54,968
                                                        2003     0.779         0.968           43,877
                                                        2002     0.848         0.779           35,320
                                                        2001     1.000         0.848           10,715

  Equity -- Income Portfolio -- Initial Class (10/96).. 2005     1.882         1.981          138,209
                                                        2004     1.698         1.882          149,510
                                                        2003     1.311         1.698          136,901
                                                        2002     1.588         1.311          160,504
                                                        2001     1.680         1.588          139,375
                                                        2000     1.559         1.680           93,837
                                                        1999     1.475         1.559          125,159
                                                        1998     1.329         1.475           39,301

  Growth Portfolio -- Initial Class (10/96)............ 2005     1.578         1.660          313,797
                                                        2004     1.536         1.578          375,289
                                                        2003     1.163         1.536          452,503
                                                        2002     1.674         1.163          467,001
                                                        2001     2.045         1.674          600,404
                                                        2000     2.311         2.045          499,206
                                                        1999     1.692         2.311          168,043
                                                        1998     1.220         1.692           77,604

  High Income Portfolio -- Initial Class (10/96)....... 2005     1.161         1.186           37,524
                                                        2004     1.066         1.161           37,524
                                                        2003     0.843         1.066           36,607
                                                        2002     0.820         0.843           36,031
                                                        2001     0.934         0.820           45,868
                                                        2000     1.212         0.934           94,397
                                                        1999     1.128         1.212           46,277
                                                        1998     1.186         1.128           40,705

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                     UNIT VALUE AT               NUMBER OF UNITS
                                                     BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                  YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                  ---- ------------- ------------- ---------------
  Mid Cap Portfolio -- Service Class 2 (5/01).. 2005     1.574         1.847        5,046,318
                                                2004     1.270         1.574        3,259,665
                                                2003     0.924         1.270        1,562,630
                                                2002     1.034         0.924          652,170
                                                2001     1.000         1.034          194,753

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                        SEPARATE ACCOUNT CHARGES 1.30%



                                                           UNIT VALUE AT               NUMBER OF UNITS
                                                           BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                        YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                        ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97)................... 2005     1.871         2.183        1,911,719
                                                      2004     1.586         1.871        2,228,849
                                                      2003     1.286         1.586        2,197,793
                                                      2002     1.740         1.286        2,026,597
                                                      2001     2.385         1.740        1,800,337
                                                      2000     3.092         2.385        1,555,883
                                                      1999     2.040         3.092        1,271,961
                                                      1998     1.279         2.040          961,744
                                                      1997     1.027         1.279          350,624

  Dreyfus Stock Index Fund -- Initial Shares (1/97).. 2005     1.751         1.810        2,036,362
                                                      2004     1.604         1.751        2,117,372
                                                      2003     1.266         1.604        1,886,932
                                                      2002     1.651         1.266        1,708,717
                                                      2001     1.905         1.651        1,588,526
                                                      2000     2.128         1.905        1,558,905
                                                      1999     1.787         2.128        1,399,407
                                                      1998     1.412         1.787        1,121,361
                                                      1997     1.075         1.412          343,089
                                                      1996     1.000         1.075               --

  High Yield Bond Trust (10/96)...................... 2005     1.957         1.957          100,315
                                                      2004     1.823         1.957          138,305
                                                      2003     1.430         1.823          110,217
                                                      2002     1.385         1.430           80,261
                                                      2001     1.281         1.385           67,746
                                                      2000     1.285         1.281           48,596
                                                      1999     1.247         1.285           42,157
                                                      1998     1.186         1.247           28,684
                                                      1997     1.000         1.186            3,815

  Managed Assets Trust (10/96)....................... 2005     1.800         1.845          403,436
                                                      2004     1.666         1.800          550,241
                                                      2003     1.384         1.666          493,913
                                                      2002     1.534         1.384          480,471
                                                      2001     1.637         1.534          438,370
                                                      2000     1.686         1.637          401,308
                                                      1999     1.495         1.686          362,589
                                                      1998     1.247         1.495          299,403
                                                      1997     1.000         1.247          223,823

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (5/01)......... 2005     0.786         0.820          99,039
                                                           2004     0.753         0.786          86,354
                                                           2003     0.610         0.753          62,575
                                                           2002     0.886         0.610          41,405
                                                           2001     1.000         0.886           9,328

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96)..... 2005     1.581         1.593         171,443
                                                           2004     1.531         1.581         387,341
                                                           2003     1.469         1.531         307,206
                                                           2002     1.366         1.469         188,280
                                                           2001     1.295         1.366         150,472
                                                           2000     1.167         1.295          69,929
                                                           1999     1.216         1.167          56,766
                                                           1998     1.130         1.216          50,376
                                                           1997     1.000         1.130          22,291

  CitiStreet International Stock Fund -- Class I (10/96).. 2005     1.318         1.491         120,444
                                                           2004     1.162         1.318         202,492
                                                           2003     0.905         1.162         169,846
                                                           2002     1.181         0.905         108,558
                                                           2001     1.523         1.181          81,149
                                                           2000     1.677         1.523          46,491
                                                           1999     1.282         1.677          37,869
                                                           1998     1.131         1.282          35,028
                                                           1997     1.000         1.131          16,165

  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.152         1.213         362,097
                                                           2004     1.061         1.152         560,256
                                                           2003     0.839         1.061         493,283
                                                           2002     1.101         0.839         363,378
                                                           2001     1.324         1.101         326,861
                                                           2000     1.577         1.324         246,823
                                                           1999     1.603         1.577         186,669
                                                           1998     1.405         1.603         153,298
                                                           1997     1.000         1.405          42,001

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                        UNIT VALUE AT               NUMBER OF UNITS
                                                                        BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                     ---- ------------- ------------- ---------------
  CitiStreet Small Company Stock Fund -- Class I (10/96).......... 2005     1.494         1.582         160,201
                                                                   2004     1.317         1.494         228,047
                                                                   2003     0.933         1.317         217,147
                                                                   2002     1.239         0.933         146,211
                                                                   2001     1.236         1.239         121,305
                                                                   2000     1.137         1.236         123,164
                                                                   1999     0.842         1.137          91,325
                                                                   1998     0.934         0.842          68,535
                                                                   1997     1.000         0.934          33,718

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (11/98).......... 2005     1.766         2.231           9,868
                                                                   2004     1.432         1.766           9,802
                                                                   2003     1.016         1.432           6,414
                                                                   2002     1.163         1.016           3,521
                                                                   2001     1.305         1.163           1,869

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)............... 2005     2.343         2.479          97,716
                                                                   2004     1.807         2.343         117,011
                                                                   2003     1.366         1.807          51,297
                                                                   2002     1.324         1.366          23,932
                                                                   2001     1.233         1.324           4,245
                                                                   2000     0.951         1.233              57
                                                                   1999     1.000         0.951              --

Dreyfus Variable Investment Fund
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98).. 2005     1.057         1.089         293,073
                                                                   2004     1.020         1.057         313,740
                                                                   2003     0.852         1.020         254,668
                                                                   2002     1.037         0.852         200,751
                                                                   2001     1.159         1.037         136,753
                                                                   2000     1.181         1.159          75,462
                                                                   1999     1.074         1.181          26,484
                                                                   1998     1.000         1.074              --

  Dreyfus VIF -- Developing Leaders Portfolio -- Initial
  Shares (9/98)................................................... 2005     1.719         1.796         209,178
                                                                   2004     1.564         1.719         308,645

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Dreyfus VIF -- Developing Leaders Portfolio -- Initial
  Shares (continued).......................................... 2003     1.203         1.564         260,010
                                                               2002     1.507         1.203         191,979
                                                               2001     1.627         1.507          93,689
                                                               2000     1.454         1.627          21,714
                                                               1999     1.196         1.454          15,312
                                                               1998     1.000         1.196           6,726

Franklin Templeton Variable Insurance Products Trust
  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)............................................... 2005     1.230         1.547          18,275
                                                               2004     1.000         1.230           5,761

  Templeton Foreign Securities Fund -- Class 2 Shares (5/04).. 2005     1.153         1.253          43,325
                                                               2004     1.000         1.153           6,608

  Templeton Global Asset Allocation Fund -- Class 1
  Shares (10/96).............................................. 2005     1.931         1.980         709,734
                                                               2004     1.688         1.931         700,415
                                                               2003     1.292         1.688         602,756
                                                               2002     1.366         1.292         533,846
                                                               2001     1.533         1.366         508,744
                                                               2000     1.548         1.533         562,632
                                                               1999     1.277         1.548         493,692
                                                               1998     1.067         1.277         421,487
                                                               1997     1.000         1.067          70,211

  Templeton Growth Securities Fund -- Class 1 Shares (10/96).. 2005     1.904         2.050         871,027
                                                               2004     1.660         1.904         891,046
                                                               2003     1.268         1.660         841,902
                                                               2002     1.572         1.268         779,945
                                                               2001     1.609         1.572         703,962
                                                               2000     1.517         1.609         684,317
                                                               1999     1.191         1.517         613,623
                                                               1998     1.192         1.191         499,388
                                                               1997     1.000         1.192         218,117

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
Janus Aspen Series
  Balanced Portfolio -- Service Shares (5/01)................ 2005     1.060         1.127          81,014
                                                              2004     0.992         1.060          65,970
                                                              2003     0.884         0.992          53,105
                                                              2002     0.959         0.884          36,827
                                                              2001     1.000         0.959           7,538

  Mid Cap Growth Portfolio -- Service Shares (5/01).......... 2005     0.864         0.956          83,501
                                                              2004     0.727         0.864          61,510
                                                              2003     0.546         0.727          42,656
                                                              2002     0.770         0.546          30,854
                                                              2001     1.000         0.770           4,574

  Worldwide Growth Portfolio -- Service Shares (5/01)........ 2005     0.773         0.805          77,901
                                                              2004     0.749         0.773          67,791
                                                              2003     0.614         0.749          41,629
                                                              2002     0.837         0.614          22,552
                                                              2001     1.000         0.837           5,640

PIMCO Variable Insurance Trust
  Total Return Portfolio -- Administrative Class (5/01)...... 2005     1.218         1.231         176,667
                                                              2004     1.176         1.218          99,924
                                                              2003     1.134         1.176          69,312
                                                              2002     1.054         1.134          43,128
                                                              2001     1.000         1.054           7,564

Putnam Variable Trust
  Putnam VT Discovery Growth Fund -- Class IB Shares (5/01).. 2005     0.775         0.821          18,531
                                                              2004     0.730         0.775          16,954
                                                              2003     0.560         0.730          17,380
                                                              2002     0.806         0.560          11,361
                                                              2001     1.000         0.806           2,387

  Putnam VT International Equity Fund -- Class IB
  Shares (5/01).............................................. 2005     1.015         1.124          41,099
                                                              2004     0.885         1.015          38,089
                                                              2003     0.697         0.885          34,761
                                                              2002     0.858         0.697          13,050
                                                              2001     1.000         0.858           5,115

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                               ---- ------------- ------------- ---------------
  Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).. 2005     1.617         1.708          87,228
                                                             2004     1.298         1.617          99,131
                                                             2003     0.879         1.298          50,998
                                                             2002     1.089         0.879          20,903
                                                             2001     1.000         1.089           2,938

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (10/98)........................... 2005     1.759         1.806         112,801
                                                             2004     1.645         1.759         113,026
                                                             2003     1.199         1.645          95,745
                                                             2002     1.620         1.199          62,773
                                                             2001     1.611         1.620          29,111

  Investors Fund -- Class I (10/98)......................... 2005     1.544         1.624         100,824
                                                             2004     1.418         1.544         105,464
                                                             2003     1.085         1.418          92,019
                                                             2002     1.429         1.085          78,635
                                                             2001     1.510         1.429          50,373
                                                             2000     1.328         1.510           3,198
                                                             1999     1.204         1.328           2,737
                                                             1998     1.000         1.204              --

  Small Cap Growth Fund -- Class I (5/01)................... 2005     1.045         1.082          20,740
                                                             2004     0.919         1.045          15,275
                                                             2003     0.625         0.919           7,411
                                                             2002     0.970         0.625           3,265
                                                             2001     1.000         0.970             565

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)................. 2005     0.872         0.936          33,734
                                                             2004     0.829         0.872          33,691
                                                             2003     0.650         0.829          19,681
                                                             2002     0.864         0.650           9,555
                                                             2001     1.000         0.864           1,220

  Convertible Securities Portfolio (8/99)................... 2005     1.432         1.418           8,176
                                                             2004     1.364         1.432           8,581
                                                             2003     1.095         1.364           8,119
                                                             2002     1.192         1.095           5,244
                                                             2001     1.218         1.192           1,191

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                   ---- ------------- ------------- ---------------
  Convertible Securities Portfolio (continued).. 2000     1.097         1.218             179
                                                 1999     1.000         1.097              --

  Disciplined Mid Cap Stock Portfolio (9/98).... 2005     2.017         2.239          94,671
                                                 2004     1.755         2.017         188,652
                                                 2003     1.329         1.755         139,688
                                                 2002     1.572         1.329          94,044
                                                 2001     1.659         1.572          36,696
                                                 2000     1.442         1.659           1,270
                                                 1999     1.287         1.442             542
                                                 1998     1.000         1.287              --

  Mercury Large Cap Core Portfolio (10/98)...... 2005     1.095         1.211          11,733
                                                 2004     0.957         1.095          26,198
                                                 2003     0.800         0.957          29,144
                                                 2002     1.083         0.800          21,285
                                                 2001     1.415         1.083          13,530
                                                 2000     1.518         1.415           2,997
                                                 1999     1.243         1.518             350
                                                 1998     1.000         1.243              --

  MFS(R) Emerging Growth Portfolio (5/01)....... 2005     0.747         0.725              --
                                                 2004     0.672         0.747          23,153
                                                 2003     0.527         0.672          25,317
                                                 2002     0.812         0.527          18,587
                                                 2001     1.000         0.812          10,904

  MFS(R) Mid Cap Growth Portfolio (10/98)....... 2005     1.228         1.249         192,771
                                                 2004     1.090         1.228         229,344
                                                 2003     0.806         1.090         194,788
                                                 2002     1.596         0.806         121,825
                                                 2001     2.118         1.596          53,126
                                                 2000     1.962         2.118           5,885
                                                 1999     1.211         1.962              --
                                                 1998     1.000         1.211              --

  MFS(R) Total Return Portfolio (10/96)......... 2005     1.877         1.907         696,378
                                                 2004     1.706         1.877         728,163
                                                 2003     1.483         1.706         578,646
                                                 2002     1.586         1.483         487,466
                                                 2001     1.607         1.586         293,600

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                 ---- ------------- ------------- ---------------
  MFS(R) Total Return Portfolio (continued)... 2000     1.395         1.607         151,272
                                               1999     1.377         1.395         136,549
                                               1998     1.249         1.377          90,723
                                               1997     1.000         1.249          89,438

  MFS(R) Value Portfolio (5/04)............... 2005     1.123         1.180           3,791
                                               2004     1.000         1.123              --

  Pioneer Fund Portfolio (10/96).............. 2005     1.265         1.324          74,740
                                               2004     1.153         1.265          82,200
                                               2003     0.944         1.153          75,413
                                               2002     1.370         0.944          60,637
                                               2001     1.803         1.370          57,561
                                               2000     1.470         1.803           6,646
                                               1999     1.490         1.470           5,986
                                               1998     1.278         1.490           6,389
                                               1997     1.000         1.278             462

  Pioneer Strategic Income Portfolio (10/96).. 2005     1.467         1.501         140,375
                                               2004     1.340         1.467         119,798
                                               2003     1.135         1.340         126,594
                                               2002     1.086         1.135         106,221
                                               2001     1.056         1.086         153,641
                                               2000     1.074         1.056         153,349
                                               1999     1.076         1.074         227,738
                                               1998     1.083         1.076          82,211
                                               1997     1.000         1.083          17,658

  Strategic Equity Portfolio (10/96).......... 2005     1.452         1.462         368,572
                                               2004     1.334         1.452         445,637
                                               2003     1.020         1.334         428,053
                                               2002     1.556         1.020         372,812
                                               2001     1.819         1.556         255,561
                                               2000     2.254         1.819         255,841
                                               1999     1.726         2.254         182,765
                                               1998     1.355         1.726         121,866
                                               1997     1.000         1.355          46,772

  Travelers Quality Bond Portfolio (9/97)..... 2005     1.368         1.373         237,104
                                               2004     1.342         1.368         264,155
                                               2003     1.271         1.342         242,682

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  Travelers Quality Bond Portfolio (continued).................. 2002     1.217         1.271         221,234
                                                                 2001     1.151         1.217         173,332
                                                                 2000     1.090         1.151         142,435
                                                                 1999     1.092         1.090         139,811
                                                                 1998     1.019         1.092         101,354
                                                                 1997     1.000         1.019           9,055

  U.S. Government Securities Portfolio (10/96).................. 2005     1.649         1.698         317,572
                                                                 2004     1.574         1.649         343,548
                                                                 2003     1.552         1.574         319,796
                                                                 2002     1.383         1.552         261,077
                                                                 2001     1.324         1.383         186,516
                                                                 2000     1.172         1.324         138,106
                                                                 1999     1.239         1.172         110,011
                                                                 1998     1.139         1.239          62,648
                                                                 1997     1.000         1.139          14,373

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     0.998         1.009              --
                                                                 2004     1.000         0.998              --
                                                                 2003     1.000         1.000              --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.906         0.998          52,977
                                                                 2004     0.835         0.906          39,325
                                                                 2003     0.629         0.835          24,633
                                                                 2002     0.946         0.629          14,775
                                                                 2001     1.000         0.946           2,244

  Smith Barney High Income Portfolio (10/96).................... 2005     1.329         1.346          77,954
                                                                 2004     1.219         1.329          98,700
                                                                 2003     0.968         1.219          84,977
                                                                 2002     1.014         0.968          66,368
                                                                 2001     1.067         1.014          60,523
                                                                 2000     1.176         1.067          49,732
                                                                 1999     1.161         1.176          49,357
                                                                 1998     1.171         1.161          38,681
                                                                 1997     1.000         1.171           6,260

  Smith Barney International All Cap Growth Portfolio (10/96)... 2005     0.984         1.085         127,139
                                                                 2004     0.846         0.984         139,310

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
  Smith Barney International All Cap Growth
  Portfolio (continued)...................................... 2003     0.672         0.846         134,562
                                                              2002     0.917         0.672         132,135
                                                              2001     1.350         0.917          96,390
                                                              2000     1.794         1.350          58,628
                                                              1999     1.083         1.794          25,632
                                                              1998     1.031         1.083          18,937
                                                              1997     1.000         1.031           5,601

  Smith Barney Large Cap Value Portfolio (10/96)............. 2005     1.451         1.525         101,024
                                                              2004     1.328         1.451         260,880
                                                              2003     1.055         1.328         279,208
                                                              2002     1.433         1.055         255,034
                                                              2001     1.581         1.433         237,866
                                                              2000     1.416         1.581         204,244
                                                              1999     1.433         1.416         218,475
                                                              1998     1.322         1.433         190,418
                                                              1997     1.000         1.322          51,250

  Smith Barney Large Capitalization Growth Portfolio (5/98).. 2005     1.439         1.494          89,255
                                                              2004     1.452         1.439         120,657
                                                              2003     0.997         1.452          92,876
                                                              2002     1.343         0.997          44,408
                                                              2001     1.555         1.343          22,563
                                                              2000     1.693         1.555           6,223
                                                              1999     1.311         1.693           1,853
                                                              1998     1.000         1.311              --

  Smith Barney Money Market Portfolio (10/96)................ 2005     1.189         1.207         568,405
                                                              2004     1.194         1.189         620,598
                                                              2003     1.202         1.194         697,628
                                                              2002     1.202         1.202         789,747
                                                              2001     1.175         1.202         591,721
                                                              2000     1.122         1.175         440,206
                                                              1999     1.085         1.122         462,445
                                                              1998     1.047         1.085         237,923
                                                              1997     1.000         1.047          39,703

  Social Awareness Stock Portfolio (10/96)................... 2005     1.570         1.618         716,575
                                                              2004     1.497         1.570         657,162
                                                              2003     1.177         1.497         527,715

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                             UNIT VALUE AT               NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                          YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                          ---- ------------- ------------- ---------------
  Social Awareness Stock Portfolio (continued)......... 2002     1.587         1.177         447,508
                                                        2001     1.906         1.587         355,392
                                                        2000     1.941         1.906         313,700
                                                        1999     1.697         1.941         229,469
                                                        1998     1.300         1.697         157,955
                                                        1997     1.000         1.300          58,974

Van Kampen Life Investment Trust
  Emerging Growth Portfolio -- Class II Shares (5/01).. 2005     0.716         0.761          63,792
                                                        2004     0.679         0.716          52,461
                                                        2003     0.542         0.679          44,736
                                                        2002     0.815         0.542          26,158
                                                        2001     1.000         0.815           4,939

  Enterprise Portfolio -- Class II Shares (5/01)....... 2005     0.803         0.855          46,501
                                                        2004     0.784         0.803          35,761
                                                        2003     0.632         0.784          22,230
                                                        2002     0.909         0.632           8,253
                                                        2001     1.000         0.909             426

Variable Insurance Products Fund
  Asset Manager SM Portfolio -- Initial Class (10/96).. 2005     1.523         1.564         439,178
                                                        2004     1.463         1.523         500,491
                                                        2003     1.256         1.463         490,597
                                                        2002     1.394         1.256         459,780
                                                        2001     1.473         1.394         508,719
                                                        2000     1.553         1.473         487,812
                                                        1999     1.416         1.553         431,977
                                                        1998     1.247         1.416         290,394

  Contrafund(R) Portfolio -- Service Class 2 (5/01).... 2005     1.215         1.399         133,024
                                                        2004     1.069         1.215          80,933
                                                        2003     0.845         1.069          42,292
                                                        2002     0.947         0.845          21,217
                                                        2001     1.000         0.947          10,328

  Dynamic Capital Appreciation Portfolio -- Service
  Class 2 (5/01)....................................... 2005     0.949         1.131           5,565
                                                        2004     0.950         0.949          12,403
                                                        2003     0.770         0.950          16,388

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                             UNIT VALUE AT               NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                          YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                          ---- ------------- ------------- ---------------
  Dynamic Capital Appreciation Portfolio -- Service
  Class 2 (continued).................................. 2002     0.844         0.770           13,031
                                                        2001     1.000         0.844            1,686

  Equity -- Income Portfolio -- Initial Class (10/96).. 2005     1.777         1.857        1,512,625
                                                        2004     1.614         1.777        1,487,531
                                                        2003     1.255         1.614        1,360,272
                                                        2002     1.530         1.255        1,219,087
                                                        2001     1.631         1.530        1,154,279
                                                        2000     1.524         1.631        1,034,876
                                                        1999     1.452         1.524          910,214
                                                        1998     1.042         1.452          738,800

  Growth Portfolio -- Initial Class (10/96)............ 2005     1.490         1.556        1,277,223
                                                        2004     1.460         1.490        1,304,854
                                                        2003     1.113         1.460        1,248,844
                                                        2002     1.614         1.113        1,129,017
                                                        2001     1.985         1.614          974,148
                                                        2000     2.259         1.985        1,026,697
                                                        1999     1.665         2.259          873,625
                                                        1998     1.209         1.665          626,091

  High Income Portfolio -- Initial Class (10/96)....... 2005     1.096         1.112           96,394
                                                        2004     1.014         1.096          168,222
                                                        2003     0.807         1.014          163,263
                                                        2002     0.790         0.807          153,074
                                                        2001     0.907         0.790          128,931
                                                        2000     1.185         0.907          163,606
                                                        1999     1.110         1.185          121,051
                                                        1998     1.176         1.110           97,958

  Mid Cap Portfolio -- Service Class 2 (5/01).......... 2005     1.534         1.788          182,486
                                                        2004     1.247         1.534           90,732
                                                        2003     0.914         1.247           55,766
                                                        2002     1.029         0.914           27,675
                                                        2001     1.000         1.029            1,660

                                     NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005. the PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares, and is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Product Fund : High Income Portfolio -- Initial Class is no longer available to new contract owners.

Putnam Variable Trust : Putnam VT Discovery Growth Fund is no longer available to new contract owners.

                                  APPENDIX B
--------------------------------------------------------------------------------

WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT

If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

                                  APPENDIX C
--------------------------------------------------------------------------------

               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES



FORMER NAME                                             NEW NAME
-----------------------------------------------------   -----------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.              LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  All Cap Fund                                            Legg mason Partners Variable All Cap Portfolio
  Investors Fund                                          Legg Mason Partners Variable Investors Portfolio
  Small Cap Growth Fund                                   Legg Mason Partners Variable Small Cap Growth
                                                          Portfolio

TRAVELERS SERIES FUND INC.                              LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
  Social Awareness Stock Portfolio                        Legg Mason Partners Variable Social Awareness Stock
                                                          Portfolio
  SB Adjustable Rate Income Portfolio -- Smith Barney     Legg Mason Partners Variable Adjustable Rate Income
  Class                                                   Portfolio
  Smith Barney Aggressive Growth Portfolio                Legg Mason Partners Variable Aggressive Growth
                                                          Portfolio
  Smith Barney Large Capitalization Growth Portfolio      Legg Mason Partners Variable Large Cap Growth
                                                          Portfolio
  Smith Barney International All Cap Portfolio            Legg Mason Partners Variable All Cap Portfolio
  Smith Barney Large Cap Value Portfolio                  Legg Mason Partners Variable Large Cap Value
                                                          Portfolio
  Smith Barney Money Market Portfolio                     Legg Mason Partners Variable Money Market Portfolio
  Smith Barney High Income Portfolio                      Legg Mason Partners Variable High Income Portfolio

CITISTREET FUNDS, INC                                   METLIFE INVESTMENT FUNDS, INC.
  CitiStreet Diversified Bond Fund                        MetLife Investment Diversified Bond Fund
  CitiStreet International Stock Fund                     MetLife Investment International Stock Fund
  CitiStreet Large Company Stock Fund                     MetLife Investment Large Company Stock Fund
  CitiStreet Small Company Stock Fund                     MetLife Investment Small Company Stock Fund



UNDERLYING FUND MERGERS/REORGANIZATIONS

THE FORMER UNDERLYING FUNDS WERE MERGED WITH AND INTO THE NEW UNDERLYING FUNDS.



      FORMER UNDERLYING FUND                      NEW UNDERLYING FUND
---------------------------------- --------------------------------------------------
                                   MET INVESTORS FUND
Capital Appreciation Fund          Janus Capital Appreciation Portfolio
Managed Assets Trust               Legg Mason Partners Managed Assets Portfolio

                                   METROPOLITAN FUND
High Yield Bond Trust              Western Asset Management High Yield Bond Portfolio

AIM VARIABLE INSURANCE FUNDS, INC. AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund       AIM V.I. Core Equity Fund

UNDERLYING FUND MERGERS/REORGANIZATIONS

THE FORMER UNDERLYING FUNDS WERE MERGED WITH AND INTO THE NEW UNDERLYING FUNDS.



FORMER UNDERLYING FUND                   NEW UNDERLYING FUND
--------------------------------------   ----------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.       MET INVESTORS FUND
  AIM Capital Appreciation Portfolio       Met/AIM Capital Appreciation Portfolio

THE TRAVELERS SERIES TRUST               MET INVESTORS FUND
  Disciplined Mid Cap Stock Portfolio      Batterymarch Mid-Cap Stock Portfolio
  Convertible Securities Portfolio         Lord Abbett Bond Debenture Portfolio
  Mercury Large Cap Core Portfolio         Mercury Large-Cap Core Portfolio
  MFS(R) Value Portfolio                   MFS(R) Value Portfolio
  Pioneer Fund Portfolio                   Pioneer Fund Portfolio
  Pioneer Strategic Income Portfolio       Pioneer Strategic Income Portfolio

THE TRAVELERS SERIES TRUST               METROPOLITAN FUND
  Large Cap Portfolio                      FI Large Cap Portfolio
  Strategic Equity Portfolio               FI Large Cap Portfolio
  MFS(R) Total Return Portfolio            MFS(R) Total Return Portfolio
  MFS(R) Mid Cap Growth Portfolio          BlackRock Aggressive Growth Portfolio

  U.S. Government Securities Portfolio     Western Asset Management U.S. Government Portfolio



UNDERLYING FUND SUBSTITUTIONS
THE FOLLOWING NEW UNDERLYING FUNDS WERE SUBSTITUTED FOR THE FORMER UNDERLYING FUNDS.



FORMER UNDERLYING FUND               NEW UNDERLYING FUND
----------------------------------   ----------------------------------------
DELAWARE VIP TRUST                   MET INVESTORS FUND
  Delaware VIP REIT Series             Neuberger Berman Real Estate Portfolio

FRANKLIN TEMPLETON VIP TRUST         METROPOLITAN FUND
  Templeton Growth Securities Fund     Oppenheimer Global Equity Portfolio+

JANUS ASPEN                          METROPOLITAN FUND
  Series Balanced Portfolio            MFS(R) Total Return Portfolio



+ Closed to new investors.

                                  APPENDIX D
--------------------------------------------------------------------------------

                      PORTFOLIO LEGAL AND MARKETING NAMES



SERIES FUND/TRUST                PORTFOLIO/SERIES                MARKETING NAME
-------------------------------- ------------------------------- ---------------------------------
CREDIT SUISSE TRUST              EMERGING MARKETS PORTFOLIO      CREDIT SUISSE EMERGING MARKETS
                                                                 PORTFOLIO

DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO          DREYFUS VIF APPRECIATION
                                                                 PORTFOLIO

DREYFUS VARIABLE INVESTMENT FUND DEVELOPING LEADERS PORTFOLIO    DREYFUS VIF DEVELOPING LEADERS
                                                                 PORTFOLIO

JANUS ASPEN SERIES               INTERNATIONAL GROWTH PORTFOLIO  JANUS INTERNATIONAL GROWTH
                                                                 PORTFOLIO

JANUS ASPEN SERIES               MID-CAP GROWTH PORTFOLIO        JANUS ASPEN SERIES MID-CAP
                                                                 GROWTH PORTFOLIO

JANUS ASPEN SERIES               WORLDWIDE GROWTH PORTFOLIO      JANUS ASPEN SERIES WORLDWIDE
                                                                 GROWTH PORTFOLIO

METROPOLITAN SERIES FUND, INC.   FL LARGE-CAP PORTFOLIO          FL LARGE-CAP PORTFOLIO (FIDELITY)

PIMCO VARIABLE INSURANCE TRUST   TOTAL RETURN PORTFOLIO          PIMCO VIT TOTAL RETURN PORTFOLIO

VAN KAMPEN LIFE INVESTMENT TRUST VAN KAMPEN LIFE INVESTMENT      VAN KAMPEN LIT EMERGING
                                 TRUST EMERGING GROWTH PORTFOLIO GROWTH PORTFOLIO

VAN KAMPEN LIFE INVESTMENT TRUST VAN KAMPEN LIFE INVESTMENT      VAN KAMPEN LIT ENTERPRISE
                                 TRUST ENTERPRISE PORTFOLIO      PORTFOLIO

VARIABLE INSURANCE PRODUCTS      ASSET MANAGER/SM/ PORTFOLIO     FIDELITY VIP ASSET MANAGER/SM/
                                                                 PORTFOLIO

VARIABLE INSURANCE PRODUCTS      CONTRAFUND(R) PORTFOLIO         FIDELITY VIP CONTRAFUND(R)
                                                                 PORTFOLIO

VARIABLE INSURANCE PRODUCTS      DYNAMIC CAPITAL APPRECIATION    FIDELITY VIP DYNAMIC CAPITAL
                                 PORTFOLIO                       APPRECIATION PORTFOLIO

VARIABLE INSURANCE PRODUCTS      EQUITY-INCOME PORTFOLIO         FIDELITY VIP EQUITY-INCOME
                                                                 PORTFOLIO

VARIABLE INSURANCE PRODUCTS      GROWTH PORTFOLIO                FIDELITY VIP GROWTH PORTFOLIO

VARIABLE INSURANCE PRODUCTS      HIGH INCOME PORTFOLIO           FIDELITY VIP HIGH INCOME
                                                                 PORTFOLIO

VARIABLE INSURANCE PRODUCTS      MID-CAP PORTFOLIO               FIDELITY VIP MID-CAP PORTFOLIO

                      THIS PAGE INTENTIONALLY LEFT BLANK

                                  APPENDIX E
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:



                             TABLE OF CONTENTS                 PAGE
             The Insurance Company............................    2
             Principal Underwriter............................    2
             Distribution and Principal Underwriting Agreement    2
             Distribution of the Contracts....................    3
             Net Investment Factor............................    4
             Calculation of Money Market Yield................    4
             Federal Tax Considerations.......................    5
             Independent Registered Public Accounting Firms...    9
             Voting Rights....................................    9
             Condensed Financial Information..................   11
             Financial Statements


--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2006 (Form MIC-Book 15-16) are available without charge. To request a copy, please complete the coupon found below and mail it to: MetLife Insurance Company of Connecticut, Annuity and Operations Services, One Cityplace, 185 Asylum Street 3 CP, Hartford, Connecticut, 06103-3415.



Name:
         -------------------------

Address:
         -------------------------


         -------------------------

                                  GOLD TRACK

                     INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                   METLIFE INSURANCE COMPANY OF CONNECTICUT*

                       METLIFE OF CT SEPARATE ACCOUNT QP
                            FOR VARIABLE ANNUITIES

*The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Contract endorsement notifying you of the name change once it has occurred.



 BOOK 15                                                          MAY 1, 2006

                               GOLD TRACK SELECT

                                  PROSPECTUS


This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut ("MICC") (formerly, The Travelers Insurance Company)* (the "Company," "us" or "we").
The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The Variable Funding Options available for Contracts purchased on or after May 1, 2006 are:


AMERICAN FUNDS INSURANCE SERIES -- CLASS 2
 American Funds Global Growth Fund
 American Funds Growth Fund
 American Funds Growth-Income Fund
DELAWARE VIP TRUST -- STANDARD CLASS
 Delaware VIP Small Cap Value Series
DREYFUS VARIABLE INVESTMENT FUND -- INITIAL SHARES
 Dreyfus Variable Investment Fund Appreciation Portfolio
 Dreyfus Variable Investment Fund Developing Leaders Portfolio+
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets Securities Fund
 Templeton Foreign Securities Fund
JANUS ASPEN SERIES -- SERVICE SHARES
 Mid Cap Growth Portfolio+
LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small Cap Portfolio
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 Legg Mason Partners Variable All Cap Portfolio -- Class I+
 Legg Mason Partners Variable Investors Portfolio - Class I+
 Legg Mason Partners Variable Total Return Portfolio -- Class I+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
 Legg Mason Partners Variable Appreciation Portfolio+
 Legg Mason Partners Variable Equity Index Portfolio -- Class II+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 Legg Mason Partners Variable Adjustable Rate Income Portfolio+
 Legg Mason Partners Variable Aggressive Growth Portfolio+
 Legg Mason Partners Variable High Income Portfolio+
 Legg Mason Partners Variable Large Cap Growth Portfolio+
 Legg Mason Partners Variable Social Awareness Stock Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
 Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+ MET INVESTORS SERIES TRUST
 Batterymarch Mid-Cap Stock Portfolio -- Class A+
 Dreman Small-Cap Value Portfolio -- Class A+
 Federated High Yield Portfolio -- Class A+
 Harris Oakmark International Portfolio -- Class A+
 Janus Capital Appreciation Portfolio -- Class A+
 Legg Mason Partners Managed Assets Portfolio - Class A+
 Lord Abbett Bond Debenture Portfolio -- Class A+


 Lord Abbett Growth and Income Portfolio -- Class B+
 Lord Abbett Mid-Cap Value Portfolio -- Class B+
 Mercury Large-Cap Core Portfolio -- Class A+
 Met/AIM Capital Appreciation Portfolio -- Class A+
 Met/AIM Small Cap Growth Portfolio -- Class A+
 MFS(R) Value Portfolio -- Class A+
 Neuberger Berman Real Estate Portfolio -- Class A+
 Pioneer Fund Portfolio -- Class A+
 Pioneer Mid-Cap Value Portfolio -- Class A
 Pioneer Strategic Income Portfolio -- Class A+
METLIFE INVESTMENT FUNDS, INC. -- CLASS I
 MetLife Investment Diversified Bond Fund+
 MetLife Investment International Stock Fund+
 MetLife Investment Large Company Stock Fund+
 MetLife Investment Small Company Stock Fund+
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio -- Class D+
 BlackRock Bond Income Portfolio -- Class A+
 BlackRock Money Market Portfolio -- Class A+
 FI Large Cap Portfolio -- Class A+
 FI Value Leaders Portfolio -- Class D+
 MFS(R) Total Return Portfolio -- Class F+
 Oppenheimer Global Equity Portfolio -- Class B+
 Western Asset Management High Yield Bond Portfolio -- Class A+
 Western Asset Management U.S. Government Portfolio -- Class A+
PIMCO VARIABLE INSURANCE TRUST - ADMINISTRATIVE CLASS
 Real Return Portfolio
 Total Return Portfolio
PUTNAM VARIABLE TRUST -- CLASS IB
 Putnam VT Small Cap Value
VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
 Van Kampen Life Investment Trust Comstock Portfolio
VARIABLE INSURANCE PRODUCTS FUND -- SERVICE CLASS 2
 VIP Contrafund(R) Portfolio
 VIP Mid Cap Portfolio
METROPOLITAN SERIES FUND, INC. -- ASSET ALLOCATION PORTFOLIOS -- CLASS B
 MetLife Conservative Allocation Portfolio
 MetLife Conservative to Moderate Allocation Portfolio
 MetLife Moderate Allocation Portfolio
 MetLife Moderate to Aggressive Allocation Portfolio
 MetLife Aggressive Allocation Portfolio

--------

 (+)This Variable Funding Option has been subject to a merger, substitution or name change. Please see Appendix C ("Additional Information Regarding Underlying Funds") for more information.
 * The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Contract endorsement notifying you of the name change once it has occurred.

The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.

This prospectus sets forth the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to us at: Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3 CP, Hartford, CT 06103-3415, call 1-800-233-3591, or access the SEC's website
(http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2006

                               TABLE OF CONTENTS


Glossary........................................  3
Summary.........................................  5
Fee Table.......................................  8
Condensed Financial Information................. 16
The Annuity Contract............................ 16
  Contract Owner Inquiries...................... 17
  Allocated Contracts........................... 17
  Unallocated Contracts......................... 17
  Purchase Payments............................. 17
  Accumulation Units............................ 17
  The Variable Funding Options.................. 17
Charges and Deductions.......................... 24
  General....................................... 24
  Withdrawal Charge............................. 24
  Free Withdrawal Allowance..................... 25
  Mortality and Expense Risk Charge............. 25
  Variable Liquidity Benefit Charge............. 26
  Variable Funding Option Expenses.............. 26
  Premium Tax................................... 26
  Changes in Taxes Based upon Premium or Value.. 26
  Administrative Charge......................... 26
  TPA Administrative Charges.................... 27
  MAPP Fee...................................... 27
  CHART Program Fee............................. 27
Transfers....................................... 27
  Market Timing/Excessive Trading............... 27
  Dollar Cost Averaging......................... 29
Asset Allocation Services....................... 30
  General....................................... 30
  Managed Advisory Portfolio Program............ 30
  Managed Advisory Portfolio Program Fees....... 31
  CHART Program................................. 32
  CHART Program Fees............................ 33
Access to your Money............................ 33
  Systematic Withdrawals........................ 33
Ownership Provisions............................ 34
  Types of Ownership............................ 34
  Contract Owner................................ 34
  Beneficiary................................... 34
Death Benefit................................... 34
  Death Benefit Proceeds prior to Maturity Date. 34
  Payment of Proceeds........................... 35
  Death Benefit Proceeds after Maturity Date.... 35
The Annuity Period.............................. 36
  Maturity Date................................. 36
  Allocation of Annuity......................... 36


  Variable Annuity....................................  36
  Fixed Annuity.......................................  37
  Election of Options.................................  37
  Retired Life Certificate............................  37
  Allocation of Cash Value during the Annuity Period..  37
  Annuity Options.....................................  37
  Variable Liquidity Benefit..........................  38
Miscellaneous Contract Provisions.....................  39
  Right to Return.....................................  39
  Termination of Allocated Contracts..................  39
  Contract Exchanges..................................  39
  Suspension of Payments..............................  40
The Separate Account..................................  40
Federal Tax Considerations............................  41
  General Taxation of Annuities.......................  41
  Types of Contracts: Qualified and Non-qualified.....  42
  Qualified Annuity Contracts.........................  42
  Taxation of Qualified Annuity Contracts.............  42
  Mandatory Distributions for Qualified Plans.........  42
  Hurricane Relief....................................  48
  Non-qualified Annuity Contracts.....................  49
  Diversification Requirements for Variable Annuities.  51
  Ownership of the Investments........................  51
  Other Tax Considerations............................  52
  Treatment of Charges for Optional Benefits..........  52
  Penalty Tax for Premature Distribution..............  52
  Puerto Rico Tax Considerations......................  52
  Non-Resident Aliens.................................  52
Other Information.....................................  53
  The Insurance Company...............................  53
  Financial Statements................................  53
  Distribution of the Contracts.......................  53
  Conformity with State and Federal Laws..............  55
  Voting Rights.......................................  55
  Contract Modification...............................  56
  Restrictions on Financial Transactions..............  56
  Legal Proceedings...................................  56
APPENDIX A: Condensed Financial Information for
 Separate Account QP.................................. A-1
APPENDIX B: Texas Optional Retirement Plan
 Participants......................................... B-1
APPENDIX C: Additional Information Regarding
 Underlying Funds..................................... C-1
APPENDIX D: Portfolio Legal and Marketing Names....... D-1
APPENDIX E: Contents of the Statement of Additional
 Information.......................................... E-1

                                   GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or
(d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CERTIFICATE -- the document issued to Participants under a master group contract.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals. The Contract Value may also be referred to as "Cash Value."

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PARTICIPANT -- an individual participating under a group contract.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.


SEPARATE ACCOUNT -- MetLife of CT Separate Account QP for Variable Annuities (formerly, Travelers Separate Account QP for Variable Annuities), a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.


SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION --a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                   SUMMARY:


                           GOLD TRACK SELECT ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the MetLife Insurance Company of Connecticut is intended for retirement savings or other long-term investment purposes.


The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive annuity payments in the form of a variable annuity, a fixed annuity or a combination of both. If you elect variable Annuity Payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Code. The Contract may also be issued for non-qualified and unfunded deferred compensation plans, which do not qualify for special treatment under the Code, and, with respect to plans of governmental employers, for qualified excess benefit arrangements. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits. This Contract may not be available for sale in all states. Contracts issued in your state may provide different features and benefits from and impose different costs (such as waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.


The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If a group allocated Contract is purchased, we issue certificates to the individual Participants. If a group unallocated Contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the group Participant. Where we refer to your Contract, we are referring to a group unallocated Contract or individual certificate, as applicable.


Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supersede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If the Contract is issued to a tax-deferred annuity plan, deferred compensation plan or combined qualified/tax-deferred annuity plan, and you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return (free look), or the return of the Purchase Payments, we will comply. You bear the investment risk on the Purchase Payments allocated to a Variable Funding Option during the free look period; therefore, the cash value returned to you may be greater or less than your Purchase Payment. The cash value will be determined as of the close of business on the day we receive a Written Request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Variable Funding Options at least once every six months, provided no more than 20% of the Fixed Account value is transferred out in any Contract Year. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of .10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the Variable Funding Options. Each Variable Funding Option also charges for management costs and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity/income payments, we may be required by your state to deduct a premium tax.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.


If you are a participant in the CHART or MAPP asset allocation programs, the maximum charge is 1.00% or 0.80% annually, respectively, deducted from amounts in the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or Annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives Due Proof of Death. Please refer to the Death Benefit section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

   . DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   . AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.


   . CHART ASSET ALLOCATION PROGRAM. Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll. Participants enter into a separate investment advisory agreement with MetLife Investment Fund Services LLC ("MIFS") (formerly, CitiStreet Financial Services,
       LLC), an affiliate of the Company, for the purpose of receiving asset allocation advice under MIFS's CHART Program (the "program"). Under the program, participants allocate Contract Value according to asset allocation models developed by MIFS in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. The program is not a part of the Contract issued by the Company, and is closed to new participants. The program is fully described in a separate disclosure statement prepared by MIFS.

   . MAPP ASSET ALLOCATION PROGRAM. Effective May 1, 2006, the Managed Advisory Portfolio Program (the "program" or "MAPP") is closed to new qualified retirement plans. Participants who enrolled prior to May 1, 2006, may continue to make Purchase Payments into the program and participants in qualified retirement plans in which MAPP is available on May 1, 2006, may continue to enroll into the program. Effective July 1, 2006, MAPP will be closed to new participants in qualified retirement plans in which MAPP is available. Participants who enrolled in the program prior to July 1, 2006, may continue to make additional Purchase Payments into the program. Participants who cancel enrollment in the program may not re-enroll. Participants in the program enter into a separate investment advisory agreement with Tower Square Securities Inc. ("Tower Square"), an affiliate of the Company, for the purpose of receiving asset allocation advice under the program. Under the program, participants allocate Contract Value according to one of six asset allocation model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the Program. The program is not a part of the Contract issued by the Company, and you are not required to participate in the program. The program is fully described in a separate disclosure statement prepared by Tower Square.

   . SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

                                   FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:..................................................... 5% /(1)/
AS A PERCENTAGE OF AMOUNT SURRENDERED

VARIABLE LIQUIDITY BENEFIT CHARGE:....................................
                                                                       5% /(2)/
AS A PERCENTAGE OF THE PRESENT VALUE OF THE REMAINING ANNUITY PAYMENTS THAT
ARE SURRENDERED. THE INTEREST RATE USED TO CALCULATE THIS PRESENT VALUE IS 1% HIGHER THAN THE ASSUMED (DAILY) NET INVESTMENT FACTOR USED TO CALCULATE THE ANNUITY PAYMENTS.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ADMINISTRATIVE CHARGES

FUNDING OPTION ADMINISTRATIVE CHARGE.................................. 0.10%
(AS A PERCENTAGE OF AMOUNTS ALLOCATED TO THE VARIABLE FUNDING OPTIONS
UNDER ALLOCATED CONTRACTS)

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES


MORTALITY & EXPENSE RISK CHARGE....................................... 1.20%/(3)/
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)


--------

 (1)The surrender charge declines to zero after end of the 8th
    Contract/Certificate Year. The charge is as follows:


CONTRACT/CERTIFICATE YEAR SURRENDER CHARGE
------------------------- ----------------
           0-2                   5%
           3-4                   4%
           5-6                   3%
           7-8                   2%
           9+                    0%


 (2)The withdrawal charge only applies when you make a surrender after beginning to receive Annuity Payouts. The charge is as follows.


CONTRACT/CERTIFICATE YEAR WITHDRAWAL CHARGE
------------------------- -----------------
           0-2                   5%
           3-4                   4%
           5-6                   3%
           7-8                   2%
           9+                    0%


 (3)We are waiving the following amounts of the Mortality & Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc. and an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust.

MANAGED ADVISORY PORTFOLIO PROGRAM


EFFECTIVE MAY 1, 2006, THE MANAGED ADVISORY ALLOCATION PROGRAM IS CLOSED TO NEW QUALIFIED RETIREMENT PLANS. PARTICIPANTS WHO ENROLLED PRIOR TO MAY 1, 2006, MAY CONTINUE TO MAKE PURCHASE PAYMENTS INTO THE PROGRAM AND PARTICIPANTS IN QUALIFIED RETIREMENT PLANS IN WHICH MAPP IS AVAILABLE ON MAY 1, 2006 MAY CONTINUE TO ENROLL IN THE PROGRAM. EFFECTIVE JULY 1, 2006, MAPP WILL BE CLOSED TO NEW PARTICIPANTS IN QUALIFIED RETIREMENT PLANS IN WHICH MAPP IS AVAILABLE. PARTICIPANTS WHO ENROLLED PRIOR TO JULY 1, 2006 MAY CONTINUE TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE PROGRAM. PLAN PARTICIPANTS WHO CANCEL ENROLLMENT IN THE PROGRAM MAY NOT RE-ENROLL.

The following table describes the annual investment advisory fee for clients who enter into an investment advisory agreement to participate in Tower Square's Managed Advisory Portfolio Program.



                                            MAXIMUM ANNUAL FEE
          CONTRACT VALUE                    FOR
          EQUAL TO OR GREATER               MANAGED ADVISORY
          THAN                BUT LESS THAN PORTFOLIO PROGRAM/(4)/
          ------------------- ------------- ------------------------
              $       0         $ 25,000    0.80%
              $  25,000         $ 50,000    0.65%
              $  50,000         $ 75,000    0.50%
              $  75,000         $100,000    0.35%
              $100,000+                     0.20%



                MAXIMUM ANNUAL FEE FOR CHART PROGRAM 1.00%/(5)/



EFFECTIVE FEBRUARY 1, 2006, THE CHART ASSET ALLOCATION PROGRAM IS CLOSED TO NEW PARTICIPANTS. IF YOU ENROLLED IN THE PROGRAM PRIOR TO FEBRUARY 1, 2006, YOU MAY CONTINUE TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE PROGRAM. IF YOU CANCEL YOUR ENROLLMENT IN THE PROGRAM, YOU MAY NOT RE-ENROLL.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-233-3591.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                      MINIMUM MAXIMUM
                                                                                      ------- -------
TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Underlying Fund assets, including management fees,
  distribution and/or service fees (12b-1) fees, and other expenses.)................  0.42%   4.47%


--------

 (4)The annual fee is applied to the participant's current Contract Value. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.
 (5)The annual fee applies only to participants in the CHART Program. For participants with Contract Value of $25,000 or less, the annual investment advisory fee is 1.00%; for participants with Contract Value between $25,001 and $50,000, the annual investment advisory fee is 0.75%; for participants with Contract Value between $50,001 and $75,000, the annual investment advisory fee is 0.50%; for participants with Contract Value between $75,001 and $100,000, the annual investment advisory fee is 0.35%; for participants with Contract Value between $100,001 and $250,000, the annual investment advisory fee is 0.25%; for participants with Contract Value between $250,001 and $500,000, the annual investment advisory fee is 0.15%; and for participants with Contract Value of $500,001 and higher, the annual investment advisory fee is 0.10%. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender.

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)


                                                          DISTRIBUTION                         CONTRACTUAL FEE NET TOTAL
                                                             AND/OR               TOTAL ANNUAL     WAIVER       ANNUAL
                                              MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:                                 FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES
----------------                              ---------- --------------- -------- ------------ --------------- ----------
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Core Equity Portfolio- Series I +.   0.60%          --         0.27%      0.87%           --        0.87%/(1)/
AMERICAN FUNDS INSURANCE SERIES
  American Funds Global Growth Fund --
   Class 2 *.................................   0.58%         0.25%       0.04%      0.87%           --        0.87%
  American Funds Growth Fund -- Class 2
   *.........................................   0.33%         0.25%       0.02%      0.60%           --        0.60%
  American Growth-Income Fund -- Class 2
   *.........................................   0.28%         0.25%       0.01%      0.54%           --        0.54%
CREDIT SUISSE TRUST
  Credit Suisse Emerging Market Portfolio
   +.........................................   1.25%          --         0.44%      1.69%           --        1.69%
DELAWARE VIP TRUST
  Delaware VIP Small-Cap Value Series --
   Standard Class............................   0.73%          --         0.12%      0.85%           --        0.85%
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus Variable Investment Fund
   Appreciation Portfolio -- Initial Shares..   0.75%          --         0.05%      0.80%           --        0.80%
  Dreyfus Variable Investment Fund
   Developing Leaders Portfolio -- Initial
   Shares....................................   0.75%          --         0.06%      0.81%           --        0.81%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Templeton Developing Markets Securities
   Fund -- Class 2 *.........................   1.24%         0.25%       0.29%      1.78%           --        1.78%
  Templeton Foreign Securities Fund --
   Class 2 *.................................   0.65%         0.25%       0.17%      1.07%          0.05%      1.02%/(2)/
JANUS ASPEN SERIES
  Mid-Cap Growth Portfolio -- Service
   Shares *..................................   0.64%         0.25%       0.03%      0.92%           --        0.92%
  Worldwide Growth Portfolio -- Service
   Shares *+.................................   0.60%         0.25%       0.01%      0.86%           --        0.86%/(3)/
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small-Cap Portfolio *....   0.75%         0.25%       0.22%      1.22%           --        1.22%
LEGG MASON PARTNERS INVESTMENT SERIES
  Legg Mason Partners Variable Dividend
   Strategy Portfolio +++....................   0.65%          --         0.21%      0.86%           --        0.86%
  Legg Mason Partners Variable Premier
   Selections All Cap Growth Portfolio
   +++.......................................   0.75%          --         0.19%      0.94%           --        0.94%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I,
INC.
  Legg Mason Partners Variable All Cap
   Portfolio -- Class I......................   0.75%          --         0.07%      0.82%           --        0.82%

                                                       DISTRIBUTION                         CONTRACTUAL FEE   NET TOTAL
                                                          AND/OR               TOTAL ANNUAL     WAIVER         ANNUAL
                                           MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                              FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT    EXPENSES
----------------                           ---------- --------------- -------- ------------ --------------- --------------
  Legg Mason Partners Variable Investors
   Portfolio -- Class I...................   0.65%          --         0.06%      0.71%           --        0.71%
  Legg Mason Partners Variable Small-Cap
   Growth Portfolio -- Class I +..........   0.75%          --         0.22%      0.97%           --        0.97%/(4)/
  Legg Mason Partners Variable Total
   Return Portfolio -- Class I............   0.75%          --         0.18%      0.93%           --        0.93%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Legg Mason Partners Variable
   Appreciation Portfolio.................   0.70%          --         0.02%      0.72%           --        0.72%
  Legg Mason Partners Variable Equity
   Index Portfolio -- Class II Shares *...   0.31%         0.25%       0.03%      0.59%           --        0.59%
  Legg Mason Partners Variable
   Fundamental Value Portfolio +..........   0.75%          --         0.03%      0.78%           --        0.78%
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
III, INC.
  Legg Mason Partners Variable Adjustable
   Rate Income Portfolio *+++.............   0.55%         0.25%       0.28%      1.08%           --        1.08%/(5)/
  Legg Mason Partners Variable Aggressive
   Growth Portfolio ++....................   0.75%          --         0.02%      0.77%           --        0.77%/(5)/
  Legg Mason Partners Variable High
   Income Portfolio ++....................   0.60%          --         0.06%      0.66%           --        0.66%
  Legg Mason Partners Variable
   International All Cap Growth Portfolio
   +++....................................   0.85%          --         0.15%      1.00%           __        1.00%/(5)/
  Legg Mason Partners Variable Large-Cap
   Growth Portfolio ++....................   0.75%          --         0.04%      0.79%           --        0.79%/(5)/
  Legg Mason Partners Variable Large-Cap
   Value Portfolio +++....................   0.60%          --         0.05%      0.65%           --        0.65%
  Legg Mason Partners Variable Money
   Market Portfolio +++...................   0.45%          --         0.02%      0.47%           --        0.47%/(5)/
  Legg Mason Partners Variable Social
   Awareness Stock Portfolio ++...........   0.71%          --         0.04%      0.75%           --        0.75%/(6)/
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V
  Legg Mason Partners Variable Small-Cap
   Growth Opportunities Portfolio.........   0.75%          --         0.30%      1.05%           --        1.05%
MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock Portfolio --
   Class A................................   0.70%          --         0.10%      0.80%           --        0.80%/(15)/
  Dreman Small-Cap Value Portfolio --
   Class A................................   0.83%          --         3.64%      4.47%          3.37%      1.10%/(7)(15)/
  Federated High Yield Portfolio -- Class
   A......................................   0.60%          --         0.21%      0.81%           --        0.81%/(15)/
  Harris Oakmark International Portfolio
   -- Class A.............................   0.82%          --         0.13%      0.95%           --        0.95%
  Janus Capital Appreciation Portfolio --
   Class A................................   0.65%          --         0.09%      0.74%           --        0.74%/(15)/

                                                           DISTRIBUTION                         CONTRACTUAL FEE   NET TOTAL
                                                              AND/OR               TOTAL ANNUAL     WAIVER         ANNUAL
                                               MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                                  FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT    EXPENSES
----------------                               ---------- --------------- -------- ------------ --------------- --------------
  Legg Mason Partners Managed Assets
   Portfolio -- Class A.......................   0.50%          --         0.09%      0.59%           --        0.59%/(15)/
  Lord Abbett Bond Debenture Portfolio --
   Class A....................................   0.51%          --         0.05%      0.56%           --        0.56%
  Lord Abbett Growth and Income Portfolio
   -- Class B *...............................   0.50%         0.25%       0.04%      0.79%           --        0.79%/(16)/
  Lord Abbett Mid-Cap Value Portfolio --
   Class B *..................................   0.68%         0.25%       0.08%      1.01%           --        1.01%
  Mercury Large-Cap Core Portfolio -- Class
   A..........................................   0.78%          --         0.12%      0.90%           --        0.90%/(15)/
  Met/AIM Capital Appreciation Portfolio --
   Class A....................................   0.76%          --         0.05%      0.81%           --        0.81%/(15)/
  Met/AIM Small-Cap Growth Portfolio --
   Class A....................................   0.90%          --         0.10%      1.00%           --        1.00%/(7)/
  MFS(R) Value Portfolio -- Class A...........   0.73%          --         0.24%      0.97%           --        0.97%/(15)/
  Neuberger Berman Real Estate Portfolio --
   Class A....................................   0.67%          --         0.03%      0.70%           --        0.70%
  Pioneer Fund Portfolio -- Class A...........   0.75%          --         0.28%      1.03%          0.03%      1.00%/(7)(15)/
  Pioneer Mid-Cap Value Portfolio -- Class
   A..........................................   0.75%          --         2.84%      3.59%          2.59%      1.00%/(7)(15)/
  Pioneer Strategic Income Portfolio -- Class
   A..........................................   0.73%          --         0.09%      0.82%           --        0.82%/(15)/
METLIFE INVESTMENT FUNDS, INC.
  MetLife Investment Diversified Bond Fund
   -- Class I.................................   0.41%          --         0.11%      0.52%           --        0.52%/(8)/
  MetLife Investment International Stock
   Fund -- Class I............................   0.73%          --         0.19%      0.92%           --        0.92%/(8)/
  MetLife Investment Large Company Stock
   Fund -- Class I............................   0.53%          --         0.11%      0.64%           --        0.64%
  MetLife Investment Small Company Stock
   Fund -- Class I............................   0.64%          --         0.15%      0.79%           --        0.79%/(8)/
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth Portfolio --
   Class D *..................................   0.73%         0.10%       0.06%      0.89%           --        0.89%
  BlackRock Bond Income Portfolio -- Class
   A..........................................   0.40%          --         0.07%      0.47%           --        0.47%/(9)/
  BlackRock Money Market Portfolio --
   Class A....................................   0.35%          --         0.07%      0.42%          0.01%      0.41%/(10)/
  FI Large-Cap Portfolio -- Class A...........   0.80%          --         0.06%      0.86%           --        0.86%/(11)/
  FI Value Leaders Portfolio -- Class D.......   0.66%         0.10%       0.07%      0.83%           --        0.83%
  MSF(R) Total Return Portfolio -- Class F *..   0.57%         0.20%       0.16%      0.93%           --        0.93%/(14)/
  Oppenheimer Global Equity Portfolio --
   Class B *..................................   0.60%         0.25%       0.33%      1.18%           --        1.18%
  Western Asset Management High Yield
   Bond Portfolio -- Class A..................   0.48%          --         0.12%      0.60%           --        0.60%/(11)/

                                                                                    CONTRACTUAL FEE NET TOTAL
                                                DISTRIBUTION           TOTAL ANNUAL     WAIVER       ANNUAL
                                    MANAGEMENT AND/OR SERVICE  OTHER    OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND:                       FEE      (12B-1) FEES  EXPENSES   EXPENSES    REIMBURSEMENT  EXPENSES
----------------                    ---------- -------------- -------- ------------ --------------- ---------
  Western Asset Management U.S.
   Government Portfolio -- Class A.   0.54%          --        0.07%      0.61%           --          0.61%



                                                          DISTRIBUTION                         CONTRACTUAL FEE  NET TOTAL
                                                             AND/OR               TOTAL ANNUAL     WAIVER        ANNUAL
                                              MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND:                                 FEE          FEES       EXPENSES   EXPENSES    REIMBURSEMENT   EXPENSES
----------------                              ---------- --------------- -------- ------------ --------------- -----------
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio -- Administrative
   Class *...................................   0.25%          --         0.41%      0.66%           --        0.66%/(12)/
  Total Return Portfolio -- Administrative
   Class *...................................   0.25%          --         0.40%      0.65%           --        0.65%
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund --
   Class IB Shares *+........................   0.70%         0.25%       0.47%      1.42%           --        1.42%
  Putnam VT International Equity Fund --
   Class IB *+...............................   0.75%         0.25%       0.18%      1.18%           --        1.18%
  Putnam VT Small-Cap Value Fund -- Class
   IB *......................................   0.76%         0.25%       0.08%      1.09%           --        1.09%
VAN KAMPEN LIFE INVESTMENT TRUST
  Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II *..........   0.56%         0.25%       0.03%      0.84%           --        0.84%
  Van Kampen Life Investment Trust
   Emerging Growth Portfolio -- Class II
   *+........................................   0.70%         0.25%       0.07%      1.02%          --         1.02%
  Van Kampen Life Investment Trust
   Enterprise Portfolio -- Class II *+.......   0.50%         0.25%       0.18%      0.93%          --         0.93%
VARIABLE INSURANCE PRODUCTS FUND
  Contrafund(R) Portfolio -- Service Class 2
   *.........................................   0.57%         0.25%       0.09%      0.91%           --        0.91%
  Dynamic Capital Appreciation Portfolio --
   Service Class 2 *+........................   0.57%         0.25%       0.36%      1.18%           --        1.18%
  Mid-Cap Portfolio -- Service Class 2 *.....   0.57%         0.25%       0.12%      0.94%           --        0.94%
WELLS FARGO VARIABLE TRUST
  Wells Fargo Advantage VT Advantage
   Small/Mid-Cap Value Fund *................   0.75%         0.25%       0.40%      1.40%          0.26%      1.14%/(13)/



                                                                                                       NET TOTAL
                                                                                                    ANNUAL OPERATING
                                                                                                        EXPENSES
                                                                                                       INCLUDING
                                     DISTRIBUTION                          CONTRACTUAL                 ESTIMATED
METROPOLITAN SERIES                     AND/OR               TOTAL ANNUAL   FEE WAIVER   NET ANNUAL     EXPENSES
FUND, INC. -- ASSET      MANAGEMENT SERVICE (12B-1)  OTHER    OPERATING   AND/OR EXPENSE OPERATING   OF UNDERLYING
ALLOCATION PORTFOLIOS:      FEE          FEES       EXPENSES   EXPENSES   REIMBURSEMENT  EXPENSES**    PORTFOLIOS
-----------------------  ---------- --------------- -------- ------------ -------------- ---------- ----------------
  MetLife Conservative
   Allocation Portfolio
   -- Class B *.........   0.10%         0.25%       0.95%      1.30%         0.95%        0.35%     0.98%/(a)(b)/
  MetLife Conservative
   to Moderate
   Allocation Portfolio
   -- Class B *.........   0.10%         0.25%       0.31%      0.66%         0.31%        0.35%     1.00%/(a)(b)/
  MetLife Moderate
   Allocation Portfolio
   -- Class B *.........   0.10%         0.25%       0.19%      0.54%         0.19%        0.35%     1.04%/(a)(b)/
  MetLife Moderate to
   Aggressive
   Allocation Portfolio
   -- Class B *.........   0.10%         0.25%       0.24%      0.59%         0.24%        0.35%     1.06%/(a)(b)/
  MetLife Aggressive
   Allocation Portfolio
   -- Class B *.........   0.10%         0.25%       1.66%      2.01%         1.66%        0.35%     1.07%/(a)(b)/

--------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.
+  Closed to new investors.
++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.

NOTES:
 (1)The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit
    Total Annual Fund Operating Expenses of Series I shares to 0.91% of average daily net assets excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganizations as approved by the Fund's Board of Trustees; and
    (vi) expenses that the Fund incurred but did not actually pay because of an expense offset arrangement. The expense limitation agreement is in effect through April 30, 2007. As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.
 (2)The Fund's manager has agreed in advance to reduce its fees with respect to assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an exemptive order by the Securities and Exchange Commission (SEC).
 (3)Effective February 1, 2006, the Portfolio's investment advisory fee rate changed from a fixed rate to a rate that adjusts upward or downward based upon the Portfolio's performance relative to its benchmark index. This change will not affect the investment advisory fee shown until one year after the effective date when the performance adjustment takes effect. Details discussing the change are included in the Portfolio's SAI.
 (4)The Management Fee in the table has been restated to reflect a new fee schedule that became effective on October 1, 2005.
 (5)The Management Fee in the table has been restated to reflect a new fee schedule that became effective on November 1, 2005.
 (6)The Management Fee in the table has been restated to reflect a new fee schedule that became effective on December 1, 2005.
 (7)Met Investors Advisory LLC and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory LLC has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of the Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2007, the following percentages: 1.10% for the Dreman Small-Cap Value Portfolio, 1.05% for the Met/AIM Small-Cap Growth Portfolio, 1.00% for the Pioneer Fund Portfolio and 1.00% for the Pioneer Mid-Cap Value Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of this portfolio are less than these expense limits. Certain amounts were recouped by the investment manager during 2005. The amounts repaid are reflected in Other Expenses and equal 0.04% for the Met/AIM Small-Cap Growth Portfolio.
 (8)Expense information in the table has been restated to reflect current fees.
 (9)Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.
(10)Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.005% on the first $500 million of assets and .015% on the next $500 million of assets.
(11)The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.
(12)Ratio of expenses to average net assets excluding interest expense is 0.65%.
(13)Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the VT Small/Mid-Cap Value Fund (formerly the Multi-Cap Value Fund) are based on estimates for the current fiscal year. The adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.
(14)The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on May 1, 2006.
(15)Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.
(16)The Management Fee in the table has been restated to reflect a new management fee schedule that became effective on January 1, 2006.
 (a)Our affiliate, MetLife Advisers, LLC, has contractually agreed, for the period May 1, 2006 through April 30, 2007, to waive fees or pay all expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) so as to limit Net Operating Expenses (other than brokerage costs, taxes, interest and any extraordinary expenses) to 0.35%. This subsidy is subject to each Portfolio's obligation to repay MetLife Advisers in future years, if any, when the Portfolio's expenses for any Class fall below the expense limit for that Class that was in effect at the time of the subsidy. Such deferred expenses may be charged to the Portfolio in a subsequent year to the extent that the charge does not cause the expenses in such subsequent year to exceed the expense limit that was in effect at the time of the subsidy. The Portfolio is not obligated to repay such expenses more than five years after the end of the fiscal year in which the expenses were incurred.
 (b)These portfolios are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Because these portfolios invest in other underlying portfolios, each of these portfolios also will bear its pro-rata portion of the operating expenses of the underlying portfolios in which it invests, including the investment management fee.
    The total expenses of the underlying portfolios (after any applicable fee waivers and expense reimbursements) as of December 31, 2005 are: 0.63% for the MetLife Conservative Allocation Portfolio; 0.65% for the MetLife Conservative to Moderate Allocation Portfolio; 0.69% for the MetLife Moderate Allocation Portfolio; 0.71% for the MetLife Moderate to Aggressive Allocation Portfolio; and 0.72% for the MetLife Aggressive Allocation Portfolio. The total annual operating expenses of the portfolios (before any applicable fee waivers and expense reimbursements), including the total operating expenses of the underlying portfolios (before any applicable fee waivers and reimbursements) as of December 31, 2005 are: 1.93% for the MetLife Conservative Allocation Portfolio, 1.31% for the MetLife Conservative to Moderate Allocation Portfolio; 1.23% for the MetLife Moderate Allocation Portfolio, 1.30% for the MetLife Moderate to Aggressive Allocation Portfolio, and 2.73% for the MetLife Aggressive Allocation Portfolio. Investors may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Portfolio.
    An investor who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.


EXAMPLE #1 --



                                                    IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:         ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------   -------------------------------
FUNDING OPTION                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS 5 YEARS 10 YEARS
--------------                                      ------   ------- ------- -------- ------    ------- ------- --------
Underlying Fund with Maximum Total Annual Operating
Expenses........................................... $1,083   $2,131  $3,158   $5,579   $583     $1,731  $2,858   $5,579
                                                    ------   ------  ------   ------   ----     ------  ------   ------
Underlying Fund with Minimum Total Annual Operating
Expenses........................................... $  683   $  967  $1,276   $2,114   $183     $  567  $  976   $2,114


EXAMPLE #2 -- This example assumes that you have elected the MAPP program at the maximum fee. Under the MAPP program, you choose to enter into a separate investment advisory agreement with Tower Square for the purpose of receiving asset allocation advice. The program is not a part of the Contract issued by the Company.


                                                    IF CONTRACT IS SURRENDERED AT THE IF CONTRACT IS NOT SURRENDERED OR
                                                         END OF PERIOD SHOWN:         ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------   -------------------------------
FUNDING OPTION                                      1 YEAR   3 YEARS 5 YEARS 10 YEARS 1 YEAR    3 YEARS 5 YEARS 10 YEARS
--------------                                      ------   ------- ------- -------- ------    ------- ------- --------
Underlying Fund with Maximum Total Annual Operating
Expenses........................................... 1,160     2,345   3,484   6,098    660       1,945   3,184   6,098
                                                    -----     -----   -----   -----    ---       -----   -----   -----
Underlying Fund with Minimum Total Annual Operating
Expenses...........................................   764     1,209   1,680   2,926    264         809   1,380   2,926

EXAMPLE #3 -- This example assumes that you have elected the CHART program at the maximum fee. Under the CHART program, you (or participants) choose to enter into a separate investment advisory agreement with MIFS for the purpose of receiving asset allocation advice The example assumes that your Contract Value is allocated to the most expensive and least expensive Underlying Funds; however, under the program, your or participants' Contract Value is currently allocated amongst four Underlying Funds, each of which is substantially less expensive than the example reflecting the maximum total operating expenses. The program is not part of the Contract issued by the Company.



                                                    IF CONTRACT IS SURRENDERED AT THE END IF CONTRACT IS NOT SURRENDERED OR
                                                           OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                                    ------------------------------------- -------------------------------
FUNDING OPTION                                      1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS 5 YEARS 10 YEARS
--------------                                      ------   -------   -------  --------  ------    ------- ------- --------
Underlying Fund with Maximum Total Annual Operating
Expenses........................................... 1,179     2,397     3,564    6,221     679       1,997   3,264   6,221
                                                    -----     -----     -----    -----     ---       -----   -----   -----
Underlying Fund with Minimum Total Annual Operating
Expenses...........................................   784     1,268     1,778    3,118     284         868   1,478   3,118


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                             THE ANNUITY CONTRACT
--------------------------------------------------------------------------------


Gold Track Select Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date (referred to as the Annuity Commencement Date" in your Contract). The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options, and one Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Cash Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Cash Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Cash Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-233-3591.


ALLOCATED CONTRACTS

A group allocated contract will cover all present and future Participants under the Contract. A Participant under an allocated contract receives a certificate that evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer's Qualified Plan. We hold all Purchase Payments under the Contract, as directed by the Contract Owner. There are no individual accounts under the unallocated Contracts for individual Participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum Purchase Payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial Purchase Payment is due and payable before the Contract becomes effective.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the advisor's or subadvisor's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's advisor or subadvisor is one of our affiliates or whether the Underlying Fund, its advisor, its subadvisor(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing, and support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment advisor, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) and MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection, and/or if the Underlying Fund has not attracted significant allocations from contract owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or account value, or both, at any time in our sole discretion.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may compensate the Company and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of the compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of the assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisors or subadvisors (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%. Additionally, an investment advisor or subadvisor of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the advisor or subadvisor (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies are joint members of its affiliated investment advisors MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the investment management fees paid by the advisors to the subadvisors.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts"). The payments are deducted from assets of the Underlying Funds and are paid to our distributor, MLI Distribution, LLC (formerly, Travelers Distribution LLC). These payments decrease the Underlying Fund's investment return.

The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the funds advised or sub-advised by Legg Mason affiliates.

We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of the Contracts.")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-233-3591 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Variable Funding Options are listed below, along with their investment advisors and any subadvisor:



                                                          INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                OBJECTIVE                              ADVISOR/SUBADVISOR
---------------------------------------- --------------------------------------------- --------------------------------------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Core Equity Fund -- Series I*+ The Fund's investment objective is growth of  AIM Advisors, Inc.
                                         capital.
AMERICAN FUNDS INSURANCE SERIES
 American Funds Global Growth Fund --    Seeks capital appreciation through stocks.    Capital Research and Management
   Class 2                                                                             Company

 American Funds Growth Fund              Seeks capital appreciation through stocks.    Capital Research and Management
 -- Class 2                                                                            Company

 American Funds Growth-Income Fund --    Seeks both capital appreciation and income.   Capital Research and Management
   Class 2                                                                             Company

CREDIT SUISSE TRUST
 Credit Suisse Trust Emerging Market     Seeks long term growth of capital.            Credit Suisse Asset Management, LLC
   Portfolio+                                                                          Subadvisor: Credit Suisse Asset
                                                                                       Management Limited (U.K.), (Australia)

DELAWARE VIP TRUST
 Delaware VIP Small-Cap Value Series --  Seeks capital appreciation.                   Delaware Management Company
   Standard Class

DREYFUS VARIABLE INVESTMENT
FUND
 Dreyfus Variable Investment Fund        Seeks long term capital growth consistent     The Dreyfus Corporation
   Appreciation Portfolio -- Initial     with the preservation of capital, with growth Subadvisor: Fayez Serofim & Co.
   Shares                                of current income as a secondary objective.


                                                          INVESTMENT                             INVESTMENT
            FUNDING OPTION                                OBJECTIVE                          ADVISOR/SUBADVISOR
---------------------------------------- -------------------------------------------- ---------------------------------
 Dreyfus Variable Investment Fund        Seeks capital growth.                        The Dreyfus Corporation
   Developing Leaders Portfolio --
   Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Templeton Developing Markets            Seeks long-term capital appreciation.        Templeton Asset Management Ltd.
   Securities Fund -- Class 2
 Templeton Foreign Securities Fund --    Seeks long-term capital growth.              Templeton Investment Counsel, LLC
   Class 2                                                                            Subadvisor: Franklin Templeton
                                                                                      Investment Management Limited
JANUS ASPEN SERIES
 Mid-Cap Growth Portfolio --             Seeks long-term growth of capital.           Janus Capital Management LLC
   Service Shares
 Worldwide Growth Portfolio -- Service   Seeks long-term growth of capital in a       Janus Capital Management LLC
   Shares+                               manner consistent with the preservation of
                                         capital.

LAZARD RETIREMENT SERIES, INC.
 Lazard Retirement Small-Cap Portfolio   Seeks long-term capital appreciation.        Lazard Asset Management LLC
LEGG MASON PARTNERS INVESTMENT SERIES
 Legg Mason Partners Variable Dividend   Seeks capital appreciation, principally      Smith Barney Fund Management LLC
   Strategy Portfolio+*                  through investments in dividend-paying
                                         stocks.
 Legg Mason Partners Variable Premier    Seeks long term capital growth.              Smith Barney Fund Management LLC
   Selections All Cap Growth Portfolio+*
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
I, INC.
 Legg Mason Partners Variable All Cap    Seeks capital appreciation.                  Salomon Brothers Asset Management
   Portfolio -- Class I                                                               Inc.

 Legg Mason Partners Variable Investors  Seeks long term growth of capital.           Salomon Brothers Asset Management
   Portfolio                             Secondarily, seeks current income. The Fund  Inc.
                                         normally invests in common stocks of
                                         established companies.
 Legg Mason Partners Variable Small-Cap  Seeks long-term growth of capital.           Salomon Brothers Asset Management
   Growth Portfolio -- Class I +*                                                     Inc.

 Legg Mason Partners Variable Total      Seeks above average income (compared to a    Salomon Brothers Asset Management
   Return Portfolio -- Class I           portfolio invested entirely in equity        Inc.
                                         securities). Secondarily, seeks growth of
                                         capital and income.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
II, INC.
 Legg Mason Partners Variable            Seeks long-term appreciation of capital.     Smith Barney Fund Management LLC
   Appreciation Portfolio
 Legg Mason Partners Variable Equity     Seeks investment results that, before        TIMCO Asset Management Inc.
   Index Portfolio -- Class II           expenses, correspond to the price and yield
                                         performance of the S&P 500 Index.
 Legg Mason Partners Variable            Seeks long-term capital growth. Current      Smith Barney Fund Management LLC
   Fundamental Value Portfolio+*         income is a secondary objective.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS
III, INC.
 Legg Mason Partners Variable            Seeks high current income and to limit the   Smith Barney Fund Management LLC
   Adjustable Rate Income Portfolio      degree of fluctuation of its net asset value
                                         resulting from movements in interest
                                         rates.
 Legg Mason Partners Variable            Seeks long-term capital appreciation.        Smith Barney Fund Management LLC
   Aggressive Growth Portfolio
 Legg Mason Partners Variable High       Seeks high current income. Secondarily,      Smith Barney Fund Management LLC
   Income Portfolio                      seeks capital appreciation.
 Legg Mason Partners Variable            Seeks total return on assets from growth of  Smith Barney Fund Management LLC
   International All Cap Growth          capital and income.
   Portfolio+*
 Legg Mason Partners Variable Large-Cap  Seeks long term growth of capital with       Smith Barney Fund Management LLC
   Growth Portfolio                      current income as a secondary objective.

 Legg Mason Partners Variable Large-Cap  Seeks long-term growth of capital with       Smith Barney Fund Management LLC
   Value Portfolio+*                     current income as a secondary objective.

 Legg Mason Partners Variable Money      Seeks to maximize current income consistent  Smith Barney Fund Management LLC
   Market Portfolio+*                    with preservation of capital.

 Legg Mason Partners Variable Social     Seeks long-term capital appreciation and     Smith Barney Fund Management LLC
   Awareness Stock Portfolio             retention of net investment income.


                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                              ADVISOR/SUBADVISOR
---------------------------------------  ----------------------------------------------- ------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS
V, INC.
 Legg Mason Partners Variable Small-Cap  Seeks long-term capital growth. Dividend, if    Smith Barney Fund Management LLC
   Growth Opportunities Portfolio        any, is incidental to the goal.

MET INVESTORS SERIES TRUST
 Batterymarch Mid-Cap Portfolio --       Seeks growth of capital.                        Met Investors Advisory LLC
   Class A                                                                               Subadvisor: Batterymarch Financial
                                                                                         Management, Inc.

 Dreman Small-Cap Value Portfolio --     Seeks capital appreciation.                     Met Investors Advisory LLC
   Class A                                                                               Subadvisor: Dreman Value
                                                                                         Management, L.L.C.

 Federated High Yield Portfolio --       Seeks high current income.                      Met Investors Advisory LLC
   Class A                                                                               Subadvisor: Federated Investment
                                                                                         Management Company
 Harris Oakmark International Portfolio  Seeks long-term capital appreciation.           Met Investors Advisory LLC
   -- Class A                                                                            Subadvisor: Harris Associates L.P.
 Janus Capital Appreciation Portfolio    Seeks capital appreciation.                     Met Investors Advisory LLC
   -- Class A                                                                            Subadvisor: Janus Capital Management
                                                                                         LLC
 Legg Mason Partners Managed Assets      Seeks high total return.                        Met Investors Advisory LLC
   Portfolio                                                                             Subadvisor: Legg Mason Capital
                                                                                         Management, Inc.
 Lord Abbett Bond Debenture Portfolio    Seeks high current income and the               Met Investors Advisory LLC
   -- Class A                            opportunity for capital appreciation to         Subadvisor: Lord, Abbett & Co. LLC
                                         produce a high total return.

 Lord Abbett Growth and Income           Seeks growth of capital and current income      Met Investors Advisory LLC
   Portfolio -- Class B                  without excessive fluctuations in the market    Subadvisor: Lord, Abbett & Co. LLC
                                         value.
 Lord Abbett Mid-Cap Value Portfolio --  Seeks capital appreciation through              Met Investors Advisory LLC
   Class B                               investments, primarily in equity securities,    Subadvisor: Lord, Abbett & Co. LLC
                                         which are believed to be undervalued in the
                                         marketplace.
 Mercury Large-Cap Core Portfolio --     Seeks long-term capital growth.                 Met Investors Advisory LLC
   Class A                                                                               Subadvisor: Merrill Lynch Investment
                                                                                         Managers, LP
 Met/AIM Capital Appreciation Portfolio  Seeks capital appreciation.                     Met Investors Advisory LLC
   -- Class A                                                                            Subadvisor: AIM Capital Management

 Met/AIM Small-Cap Growth Portfolio --   Seeks long-term growth of capital.              Met Investors Advisory LLC
   Class A                                                                               Subadvisor: AIM Capital Management

 MFS(R) Value Portfolio -- Class A       Seeks capital appreciation and reasonable       Met Investors Advisory LLC
                                         income.                                         Subadvisor: Massachusetts Financial
                                                                                         Services Company
 Neuberger Berman Real Estate Portfolio  Seeks to provide total return through           Met Investors Advisory LLC
   -- Class A                            investment in real estate securities,           Subadvisor: Neuberger Berman
                                         emphasizing both capital appreciation and       Management, Inc.
                                         current income.
 Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital growth.     Met Investors Advisory LLC
                                                                                         Subadvisor: Pioneer Investment
                                                                                         Management, Inc.
 Pioneer Mid-Cap Value Portfolio --      Seeks capital appreciation.                     Met Investors Advisory LLC
   Class A                                                                               Subadvisor: Pioneer Investment
                                                                                         Management, Inc.
 Pioneer Strategic Income Portfolio --   Seeks a high level of current income.           Met Investors Advisory LLC
   Class A                                                                               Subadvisor: Pioneer Investment
                                                                                         Management, Inc.
METLIFE INVESTMENT FUNDS, INC.
 MetLife Investment Diversified Bond     Seeks to provide maximum long-term total        MetLife Investment Funds Management
   Fund                                  return (capital appreciation and income) by     LLC
                                         investing primarily in fixed income securities. Subadvisors: Western Asset
                                                                                         Management Company; Wellington
                                                                                         Management Company LLP; and SSgA
                                                                                         Funds Management, Inc.

                                                           INVESTMENT                                 INVESTMENT
            FUNDING OPTION                                 OBJECTIVE                              ADVISOR/SUBADVISOR
---------------------------------------  ---------------------------------------------- ---------------------------------------
 MetLife Investment International Stock  Seeks to provide maximum long-term total       MetLife Investment Funds Management
   Fund                                  return (capital appreciation and income) by    LLC
                                         investing primarily in common stocks of        Subadvisors: AllianceBernstein L.P.;
                                         established non-U.S. companies.                Oechsle International Advisors LLC; and
                                                                                        SSgA Funds Management, Inc.

 MetLife Investment Large Company Stock  Seeks to provide maximum long-term total       MetLife Investment Funds Management
   Fund                                  return (capital appreciation and income) by    LLC
                                         primarily investing in common stocks of well-  Subadvisors: Wellington Management
                                         established companies.                         Company LLP; Smith Barney Fund
                                                                                        Management LLC; and SSgA Funds
                                                                                        Management, Inc.
 MetLife Investment Small Company Stock  Seeks to provide maximum long-term total       MetLife Investment Funds Management
   Fund                                  return (capital appreciation and income) by    LLC
                                         primarily investing in common stocks of small  Subadvisors: Delaware Management
                                         companies.                                     Company; OFI Institutional
                                                                                        Management; and SSgA Funds
                                                                                        Management, Inc.
METROPOLITAN SERIES FUND, INC.
 BlackRock Aggressive Growth Portfolio   Seeks maximum capital appreciation.            MetLife Advisers, LLC
   -- Class D                                                                           Subadvisor: BlackRock Advisers, Inc.

 BlackRock Bond Income Portfolio --      Seeks competitive total return primarily from  MetLife Advisers, LLC
   Class A                               investing in fixed-income securities.          Subadvisor: BlackRock Advisers, Inc.

 BlackRock Money Market Portfolio --     Seeks a high level of current income           MetLife Advisers, LLC
   Class A                               consistent with preservation of capital.       Subadvisor: BlackRock Advisers, Inc.

 FI Large Cap Portfolio -- Class A       Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                        Subadvisor: Fidelity Management &
                                                                                        Research Company
 FI Value Leaders Portfolio -- Class D   Seeks long-term growth of capital.             MetLife Advisers, LLC
                                                                                        Subadvisor: Fidelity Management &
                                                                                        Research Company
 MFS(R) Total Return Portfolio -- Class  Seeks a favorable total return through         MetLife Advisers, LLC
   F                                     investment in a diversified portfolio.         Subadvisor: Massachusetts Financial
                                                                                        Services Company
 Oppenheimer Global Equity Portfolio --  Seeks capital appreciation.                    MetLife Advisers, LLC
   Class A                                                                              Subadvisor: OppenheimerFunds, Inc.

 Western Asset Management High Yield     Seeks high current income.                     MetLife Advisers, LLC
   Bond Portfolio -- Class A                                                            Subadvisor: Western Asset Management
                                                                                        Company
 Western Asset Management U.S.           Seeks to maximize total return consistent with MetLife Advisers, LLC
   Government Portfolio -- Class A       preservation of capital and maintenance of     Subadvisor: Western Asset Management
                                         liquidity.                                     Company

METROPOLITAN SERIES FUND, INC. -- ASSET
ALLOCATION PORTFOLIOS
 MetLife Conservative Allocation         Seeks a high level of current income, with     MetLife Advisers, LLC
   Portfolio -- Class B                  growth of capital as a secondary objective.

 MetLife Conservative to Moderate        Seeks high total return in the form of income  MetLife Advisers, LLC
   Allocation Portfolio -- Class B       and growth of capital, with a greater
                                         emphasis on income.
 MetLife Moderate Allocation Portfolio   Seeks a balance between a high level of        MetLife Advisers, LLC
   -- Class B                            current income and growth of capital, with a
                                         greater emphasis on growth of capital.
 MetLife Moderate to Aggressive          Seeks growth of capital.                       MetLife Advisers, LLC
   Allocation Portfolio -- Class B
 MetLife Aggressive Allocation           Seeks growth of capital.                       MetLife Advisers, LLC
   Portfolio -- Class B
PIMCO VARIABLE INSURANCE TRUST
 Real Return Portfolio --                Seeks maximum total return, consistent with    Pacific Investment Management
   Administrative Class                  preservation of capital and prudent            Company LLC
                                         investment management.

 Total Return Portfolio --               Seeks maximum total return, consistent with    Pacific Investment Management
   Administrative Class                  preservation of capital and prudent            Company LLC
                                         investment management.

PUTNAM VARIABLE TRUST
 Putnam VT Discovery Growth Fund --      Seeks long-term growth of capital.             Putnam Investment Management, LLC
   Class IB +

                                                          INVESTMENT                                INVESTMENT
            FUNDING OPTION                                OBJECTIVE                             ADVISOR/SUBADVISOR
---------------------------------------  --------------------------------------------- -------------------------------------
 Putnam VT International Equity Fund --  Seeks capital appreciation.                   Putnam Investment Management, LLC
   Class IB +
 Putnam VT Small-Cap Value Fund --       Seeks capital appreciation.                   Putnam Investment Management, LLC
   Class IB
VAN KAMPEN LIFE INVESTMENT TRUST
 Van Kampen Life Investment Trust        Seeks capital growth and income through       Van Kampen Asset Management Inc.
   Comstock Portfolio -- Class II        investments in equity securities, including
                                         common stocks, preferred stocks, and
                                         securities convertible into common and
                                         preferred stocks.
 Van Kampen Life Investment Trust        Seeks capital appreciation.                   Van Kampen Asset Management Inc.
   Emerging Growth Portfolio -- Class
   II +
 Van Kampen Life Investment Trust        Seeks capital appreciation through            Van Kampen Asset Management Inc.
   Enterprise Portfolio -- Class II +    investments in securities believed by the
                                         portfolio's investment adviser to have above-
                                         average potential for capital appreciation.
VARIABLE INSURANCE PRODUCTS FUND
 Contrafund(R) Portfolio -- Service      Seeks long-term capital appreciation.         Fidelity Management & Research
   Class 2                                                                             Company
 Dynamic Capital Appreciation Portfolio  Seeks capital appreciation.                   Fidelity Management & Research
   -- Service Class 2                                                                  Company

 Mid-Cap Portfolio -- Service Class 2+   Seeks long-term growth of capital.            Fidelity Management & Research
                                                                                       Company
WELLS FARGO VARIABLE TRUST
 Wells Fargo Advantage VT Advantage      Seeks long-term capital appreciation.         Wells Fargo Funds Management, LLC
   Small/Mid-Cap Value Fund                                                            Subadvisor: Wells Capital Management,
                                                                                       Inc.


--------

 +  Closed to new investors.
 * This Closed Variable Funding option has been subject to a merger, substitution or name change. Please see Appendix C ("Additional Information Regarding Underlying Funds") for more information.

ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios," are "fund of funds" portfolios that invest substantially all of their assets in other underlying portfolios of the Metropolitan Fund or the Met Investors Fund. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolios in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.

                            CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:


   . the ability for you to make withdrawals and surrenders under the Contracts

   . the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

   . the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

   .   administration of the annuity options available under the Contracts and


   .   the distribution of various reports to Contract Owners.


Costs and expenses we incur include:

   . losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   . sales and marketing expenses including commission payments to your sales agent; and

   .   other costs of doing business.

Risks we assume include:

   . that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

   .   that the amount of the death benefit will be greater than the Cash
       Value; and

   . that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which purchase payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.


The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made under the Contract. However, when withdrawn, we will charge a surrender charge on the amount withdrawn, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the Purchase Payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (b) Contract owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible Participants; and

     (c) The expected level of commission we may pay to the agent or TPA for distribution expenses; and

     (d) Any other factors that we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

    .    retirement of Participant

    .    severance from employment by Participant

    .    loans (if available)

    .    hardship (as defined by the Code) suffered by the Participant

    .    death of Participant

    .    disability (as defined by the Code) of Participant

    .    return of excess plan contributions

    . minimum required distributions, generally when Participant reaches age 70 1/2

    .    transfers to an Employee Stock Fund

    .    certain Plan expenses, as mutually agreed upon

    .    annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 Participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 Contract Years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax-deferred annuity plans and combined Qualified Plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. The available withdrawal amount will be calculated as of the first valuation date of any given Contract Year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

MORTALITY AND EXPENSE RISK CHARGE


We deduct a mortality and expense risk ("M&E") charge each business day from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 1.20% annually.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

                  CONTRACT/CERTIFICATE YEAR WITHDRAWAL CHARGE
                  ------------------------- -----------------
                             0-2                   5%
                             3-4                   4%
                             5-6                   3%
                             7-8                   2%
                             9+                    0%

Please refer to The Annuity Period for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE


We deduct this charge each business day from the Variable Funding Options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding option. This charge is assessed during the accumulation and annuity periods.


As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of Purchase Payments per Participant, the expected turnover of employees, whether the Contract Owner will make Purchase Payment allocations electronically.

     (b) Determination of our anticipated expenses in administering the Contract, such as: billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or account values for payment to the Contract Owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

The Company pays selected TPAs, some of which may be owned by or in which your registered representative has a financial interest, a flat per participant fee for various services in lieu of our providing those services to plan clients directly. We are solely responsible for the payment of these fees, and they are not deducted from your Contract.


THE MANAGED ADVISORY PORTFOLIO PROGRAM FEE


If you participate in the Managed Advisory Portfolio Program, there is an additional fee. Please see the "Managed Advisory Portfolio Program" subsection under the section "Asset Allocation Services" in this prospectus.


THE CHART PROGRAM FEE

If you participate in the CHART Program, there is an additional fee. Please see the "CHART Program" subsection under the section "Asset Allocation Services" in this prospectus.

                                   TRANSFERS
--------------------------------------------------------------------------------


Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the New York Stock Exchange will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Credit Suisse Emerging Market Portfolio, Delaware VIP Small-Cap Value Series, Dreyfus Variable Investment Fund Developing Leaders Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Janus Aspen Worldwide Growth Portfolio, Lazard Retirement Small-Cap Portfolio, Legg Mason Partners Variable Small-Cap Growth Portfolio, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, MetLife Investment International Stock Fund, MetLife Investment Small Company Stock Fund, Dreman Small-Cap Value

Portfolio, Federated High Yield Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small-Cap Growth Portfolio, Pioneer Strategic Income Portfolio, Oppenheimer Global Equity Portfolio, Western Asset Management High Yield Bond Portfolio, Western Asset Management Strategic Bond Opportunities Portfolio, Putnam VT International Equity Fund, Putnam VT Small-Cap Value Fund, and Wells Fargo Advantage VT Advantage Small/Mid-Cap Value Fund, the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

   . reject the transfer instruction of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

   . reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under the rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006, we will be required to
(1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners; and (2) execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month, 12 Month or 24 Month Program. The Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                           ASSET ALLOCATION SERVICES
--------------------------------------------------------------------------------

GENERAL


Asset allocation is a method of investment diversification that allocates assets among asset classes with the goal of managing investment risk and potentially enhancing returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks/equities, bonds/fixed income, and cash equivalents. There are often further divisions among wider asset classes, for example, classes representing company size (large cap, mid cap, and small cap), and classes representing foreign and U.S. investments.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility over the long term. There is no assurance that investment returns will be better through participation in an asset allocation program -- investments may still lose money and experience volatility.

The asset allocation program described below is not a part of the Contract issued by the Company. The Company is not registered as an investment adviser, and is not offering investment advice in making available the asset allocation program.


MANAGED ADVISORY PORTFOLIO PROGRAM ("MAPP") ASSET ALLOCATION PROGRAM

Effective May 1, 2006, MAPP is closed to new plans. Plan participants who enrolled in the program prior to May 1, 2006, may continue to make additional Purchase Payments into the program and plan participants in plans in which MAPP is available on May 1, 2006 may continue to enroll in the program. Effective July 1, 2006, MAPP will be closed to new plan participants in plans in which MAPP is available. Plan participants who enrolled in the program prior to July 1, 2006 may continue to make additional Purchase Payments into the program. Plan participants who cancel enrollment may not re-enroll.

An affiliate of the Company, Tower Square Securities Inc. ("Tower Square"), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called Managed Advisory Portfolio Program (the "program"), is available for an additional asset-based fee that is payable by the participant to Tower Square for offering the program. These payments are in addition to any compensation payable by the Company to Tower Square for selling the Contract. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with Tower Square. Tower Square has a fiduciary obligation with respect to program participants. Tower Square may not offer the program to all purchasers of the Contract.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE MANAGED ADVISORY PORTFOLIO PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE: THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT TOWER SQUARE'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT TOWER SQUARE IS REQUIRED TO PROVIDE TO YOU.

Program participants must allocate their Contract Value according to one of six model portfolios developed by Standard & Poor's Investment Advisory Services LLC ("Standard & Poor's"), an investment adviser that Tower Square engaged to create the program. When electing the program, a program participant must complete a standardized questionnaire. Based on the results of the questionnaire, one of the six model portfolios is matched to the program participant based on his or her risk tolerance and investment time horizon. The program participant selects from the six model portfolios, and may select a model portfolio that is different than the recommended model portfolio.


Each model portfolio has different allocation percentages within each asset class, and is intended for a specific type of investor, from highly aggressive to very conservative. Each model portfolio identifies one or more Variable

Funding Options offered under the Contract that correspond to each asset class within the model portfolio. A program participant will have his or her Contract Value allocated among the Variable Funding Options according to the applicable asset class weightings within the model portfolio elected.

At least annually, Standard & Poor's reviews the model portfolios and may make appropriate changes to the allocation percentages within the asset classes of the model portfolios and the recommended Variable Funding Options. If, as a result of such review, a change is made to a model portfolio, Tower Square will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her model portfolio or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Tower Square representatives will make reasonable efforts to contact program participants at least annually to discuss any adjustments to the models and to determine whether the participant's investment objectives have changed. In addition, program participants will receive a quarterly performance report from the Company that provides information, about the Variable Funding Options.

A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio.

A program participant must allocate 100% of his or her Contract Value to the Variable Funding Options under the model portfolio they have chosen.

PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE

Tower Square charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.



                                                 MAXIMUM
                                              ANNUAL FEE FOR
                                                 MANAGED
                   CONTRACT VALUE EQUAL TO OR    ADVISORY
                   --------------------------   PORTFOLIO
                   GREATER THAN BUT LESS THAN    PROGRAM
                   ------------ ------------- --------------
                       $0         $25,000         0.80%
                     $25,000      $50,000         0.65%
                     $50,000      $75,000         0.50%
                     $75,000      $100,000        0.35%
                    $100,000+                     0.20%



The annual fee to participate in the program is in addition to any Contract fees and charges. Alternative fees may be negotiated by the qualified retirement plan and applied to all participants who elect the program. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. Please consult with your investment professional to discuss the program.

The Company is not the sponsor of the asset allocation program described above. However, the Company has agreed to facilitate administration and the collection and payment of investment advisory fees payable to Tower Square under the terms of the advisory agreement that it enters into with participants.


CHART PROGRAM


Effective February 1, 2006, the CHART Asset Allocation Program is closed to new participants. If you enrolled in the program prior to February 1, 2006, you may continue to make additional Purchase Payments into the program. If you cancel your enrollment in the program, you may not re-enroll.

An affiliate of the Company, MetLife Investment Fund Services LLC ("MIFS") (formerly, CitiStreet Financial Services LLC), offers an asset allocation program to participants of qualified retirement plans who own the Contract individually or are participants in a group Contract owned by the plan (collectively, "participants"). The program, called "CHART," is available for an additional asset-based fee that is payable by the participant to MIFS for offering the program. When a participant elects the program ("program participant"), he or she must enter into an investment advisory agreement with MIFS. MIFS has a fiduciary obligation with respect to program participants. MIFS may not offer the program to all purchasers of the Contract.

Metropolitan Life Insurance Company, a broker-dealer and affiliate of MIFS, may receive compensation payable by the Company for selling the Contract to your plan and for additional contributions made by plan participants. MIFS entered into a Solicitation Agreement with MetLife Securities, Inc., a broker-dealer affiliate of both the Company and Metropolitan Life Insurance Company, whereby MetLife Securities, Inc. is compensated by MIFS for referring participants who enter into investment advisory agreements with MIFS to participate in CHART. MIFS, Metropolitan Life Insurance Company and MetLife Securities, Inc. are all affiliates of MetLife, Inc.

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE CHART PROGRAM -- A COMPLETE DESCRIPTION IS AVAILABLE IN THE DISCLOSURE STATEMENT FOR THE PROGRAM. NOTE:
THERE ARE LIMITATIONS ON THE INVESTMENT ADVISORY ACTIVITIES THAT MIFS'S REPRESENTATIVES CAN PERFORM FOR PROGRAM PARTICIPANTS. PLEASE REFER TO THE DISCLOSURE STATEMENT AND OTHER DOCUMENTS THAT MIFS IS REQUIRED TO PROVIDE TO YOU.

Participants who enter into an investment advisory agreement with MIFS to participate in the program are authorizing MIFS to allocate their Contract Value according to asset allocation models developed in consultation with CRA/RogersCasey, Inc., a well-known investment consulting firm. When electing the program, a program participant must complete a questionnaire designed to evaluate his or her risk tolerance and investment time horizon. Based on the results of the questionnaire, participants are matched to an investor profile. Each investor profile establishes allocation percentages among four "program funds," each of which is a Variable Funding Option offered under the Contract. Currently, the program funds are MetLife Investment International Stock Fund (formerly, CitiStreet International Stock Fund), MetLife Investment Small Company Stock Fund (formerly, CitiStreet Small Company Stock Fund), MetLife Investment Large Company Stock Fund (formerly, CitiStreet Large Company Stock
Fund) and MetLife Investment Diversified Bond Fund (formerly, CitiStreet Diversified Bond Fund). Each of the program funds is advised by MetLife Investment Funds Management LLC (formerly, CitiStreet Funds Management LLC), an affiliate of MIFS.

Periodically, MIFS reviews its investment model and each investor profile, and may make changes to the allocation percentages between the asset classes of the investor profiles, may change the number of asset classes, or may change the program funds. If, as a result of such review, a change is made to an investor profile, MIFS will notify program participants in advance of the change, and the participant will have the opportunity to reject the change.

At any time, a program participant can request a change to his or her investor profile or the allocation of his or her Contract Value amongst the Variable Funding Options, or can elect to terminate the program. Program participants are encouraged to regularly reconsider their investor profile or allocation by calling MIFS at the phone number provided in the investor advisory agreement. Program participants are encouraged to do this at least once per year. In addition, program participants will receive a quarterly performance report from the Company that provides information about the Variable Funding Options.


Program participants who elect to participate in CHART are required to only allocate their Contract Value amongst the program funds. A program participant can elect to have his or her Contract Value "rebalanced" on a monthly, quarterly, semi-annual, or annual basis, to maintain the asset allocation percentages originally selected according to the model portfolio or a customized portfolio.

CHART PROGRAM FEES -- DEDUCTIONS FROM CONTRACT VALUE


MIFS charges an annual asset-based fee to participate in the program as a percentage of the participant's Contract Value, as described in the table below.




                                CONTRACT VALUE
                                MAXIMUM ANNUAL
                                 FEE FOR CHART
                                    PROGRAM
                           -------------------------
                           $0 - $25,000....... 1.00%
                           $25,001 - $50,000.. 0.75%
                           $50,001 - $75,000.. 0.50%
                           $75,001 - $100,000. 0.35%
                           $100,001 - $250,000 0.25%
                           $120,001 - $500,000 0.15%
                           $500,001 or more... 0.10%

Please refer to the disclosure statement for the program for a detailed description of how and when the annual program fee is calculated and when it is deducted.

The annual fee to participate in the program is in addition to any Contract fees and charges. Fees payable for participating in the program are deducted on a quarterly basis from the Contract as a partial surrender. Partial surrenders made to pay program fees will reduce the participant's Contract Value, the guaranteed minimum death benefit, and the amount available for free withdrawals. PLEASE CONSULT WITH YOUR INVESTMENT PROFESSIONAL TO DISCUSS THE PROGRAM.

                             ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your Maturity Date, we will pay all or any portion of your Cash Surrender Value to the Contract Owner or to you, as provided in the plan. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the plan.

We may defer payment of any Cash Surrender Value for up to seven days after we receive the request in good order. The Cash Surrender Value equals the Contract or account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax advisor before making a withdrawal from your Contract.

Participants in the Texas Optional Retirement Program should refer to Appendix B for information regarding access to Contract Values.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Cash Value of at least $5,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro-rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax advisor regarding the tax consequences of systematic withdrawals.

                             OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

If a group "allocated" contract is purchased, we issue certificates to the individual Participants. If a group unallocated contract is purchased, we issue only the Contract. Where we refer to "you," we are referring to the Contract Owner, or to the group Participant, as applicable. The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly Annuity Payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can only be one Contract Owner.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

BENEFICIARY


You name the beneficiary in a Written Request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant, they will share equally in benefits unless we receive other instructions by Written Request before the death of the Annuitant or Contract Owner.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, (also referred to as the "annuity commencement date"), generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death ("Death Report Date").

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by Written Request to us at our Home Office. The beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request noting the cash value and the total Purchase Payments attributable to the Participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total Purchase Payments attributable to the Participant under the unallocated Contract.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. If the Participant dies before the Maturity Date and before reaching age 75, the death benefit payable will be the greater of:

     (a) the cash value of the Participant's individual account or

     (b) the total Purchase Payments under that Participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after age 75 and before the Maturity Date, we will pay the beneficiary the cash value of the Participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive Due Proof of Death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the Participant dies before the selected Maturity Date, or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     a)  the cash value attributable to the Participant under the Contract or

     b) the total Purchase Payments attributable to the Participant under the Contract, less any applicable premium tax, minus any outstanding loan amounts and prior surrenders as of the date we receive Due Proof of Death.

If the Participant dies on or after attainment of age 75 and before the Maturity Date, we will pay the beneficiary the cash value attributable to the Participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive Due Proof of Death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


BEFORE THE MATURITY DATE,                  THE COMPANY WILL                  MANDATORY PAYOUT
  UPON THE DEATH OF THE                  PAY THE PROCEEDS TO:                  RULES APPLY*
------------------------- -------------------------------------------------- ----------------
 OWNER/ANNUITANT......... The beneficiary (ies), or if none, to the Contract       Yes
                          Owner's estate.
 BENEFICIARY............. No death proceeds are payable; Contract                  N/A
                          continues.
 CONTINGENT BENEFICIARY.. No death proceeds are payable; Contract                  N/A
                          continues.


--------

 * Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

DEATH BENEFIT PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the Contract Owner, or the beneficiary, as provided in the plan.

                              THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can receive regular income payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (annuity options). While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity payments will begin on the Maturity Date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.


You may choose to annuitize at any time after you purchase the Contract. Certain annuity options taken at the Maturity Date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY


You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")


VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Cash Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your cash value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a) the Participant's name, address, date of birth, social security number;

     (b) the amount to be distributed;

     (c) the annuity option which is to be purchased;

     (d) the date the annuity option payments are to begin;

     (e) if the form of the annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the beneficiary as designated by you; and

     (f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the Annuitant as long as we are notified by Written Request while the Annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the Written Request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under your Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the Participant's cash value applied to provide a variable annuity, a fixed annuity, or a combination of both. If no election is made to the contrary, the cash value will provide an annuity, which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the Participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision Transfers of Cash Value Between Funding Options, in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Option 1 -- Life Annuity/No Refund. A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment;

     (b) and is

         (1)the number of Annuity Units represented by each payment; times

         (2)the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the Maturity Date under this option; and

     (b) is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period of 120, 180, or 240 Months without Life Contingency. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by you and us.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with variable annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined Qualified Plans/tax-deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the cash value we return may be greater or less than your Purchase Payment.

The right to return described above does not apply to Participants in unallocated contracts or in the Texas Optional Retirement Program.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refers to the group Contract Owner.

Under the allocated Contracts, if the cash value in a Participant's individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that Participant's individual account to your account.

Any cash value to which a terminating Participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by Written Request at any time for any reason. We reserve the right to discontinue this Contract if:

     (a) the cash value of the Contract is less than the termination amount; or

     (b) we determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c) we receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the Contract Owner's Written Request to discontinue the Contract, we will, in our sole discretion and judgment:

     (a) accept no further payments for this Contract; and

     (b) pay you the Cash Surrender Value of the funding options within 7 days of the date of our written notice to you or distribute the Cash Surrender Value of each Participant's individual account as described in the settlement provisions section at your direction; and

     (c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the Cash Surrender Value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options, which began before the date of discontinuance.

CONTRACT EXCHANGES

     (a) You may transfer all or any part of your account's Cash Surrender Value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the Contract Owner, a Participant may transfer all or any part of the individual account's Cash Surrender Value from one funding option to any contract not issued by us.

     (b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

     (c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


                             THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------


MetLife Insurance Company of Connecticut sponsors a separate account: MetLife of CT Separate Account QP for Variable Annuities was established on
December 26, 1995 and is registered with the SEC as a unit investment trust (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.


Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                          FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal advisor regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters may be contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts and qualified plans (including IRAs), like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (current top rate of 35%).


TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service ("IRS")

To the extent permitted under Federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners and prospective contract owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity ("IRA"), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code
Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

All IRAs, TSAs (ERISA and non-ERISA) (S)457(b), (S)403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.


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TAXATION OF QUALIFIED ANNUITY CONTRACTS


Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax advisor as to the effect of these regulations on your personal situation.

Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the Contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax advisor regarding this issue.


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KEOGH

A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.

SECTION 403(B) PLANS AND ARRANGEMENTS

Purchase Payments for a tax-deferred annuity contract (including salary reduction contributions) may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501(c)(3) of the Code. Within statutory limits ($15,000 in 2006), such salary reduction contributions are not currently includable in the gross income of the participants. Additional "catch-up contributions" may be made by individuals age 50 or over. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. Instead, both the contributions to the tax-sheltered annuity and the income in the Contract are taxable as ordinary income when distributed.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions that may apply in certain situations.

Amounts attributable to salary reductions made to a tax-sheltered annuity and income thereon may not be withdrawn prior to attaining the age of 59 1/2, separation from service, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the Participant retires. Certain other mandatory distribution rules apply at the death of the participant.

Certain distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403(b) contract, certain qualified plans or to an Individual Retirement Arrangement (IRA) without federal income tax or withholding.

To the extent an eligible rollover distribution is not directly rolled over to another 403(b) contract, an IRA or eligible qualified contract, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions which were not directly transferred to a qualified retirement program if the participant makes a rollover to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the Contract" is treated as a return of capital and is not taxable.

SECTION 403(B) LOANS

Some 403(b) Contract loans will be made only from a Fixed Interest Account balance up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.


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The Code and applicable income tax regulations limit the amount that may be borrowed from your 403(b) annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

DESIGNATED ROTH ACCOUNTS FOR 403(B) & 401(K) PLANS.

Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively "the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, on or about May 15, 2006, we may permit these contributions to be made as purchase payments to a
Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:

1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to trustee transfers from other Designated Roth Accounts).

4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

6. If permitted under the federal tax law, we may permit both pre-tax contributions under a Plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate section 401(k) Contract to accept designated Roth 401(k) contributions.

7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult your own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

..   The employer must permit contributions under a pre-tax 403(b) or pretax
    401(k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.


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..   Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+ catch-up) as well as contribution limits that apply under the Plan.

..   In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan, if such amounts have been held under any Designated Roth Account for at least 5 years, as apply to the traditional pre-tax accounts under the Plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, or hardship withdrawals (only with respect to contributions), if permitted under the
    Plan).

..   If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of Federal income tax ("Qualified Distribution").

..   Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

..   Some states may not permit contributions to be made to a Qualified Roth
    Contribution Program or may require additional conforming legislation for these rules to become effective.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under
Section 501(a) of the Code, a Purchase Payment made by an employer (including salary reduction contributions under Section 401(k) of the Code) is not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or Beneficiary. For 2006, the applicable limits are $44,000 for total contributions and $15,000 for salary reduction contributions made pursuant to Code Section 401(k). Additional "catch-up contributions" may be made by individuals age 50 or over ($5000 for 2006).

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.

If a distribution that is eligible for rollover is not directly rolled over to another qualified retirement plan or IRA, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions that were not directly transferred to a qualified retirement program if the participant makes a rollover contribution to a qualified retirement plan or IRA within 60 days of the distribution.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire, except that if you are a 5% owner as defined in Code
Section 416(i)(1)(B), distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Certain other mandatory distribution rules apply on the death of the participant.

An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions which may apply in certain situations. Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 457 PLANS

Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Such deferrals are subject to limits similar to those applicable to 403(b) and 401(k) plans.


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Such plans are not available for churches and qualified church controlled organizations.

The Owner of contracts issued under Section 457 plans by non-governmental employers is the employer of the participant and amounts may not be made available to participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor. A different rule applies with respect to Section 457 plans that are established by governmental employers. The contract must be for the exclusive benefit of the plan participants (and their beneficiaries), and the governmental employer (and their creditors) must have no claim on the contract.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the participant retires. Certain other mandatory distribution rules apply upon the death of the participant.

All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or Beneficiary.

Generally, monies in your Contract can not be "made available" to you until you, reach age 70 1/2, leave your job or your employer changes or have an unforeseen emergency (as defined by the Code)

The tax rules for taxation of distributions and withdrawals work similarly as to those for IRAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to 457(b) plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a 457(b) plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax advisor.

LOANS: In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

In general this does not apply to section 457(b) annuities. However, it does apply to distributions from Contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974

Under the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended, certain special provisions may apply to the Contract if the Owner of a
Section 403(b) plan Contract or the owner of a contract issued to certain qualified plans requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan subject to ERISA.


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ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the plan administrator. Under certain plans, ERISA also requires that a designation of a Beneficiary other than the participant's spouse be deemed invalid unless the participant has filed a Qualified Election.

A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized plan representative, or the participant's certification that there is no spouse or that the spouse cannot be located.

The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the plan administrator regarding the provisions of the plan, in accordance with applicable law. Because these requirements differ according to the plan, a person contemplating the purchase of an annuity contract should consider the provisions of the plan.

FEDERAL INCOME TAX WITHHOLDING & ELIGIBLE ROLLOVER DISTRIBUTIONS

The portion of a distribution that is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.

We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us or the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.

Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receives from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.

However, it does not include taxable distributions that are:

(1) Part of a series of substantially equal payments being made at least annually for:

      .   your life or life expectancy

      .   both you and your beneficiary's lives or life expectancies or

      .   a specified period of 10 years or more

(2) Generally, income payments made under a permissible income annuity on or after the required beginning date are not eligible rollover distributions

(3) Withdrawals to satisfy minimum distribution requirements

(4) Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.

ELIGIBLE ROLLOVER DISTRIBUTIONS

A distribution including a rollover that is not a direct rollover will require the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.


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OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to the mandatory 20% withholding as described in above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election to opt out of withholding is not provided, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution that constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

TAX ADVICE

Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and/or an Owner, participant or Beneficiary who may make elections under a contract should consult with a qualified tax or legal advisor prior to such purchase or the making of an election. It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax benefited plan loses its exempt status, employees could lose some of the tax benefits described. For further information, a qualified tax advisor should be consulted.

HURRICANE RELIEF

DISTRIBUTIONS: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).

To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.

LOANS: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma, whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to your particular situation.


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NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.


As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.

Under Section 1035 of the Code, your Non-Qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met and income payments have not yet commenced. Code
Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.

For partial exchanges under Section 1035, it is possible that the IRS could require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).

Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely impact gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.


If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.


If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax advisor as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Generally, different tax rules apply to payments made pursuant to an Income Annuity or pay-out option under your Deferred Annuity than to withdrawals and payments received before the annuity starting date.

Income payments are subject to an "excludable amount" or "exclusion ratio," which determines how much of each payment is treated as:

..   A non-taxable return of your purchase payment; and

..   A taxable payment of earnings.

Partial Annuitizations (if available with your Contract): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

We generally will tell you how much of each income payment is a non-taxable return of your purchase payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments.

The death benefit under an annuity is generally taxable to the recipient beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner (using the rules for withdrawals or income payments, whichever is applicable).

If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the Contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.

If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another non-qualified account or non-qualified annuity you owned, the entire interest in the Contract including the value of all benefits in addition to the account balance must be distributed to your designated beneficiary under the required minimum distribution rules under the Code that apply after your death. Additionally, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract must be distributed within five years of the date of your death.

If you die on or after the "annuity starting date," as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.

If you die before all purchase payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.

In the case of joint owners, the above rules will be applied on the death of any contract owner.

Where the contract owner is not a natural person, these rules will be applied on the death of or change of any annuitant (if changes to the annuitant are permitted under the Contract).


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS


Amounts may be distributed from a non-qualified Contract because of the death of an owner or annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.


OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS


The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the IRS may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax advisor before selecting any rider or endorsement to the Contract.

Where made available under the Contract, certain optional benefits such as GMIB may be inappropriate under IRA and other tax-qualified contracts due to required minimum distribution requirements. Consult your tax advisor.

Further, certain living benefits may not be made available under contracts issued to a designated beneficiary after the Owner's death (e.g. a "Stretch IRA" or a Stretch NQ contract) or, where otherwise made available, may have limited value due to minimum distributions required to be made under the tax law after the owner's death. Consult your tax advisor.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the United States. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax advisor regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS


Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax advisor regarding their personal situation.


                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (formerly, The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

FINANCIAL STATEMENTS

The financial statements for the insurance company and for the Separate Account are located in the SAI.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly, Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.

MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but ranges from 0.75% to 2.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and ranges from 0.10% to 0.15% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. For more information about these preferred distribution arrangements, ask your registered representative. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. See the Statement of Additional Information--"DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT" for a list of the broker-dealer firms that received compensation during 2005, as well as the range of additional compensation paid. The Company and MLIDLLC may enter into similar arrangements with their other affiliates, Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation.

The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment advisor to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisors, Inc., Merrill Lynch Investment Managers, L.P., Western Asset Management

Company LLC and Legg Mason Capital Management, MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and MetLife Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an advisor or a sub-advisor may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., Metropolitan Life Insurance Company, Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Registered representatives of our affiliate, Metropolitan Life Insurance Company, receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all purchase payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for service it provides in marketing the Funds' shares in connection with the Contract.

From time to time, MetLife Associates LLC (formerly, CitiStreet Associates LLC) pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC to potential clients and for establishing and maintaining relationships between MetLife Associates LLC and various organizations.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding sub-accounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix F. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                        SEPARATE ACCOUNT CHARGES 0.30%


                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97)........................ 2005     1.196         1.409       34,078,290
                                                           2004     1.000         1.196       32,746,008

  High Yield Bond Trust (3/97)............................ 2005     1.053         1.063        1,084,602
                                                           2004     1.000         1.053        1,392,610

  Managed Assets Trust (3/97)............................. 2005     1.077         1.115        4,329,664
                                                           2004     1.000         1.077        4,660,460
AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (7/01)......... 2005     1.097         1.155               --
                                                           2004     1.000         1.097               --
CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96)..... 2005     1.012         1.030       12,090,903
                                                           2004     1.000         1.012       11,539,699

  CitiStreet International Stock Fund -- Class I (3/97)... 2005     1.153         1.318       10,216,570
                                                           2004     1.000         1.153       10,462,067

  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.111         1.181       17,686,950
                                                           2004     1.000         1.111       17,674,137

  CitiStreet Small Company Stock Fund -- Class I (10/96).. 2005     1.173         1.254       11,051,101
                                                           2004     1.000         1.173       11,527,537

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT               NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                  ---- ------------- ------------- ---------------
Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (1/98)........ 2005     1.217         1.553               --
                                                                2004     1.000         1.217               --

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)............ 2005     1.143         1.221               --
                                                                2004     1.000         1.143               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio -- Initial Shares (7/98).. 2005     1.051         1.094               --
                                                                2004     1.000         1.051               --

  Dreyfus VIF Developing Leaders Portfolio -- Initial
  Shares (9/98)................................................ 2005     1.123         1.185        2,140,789
                                                                2004     1.000         1.123        2,182,428

Franklin Templeton Variable Insurance Products Trust
  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)................................................ 2005     1.200         1.524               --
                                                                2004     1.000         1.200               --

  Templeton Foreign Securities Fund -- Class 2 Shares (5/04)... 2005     1.151         1.265               --
                                                                2004     1.000         1.151               --

Janus Aspen Series
  Balanced Portfolio -- Service Shares (7/01).................. 2005     1.075         1.154               --
                                                                2004     1.000         1.075               --

  Mid Cap Growth Portfolio -- Service Shares (7/01)............ 2005     1.185         1.324               --
                                                                2004     1.000         1.185               --

  Worldwide Growth Portfolio -- Service Shares (7/01).......... 2005     1.115         1.173               --
                                                                2004     1.000         1.115               --

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
PIMCO Variable Insurance Trust
  Real Return Portfolio -- Administrative Class (10/05)...... 2005     1.000         1.001               --

  Total Return Portfolio -- Administrative Class (7/01)...... 2005     1.014         1.035               --
                                                              2004     1.000         1.014               --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund -- Class IB Shares (7/01).. 2005     1.155         1.235               --
                                                              2004     1.000         1.155               --

  Putnam VT International Equity Fund -- Class IB
  Shares (7/01).............................................. 2005     1.165         1.304               --
                                                              2004     1.000         1.165               --

  Putnam VT Small Cap Value Fund -- Class IB Shares (7/01)... 2005     1.189         1.269               --
                                                              2004     1.000         1.189               --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (7/01)............................. 2005     1.096         1.137               --
                                                              2004     1.000         1.096               --

  Investors Fund -- Class I (10/98).......................... 2005     1.091         1.159               --
                                                              2004     1.000         1.091               --

  Small Cap Growth Fund -- Class I (5/01).................... 2005     1.208         1.264               --
                                                              2004     1.000         1.208               --

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01).................. 2005     1.127         1.221               --
                                                              2004     1.000         1.127               --

  Convertible Securities Portfolio (8/99).................... 2005     1.044         1.045               --
                                                              2004     1.000         1.044               --

  Disciplined Mid Cap Stock Portfolio (9/98)................. 2005     1.143         1.281        3,620,205
                                                              2004     1.000         1.143        2,900,688

  Mercury Large Cap Core Portfolio (10/98)................... 2005     1.162         1.298               --
                                                              2004     1.000         1.162               --

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  MFS(R) Emerging Growth Portfolio (5/01)....................... 2005     1.170         1.137               --
                                                                 2004     1.000         1.170               --

  MFS(R) Mid Cap Growth Portfolio (9/98)........................ 2005     1.169         1.201               --
                                                                 2004     1.000         1.169               --

  MFS(R) Total Return Portfolio (3/97).......................... 2005     1.077         1.105        1,904,939
                                                                 2004     1.000         1.077        1,537,962

  MFS(R) Value Portfolio (5/04)................................. 2005     1.116         1.185               --
                                                                 2004     1.000         1.116               --

  Pioneer Fund Portfolio (3/97)................................. 2005     1.110         1.173          534,077
                                                                 2004     1.000         1.110          558,000

  Pioneer Mid Cap Value Portfolio (8/05)........................ 2005     1.000         1.010               --

  Pioneer Strategic Income Portfolio (10/96).................... 2005     1.066         1.102          569,192
                                                                 2004     1.000         1.066          331,070

  Strategic Equity Portfolio (3/97)............................. 2005     1.108         1.127       14,030,052
                                                                 2004     1.000         1.108       15,242,832

  Style Focus Series: Small Cap Growth Portfolio (7/05)......... 2005     1.000         1.032               --

  Travelers Quality Bond Portfolio (9/97)....................... 2005     1.008         1.022        1,286,039
                                                                 2004     1.000         1.008        1,546,414

  U.S. Government Securities Portfolio (10/96).................. 2005     1.016         1.057        2,083,980
                                                                 2004     1.000         1.016        1,851,528

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     1.003         1.023               --
                                                                 2004     1.000         1.003               --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     1.119         1.245               --
                                                                 2004     1.000         1.119               --

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Smith Barney High Income Portfolio (10/96).................. 2005     1.054         1.078          111,166
                                                               2004     1.000         1.054          196,344

  Smith Barney International All Cap Growth Portfolio (3/97).. 2005     1.168         1.301          872,130
                                                               2004     1.000         1.168          713,721

  Smith Barney Large Cap Value Portfolio (3/97)............... 2005     1.093         1.160        1,012,417
                                                               2004     1.000         1.093          965,434

  Smith Barney Large Capitalization Growth Portfolio (8/98)... 2005     1.101         1.155               --
                                                               2004     1.000         1.101               --

  Smith Barney Money Market Portfolio (3/97).................. 2005     1.004         1.029          875,334
                                                               2004     1.000         1.004          866,201

  Social Awareness Stock Portfolio (10/96).................... 2005     1.135         1.182        1,212,612
                                                               2004     1.000         1.135        1,305,355

Van Kampen Life Investment Trust
  Emerging Growth Portfolio -- Class II Shares (7/03)......... 2005     1.123         1.205               --
                                                               2004     1.000         1.123               --

  Enterprise Portfolio -- Class II Shares (5/01).............. 2005     1.106         1.190               --
                                                               2004     1.000         1.106               --

Variable Insurance Products Fund..............................
  Contrafund(R) Portfolio -- Service Class 2 (4/03)........... 2005     1.130         1.314               --
                                                               2004     1.000         1.130               --

  Dynamic Capital Appreciation Portfolio -- Service
  Class 2 (9/01).............................................. 2005     1.174         1.413               --
                                                               2004     1.000         1.174               --

  Mid Cap Portfolio -- Service Class 2 (7/01)................. 2005     1.195         1.407               --
                                                               2004     1.000         1.195               --

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                        SEPARATE ACCOUNT CHARGES 1.30%


                                          UNIT VALUE AT               NUMBER OF UNITS
                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                       ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97).. 2005     1.871         2.183        1,911,719
                                     2004     1.586         1.871        2,228,849
                                     2003     1.286         1.586        2,197,793
                                     2002     1.740         1.286        2,026,597
                                     2001     2.385         1.740        1,800,337
                                     2000     3.092         2.385        1,555,883
                                     1999     2.040         3.092        1,271,961
                                     1998     1.279         2.040          961,744

  High Yield Bond Trust (3/97)...... 2005     1.957         1.957          100,315
                                     2004     1.823         1.957          138,305
                                     2003     1.430         1.823          110,217
                                     2002     1.385         1.430           80,261
                                     2001     1.281         1.385           67,746
                                     2000     1.285         1.281           48,596
                                     1999     1.247         1.285           42,157
                                     1998     1.186         1.247           28,684
                                     1997     1.000         1.186            3,815

  Managed Assets Trust (3/97)....... 2005     1.800         1.845          403,436
                                     2004     1.666         1.800          550,241
                                     2003     1.384         1.666          493,913
                                     2002     1.534         1.384          480,471
                                     2001     1.637         1.534          438,370
                                     2000     1.686         1.637          401,308
                                     1999     1.495         1.686          362,589
                                     1998     1.247         1.495          299,403
                                     1997     1.000         1.247          223,823

  Money Market Portfolio (9/98)..... 2005     1.116         1.134           22,097
                                     2004     1.119         1.116           31,686
                                     2003     1.125         1.119           30,849
                                     2002     1.125         1.125           45,798
                                     2001     1.098         1.125            8,164
                                     2000     1.047         1.098               --
                                     1999     1.011         1.047              108
                                     1998     1.000         1.011               --

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                               UNIT VALUE AT               NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                            YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                            ---- ------------- ------------- ---------------
AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (7/01)........ 2005     0.786         0.820          99,039
                                                          2004     0.753         0.786          86,354
                                                          2003     0.610         0.753          62,575
                                                          2002     0.886         0.610          41,405
                                                          2001     1.000         0.886           9,328

American Funds Insurance Series
  Global Growth Fund -- Class 2 Shares (5/04)............ 2005     1.105         1.244           8,933
                                                          2004     1.000         1.105           4,183

  Growth Fund -- Class 2 Shares (5/04)................... 2005     1.087         1.247          11,246
                                                          2004     1.000         1.087           1,982

  Growth-Income Fund -- Class 2 Shares (5/04)............ 2005     1.079         1.127          36,452
                                                          2004     1.000         1.079          31,224

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (10/96)... 2005     1.581         1.593         171,443
                                                          2004     1.531         1.581         387,341
                                                          2003     1.469         1.531         307,206
                                                          2002     1.366         1.469         188,280
                                                          2001     1.295         1.366         150,472
                                                          2000     1.167         1.295          69,929
                                                          1999     1.216         1.167          56,766
                                                          1998     1.130         1.216          50,376
                                                          1997     1.000         1.130          22,291

  CitiStreet International Stock Fund -- Class I (3/97).. 2005     1.318         1.491         120,444
                                                          2004     1.162         1.318         202,492
                                                          2003     0.905         1.162         169,846
                                                          2002     1.181         0.905         108,558
                                                          2001     1.523         1.181          81,149
                                                          2000     1.677         1.523          46,491
                                                          1999     1.282         1.677          37,869
                                                          1998     1.131         1.282          35,028
                                                          1997     1.000         1.131          16,165

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.152         1.213         362,097
                                                           2004     1.061         1.152         560,256
                                                           2003     0.839         1.061         493,283
                                                           2002     1.101         0.839         363,378
                                                           2001     1.324         1.101         326,861
                                                           2000     1.577         1.324         246,823
                                                           1999     1.603         1.577         186,669
                                                           1998     1.405         1.603         153,298
                                                           1997     1.000         1.405          42,001

  CitiStreet Small Company Stock Fund -- Class I (10/96).. 2005     1.494         1.582         160,201
                                                           2004     1.317         1.494         228,047
                                                           2003     0.933         1.317         217,147
                                                           2002     1.239         0.933         146,211
                                                           2001     1.236         1.239         121,305
                                                           2000     1.137         1.236         123,164
                                                           1999     0.842         1.137          91,325
                                                           1998     0.934         0.842          68,535
                                                           1997     1.000         0.934          33,718

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (1/98)... 2005     1.766         2.231           9,868
                                                           2004     1.432         1.766           9,802
                                                           2003     1.016         1.432           6,414
                                                           2002     1.163         1.016           3,521
                                                           2001     1.305         1.163           1,869
                                                           2000     1.931         1.305             743
                                                           1999     1.078         1.931             229
                                                           1998     1.000         1.078              --

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)....... 2005     2.343         2.479          97,716
                                                           2004     1.807         2.343         117,011
                                                           2003     1.366         1.807          51,297
                                                           2002     1.324         1.366          23,932
                                                           2001     1.233         1.324           4,245

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                     UNIT VALUE AT               NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                  ---- ------------- ------------- ---------------
  Delaware VIP REIT Series -- Standard Class (continued)....... 2000     0.951         1.233              57
                                                                1999     1.000         0.951              --

  Delaware VIP Small Cap Value Series -- Standard
  Class (9/98)................................................. 2005     2.119         2.289          38,677
                                                                2004     1.767         2.119          43,068
                                                                2003     1.261         1.767          28,321
                                                                2002     1.353         1.261          18,910
                                                                2001     1.226         1.353           5,788
                                                                2000     1.051         1.226              --
                                                                1999     1.119         1.051              --
                                                                1998     1.000         1.119             124

Dreyfus Variable Investment Fund...............................
  Dreyfus VIF Appreciation Portfolio -- Initial Shares (7/98).. 2005     1.057         1.089         293,073
                                                                2004     1.020         1.057         313,740
                                                                2003     0.852         1.020         254,668
                                                                2002     1.037         0.852         200,751
                                                                2001     1.159         1.037         136,753
                                                                2000     1.181         1.159          75,462
                                                                1999     1.074         1.181          26,484
                                                                1998     1.000         1.074              --

  Dreyfus VIF Developing Leaders Portfolio -- Initial
  Shares (9/98)................................................ 2005     1.719         1.796         209,178
                                                                2004     1.564         1.719         308,645
                                                                2003     1.203         1.564         260,010
                                                                2002     1.507         1.203         191,979
                                                                2001     1.627         1.507          93,689
                                                                2000     1.454         1.627          21,714
                                                                1999     1.196         1.454          15,312
                                                                1998     1.000         1.196           6,726

Franklin Templeton Variable Insurance Products Trust...........
  Mutual Shares Securities Fund -- Class 2 Shares (5/03)....... 2005     1.334         1.456           7,543
                                                                2004     1.200         1.334           5,052
                                                                2003     1.000         1.200           2,581

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)............................................... 2005     1.230         1.547          18,275
                                                               2004     1.000         1.230           5,761

  Templeton Foreign Securities Fund -- Class 2 Shares (5/04).. 2005     1.153         1.253          43,325
                                                               2004     1.000         1.153           6,608

  Templeton Growth Securities Fund -- Class 2 Shares (5/04)... 2005     1.122         1.206          28,503
                                                               2004     1.000         1.122           8,964

Greenwich Street Series Fund
  Appreciation Portfolio (5/01)............................... 2005     1.011         1.041          31,724
                                                               2004     0.941         1.011          25,228
                                                               2003     0.765         0.941          18,299
                                                               2002     0.940         0.765          10,906
                                                               2001     1.000         0.940           4,178

  Equity Index Portfolio -- Class II Shares (5/99)............ 2005     0.887         0.913         353,048
                                                               2004     0.815         0.887         365,342
                                                               2003     0.647         0.815         325,863
                                                               2002     0.844         0.647         235,737
                                                               2001     0.975         0.844         133,552
                                                               2000     1.090         0.975          16,099
                                                               1999     1.000         1.090           4,744

  Fundamental Value Portfolio (5/01).......................... 2005     1.046         1.082          65,171
                                                               2004     0.979         1.046          50,470
                                                               2003     0.716         0.979          36,529
                                                               2002     0.921         0.716          22,981
                                                               2001     1.000         0.921           6,898

Janus Aspen Series
  Balanced Portfolio -- Service Shares (7/01)................. 2005     1.060         1.127          81,014
                                                               2004     0.992         1.060          65,970
                                                               2003     0.884         0.992          53,105
                                                               2002     0.959         0.884          36,827
                                                               2001     1.000         0.959           7,538

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                               ---- ------------- ------------- ---------------
  Mid Cap Growth Portfolio -- Service Shares (7/01)......... 2005     0.864         0.956          83,501
                                                             2004     0.727         0.864          61,510
                                                             2003     0.546         0.727          42,656
                                                             2002     0.770         0.546          30,854
                                                             2001     1.000         0.770           4,574

  Worldwide Growth Portfolio -- Service Shares (7/01)....... 2005     0.773         0.805          77,901
                                                             2004     0.749         0.773          67,791
                                                             2003     0.614         0.749          41,629
                                                             2002     0.837         0.614          22,552
                                                             2001     1.000         0.837           5,640

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/04).............. 2005     1.123         1.153           1,394
                                                             2004     1.000         1.123              --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)........................ 2005     1.107         1.128             331
                                                             2004     1.000         1.107              --

  Mid-Cap Value Portfolio (5/04)............................ 2005     1.161         1.240             151
                                                             2004     1.000         1.161              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA -- Service Shares (5/04).. 2005     1.075         1.122             925
                                                             2004     1.000         1.075           1,172

PIMCO Variable Insurance Trust
  Real Return Portfolio -- Administrative Class (10/05)..... 2005     1.000         0.999              --
  Total Return Portfolio -- Administrative Class (7/01)..... 2005     1.218         1.231         176,667
                                                             2004     1.176         1.218          99,924
                                                             2003     1.134         1.176          69,312
                                                             2002     1.054         1.134          43,128
                                                             2001     1.000         1.054           7,564

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
Putnam Variable Trust
  Putnam VT Discovery Growth Fund -- Class IB Shares (7/01).. 2005     0.775         0.821          18,531
                                                              2004     0.730         0.775          16,954
                                                              2003     0.560         0.730          17,380
                                                              2002     0.806         0.560          11,361
                                                              2001     1.000         0.806           2,387

  Putnam VT International Equity Fund -- Class IB
  Shares (7/01).............................................. 2005     1.015         1.124          41,099
                                                              2004     0.885         1.015          38,089
                                                              2003     0.697         0.885          34,761
                                                              2002     0.858         0.697          13,050
                                                              2001     1.000         0.858           5,115

  Putnam VT Small Cap Value Fund -- Class IB Shares (7/01)... 2005     1.617         1.708          87,228
                                                              2004     1.298         1.617          99,131
                                                              2003     0.879         1.298          50,998
                                                              2002     1.089         0.879          20,903
                                                              2001     1.000         1.089           2,938

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (7/01)............................. 2005     1.759         1.806         112,801
                                                              2004     1.645         1.759         113,026
                                                              2003     1.199         1.645          95,745
                                                              2002     1.620         1.199          62,773
                                                              2001     1.611         1.620          29,111
                                                              2000     1.380         1.611             534
                                                              1999     1.145         1.380             196
                                                              1998     1.000         1.145              --

  Investors Fund -- Class I (10/98).......................... 2005     1.544         1.624         100,824
                                                              2004     1.418         1.544         105,464
                                                              2003     1.085         1.418          92,019
                                                              2002     1.429         1.085          78,635
                                                              2001     1.510         1.429          50,373
                                                              2000     1.328         1.510           3,198
                                                              1999     1.204         1.328           2,737
                                                              1998     1.000         1.204              --

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                         UNIT VALUE AT               NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                      YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                      ---- ------------- ------------- ---------------
  Small Cap Growth Fund -- Class I (5/01).......... 2005     1.045         1.082         20,740
                                                    2004     0.919         1.045         15,275
                                                    2003     0.625         0.919          7,411
                                                    2002     0.970         0.625          3,265
                                                    2001     1.000         0.970            565

  Total Return Fund -- Class I (9/98).............. 2005     1.239         1.264         47,333
                                                    2004     1.154         1.239         57,649
                                                    2003     1.009         1.154         48,083
                                                    2002     1.097         1.009         39,801
                                                    2001     1.121         1.097            324
                                                    2000     1.052         1.121             --
                                                    1999     1.058         1.052             --
                                                    1998     1.000         1.058             --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio (7/01).. 2005     0.813         0.800         76,474
                                                    2004     0.796         0.813         59,784
                                                    2003     0.653         0.796         47,024
                                                    2002     0.894         0.653         33,413
                                                    2001     1.000         0.894          8,590

  Smith Barney Premier Selections All Cap Growth
  Portfolio (7/01)................................. 2005     0.870         0.913         28,786
                                                    2004     0.857         0.870         20,968
                                                    2003     0.647         0.857         13,898
                                                    2002     0.895         0.647          9,111
                                                    2001     1.000         0.895          2,490

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)........ 2005     0.872         0.936         33,734
                                                    2004     0.829         0.872         33,691
                                                    2003     0.650         0.829         19,681
                                                    2002     0.864         0.650          9,555
                                                    2001     1.000         0.864          1,220

  Convertible Securities Portfolio (8/99).......... 2005     1.432         1.418          8,176
                                                    2004     1.364         1.432          8,581
                                                    2003     1.095         1.364          8,119
                                                    2002     1.192         1.095          5,244

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                   ---- ------------- ------------- ---------------
  Convertible Securities Portfolio (continued).. 2001     1.218         1.192           1,191
                                                 2000     1.097         1.218             179
                                                 1999     1.000         1.097              --

  Disciplined Mid Cap Stock Portfolio (9/98).... 2005     2.017         2.239          94,671
                                                 2004     1.755         2.017         188,652
                                                 2003     1.329         1.755         139,688
                                                 2002     1.572         1.329          94,044
                                                 2001     1.659         1.572          36,696
                                                 2000     1.442         1.659           1,270
                                                 1999     1.287         1.442             542
                                                 1998     1.000         1.287              --

  Equity Income Portfolio (7/97)................ 2005     1.442         1.487         185,477
                                                 2004     1.330         1.442         303,955
                                                 2003     1.027         1.330         278,983
                                                 2002     1.209         1.027         237,038
                                                 2001     1.312         1.209         142,279
                                                 2000     1.217         1.312          79,718
                                                 1999     1.176         1.217          57,889
                                                 1998     1.060         1.176          27,697
                                                 1997     1.000         1.060           2,047

  Federated High Yield Portfolio (10/97)........ 2005     1.306         1.322              --
                                                 2004     1.199         1.306          15,012
                                                 2003     0.992         1.199          14,823
                                                 2002     0.969         0.992          11,997
                                                 2001     0.963         0.969           9,162
                                                 2000     1.062         0.963           6,461
                                                 1999     1.044         1.062           3,860
                                                 1998     1.010         1.044             678
                                                 1997     1.000         1.010              --

  Federated Stock Portfolio (7/97).............. 2005     1.470         1.528          19,053
                                                 2004     1.347         1.470          30,999
                                                 2003     1.070         1.347          25,490
                                                 2002     1.343         1.070          17,301
                                                 2001     1.338         1.343          10,237
                                                 2000     1.307         1.338           7,045
                                                 1999     1.257         1.307           4,170

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                               ---- ------------- ------------- ---------------
  Federated Stock Portfolio (continued)..... 1998     1.081         1.257             972
                                             1997     1.000         1.081             205

  Large Cap Portfolio (7/97)................ 2005     1.190         1.276         181,605
                                             2004     1.132         1.190         190,428
                                             2003     0.920         1.132         139,745
                                             2002     1.207         0.920          96,255
                                             2001     1.479         1.207          61,266
                                             2000     1.752         1.479          15,577
                                             1999     1.372         1.752           7,759
                                             1998     1.027         1.372           1,349
                                             1997     1.000         1.027              --

  Mercury Large Cap Core Portfolio (10/98).. 2005     1.095         1.211          11,733
                                             2004     0.957         1.095          26,198
                                             2003     0.800         0.957          29,144
                                             2002     1.083         0.800          21,285
                                             2001     1.415         1.083          13,530
                                             2000     1.518         1.415           2,997
                                             1999     1.243         1.518             350
                                             1998     1.000         1.243              --

  MFS(R) Emerging Growth Portfolio (5/01)... 2005     0.747         0.725              --
                                             2004     0.672         0.747          23,153
                                             2003     0.527         0.672          25,317
                                             2002     0.812         0.527          18,587
                                             2001     1.000         0.812          10,904

  MFS(R) Mid Cap Growth Portfolio (9/98).... 2005     1.228         1.249         192,771
                                             2004     1.090         1.228         229,344
                                             2003     0.806         1.090         194,788
                                             2002     1.596         0.806         121,825
                                             2001     2.118         1.596          53,126
                                             2000     1.962         2.118           5,885
                                             1999     1.211         1.962              --
                                             1998     1.000         1.211              --

  MFS(R) Total Return Portfolio (3/97)...... 2005     1.877         1.907         696,378
                                             2004     1.706         1.877         728,163
                                             2003     1.483         1.706         578,646

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                    ---- ------------- ------------- ---------------
  MFS(R) Total Return Portfolio (continued)...... 2002     1.586         1.483         487,466
                                                  2001     1.607         1.586         293,600
                                                  2000     1.395         1.607         151,272
                                                  1999     1.377         1.395         136,549
                                                  1998     1.249         1.377          90,723
                                                  1997     1.000         1.249          89,438

  MFS(R) Value Portfolio (5/04).................. 2005     1.123         1.180           3,791
                                                  2004     1.000         1.123              --

  Mondrian International Stock Portfolio (8/97).. 2005     1.036         1.120          20,031
                                                  2004     0.907         1.036          33,953
                                                  2003     0.715         0.907          35,395
                                                  2002     0.832         0.715          34,178
                                                  2001     1.142         0.832          18,322
                                                  2000     1.306         1.142           9,448
                                                  1999     1.087         1.306          36,439
                                                  1998     0.978         1.087          32,949
                                                  1997     1.000         0.978             513

  Pioneer Fund Portfolio (3/97).................. 2005     1.265         1.324          74,740
                                                  2004     1.153         1.265          82,200
                                                  2003     0.944         1.153          75,413
                                                  2002     1.370         0.944          60,637
                                                  2001     1.803         1.370          57,561
                                                  2000     1.470         1.803           6,646
                                                  1999     1.490         1.470           5,986
                                                  1998     1.278         1.490           6,389
                                                  1997     1.000         1.278             462

  Pioneer Mid Cap Value Portfolio (8/05)......... 2005     1.000         1.006              --

  Pioneer Strategic Income Portfolio (10/96)..... 2005     1.467         1.501         140,375
                                                  2004     1.340         1.467         119,798
                                                  2003     1.135         1.340         126,594
                                                  2002     1.086         1.135         106,221
                                                  2001     1.056         1.086         153,641
                                                  2000     1.074         1.056         153,349
                                                  1999     1.076         1.074         227,738

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                               UNIT VALUE AT               NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                            YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                            ---- ------------- ------------- ---------------
  Pioneer Strategic Income Portfolio (continued)......... 1998     1.083         1.076          82,211
                                                          1997     1.000         1.083          17,658

  Strategic Equity Portfolio (3/97)...................... 2005     1.452         1.462         368,572
                                                          2004     1.334         1.452         445,637
                                                          2003     1.020         1.334         428,053
                                                          2002     1.556         1.020         372,812
                                                          2001     1.819         1.556         255,561
                                                          2000     2.254         1.819         255,841
                                                          1999     1.726         2.254         182,765
                                                          1998     1.355         1.726         121,866
                                                          1997     1.000         1.355          46,772

  Style Focus Series: Small Cap Growth Portfolio (7/05).. 2005     1.000         1.027              --

  Travelers Quality Bond Portfolio (9/97)................ 2005     1.368         1.373         237,104
                                                          2004     1.342         1.368         264,155
                                                          2003     1.271         1.342         242,682
                                                          2002     1.217         1.271         221,234
                                                          2001     1.151         1.217         173,332
                                                          2000     1.090         1.151         142,435
                                                          1999     1.092         1.090         139,811
                                                          1998     1.019         1.092         101,354
                                                          1997     1.000         1.019           9,055

  U.S. Government Securities Portfolio (10/96)........... 2005     1.649         1.698         317,572
                                                          2004     1.574         1.649         343,548
                                                          2003     1.552         1.574         319,796
                                                          2002     1.383         1.552         261,077
                                                          2001     1.324         1.383         186,516
                                                          2000     1.172         1.324         138,106
                                                          1999     1.239         1.172         110,011
                                                          1998     1.139         1.239          62,648
                                                          1997     1.000         1.139          14,373

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
Travelers Series Fund Inc.

  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     0.998         1.009              --
                                                                 2004     1.000         0.998              --
                                                                 2003     1.000         1.000              --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.906         0.998          52,977
                                                                 2004     0.835         0.906          39,325
                                                                 2003     0.629         0.835          24,633
                                                                 2002     0.946         0.629          14,775
                                                                 2001     1.000         0.946           2,244

  Smith Barney High Income Portfolio (10/96).................... 2005     1.329         1.346          77,954
                                                                 2004     1.219         1.329          98,700
                                                                 2003     0.968         1.219          84,977
                                                                 2002     1.014         0.968          66,368
                                                                 2001     1.067         1.014          60,523
                                                                 2000     1.176         1.067          49,732
                                                                 1999     1.161         1.176          49,357
                                                                 1998     1.171         1.161          38,681
                                                                 1997     1.000         1.171           6,260

  Smith Barney International All Cap Growth Portfolio (3/97).... 2005     0.984         1.085         127,139
                                                                 2004     0.846         0.984         139,310
                                                                 2003     0.672         0.846         134,562
                                                                 2002     0.917         0.672         132,135
                                                                 2001     1.350         0.917          96,390
                                                                 2000     1.794         1.350          58,628
                                                                 1999     1.083         1.794          25,632
                                                                 1998     1.031         1.083          18,937
                                                                 1997     1.000         1.031           5,601

  Smith Barney Large Cap Value Portfolio (3/97)................. 2005     1.451         1.525         101,024
                                                                 2004     1.328         1.451         260,880
                                                                 2003     1.055         1.328         279,208
                                                                 2002     1.433         1.055         255,034
                                                                 2001     1.581         1.433         237,866
                                                                 2000     1.416         1.581         204,244
                                                                 1999     1.433         1.416         218,475

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
  Smith Barney Large Cap Value Portfolio (continued)......... 1998     1.322         1.433         190,418
                                                              1997     1.000         1.322          51,250

  Smith Barney Large Capitalization Growth Portfolio (8/98).. 2005     1.439         1.494          89,255
                                                              2004     1.452         1.439         120,657
                                                              2003     0.997         1.452          92,876
                                                              2002     1.343         0.997          44,408
                                                              2001     1.555         1.343          22,563
                                                              2000     1.693         1.555           6,223
                                                              1999     1.311         1.693           1,853
                                                              1998     1.000         1.311              --

  Smith Barney Money Market Portfolio (3/97)................. 2005     1.189         1.207         568,405
                                                              2004     1.194         1.189         620,598
                                                              2003     1.202         1.194         697,628
                                                              2002     1.202         1.202         789,747
                                                              2001     1.175         1.202         591,721
                                                              2000     1.122         1.175         440,206
                                                              1999     1.085         1.122         462,445
                                                              1998     1.047         1.085         237,923
                                                              1997     1.000         1.047          39,703

  Social Awareness Stock Portfolio (10/96)................... 2005     1.570         1.618         716,575
                                                              2004     1.497         1.570         657,162
                                                              2003     1.177         1.497         527,715
                                                              2002     1.587         1.177         447,508
                                                              2001     1.906         1.587         355,392
                                                              2000     1.941         1.906         313,700
                                                              1999     1.697         1.941         229,469
                                                              1998     1.300         1.697         157,955
                                                              1997     1.000         1.300          58,974

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............. 2005     1.452         1.492          27,721
                                                              2004     1.253         1.452          23,081
                                                              2003     1.000         1.253              --

  Emerging Growth Portfolio -- Class II Shares (7/03)........ 2005     0.716         0.761          63,792
                                                              2004     0.679         0.716          52,461

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                               ---- ------------- ------------- ---------------
  Emerging Growth Portfolio -- Class II Shares (continued).. 2003     0.542         0.679          44,736
                                                             2002     0.815         0.542          26,158
                                                             2001     1.000         0.815           4,939

  Enterprise Portfolio -- Class II Shares (5/01)............ 2005     0.803         0.855          46,501
                                                             2004     0.784         0.803          35,761
                                                             2003     0.632         0.784          22,230
                                                             2002     0.909         0.632           8,253
                                                             2001     1.000         0.909             426

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities
  Portfolio (7/03).......................................... 2005     1.110         1.149          16,271
                                                             2004     0.973         1.110          10,172
                                                             2003     0.694         0.973           9,880
                                                             2002     0.946         0.694           5,594
                                                             2001     1.000         0.946           1,173

Variable Insurance Products Fund
  Contrafund(R) Portfolio -- Service Class 2 (4/03)......... 2005     1.215         1.399         133,024
                                                             2004     1.069         1.215          80,933
                                                             2003     0.845         1.069          42,292
                                                             2002     0.947         0.845          21,217
                                                             2001     1.000         0.947          10,328

  Dynamic Capital Appreciation Portfolio--Service
  Class 2 (9/01)............................................ 2005     0.949         1.131           5,565
                                                             2004     0.950         0.949          12,403
                                                             2003     0.770         0.950          16,388
                                                             2002     0.844         0.770          13,031
                                                             2001     1.000         0.844           1,686

  Mid Cap Portfolio -- Service Class 2 (7/01)............... 2005     1.534         1.788         182,486
                                                             2004     1.247         1.534          90,732
                                                             2003     0.914         1.247          55,766
                                                             2002     1.029         0.914          27,675
                                                             2001     1.000         1.029           1,660

                     ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                           UNIT VALUE AT               NUMBER OF UNITS
                                                           BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                        YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                        ---- ------------- ------------- ---------------
Wells Fargo Variable Trust
  Wells Fargo Advantage Multi Cap Value Fund (9/98).. 2005     1.615         1.857         16,116
                                                      2004     1.401         1.615         12,301
                                                      2003     1.025         1.401          9,541
                                                      2002     1.352         1.025          5,376
                                                      2001     1.316         1.352          1,420
                                                      2000     1.236         1.316             --
                                                      1999     1.289         1.236             --
                                                      1998     1.000         1.289             --


                                     NOTES


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.

"Number of Units outstanding at the end of year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

On 02/25/2005, The Travelers Series Trust: MFS(R) Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor Growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc.: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth -- Income Fund -- Class 2 Shares and is no longer available as a funding option.

On 02/25/2005. the PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares and is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio and is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio and is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc.: Dreyfus A Bonds Plus, Inc. was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new Contract Owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new Contract Owners.

The Travelers Series Trust: Federated High Yield Portfolio is no longer available to new Contract Owners.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new Contract Owners.

Strong Variable Insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new Contract Owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new Contract Owners.

Variable Insurance Product Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new Contract Owners.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Travelers Series Fund Inc.: Smith Barney Money Market Portfolio is no longer available to new Contract Owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new Contract Owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new Contract Owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new Contract Owners.

AIM V.I. Premier Equity Fund is no longer available to new Contract Owners.

Credit Suisse Emerging Markets Portfolio is no longer available to new Contract Owners.

Federated Stock Portfolio is no longer available to new Contract Owners.

V.I.P Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new Contract Owners.

Janus Aspen Balanced Portfolio -- Service Shares is no longer available to new Contract Owners.

Janus Aspen Worldwide Growth Portfolio -- Service Shares is no longer available to new Contract Owners.

Putnam VT Discovery Growth Fund -- Class IB shares is no longer available to new Contract Owners.

Salomon Brothers Variable Small Cap Growth Fund Class I is no longer available to new Contract Owners.

Smith Barney Dividend Strategy Portfolio is no longer available to new Contract Owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Fundamental Value Portfolio is no longer available to new Contract Owners.

Smith Barney International All Cap Growth Portfolio is no longer available to new Contract Owners.

Smith Barney Large Cap Value Portfolio is no longer available to new Contract Owners.

Van Kampen LIT Emerging Growth Portfolio -- Class II shares is no longer available to new Contract Owners.

Wells Fargo Advantage Multi Cap Value Fund is no longer available to new Contract Owners.

                                  APPENDIX B
--------------------------------------------------------------------------------



                  TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program ("Texas ORP"), a Participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the Cash Surrender Value of the Contract until one of the following events:

   .   Death


   .   Disability (as defined by Internal Revenue Code Section 72(m)(7)


   .   Attainment of age 70 1/2

   .   Retirement

   . Termination of employment in all public institutions of higher education in Texas

If the Participant does not begin a second year of participation in the Texas ORP, the Company will pay the Participant's Cash Surrender Value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

                                  APPENDIX C
--------------------------------------------------------------------------------

               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS

UNDERLYING FUND NAME CHANGES



                    FORMER NAME                                          CURRENT NAME
---------------------------------------------------- ----------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.           LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
 All Cap Fund                                         Legg Mason Partners Variable All Cap Portfolio
 Investors Fund                                       Legg Mason Partners Variable Investors Portfolio
 Small Cap Growth Fund                                Legg Mason Partners Variable Small Cap Growth
                                                        Portfolio
 Total Return Fund                                    Legg Mason Partners Variable Total Return Portfolio
GREENWICH STREET SERIES FUND                         LEGG MASON PARTNERS VARIABLE PORTFOLIOS II, INC.
 Appreciation Portfolio                               Legg Mason Partners Variable Appreciation Portfolio
 Equity Index Portfolio                               Legg Mason Partners Variable Equity Index Portfolio
 Fundamental Value Portfolio                          Legg Mason Partners Variable Fundamental Value
                                                        Portfolio
TRAVELERS SERIES FUND INC.                           LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 Social Awareness Stock Portfolio                     Legg Mason Partners Variable Social Awareness Stock
                                                        Portfolio
 SB Adjustable Rate Income Portfolio -- Smith Barney  Legg Mason Partners Variable Adjustable Rate Income
   Class                                                Portfolio
 Smith Barney Aggressive Growth Portfolio             Legg Mason Partners Variable Aggressive Growth
                                                        Portfolio
 Smith Barney Large Capitalization Growth Portfolio   Legg Mason Partners Variable Large Cap Growth
                                                        Portfolio
 Smith Barney International All Cap Growth Portfolio  Legg Mason Partners Variable International All Cap
                                                        Growth Portfolio
 Smith Barney Large Cap Value Portfolio               Legg Mason Partners Variable Large Cap Value
                                                        Portfolio
 Smith Barney Money Market Portfolio                  Legg Mason Partners Variable Money Market Portfolio
 Smith Barney High Income Portfolio                   Legg Mason Partners Variable High Income Portfolio
SMITH BARNEY TRUST II                                LEGG MASON PARTNERS VARIABLE PORTFOLIOS V, INC.
 Small Cap Growth Opportunities Fund                  Legg Mason Partners Variable Small Cap Growth
                                                        Opportunities Portfolio
 CitiStreet Funds, Inc                               METLIFE INVESTMENT FUNDS, INC.
 CitiStreet Diversified Bond Fund                     MetLife Investment Diversified Bond Fund
 CitiStreet International Stock Fund                  MetLife Investment International Stock Fund
 CitiStreet Large Company Stock Fund                  MetLife Investment Large Company Stock Fund
 CitiStreet Small Company Stock Fund                  MetLife Investment Small Company Stock Fund

                    UNDERLYING FUND MERGERS/REORGANIZATIONS

The former Underlying Funds were merged with and into the new Underlying Funds.



            FORMER UNDERLYING FUND                              NEW UNDERLYING FUND
----------------------------------------------- ----------------------------------------------------
AIM VARIABLE INSURANCE FUNDS                    AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Premier Equity Fund                    AIM V.I. Core Equity Fund
TRAVELERS SERIES TRUST                          LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.
 Social Awareness Stock Portfolio                Legg Mason Partners Variable Social Awareness Stock
                                                   Portfolio
THE TRAVELERS SERIES TRUST                      MET INVESTORS SERIES TRUST
 Disciplined Mid Cap Stock Portfolio             Batterymarch Mid-Cap Stock Portfolio
 Style Focus Series: Small Cap Value Portfolio   Dreman Small Cap Value Portfolio
 Mondrian International Stock Portfolio          Harris Oakmark International Portfolio
 Capital Appreciation Fund                       Janus Capital Appreciation Portfolio
 Managed Assets Trust                            Legg Mason Partners Managed Assets Portfolio
 Convertible Securities Portfolio                Lord Abbett Bond Debenture Portfolio
 Mutual Shares Securities Fund                   Lord Abbett Growth and Income Portfolio
 Mercury Large Cap Core Portfolio                Mercury Large Cap Core Portfolio
 AIM Capital Appreciation Portfolio              Met/AIM Capital Appreciation Portfolio
 Style Focus Series: Small Cap Growth Portfolio  Met/AIM Small Cap Growth Portfolio
 MFS(R) Value Portfolio                          MFS(R) Value Portfolio
 Pioneer Fund Portfolio                          Pioneer Fund Portfolio
 Pioneer Mid Cap Value Portfolio                 Pioneer Mid-Cap Value Portfolio
 Pioneer Strategic Income Portfolio              Pioneer Strategic Income Portfolio

THE TRAVELERS SERIES TRUST                      METROPOLITAN SERIES FUND, INC.
 MFS(R) Mid Cap Growth Portfolio                 BlackRock Aggressive Growth Portfolio
 Large Cap Portfolio                             FI Large Cap Portfolio
 Strategic Equity Portfolio                      FI Large Cap Portfolio
 MFS(R) Total Return Portfolio                   MFS(R) Total Return Portfolio
 High Yield Bond Trust                           Western Asset Management High Yield Bond Portfolio
 U.S. Government Securities Portfolio            Western Asset Management U.S. Government Portfolio

                         UNDERLYING FUND SUBSTITUTIONS

The following new Underlying Funds were substituted for the former Underlying Funds.



     FORMER UNDERLYING FUND                  NEW UNDERLYING FUND
--------------------------------- -----------------------------------------
FRANKLIN TEMPLETON FUND           MET INVESTORS SERIES TRUST
 Mutual Shares Securities Fund      Lord Abbett Growth and Income Portfolio
DELAWARE VIP TRUST                MET INVESTORS SERIES TRUST
 Delaware VIP REIT Series           Neuberger Berman Real Estate Portfolio
FRANKLIN TEMPLETON VIP TRUST      METROPOLITAN SERIES FUND, INC.
 Templeton Growth Securities Fund   Oppenheimer Global Equity Portfolio

                                  APPENDIX D
--------------------------------------------------------------------------------

                      PORTFOLIO LEGAL AND MARKETING NAMES

       SERIES FUND/               PORTFOLIO/
          TRUST                     SERIES                MARKETING NAME
 ------------------------  ------------------------  ------------------------
 AMERICAN FUNDS INSURANCE  Global Growth Fund        American Funds Global
 SERIES                                              Growth Fund

 AMERICAN FUNDS INSURANCE  Growth - Income Fund      American Funds
 SERIES                                              Growth-Income Fund

 AMERICAN FUNDS INSURANCE  Growth Fund               American Funds Growth
 SERIES                                              Fund

 CREDIT SUISSE TRUST       Emerging Markets          Credit Suisse Emerging
                           Portfolio                 Markets Portfolio


 DREYFUS VARIABLE          Appreciation Portfolio    Dreyfus VIF Appreciation
 INVESTMENT FUND                                     Portfolio

 DREYFUS VARIABLE          Developing Leaders        Dreyfus VIF Developing
 INVESTMENT FUND           Portfolio                 Leaders Portfolio


 JANUS ASPEN SERIES        Mid Cap Growth Portfolio  Janus Aspen Series Mid
                                                     Cap Growth Portfolio

       SERIES FUND/               PORTFOLIO/
          TRUST                     SERIES                MARKETING NAME
 ------------------------  ------------------------- ------------------------
 JANUS ASPEN SERIES        Worldwide Growth          Janus Aspen Series
                           Portfolio                 Worldwide Growth
                                                     Portfolio

 METROPOLITAN SERIES       FI Large Cap Portfolio    FI Large Cap Portfolio
 FUND, INC.                                          (Fidelity)

 METROPOLITAN SERIES       FI Value Leaders          FI Value Leaders
 FUND, INC.                Portfolio                 Portfolio (Fidelity)

 PIMCO VARIABLE INSURANCE  Real Return Portfolio     PIMCO VIT Real Return
 TRUST                                               Portfolio

 PIMCO VARIABLE INSURANCE  Total Return Portfolio    PIMCO VIT Total Return
 TRUST                                               Portfolio

 VAN KAMPEN LIFE           Van Kampen Life           Van Kampen LIT Comstock
 INVESTMENT TRUST          Investment Trust          Portfolio
                           Comstock Portfolio

 VAN KAMPEN LIFE           Van Kampen Life           Van Kampen LIT Emerging
 INVESTMENT TRUST          Investment Trust          Growth Portfolio
                           Emerging Growth Portfolio

 VAN KAMPEN LIFE           Van Kampen Life           Van Kampen LIT
 INVESTMENT TRUST          Investment Trust          Enterprise Portfolio
                           Enterprise Portfolio

       SERIES FUND/               PORTFOLIO/
          TRUST                     SERIES                MARKETING NAME
 ------------------------  ------------------------  ------------------------
 VARIABLE INSURANCE        VIP Dynamic Capital       Fidelity VIP Dynamic
 PRODUCTS                  Appreciation Portfolio    Capital Appreciation
                                                     Portfolio

 VARIABLE INSURANCE        VIP Contrafund(R)         Fidelity VIP
 PRODUCTS                  Portfolio                 Contrafund(R) Portfolio

 VARIABLE INSURANCE        VIP Mid Cap Portfolio     Fidelity VIP Mid Cap
 PRODUCTS                                            Portfolio

                                  APPENDIX E
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:



                             TABLE OF CONTENTS                 PAGE
             The Insurance Company............................    2
             Distribution and Principal Underwriting Agreement    2
             Distribution of the Contracts....................    3
             Valuation of Assets..............................    3
             Calculation of Money Market Yield................    4
             Federal Tax Considerations.......................    4
             Independent Registered Public Accounting Firms...    8
             Voting Rights....................................    8
             Condensed Financial Information..................   10
             Financial Statements.............................    1


--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, ANNUITY OPERATIONS AND SERVICES, ONE CITYPLACE, 185 ASYLUM STREET, 3 CP, HARTFORD, CONNECTICUT, 06103-3415.



Name:
         -------------------------

Address:
         -------------------------


         -------------------------

                               GOLD TRACK SELECT


                     INDIVIDUAL VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                   METLIFE INSURANCE COMPANY OF CONNECTICUT*
           METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a Contract endorsement notifying you of the name change once it has occurred.


 BOOK 16                                                          MAY 1, 2006

                   METLIFE INSURANCE COMPANY OF CONNECTICUT*

                       METLIFE OF CT SEPARATE ACCOUNT QP
                            FOR VARIABLE ANNUITIES

* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

                                  GOLD TRACK
                               GOLD TRACK SELECT

                      STATEMENT OF ADDITIONAL INFORMATION

                                     DATED


                                  MAY 1, 2006


                                      FOR


           METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
               (THE "SEPARATE ACCOUNT" OR "SEPARATE ACCOUNT QP")


                                   ISSUED BY


                   METLIFE INSURANCE COMPANY OF CONNECTICUT*

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to us at: Annuity and Operations Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-233-3591 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                               TABLE OF CONTENTS



                            TABLE OF CONTENTS                               PAGE
--------------------------------------------------------------------------  ----
The Insurance Company......................................................   2
Distribution and Principal Underwriting Agreement..........................   2
Distribution of the Contracts..............................................   3
Net Investment Factor......................................................   3
Calculation of Money Market Yield..........................................   4
Federal Tax Considerations.................................................   4
Independent Registered Public Accounting Firms.............................   8
Voting Rights..............................................................   8
Condensed Financial Information............................................  10
Financial Statements.......................................................   1



* THE TRAVELERS INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.

                             THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

STATE REGULATION. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.


The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account QP for Variable Annuities (formerly known as The Travelers Separate Account QP for Variable Annuities) (the "Separate Account") meets the definition of a separate account under the Federal securities laws, and complies with the provisions of the 1940 Act as amended ("1940 Act"). Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.

                       MLIDLLC Underwriting Commissions



          UNDERWRITING COMMISSIONS PAID TO     AMOUNT OF UNDERWRITING
     YEAR      MLIDLLC BY THE COMPANY      COMMISSIONS RETAINED BY MLIDLLC
     ---- -------------------------------- -------------------------------
     2005           $132,588,671                         $0
     2004           $132,410,000                         $0
     2003           $73,223, 000                         $0

                         DISTRIBUTION OF THE CONTRACTS

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain selling firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the selling firms for services the selling firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the selling firms, the hiring and training of the selling firms' sales personnel, the sponsoring of conferences and seminars by the selling firms, or general marketing services performed by the selling firms. The selling firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all selling firms and the terms of such arrangements may differ between selling firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the selling firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a selling firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the selling firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2005 ranged from $6,983,935 to $10,296. The amount of commissions paid to selected selling firms during 2005 ranged from $29,851,648 to $438,893. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2005 ranged from $36,835,583 to $449,189.

The following list sets forth the names of selling firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the selling firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order:



FIRM                                   ADDRESS
----                                   -------
AIG Financial Advisers, Inc.           2800 N. Central Avenue, Ste 2100,
                                       Phoenix, AZ 85004-1072
LPL (Linsco/Private Ledger)            9785 Town Center Drive, San Diego, CA
                                       92121
Merrill Lynch                          800 Scudders Mill Road -- 3D,
                                       Plainsboro, NJ 08536
Morgan Stanley                         1601 Broadway, 11th Floor, New York,
                                       NY 10019
Pioneer Funds Distributors, Inc.       600 State Street, Boston, MA
                                       02109-1820
Primerica (PFS Investments, Inc.)      3120 Breckinridge Blvd, Duluth, GA
                                       30099-0001
Scudder Investor Services              345 Park Avenue, New York, NY 10154
Smith Barney                           333 West 34th Street, 7th Fl, New
                                       York, NY 10001
Tower Square Securities, Inc.          One Cityplace, 18th Floor, Hartford,
                                       CT 06103-3415

There are other selling firms who receive compensation for servicing our contracts, and the contract value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                             NET INVESTMENT FACTOR


THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);

      (b) = any deduction for applicable taxes (presently zero); and

      (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.


ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                       CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below.

Yield figures quoted in advertisements state the net income generated by an investment in a particular Underlying Portfolio for a thirty-day period or month, which is specified in the advertisement, and then express as a percentage yield of that investment. Yield is calculated by dividing the next investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula

                              2[(a-b/cd+1)/6/-1]

where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. We also quote yield on a seven day basis for the money market Subaccounts.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                          FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age
70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under
Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 -- 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under

EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005
(which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS
Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or
(2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code
Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

         (a)a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

         (b)a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

         (c)a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

         (d)the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS

The financial statements of The Travelers Separate Account QP for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., PUSH DOWN BASIS OF ACCOUNTING REQUIRED IN CERTAIN LIMITED CIRCUMSTANCES and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, BUSINESS COMBINATIONS) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The Travelers Separate Account QP for Variable Annuities for the year or lesser periods ended December 31, 2004, and financial highlights for each of the years or lesser periods in the four-year period ended December 31, 2004, have been included herein in reliance upon the reports KPMG LLP, independent registered public accounting firm, appears elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for variable interest entities in 2003.

                                 VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding sub-accounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest in will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the sub-account corresponding to his or her interest.

                              GOLD TRACK ANNUITY

                        CONDENSED FINANCIAL INFORMATION

                        CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                        SEPARATE ACCOUNT CHARGES 0.80%



                                                           UNIT VALUE AT               NUMBER OF UNITS
                                                           BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                        YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                        ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97)................... 2005     1.950         2.286        5,433,855
                                                      2004     1.644         1.950        5,510,261
                                                      2003     1.327         1.644       26,177,514
                                                      2002     1.786         1.327       26,946,828
                                                      2001     2.435         1.786       29,733,093
                                                      2000     3.143         2.435       30,028,514
                                                      1999     2.063         3.143          215,894
                                                      1998     1.287         2.063          241,615

  Dreyfus Stock Index Fund -- Initial Shares (1/97).. 2005     1.825         1.895        1,552,335
                                                      2004     1.663         1.825        1,690,996
                                                      2003     1.306         1.663        9,686,750
                                                      2002     1.695         1.306        9,292,111
                                                      2001     1.946         1.695        9,351,608
                                                      2000     2.162         1.946        8,736,754
                                                      1999     1.807         2.162               33
                                                      1998     1.421         1.807               33

  High Yield Bond Trust (10/96)...................... 2005     2.039         2.049          681,925
                                                      2004     1.890         2.039          727,263
                                                      2003     1.475         1.890        1,476,033
                                                      2002     1.422         1.475        1,341,715
                                                      2001     1.308         1.422        1,252,735
                                                      2000     1.306         1.308          888,540
                                                      1999     1.261         1.306          245,914
                                                      1998     1.193         1.261            3,334

  Managed Assets Trust (10/96)....................... 2005     1.876         1.932        2,925,625
                                                      2004     1.728         1.876        3,344,096
                                                      2003     1.428         1.728        6,433,587
                                                      2002     1.575         1.428        6,863,051
                                                      2001     1.672         1.575        7,761,938
                                                      2000     1.713         1.672        8,300,279
                                                      1999     1.512         1.713        2,139,292
                                                      1998     1.255         1.512           51,150

                        CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (5/01)......... 2005     0.800         0.839           42,257
                                                           2004     0.763         0.800           77,434
                                                           2003     0.615         0.763           73,363
                                                           2002     0.889         0.615           59,104
                                                           2001     1.000         0.889           14,058
CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96)..... 2005     1.648         1.668       21,982,579
                                                           2004     1.587         1.648       22,087,466
                                                           2003     1.515         1.587       27,859,329
                                                           2002     1.402         1.515       28,571,418
                                                           2001     1.322         1.402       26,013,416
                                                           2000     1.186         1.322       11,479,892
                                                           1999     1.230         1.186        4,355,250
                                                           1998     1.137         1.230          872,955

  CitiStreet International Stock Fund -- Class I (10/96).. 2005     1.373         1.562       17,425,745
                                                           2004     1.205         1.373       18,423,024
                                                           2003     0.934         1.205       28,745,348
                                                           2002     1.212         0.934       31,792,301
                                                           2001     1.555         1.212       27,148,815
                                                           2000     1.705         1.555       17,237,557
                                                           1999     1.297         1.705        5,139,992
                                                           1998     1.138         1.297          791,438

  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.201         1.271       30,646,741
                                                           2004     1.100         1.201       31,136,353
                                                           2003     0.865         1.100       46,539,704
                                                           2002     1.130         0.865       42,300,597
                                                           2001     1.352         1.130       35,202,731
                                                           2000     1.603         1.352       22,023,243
                                                           1999     1.620         1.603        5,408,519
                                                           1998     1.414         1.620        1,060,046

  CitiStreet Small Company Stock Fund -- Class I (10/96).. 2005     1.557         1.657       11,665,174
                                                           2004     1.366         1.557       12,192,341
                                                           2003     0.962         1.366       21,329,351
                                                           2002     1.272         0.962       18,957,697

                        CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT               NUMBER OF UNITS
                                                                              BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                           ---- ------------- ------------- ---------------
  CitiStreet Small Company Stock Fund -- Class I (continued)............ 2001     1.262         1.272       17,341,913
                                                                         2000     1.155         1.262       20,433,293
                                                                         1999     0.852         1.155        5,098,615
                                                                         1998     0.940         0.852        1,040,352
                                                                         1997     0.885         0.940               --
                                                                         1996     1.000         0.885               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (11/98)................ 2005     1.822         2.312          250,748
                                                                         2004     1.470         1.822          247,726
                                                                         2003     1.037         1.470          236,358
                                                                         2002     1.182         1.037          304,408
                                                                         2001     1.319         1.182          325,619

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)..................... 2005     2.415         2.567          296,129
                                                                         2004     1.853         2.415          295,879
                                                                         2003     1.393         1.853          289,598
                                                                         2002     1.344         1.393          285,663
                                                                         2001     1.245         1.344          137,268
                                                                         2000     0.956         1.245           67,150
                                                                         1999     1.000         0.956           17,064

Dreyfus Variable Investment Fund
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98)........ 2005     1.092         1.131        6,399,684
                                                                         2004     1.048         1.092        7,461,713
                                                                         2003     0.872         1.048        8,370,984
                                                                         2002     1.055         0.872        9,251,637
                                                                         2001     1.173         1.055       10,775,406
                                                                         2000     1.190         1.173        9,459,681
                                                                         1999     1.076         1.190        6,527,393
                                                                         1998     1.000         1.076           60,832

  Dreyfus VIF -- Developing Leaders Portfolio -- Initial Shares (9/98).. 2005     1.774         1.862        2,255,092
                                                                         2004     1.606         1.774        2,350,402
                                                                         2003     1.229         1.606        3,883,410
                                                                         2002     1.532         1.229        3,863,252
                                                                         2001     1.645         1.532        3,043,988

                        CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT               NUMBER OF UNITS
                                                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                       ---- ------------- ------------- ---------------
  Dreyfus VIF -- Developing Leaders Portfolio -- Initial
  Shares (continued)................................................ 2000     1.464         1.645        1,819,121
                                                                     1999     1.198         1.464          363,977
                                                                     1998     1.000         1.198            1,748

Franklin Templeton Variable Insurance Products Trust
  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)..................................................... 2005     1.234         1.559               78
                                                                     2004     1.000         1.234               --

  Templeton Foreign Securities Fund -- Class 2 Shares (5/04)........ 2005     1.156         1.264           17,385
                                                                     2004     1.000         1.156            7,482

  Templeton Global Asset Allocation Fund -- Class 1 Shares (10/96).. 2005     2.012         2.073          373,925
                                                                     2004     1.750         2.012          356,823
                                                                     2003     1.333         1.750        3,436,476
                                                                     2002     1.402         1.333        3,445,358
                                                                     2001     1.566         1.402        3,777,475
                                                                     2000     1.574         1.566        3,761,950
                                                                     1999     1.291         1.574               93
                                                                     1998     1.223         1.291               93

  Templeton Growth Securities Fund -- Class 1 Shares (10/96)........ 2005     1.984         2.147        1,139,783
                                                                     2004     1.721         1.984        1,180,397
                                                                     2003     1.308         1.721        8,992,542
                                                                     2002     1.614         1.308        9,204,878
                                                                     2001     1.643         1.614        9,777,820
                                                                     2000     1.542         1.643        9,345,295
                                                                     1999     1.204         1.542              340
                                                                     1998     1.199         1.204              875

Janus Aspen Series
  Balanced Portfolio -- Service Shares (5/01)....................... 2005     1.080         1.153          208,490
                                                                     2004     1.005         1.080          228,246
                                                                     2003     0.891         1.005          226,568
                                                                     2002     0.962         0.891          163,634
                                                                     2001     1.000         0.962           13,448

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                    ---- ------------- ------------- ---------------
  Mid Cap Growth Portfolio -- Service Shares (5/01).............. 2005     0.880         0.978         128,612
                                                                  2004     0.736         0.880         134,271
                                                                  2003     0.551         0.736          49,994
                                                                  2002     0.772         0.551          28,529
                                                                  2001     1.000         0.772           1,477

  Worldwide Growth Portfolio -- Service Shares (5/01)............ 2005     0.787         0.824         182,884
                                                                  2004     0.759         0.787         201,672
                                                                  2003     0.619         0.759         212,144
                                                                  2002     0.840         0.619         186,360
                                                                  2001     1.000         0.840          23,216

PIMCO Variable Insurance Trust
  Total Return Portfolio -- Administrative Class (5/01).......... 2005     1.240         1.260         365,327
                                                                  2004     1.192         1.240         584,319
                                                                  2003     1.144         1.192         635,374
                                                                  2002     1.057         1.144         354,014
                                                                  2001     1.000         1.057          45,689

Putnam Variable Trust
  Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...... 2005     0.790         0.840           5,412
                                                                  2004     0.740         0.790          23,413
                                                                  2003     0.565         0.740           6,382
                                                                  2002     0.809         0.565           6,121
                                                                  2001     1.000         0.809           1,007

  Putnam VT International Equity Fund -- Class IB Shares (5/01).. 2005     1.033         1.150         281,626
                                                                  2004     0.897         1.033         327,039
                                                                  2003     0.703         0.897         276,184
                                                                  2002     0.861         0.703         133,696
                                                                  2001     1.000         0.861           2,266

  Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....... 2005     1.647         1.749         246,017
                                                                  2004     1.315         1.647         264,688
                                                                  2003     0.886         1.315         211,738
                                                                  2002     1.093         0.886         109,259
                                                                  2001     1.000         1.093          17,255

                        CONDENSED FINANCIAL INFORMATION

                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                 ---- ------------- ------------- ---------------
Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (10/98)............. 2005     1.814         1.872          876,893
                                               2004     1.688         1.814          994,556
                                               2003     1.224         1.688          964,724
                                               2002     1.646         1.224          926,755
                                               2001     1.628         1.646          759,039

  Investors Fund -- Class I (10/98)........... 2005     1.593         1.684          472,194
                                               2004     1.455         1.593          565,592
                                               2003     1.109         1.455          586,238
                                               2002     1.452         1.109          497,449
                                               2001     1.527         1.452          384,727
                                               2000     1.336         1.527           98,402
                                               1999     1.206         1.336           66,421
                                               1998     1.000         1.206            1,374

  Small Cap Growth Fund -- Class I (5/01)..... 2005     1.064         1.107           35,017
                                               2004     0.932         1.064           42,130
                                               2003     0.631         0.932           39,230
                                               2002     0.974         0.631           39,523
                                               2001     1.000         0.974            2,204
The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)... 2005     0.888         0.958        1,052,801
                                               2004     0.840         0.888        1,177,150
                                               2003     0.655         0.840        1,170,591
                                               2002     0.867         0.655        1,194,096
                                               2001     1.000         0.867           10,002

  Convertible Securities Portfolio (8/99)..... 2005     1.470         1.464               --
                                               2004     1.394         1.470               --
                                               2003     1.113         1.394               --
                                               2002     1.207         1.113               --
                                               2001     1.226         1.207               --
                                               2000     1.099         1.226               --
                                               1999     1.000         1.099               --

  Disciplined Mid Cap Stock Portfolio (9/98).. 2005     2.082         2.322          560,555
                                               2004     1.802         2.082          608,550
                                               2003     1.358         1.802        1,926,826
                                               2002     1.598         1.358        1,638,704

                        CONDENSED FINANCIAL INFORMATION

                                                         UNIT VALUE AT               NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                      YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                      ---- ------------- ------------- ---------------
  Disciplined Mid Cap Stock Portfolio (continued).. 2001     1.678         1.598        1,069,783
                                                    2000     1.451         1.678          464,358
                                                    1999     1.289         1.451           45,075
                                                    1998     1.000         1.289            1,037

  Mercury Large Cap Core Portfolio (10/98)......... 2005     1.129         1.255          569,742
                                                    2004     0.982         1.129          569,173
                                                    2003     0.817         0.982          589,994
                                                    2002     1.101         0.817          698,313
                                                    2001     1.431         1.101          734,385
                                                    2000     1.527         1.431          486,870
                                                    1999     1.245         1.527          301,212
                                                    1998     1.000         1.245            7,232

  MFS(R) Emerging Growth Portfolio (5/01).......... 2005     0.761         0.739               --
                                                    2004     0.681         0.761           27,954
                                                    2003     0.531         0.681           22,659
                                                    2002     0.815         0.531           16,783
                                                    2001     1.000         0.815            2,628

  MFS(R) Mid Cap Growth Portfolio (10/98).......... 2005     1.267         1.295        1,588,079
                                                    2004     1.119         1.267        1,727,825
                                                    2003     0.823         1.119        1,669,471
                                                    2002     1.622         0.823        1,775,158
                                                    2001     2.142         1.622        1,560,715
                                                    2000     1.974         2.142          808,819
                                                    1999     1.212         1.974          233,024
                                                    1998     1.000         1.212            1,512

  MFS(R) Total Return Portfolio (10/96)............ 2005     1.956         1.997        2,700,323
                                                    2004     1.769         1.956        3,094,227
                                                    2003     1.530         1.769        4,087,108
                                                    2002     1.628         1.530        4,135,912
                                                    2001     1.641         1.628        3,693,144
                                                    2000     1.418         1.641        1,699,453
                                                    1999     1.393         1.418        1,023,136
                                                    1998     1.257         1.393           85,454

  MFS(R) Value Portfolio (5/04).................... 2005     1.127         1.190           19,967
                                                    2004     1.000         1.127               --

                        CONDENSED FINANCIAL INFORMATION

                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                   ---- ------------- ------------- ---------------
  Pioneer Fund Portfolio (10/96)................ 2005     1.318         1.386          381,987
                                                 2004     1.196         1.318          468,411
                                                 2003     0.974         1.196        1,082,084
                                                 2002     1.407         0.974        1,114,906
                                                 2001     1.842         1.407        1,267,842
                                                 2000     1.494         1.842          920,744
                                                 1999     1.507         1.494          118,785
                                                 1998     1.285         1.507            1,413

  Pioneer Strategic Income Portfolio (10/96).... 2005     1.529         1.572          477,240
                                                 2004     1.389         1.529          463,747
                                                 2003     1.171         1.389          641,914
                                                 2002     1.115         1.171          578,159
                                                 2001     1.079         1.115          645,466
                                                 2000     1.091         1.079          578,829
                                                 1999     1.088         1.091          278,395
                                                 1998     1.090         1.088           36,325

  Strategic Equity Portfolio (10/96)............ 2005     1.513         1.532        7,477,355
                                                 2004     1.384         1.513        8,657,479
                                                 2003     1.052         1.384       20,871,610
                                                 2002     1.597         1.052       21,981,668
                                                 2001     1.858         1.597       24,269,522
                                                 2000     2.290         1.858       23,043,619
                                                 1999     1.746         2.290        3,927,438
                                                 1998     1.363         1.746           66,181

  Travelers Quality Bond Portfolio (9/97)....... 2005     1.419         1.431          579,779
                                                 2004     1.385         1.419          583,093
                                                 2003     1.305         1.385        2,027,577
                                                 2002     1.243         1.305        2,407,596
                                                 2001     1.170         1.243        2,340,766
                                                 2000     1.102         1.170        1,513,495
                                                 1999     1.099         1.102          151,498
                                                 1998     1.021         1.099               32

  U.S. Government Securities Portfolio (10/96).. 2005     1.718         1.778        1,071,895
                                                 2004     1.632         1.718        1,163,642
                                                 2003     1.601         1.632        2,737,867
                                                 2002     1.420         1.601        2,881,421
                                                 2001     1.353         1.420        1,949,970

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  U.S. Government Securities Portfolio (continued).............. 2000     1.192         1.353          657,535
                                                                 1999     1.253         1.192          110,708
                                                                 1998     1.146         1.253           29,647

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     1.005         1.020               --
                                                                 2004     1.001         1.005               --
                                                                 2003     1.000         1.001               --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.923         1.022        2,067,086
                                                                 2004     0.846         0.923        2,306,943
                                                                 2003     0.634         0.846        2,018,669
                                                                 2002     0.949         0.634        1,128,359
                                                                 2001     1.000         0.949          170,156

  Smith Barney High Income Portfolio (10/96).................... 2005     1.384         1.409          255,339
                                                                 2004     1.263         1.384          289,938
                                                                 2003     0.999         1.263          496,206
                                                                 2002     1.040         0.999          369,750
                                                                 2001     1.090         1.040          494,130
                                                                 2000     1.194         1.090          329,280
                                                                 1999     1.173         1.194          230,410
                                                                 1998     1.178         1.173            2,810

  Smith Barney International All Cap Growth Portfolio (10/96)... 2005     1.026         1.137        1,606,882
                                                                 2004     0.877         1.026        1,767,015
                                                                 2003     0.694         0.877        2,528,900
                                                                 2002     0.941         0.694        2,622,169
                                                                 2001     1.378         0.941        2,754,102
                                                                 2000     1.823         1.378        1,750,019
                                                                 1999     1.096         1.823          349,576
                                                                 1998     1.037         1.096            4,211

  Smith Barney Large Cap Value Portfolio (10/96)................ 2005     1.512         1.597          279,796
                                                                 2004     1.378         1.512          307,347
                                                                 2003     1.088         1.378          937,091
                                                                 2002     1.471         1.088          893,672
                                                                 2001     1.615         1.471          751,488
                                                                 2000     1.439         1.615        1,347,297

                        CONDENSED FINANCIAL INFORMATION

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
  Smith Barney Large Cap Value Portfolio (continued)......... 1999     1.449         1.439           77,050
                                                              1998     1.330         1.449            7,331

  Smith Barney Large Capitalization Growth Portfolio (5/98).. 2005     1.485         1.550        1,537,096
                                                              2004     1.492         1.485        1,743,036
                                                              2003     1.019         1.492        1,869,033
                                                              2002     1.365         1.019        1,932,920
                                                              2001     1.573         1.365        1,925,998
                                                              2000     1.704         1.573        1,305,175
                                                              1999     1.313         1.704          649,086
                                                              1998     1.000         1.313               --

  Smith Barney Money Market Portfolio (10/96)................ 2005     1.239         1.264          480,686
                                                              2004     1.238         1.239          467,624
                                                              2003     1.240         1.238          850,812
                                                              2002     1.234         1.240        1,402,440
                                                              2001     1.200         1.234        1,539,891
                                                              2000     1.141         1.200        1,166,205
                                                              1999     1.097         1.141           42,339
                                                              1998     1.053         1.097            2,799

  Social Awareness Stock Portfolio (10/96)................... 2005     1.636         1.694          755,351
                                                              2004     1.552         1.636          907,516
                                                              2003     1.214         1.552        1,729,132
                                                              2002     1.629         1.214        1,871,608
                                                              2001     1.947         1.629        1,999,114
                                                              2000     1.972         1.947        1,713,947
                                                              1999     1.716         1.972          608,076
                                                              1998     1.308         1.716           18,134

Van Kampen Life Investment Trust
  Emerging Growth Portfolio -- Class II Shares (5/01)........ 2005     0.729         0.779           54,699
                                                              2004     0.688         0.729           93,510
                                                              2003     0.546         0.688           61,424
                                                              2002     0.818         0.546           43,160
                                                              2001     1.000         0.818            9,230

  Enterprise Portfolio -- Class II Shares (5/01)............. 2005     0.818         0.875            5,155
                                                              2004     0.794         0.818            5,962
                                                              2003     0.637         0.794            4,309

                        CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT               NUMBER OF UNITS
                                                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                       ---- ------------- ------------- ---------------
  Enterprise Portfolio -- Class II Shares (continued)............... 2002     0.912         0.637            5,145
                                                                     2001     1.000         0.912            2,535

Variable Insurance Products Fund
  Asset Manager SM Portfolio -- Initial Class (10/96)............... 2005     1.587         1.638        1,369,326
                                                                     2004     1.517         1.587        1,480,270
                                                                     2003     1.296         1.517        7,129,650
                                                                     2002     1.431         1.296        7,564,566
                                                                     2001     1.504         1.431        8,751,147
                                                                     2000     1.578         1.504        8,934,315
                                                                     1999     1.432         1.578              188
                                                                     1998     1.432         1.432              188

  Contrafund(R) Portfolio -- Service Class 2 (5/01)................. 2005     1.238         1.432          875,070
                                                                     2004     1.083         1.238          840,729
                                                                     2003     0.852         1.083          610,191
                                                                     2002     0.950         0.852          251,956
                                                                     2001     1.000         0.950              655

  Dynamic Capital Appreciation Portfolio -- Service Class 2 (5/01).. 2005     0.967         1.158           33,158
                                                                     2004     0.962         0.967           39,094
                                                                     2003     0.777         0.962           38,317
                                                                     2002     0.847         0.777           25,942
                                                                     2001     1.000         0.847            1,000

  Equity -- Income Portfolio -- Initial Class (10/96)............... 2005     1.852         1.945        2,120,920
                                                                     2004     1.674         1.852        2,302,232
                                                                     2003     1.294         1.674       11,809,489
                                                                     2002     1.571         1.294       12,326,008
                                                                     2001     1.666         1.571       13,504,310
                                                                     2000     1.549         1.666       13,184,237
                                                                     1999     1.469         1.549              411
                                                                     1998     1.326         1.469              624

  Growth Portfolio -- Initial Class (10/96)......................... 2005     1.552         1.629        3,378,817
                                                                     2004     1.514         1.552        3,845,340
                                                                     2003     1.149         1.514       20,960,410
                                                                     2002     1.657         1.149       20,810,968
                                                                     2001     2.028         1.657       22,467,691
                                                                     2000     2.296         2.028       22,300,692

                        CONDENSED FINANCIAL INFORMATION

                                                        UNIT VALUE AT               NUMBER OF UNITS
                                                        BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                     YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                     ---- ------------- ------------- ---------------
  Growth Portfolio -- Initial Class (continued)... 1999     1.684         2.296              177
                                                   1998     1.217         1.684              431

  High Income Portfolio -- Initial Class (10/96).. 2005     1.142         1.164          187,401
                                                   2004     1.051         1.142          256,356
                                                   2003     0.832         1.051        1,783,443
                                                   2002     0.811         0.832        1,835,312
                                                   2001     0.926         0.811        2,043,361
                                                   2000     1.204         0.926        2,179,525
                                                   1999     1.122         1.204               95
                                                   1998     1.183         1.122               95

  Mid Cap Portfolio -- Service Class 2 (5/01)..... 2005     1.563         1.830          524,518
                                                   2004     1.264         1.563          473,022
                                                   2003     0.921         1.264          353,263
                                                   2002     1.032         0.921          237,347
                                                   2001     1.000         1.032           50,422

                        CONDENSED FINANCIAL INFORMATION

                        SEPARATE ACCOUNT CHARGES 0.95%



                                                           UNIT VALUE AT               NUMBER OF UNITS
                                                           BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                        YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                        ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97)................... 2005     1.926         2.255        1,675,738
                                                      2004     1.627         1.926        1,842,364
                                                      2003     1.315         1.627        2,010,856
                                                      2002     1.772         1.315        2,468,456
                                                      2001     2.420         1.772        2,884,910
                                                      2000     3.127         2.420        4,588,594
                                                      1999     2.056         3.127        3,623,345
                                                      1998     1.285         2.056        2,358,987
                                                      1997     1.028         1.285        1,445,911
                                                      1996     1.000         1.028          293,629

  Dreyfus Stock Index Fund -- Initial Shares (1/97).. 2005     1.803         1.869        1,602,497
                                                      2004     1.645         1.803        1,854,057
                                                      2003     1.294         1.645        2,100,032
                                                      2002     1.682         1.294        2,332,015
                                                      2001     1.934         1.682        2,736,414
                                                      2000     2.152         1.934        3,867,630
                                                      1999     1.801         2.152        3,292,693
                                                      1998     1.418         1.801        2,284,987
                                                      1997     1.076         1.418        1,416,791
                                                      1996     1.000         1.076          204,067

  High Yield Bond Trust (10/96)...................... 2005     2.014         2.021           55,199
                                                      2004     1.870         2.014           52,879
                                                      2003     1.461         1.870           43,956
                                                      2002     1.411         1.461           62,964
                                                      2001     1.300         1.411           51,721
                                                      2000     1.300         1.300           90,889
                                                      1999     1.257         1.300           78,777
                                                      1998     1.191         1.257           54,195
                                                      1997     1.031         1.191           28,158
                                                      1996     1.000         1.031            6,520

  Managed Assets Trust (10/96)....................... 2005     1.853         1.906          441,344
                                                      2004     1.709         1.853          502,868
                                                      2003     1.414         1.709          576,803
                                                      2002     1.562         1.414          644,419
                                                      2001     1.662         1.562          751,677
                                                      2000     1.705         1.662        1,211,673
                                                      1999     1.507         1.705          975,651
                                                      1998     1.253         1.507          602,633

                        CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
  Managed Assets Trust (continued)........................ 1997     1.043         1.253          287,178
                                                           1996     1.000         1.043           78,508

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (5/01)......... 2005     0.796         0.833            2,485
                                                           2004     0.760         0.796              926
                                                           2003     0.613         0.760              248
                                                           2002     0.888         0.613               --
                                                           2001     1.000         0.888               --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96)..... 2005     1.628         1.646        1,398,395
                                                           2004     1.570         1.628        2,008,155
                                                           2003     1.501         1.570        2,094,029
                                                           2002     1.391         1.501        3,489,314
                                                           2001     1.314         1.391        4,579,017
                                                           2000     1.181         1.314        3,786,616
                                                           1999     1.226         1.181        2,940,609
                                                           1998     1.135         1.226        2,268,910
                                                           1997     1.022         1.135        1,504,310
                                                           1996     1.000         1.022          232,943

  CitiStreet International Stock Fund -- Class I (10/96).. 2005     1.356         1.540          980,677
                                                           2004     1.192         1.356        1,672,409
                                                           2003     0.925         1.192        2,007,301
                                                           2002     1.203         0.925        3,724,441
                                                           2001     1.545         1.203        4,102,274
                                                           2000     1.696         1.545        3,909,388
                                                           1999     1.292         1.696        3,370,475
                                                           1998     1.136         1.292        2,595,394
                                                           1997     1.091         1.136        1,647,285
                                                           1996     1.000         1.091          239,079

  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.186         1.253        1,823,574
                                                           2004     1.088         1.186        3,040,380
                                                           2003     0.857         1.088        3,448,879
                                                           2002     1.122         0.857        5,529,939
                                                           2001     1.344         1.122        5,894,655
                                                           2000     1.595         1.344        5,971,119
                                                           1999     1.615         1.595        4,369,219

                        CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT               NUMBER OF UNITS
                                                                        BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                     ---- ------------- ------------- ---------------
  CitiStreet Large Company Stock Fund -- Class I (continued)...... 1998     1.411         1.615        3,478,529
                                                                   1997     1.080         1.411        2,781,580
                                                                   1996     1.000         1.080          496,794

  CitiStreet Small Company Stock Fund -- Class I (10/96).......... 2005     1.538         1.634        1,035,695
                                                                   2004     1.351         1.538        1,569,801
                                                                   2003     0.953         1.351        1,895,230
                                                                   2002     1.262         0.953        2,611,282
                                                                   2001     1.254         1.262        3,104,281
                                                                   2000     1.150         1.254        5,414,219
                                                                   1999     0.849         1.150        5,046,010
                                                                   1998     0.938         0.849        3,784,469
                                                                   1997     0.885         0.938        2,458,031
                                                                   1996     1.000         0.885          404,384

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (11/98).......... 2005     1.805         2.288            8,816
                                                                   2004     1.459         1.805            7,024
                                                                   2003     1.031         1.459            1,321
                                                                   2002     1.176         1.031               --
                                                                   2001     1.315         1.176               --

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)............... 2005     2.393         2.541           45,079
                                                                   2004     1.839         2.393           48,685
                                                                   2003     1.385         1.839           21,058
                                                                   2002     1.338         1.385           24,563
                                                                   2001     1.242         1.338           14,757
                                                                   2000     0.954         1.242           97,996
                                                                   1999     1.000         0.954               --

Dreyfus Variable Investment Fund
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98).. 2005     1.081         1.118           31,254
                                                                   2004     1.039         1.081           34,428
                                                                   2003     0.866         1.039           38,897
                                                                   2002     1.050         0.866           58,970
                                                                   2001     1.168         1.050           58,620
                                                                   2000     1.187         1.168          119,393

                        CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT               NUMBER OF UNITS
                                                                              BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                           ---- ------------- ------------- ---------------
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (continued)... 1999     1.075         1.187           67,059
                                                                         1998     1.000         1.075            6,816

  Dreyfus VIF -- Developing Leaders Portfolio -- Initial Shares (9/98).. 2005     1.757         1.842          133,477
                                                                         2004     1.594         1.757          149,484
                                                                         2003     1.222         1.594          156,132
                                                                         2002     1.525         1.222          181,871
                                                                         2001     1.640         1.525          189,092
                                                                         2000     1.461         1.640          298,155
                                                                         1999     1.198         1.461          106,854
                                                                         1998     1.000         1.198               --

Franklin Templeton Variable Insurance Products Trust
  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)......................................................... 2005     1.232         1.556               --
                                                                         2004     1.000         1.232               --

  Templeton Foreign Securities Fund -- Class 2 Shares (5/04)............ 2005     1.155         1.261               --
                                                                         2004     1.000         1.155               --

  Templeton Global Asset Allocation Fund -- Class 1 Shares (10/96)...... 2005     1.988         2.045          316,824
                                                                         2004     1.731         1.988          315,353
                                                                         2003     1.321         1.731          364,876
                                                                         2002     1.391         1.321          401,117
                                                                         2001     1.556         1.391          447,229
                                                                         2000     1.566         1.556          503,649
                                                                         1999     1.287         1.566          505,516
                                                                         1998     1.218         1.287          512,555
                                                                         1997     1.067         1.218           23,178

  Templeton Growth Securities Fund -- Class 1 Shares (10/96)............ 2005     1.960         2.117        1,150,272
                                                                         2004     1.702         1.960        1,298,956
                                                                         2003     1.296         1.702        1,439,866
                                                                         2002     1.601         1.296        1,610,933
                                                                         2001     1.633         1.601        1,823,492
                                                                         2000     1.534         1.633        2,497,749

                        CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT               NUMBER OF UNITS
                                                                        BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                     ---- ------------- ------------- ---------------
  Templeton Growth Securities Fund -- Class 1 Shares (continued).. 1999     1.200         1.534        2,345,472
                                                                   1998     1.197         1.200        2,102,810
                                                                   1997     1.080         1.197        1,718,317
                                                                   1996     1.000         1.080          369,698

Janus Aspen Series
  Balanced Portfolio -- Service Shares (5/01)..................... 2005     1.074         1.145            5,884
                                                                   2004     1.001         1.074            4,128
                                                                   2003     0.889         1.001            4,401
                                                                   2002     0.961         0.889            1,471
                                                                   2001     1.000         0.961              191

  Mid Cap Growth Portfolio -- Service Shares (5/01)............... 2005     0.875         0.971            5,559
                                                                   2004     0.733         0.875            3,577
                                                                   2003     0.549         0.733            5,722
                                                                   2002     0.772         0.549               --
                                                                   2001     1.000         0.772               --

  Worldwide Growth Portfolio -- Service Shares (5/01)............. 2005     0.783         0.819            2,195
                                                                   2004     0.756         0.783            1,399
                                                                   2003     0.617         0.756              541
                                                                   2002     0.839         0.617               --
                                                                   2001     1.000         0.839               --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01).......... 2005     1.233         1.252           31,439
                                                                   2004     1.187         1.233           20,674
                                                                   2003     1.141         1.187            4,122
                                                                   2002     1.056         1.141               --
                                                                   2001     1.000         1.056           10,675

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)...... 2005     0.785         0.834              149
                                                                   2004     0.737         0.785               50
                                                                   2003     0.564         0.737               --
                                                                   2002     0.808         0.564               --
                                                                   2001     1.000         0.808               --

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                    ---- ------------- ------------- ---------------
  Putnam VT International Equity Fund -- Class IB Shares (5/01).. 2005     1.028         1.142          8,559
                                                                  2004     0.893         1.028          4,434
                                                                  2003     0.701         0.893          2,311
                                                                  2002     0.860         0.701             --
                                                                  2001     1.000         0.860          6,840

  Putnam VT Small Cap Value Fund -- Class IB Shares (5/01)....... 2005     1.638         1.737          3,645
                                                                  2004     1.310         1.638          2,058
                                                                  2003     0.884         1.310          1,206
                                                                  2002     1.092         0.884            873
                                                                  2001     1.000         1.092             --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (10/98)................................ 2005     1.797         1.852         15,671
                                                                  2004     1.675         1.797         10,768
                                                                  2003     1.216         1.675          6,142
                                                                  2002     1.638         1.216          3,388
                                                                  2001     1.623         1.638          1,563

  Investors Fund -- Class I (10/98).............................. 2005     1.579         1.666         40,618
                                                                  2004     1.444         1.579         39,848
                                                                  2003     1.101         1.444         36,997
                                                                  2002     1.445         1.101         57,667
                                                                  2001     1.522         1.445         40,696
                                                                  2000     1.333         1.522         63,550
                                                                  1999     1.205         1.333          4,318
                                                                  1998     1.000         1.205             --

  Small Cap Growth Fund -- Class I (5/01)........................ 2005     1.058         1.099         20,169
                                                                  2004     0.928         1.058         14,966
                                                                  2003     0.629         0.928          1,484
                                                                  2002     0.973         0.629          1,030
                                                                  2001     1.000         0.973             --

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)...................... 2005     0.883         0.951          1,644
                                                                  2004     0.837         0.883            699
                                                                  2003     0.653         0.837             56
                                                                  2002     0.867         0.653             --
                                                                  2001     1.000         0.867             --

                        CONDENSED FINANCIAL INFORMATION

                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                 ---- ------------- ------------- ---------------
  Convertible Securities Portfolio (8/99)..... 2005     1.459         1.450          78,469
                                               2004     1.385         1.459          77,339
                                               2003     1.108         1.385          74,504
                                               2002     1.202         1.108          74,378
                                               2001     1.224         1.202         169,308
                                               2000     1.098         1.224         131,469
                                               1999     1.000         1.098          17,834

  Disciplined Mid Cap Stock Portfolio (9/98).. 2005     2.062         2.297         138,567
                                               2004     1.788         2.062          99,649
                                               2003     1.349         1.788          70,831
                                               2002     1.590         1.349          68,976
                                               2001     1.673         1.590          99,201
                                               2000     1.448         1.673          85,857
                                               1999     1.288         1.448           3,806
                                               1998     1.000         1.288              --

  Mercury Large Cap Core Portfolio (10/98).... 2005     1.119         1.242           6,828
                                               2004     0.975         1.119           8,315
                                               2003     0.812         0.975           7,197
                                               2002     1.095         0.812           7,672
                                               2001     1.426         1.095          18,083
                                               2000     1.524         1.426          30,148
                                               1999     1.244         1.524           4,975
                                               1998     1.000         1.244              --

  MFS(R) Emerging Growth Portfolio (5/01)..... 2005     0.757         0.735              --
                                               2004     0.678         0.757              --
                                               2003     0.530         0.678              --
                                               2002     0.814         0.530              --
                                               2001     1.000         0.814              --

  MFS(R) Mid Cap Growth Portfolio (10/98)..... 2005     1.255         1.281         112,378
                                               2004     1.111         1.255         111,924
                                               2003     0.818         1.111         101,255
                                               2002     1.614         0.818         153,692
                                               2001     2.135         1.614         192,605
                                               2000     1.971         2.135         267,942
                                               1999     1.212         1.971           9,187
                                               1998     1.000         1.212              --

                        CONDENSED FINANCIAL INFORMATION

                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                 ---- ------------- ------------- ---------------
  MFS(R) Total Return Portfolio (10/96)....... 2005     1.932         1.970          76,856
                                               2004     1.750         1.932          79,150
                                               2003     1.516         1.750          69,150
                                               2002     1.615         1.516          83,652
                                               2001     1.631         1.615          83,031
                                               2000     1.411         1.631         113,271
                                               1999     1.388         1.411         113,121
                                               1998     1.255         1.388          38,600
                                               1997     1.045         1.255          20,522
                                               1996     1.000         1.045           2,087

  MFS(R) Value Portfolio (5/04)............... 2005     1.125         1.187              --
                                               2004     1.000         1.125              --

  Pioneer Fund Portfolio (10/96).............. 2005     1.302         1.367          76,572
                                               2004     1.183         1.302          74,373
                                               2003     0.965         1.183          77,429
                                               2002     1.396         0.965          77,877
                                               2001     1.830         1.396         115,965
                                               2000     1.487         1.830         131,675
                                               1999     1.502         1.487          99,467
                                               1998     1.283         1.502          43,847
                                               1997     1.034         1.283          23,674
                                               1996     1.000         1.034           7,796

  Pioneer Strategic Income Portfolio (10/96).. 2005     1.510         1.551          38,214
                                               2004     1.374         1.510          40,442
                                               2003     1.161         1.374          39,827
                                               2002     1.106         1.161          49,563
                                               2001     1.072         1.106          49,041
                                               2000     1.086         1.072          82,092
                                               1999     1.084         1.086          59,424
                                               1998     1.088         1.084          46,716
                                               1997     1.019         1.088          36,214
                                               1996     1.000         1.019          12,636

  Strategic Equity Portfolio (10/96).......... 2005     1.494         1.510         411,358
                                               2004     1.369         1.494         432,539
                                               2003     1.042         1.369         456,960
                                               2002     1.584         1.042         518,075
                                               2001     1.846         1.584         622,943

                        CONDENSED FINANCIAL INFORMATION

                                                UNIT VALUE AT               NUMBER OF UNITS
                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                             ---- ------------- ------------- ---------------
  Strategic Equity Portfolio (continued).. 2000     2.279         1.846         945,729
                                           1999     1.740         2.279         776,729
                                           1998     1.361         1.740         571,621

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  Strategic Equity Portfolio (continued)........................ 1997     1.065         1.361         315,371
                                                                 1996     1.000         1.065          44,777

  Travelers Quality Bond Portfolio (9/97)....................... 2005     1.404         1.413          91,268
                                                                 2004     1.372         1.404          82,834
                                                                 2003     1.294         1.372         150,257
                                                                 2002     1.235         1.294         171,337
                                                                 2001     1.164         1.235         134,991
                                                                 2000     1.098         1.164          95,811
                                                                 1999     1.097         1.098          22,006
                                                                 1998     1.020         1.097          21,396
                                                                 1997     1.000         1.020           5,949

  U.S. Government Securities Portfolio (10/96).................. 2005     1.697         1.753         213,820
                                                                 2004     1.614         1.697         215,844
                                                                 2003     1.586         1.614         291,068
                                                                 2002     1.409         1.586         497,491
                                                                 2001     1.344         1.409         327,668
                                                                 2000     1.186         1.344         327,066
                                                                 1999     1.249         1.186         206,083
                                                                 1998     1.144         1.249         145,195
                                                                 1997     1.025         1.144          81,229
                                                                 1996     1.000         1.025          51,072

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     1.003         1.017              --
                                                                 2004     1.001         1.003              --
                                                                 2003     1.000         1.001              --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.918         1.015              --
                                                                 2004     0.843         0.918              --
                                                                 2003     0.632         0.843              --
                                                                 2002     0.948         0.632              --
                                                                 2001     1.000         0.948              --

  Smith Barney High Income Portfolio (10/96).................... 2005     1.367         1.390          22,272
                                                                 2004     1.250         1.367          21,624
                                                                 2003     0.989         1.250          23,853
                                                                 2002     1.032         0.989          28,766
                                                                 2001     1.083         1.032          40,627
                                                                 2000     1.189         1.083          89,238

                        CONDENSED FINANCIAL INFORMATION

                                                                     UNIT VALUE AT               NUMBER OF UNITS
                                                                     BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                  YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                  ---- ------------- ------------- ---------------
  Smith Barney High Income Portfolio (continued)............... 1999     1.170         1.189           69,835
                                                                1998     1.176         1.170           44,716
                                                                1997     1.000         1.176           34,790

  Smith Barney International All Cap Growth Portfolio (10/96).. 2005     1.013         1.121          232,768
                                                                2004     0.868         1.013          251,365
                                                                2003     0.687         0.868          272,133
                                                                2002     0.934         0.687          335,149
                                                                2001     1.370         0.934          407,552
                                                                2000     1.814         1.370          560,029
                                                                1999     1.092         1.814          209,539
                                                                1998     1.035         1.092          118,339
                                                                1997     1.000         1.035           97,802
                                                                1997     1.017         1.000               --
                                                                1996     1.000         1.017            8,808

  Smith Barney Large Cap Value Portfolio (10/96)............... 2005     1.493         1.575          490,421
                                                                2004     1.363         1.493          549,067
                                                                2003     1.078         1.363          610,062
                                                                2002     1.459         1.078          734,035
                                                                2001     1.604         1.459          900,664
                                                                2000     1.432         1.604        1,337,882
                                                                1999     1.445         1.432        1,338,259
                                                                1998     1.328         1.445        1,199,090
                                                                1997     1.000         1.328        1,048,182
                                                                1997     1.058         1.000               --
                                                                1996     1.000         1.058          270,469

  Smith Barney Large Capitalization Growth Portfolio (5/98).... 2005     1.471         1.533          102,460
                                                                2004     1.480         1.471          117,362
                                                                2003     1.012         1.480          106,194
                                                                2002     1.359         1.012          121,437
                                                                2001     1.568         1.359          141,575
                                                                2000     1.701         1.568          187,316
                                                                1999     1.313         1.701           87,242
                                                                1998     1.000         1.313               --

  Smith Barney Money Market Portfolio (10/96).................. 2005     1.224         1.247          279,111
                                                                2004     1.225         1.224          284,339
                                                                2003     1.229         1.225          281,487

                        CONDENSED FINANCIAL INFORMATION

                                                             UNIT VALUE AT               NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                          YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                          ---- ------------- ------------- ---------------
  Smith Barney Money Market Portfolio (continued)...... 2002     1.225         1.229          434,581
                                                        2001     1.192         1.225          637,197
                                                        2000     1.135         1.192          894,768
                                                        1999     1.094         1.135          905,258
                                                        1998     1.051         1.094          433,846
                                                        1997     1.010         1.051          124,936
                                                        1996     1.000         1.010           56,124

  Social Awareness Stock Portfolio (10/96)............. 2005     1.616         1.671          224,933
                                                        2004     1.535         1.616          274,250
                                                        2003     1.203         1.535          294,545
                                                        2002     1.616         1.203          333,791
                                                        2001     1.935         1.616          362,465
                                                        2000     1.963         1.935          585,417
                                                        1999     1.711         1.963          497,383
                                                        1998     1.306         1.711          293,875
                                                        1997     1.036         1.306          124,610
                                                        1996     1.000         1.036           35,689

Van Kampen Life Investment Trust
  Emerging Growth Portfolio -- Class II Shares (5/01).. 2005     0.725         0.773            6,141
                                                        2004     0.686         0.725            1,289
                                                        2003     0.545         0.686              272
                                                        2002     0.817         0.545               --
                                                        2001     1.000         0.817               --

  Enterprise Portfolio -- Class II Shares (5/01)....... 2005     0.813         0.869               95
                                                        2004     0.791         0.813              625
                                                        2003     0.635         0.791              244
                                                        2002     0.911         0.635               --
                                                        2001     1.000         0.911               --

Variable Insurance Products Fund
  Asset Manager SM Portfolio -- Initial Class (10/96).. 2005     1.567         1.615          359,301
                                                        2004     1.500         1.567          431,583
                                                        2003     1.284         1.500          450,679
                                                        2002     1.420         1.284          554,458
                                                        2001     1.495         1.420          744,567
                                                        2000     1.571         1.495        1,048,926
                                                        1999     1.427         1.571        1,051,184
                                                        1998     1.048         1.427        1,072,725

                        CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT               NUMBER OF UNITS
                                                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                       ---- ------------- ------------- ---------------
  Contrafund(R) Portfolio -- Service Class 2 (5/01)................. 2005     1.231         1.422           14,933
                                                                     2004     1.079         1.231            6,459
                                                                     2003     0.850         1.079               --
                                                                     2002     0.949         0.850               --
                                                                     2001     1.000         0.949           18,707

  Dynamic Capital Appreciation Portfolio -- Service Class 2 (5/01).. 2005     0.962         1.150           13,030
                                                                     2004     0.959         0.962            6,053
                                                                     2003     0.775         0.959              610
                                                                     2002     0.846         0.775               --
                                                                     2001     1.000         0.846               --

  Equity -- Income Portfolio -- Initial Class (10/96)............... 2005     1.829         1.918        1,051,426
                                                                     2004     1.656         1.829        1,124,786
                                                                     2003     1.282         1.656        1,206,650
                                                                     2002     1.559         1.282        1,435,393
                                                                     2001     1.656         1.559        1,942,970
                                                                     2000     1.542         1.656        2,541,551
                                                                     1999     1.464         1.542        2,594,215
                                                                     1998     1.324         1.464        2,294,202

  Growth Portfolio -- Initial Class (10/96)......................... 2005     1.533         1.607        2,226,912
                                                                     2004     1.497         1.533        2,500,425
                                                                     2003     1.138         1.497        2,865,805
                                                                     2002     1.644         1.138        3,310,013
                                                                     2001     2.015         1.644        3,913,670
                                                                     2000     2.285         2.015        5,918,391
                                                                     1999     1.678         2.285        5,002,571
                                                                     1998     1.215         1.678        3,726,583

  High Income Portfolio -- Initial Class (10/96).................... 2005     1.128         1.148          302,677
                                                                     2004     1.039         1.128          317,740
                                                                     2003     0.825         1.039          370,448
                                                                     2002     0.805         0.825          381,847
                                                                     2001     0.920         0.805          481,330
                                                                     2000     1.199         0.920          654,249
                                                                     1999     1.119         1.199          680,684
                                                                     1998     1.181         1.119          578,543

  Mid Cap Portfolio -- Service Class 2 (5/01)....................... 2005     1.554         1.817            5,077
                                                                     2004     1.259         1.554            2,603

                        CONDENSED FINANCIAL INFORMATION

                                                          UNIT VALUE AT               NUMBER OF UNITS
                                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                       ---- ------------- ------------- ---------------
  Mid Cap Portfolio -- Service Class 2 (continued).. 2003     0.919         1.259           774
                                                     2002     1.031         0.919            --
                                                     2001     1.000         1.031            --

                        CONDENSED FINANCIAL INFORMATION

                        SEPARATE ACCOUNT CHARGES 1.15%



                                                           UNIT VALUE AT               NUMBER OF UNITS
                                                           BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                        YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                        ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97)................... 2005     1.894         2.214        2,477,295
                                                      2004     1.603         1.894        1,739,170
                                                      2003     1.298         1.603        1,800,543
                                                      2002     1.753         1.298        1,993,402
                                                      2001     2.400         1.753        1,026,204
                                                      2000     3.107         2.400          909,468
                                                      1999     2.047         3.107          809,231
                                                      1998     1.282         2.047          429,279
                                                      1997     1.027         1.282           58,734

  Dreyfus Stock Index Fund -- Initial Shares (1/97).. 2005     1.773         1.835          779,772
                                                      2004     1.621         1.773          874,253
                                                      2003     1.277         1.621          799,701
                                                      2002     1.664         1.277          680,643
                                                      2001     1.917         1.664          603,427
                                                      2000     2.138         1.917          529,242
                                                      1999     1.793         2.138          458,187
                                                      1998     1.415         1.793          257,393
                                                      1997     1.000         1.415           87,374

  High Yield Bond Trust (10/96)...................... 2005     1.981         1.984          333,176
                                                      2004     1.843         1.981          284,411
                                                      2003     1.443         1.843          249,343
                                                      2002     1.396         1.443          260,817
                                                      2001     1.289         1.396          190,095
                                                      2000     1.292         1.289          110,433
                                                      1999     1.251         1.292           64,829
                                                      1998     1.188         1.251           33,994
                                                      1997     1.000         1.188            3,683

  Managed Assets Trust (10/96)....................... 2005     1.822         1.871          663,326
                                                      2004     1.684         1.822          959,539
                                                      2003     1.397         1.684        1,016,680
                                                      2002     1.546         1.397        1,058,871
                                                      2001     1.648         1.546          659,963
                                                      2000     1.694         1.648          459,188
                                                      1999     1.500         1.694          274,379
                                                      1998     1.250         1.500          146,528
                                                      1997     1.000         1.250           12,488

                        CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (5/01)......... 2005     0.790         0.825            4,831
                                                           2004     0.756         0.790            2,999
                                                           2003     0.611         0.756            1,412
                                                           2002     0.886         0.611               --
                                                           2001     1.000         0.886               --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96)..... 2005     1.601         1.615        3,084,611
                                                           2004     1.548         1.601        2,991,212
                                                           2003     1.483         1.548        2,953,611
                                                           2002     1.376         1.483        3,021,646
                                                           2001     1.303         1.376        2,567,937
                                                           2000     1.173         1.303        1,180,423
                                                           1999     1.220         1.173          415,013
                                                           1998     1.132         1.220          154,138
                                                           1997     1.000         1.132           24,590

  CitiStreet International Stock Fund -- Class I (10/96).. 2005     1.334         1.512        1,941,264
                                                           2004     1.175         1.334        2,909,419
                                                           2003     0.914         1.175        3,343,488
                                                           2002     1.190         0.914        3,800,784
                                                           2001     1.532         1.190        2,019,758
                                                           2000     1.685         1.532        1,092,967
                                                           1999     1.286         1.685          564,777
                                                           1998     1.133         1.286          210,146
                                                           1997     1.000         1.133           25,148

  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.167         1.230        3,599,368
                                                           2004     1.072         1.167        3,823,809
                                                           2003     0.847         1.072        4,135,294
                                                           2002     1.110         0.847        3,561,773
                                                           2001     1.333         1.110        2,715,265
                                                           2000     1.585         1.333        1,661,400
                                                           1999     1.608         1.585          763,197
                                                           1998     1.408         1.608          347,272
                                                           1997     1.000         1.408           95,491

                        CONDENSED FINANCIAL INFORMATION

                                                                        UNIT VALUE AT               NUMBER OF UNITS
                                                                        BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                     ---- ------------- ------------- ---------------
  CitiStreet Small Company Stock Fund -- Class I (10/96).......... 2005     1.513         1.604        1,316,120
                                                                   2004     1.331         1.513        1,313,625
                                                                   2003     0.941         1.331        1,517,445
                                                                   2002     1.248         0.941        1,218,122
                                                                   2001     1.243         1.248          991,516
                                                                   2000     1.142         1.243        1,071,633
                                                                   1999     0.845         1.142          627,445
                                                                   1998     0.936         0.845          236,065
                                                                   1997     1.000         0.936           24,064
                                                                   1997     0.885         1.000               --
                                                                   1996     1.000         0.885               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (11/98).......... 2005     1.783         2.255           47,608
                                                                   2004     1.444         1.783           68,011
                                                                   2003     1.022         1.444           64,081
                                                                   2002     1.169         1.022           55,791
                                                                   2001     1.309         1.169           46,246

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)............... 2005     2.365         2.505          130,738
                                                                   2004     1.821         2.365           68,411
                                                                   2003     1.374         1.821           36,499
                                                                   2002     1.330         1.374           28,806
                                                                   2001     1.237         1.330           17,886
                                                                   2000     0.952         1.237            6,571
                                                                   1999     1.000         0.952            2,453

Dreyfus Variable Investment Fund
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98).. 2005     1.068         1.102          478,623
                                                                   2004     1.028         1.068          488,966
                                                                   2003     0.858         1.028          518,166
                                                                   2002     1.042         0.858          503,174
                                                                   2001     1.163         1.042          389,965
                                                                   2000     1.184         1.163          274,697
                                                                   1999     1.074         1.184          100,924
                                                                   1998     1.000         1.074            1,944

                        CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT               NUMBER OF UNITS
                                                                              BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                           ---- ------------- ------------- ---------------
  Dreyfus VIF -- Developing Leaders Portfolio -- Initial Shares (9/98).. 2005     1.736         1.815         667,057
                                                                         2004     1.577         1.736         520,898
                                                                         2003     1.211         1.577         440,247
                                                                         2002     1.515         1.211         368,770
                                                                         2001     1.632         1.515         277,391
                                                                         2000     1.457         1.632         156,058
                                                                         1999     1.197         1.457          44,319
                                                                         1998     1.000         1.197           1,114

Franklin Templeton Variable Insurance Products Trust
  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)......................................................... 2005     1.231         1.550          33,302
                                                                         2004     1.000         1.231              --

  Templeton Foreign Securities Fund -- Class 2 Shares (5/04)............ 2005     1.154         1.257         160,940
                                                                         2004     1.000         1.154         101,332

  Templeton Global Asset Allocation Fund -- Class 1 Shares (10/96)...... 2005     1.955         2.007         422,122
                                                                         2004     1.706         1.955         425,846
                                                                         2003     1.304         1.706         426,916
                                                                         2002     1.377         1.304         403,788
                                                                         2001     1.543         1.377         386,039
                                                                         2000     1.556         1.543         394,690
                                                                         1999     1.281         1.556         415,299
                                                                         1998     1.216         1.281          52,584
                                                                         1997     1.000         1.216         358,096

  Templeton Growth Securities Fund -- Class 1 Shares (10/96)............ 2005     1.928         2.079         405,690
                                                                         2004     1.678         1.928         445,332
                                                                         2003     1.280         1.678         475,843
                                                                         2002     1.585         1.280         471,137
                                                                         2001     1.619         1.585         449,927
                                                                         2000     1.525         1.619         429,598
                                                                         1999     1.195         1.525         485,025
                                                                         1998     1.194         1.195         193,454
                                                                         1997     1.000         1.194         129,091

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                    ---- ------------- ------------- ---------------
Janus Aspen Series
  Balanced Portfolio -- Service Shares (5/01).................... 2005     1.066         1.135          66,247
                                                                  2004     0.996         1.066          46,310
                                                                  2003     0.886         0.996          19,355
                                                                  2002     0.960         0.886           3,729
                                                                  2001     1.000         0.960              --

  Mid Cap Growth Portfolio -- Service Shares (5/01).............. 2005     0.869         0.962          48,318
                                                                  2004     0.729         0.869          44,929
                                                                  2003     0.548         0.729          30,870
                                                                  2002     0.771         0.548           8,353
                                                                  2001     1.000         0.771             276

  Worldwide Growth Portfolio -- Service Shares (5/01)............ 2005     0.777         0.811          58,347
                                                                  2004     0.752         0.777          21,888
                                                                  2003     0.615         0.752          10,406
                                                                  2002     0.838         0.615          13,379
                                                                  2001     1.000         0.838             312

PIMCO Variable Insurance Trust
  Total Return Portfolio -- Administrative Class (5/01).......... 2005     1.224         1.240         155,217
                                                                  2004     1.181         1.224         137,113
                                                                  2003     1.137         1.181         164,279
                                                                  2002     1.055         1.137          29,918
                                                                  2001     1.000         1.055           5,387

Putnam Variable Trust
 Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)....... 2005     0.780         0.827          15,111
                                                                  2004     0.733         0.780          13,080
                                                                  2003     0.562         0.733          10,885
                                                                  2002     0.807         0.562           8,720
                                                                  2001     1.000         0.807           8,360

  Putnam VT International Equity Fund -- Class IB Shares (5/01).. 2005     1.020         1.132          44,320
                                                                  2004     0.888         1.020          38,611
                                                                  2003     0.699         0.888          21,113
                                                                  2002     0.859         0.699          17,075
                                                                  2001     1.000         0.859              --

                        CONDENSED FINANCIAL INFORMATION

                                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                               ---- ------------- ------------- ---------------
  Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).. 2005     1.626         1.721         146,395
                                                             2004     1.303         1.626          91,130
                                                             2003     0.881         1.303          63,649
                                                             2002     1.090         0.881          75,450
                                                             2001     1.000         1.090             258

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (10/98)........................... 2005     1.775         1.826         203,410
                                                             2004     1.658         1.775         261,535
                                                             2003     1.206         1.658         221,186
                                                             2002     1.628         1.206         158,645
                                                             2001     1.616         1.628          94,673

  Investors Fund -- Class I (10/98)......................... 2005     1.559         1.642         120,447
                                                             2004     1.429         1.559         113,922
                                                             2003     1.092         1.429          91,499
                                                             2002     1.436         1.092          75,511
                                                             2001     1.515         1.436          26,027
                                                             2000     1.330         1.515           5,096
                                                             1999     1.205         1.330           1,501
                                                             1998     1.000         1.205              --

  Small Cap Growth Fund -- Class I (5/01)................... 2005     1.050         1.089          47,796
                                                             2004     0.923         1.050          44,056
                                                             2003     0.627         0.923          36,074
                                                             2002     0.971         0.627          14,644
                                                             2001     1.000         0.971             172

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)................. 2005     0.876         0.942          47,271
                                                             2004     0.832         0.876          60,480
                                                             2003     0.651         0.832          48,589
                                                             2002     0.865         0.651          44,857
                                                             2001     1.000         0.865           6,390

  Convertible Securities Portfolio (8/99)................... 2005     1.443         1.432          19,865
                                                             2004     1.373         1.443          16,992
                                                             2003     1.100         1.373          12,649
                                                             2002     1.197         1.100          11,298
                                                             2001     1.221         1.197           4,158

                        CONDENSED FINANCIAL INFORMATION

                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                   ---- ------------- ------------- ---------------
  Convertible Securities Portfolio (continued).. 2000     1.097         1.221               --
                                                 1999     1.000         1.097               --

  Disciplined Mid Cap Stock Portfolio (9/98).... 2005     2.037         2.264          371,108
                                                 2004     1.769         2.037          101,002
                                                 2003     1.338         1.769           75,678
                                                 2002     1.580         1.338           61,997
                                                 2001     1.665         1.580           26,479
                                                 2000     1.444         1.665            8,052
                                                 1999     1.288         1.444            1,943
                                                 1998     1.000         1.288              111

  Mercury Large Cap Core Portfolio (10/98)...... 2005     1.105         1.224           20,460
                                                 2004     0.964         1.105           25,111
                                                 2003     0.805         0.964           36,279
                                                 2002     1.088         0.805           28,508
                                                 2001     1.420         1.088           20,448
                                                 2000     1.521         1.420           12,601
                                                 1999     1.244         1.521            1,167
                                                 1998     1.000         1.244               --

  MFS(R) Emerging Growth Portfolio (5/01)....... 2005     0.752         0.730               --
                                                 2004     0.674         0.752            7,979
                                                 2003     0.528         0.674            5,417
                                                 2002     0.813         0.528            2,747
                                                 2001     1.000         0.813               40

  MFS(R) Mid Cap Growth Portfolio (10/98)....... 2005     1.239         1.263          340,916
                                                 2004     1.099         1.239          372,161
                                                 2003     0.811         1.099          332,682
                                                 2002     1.603         0.811          247,468
                                                 2001     2.125         1.603          144,030
                                                 2000     1.966         2.125           64,395
                                                 1999     1.211         1.966            1,622
                                                 1998     1.000         1.211               --

  MFS(R) Total Return Portfolio (10/96)......... 2005     1.900         1.934        2,332,491
                                                 2004     1.724         1.900        1,400,796
                                                 2003     1.497         1.724        1,458,409
                                                 2002     1.598         1.497        1,565,486
                                                 2001     1.617         1.598          387,113

                        CONDENSED FINANCIAL INFORMATION

                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                ---- ------------- ------------- ---------------
  MFS(R) Total Return Portfolio (continued).. 2000     1.402         1.617          314,686
                                              1999     1.382         1.402          238,310
                                              1998     1.252         1.382          114,873
                                              1997     1.000         1.252           23,942

  MFS(R) Value Portfolio (5/04).............. 2005     1.124         1.183        1,774,906
                                              2004     1.000         1.124               --

                        CONDENSED FINANCIAL INFORMATION

                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                 ---- ------------- ------------- ---------------
  Pioneer Fund Portfolio (10/96).............. 2005     1.281         1.342          174,734
                                               2004     1.166         1.281          160,136
                                               2003     0.953         1.166          193,950
                                               2002     1.381         0.953          171,326
                                               2001     1.815         1.381          134,756
                                               2000     1.477         1.815           68,174
                                               1999     1.495         1.477           65,548
                                               1998     1.280         1.495           15,300
                                               1997     1.000         1.280              538

  Pioneer Strategic Income Portfolio (10/96).. 2005     1.485         1.522          218,154
                                               2004     1.354         1.485          139,939
                                               2003     1.146         1.354          194,321
                                               2002     1.095         1.146          207,068
                                               2001     1.063         1.095          199,181
                                               2000     1.079         1.063          174,538
                                               1999     1.080         1.079          139,658
                                               1998     1.085         1.080           89,751
                                               1997     1.000         1.085            2,136

  Strategic Equity Portfolio (10/96).......... 2005     1.470         1.483          757,966
                                               2004     1.349         1.470        1,025,980
                                               2003     1.030         1.349        1,035,723
                                               2002     1.568         1.030        1,016,916
                                               2001     1.831         1.568          679,805
                                               2000     2.265         1.831          501,928
                                               1999     1.732         2.265          300,983
                                               1998     1.358         1.732          201,618
                                               1997     1.000         1.358           25,227

  Travelers Quality Bond Portfolio (9/97)..... 2005     1.383         1.390          429,437
                                               2004     1.355         1.383          344,205
                                               2003     1.281         1.355          303,194
                                               2002     1.225         1.281          393,375
                                               2001     1.156         1.225          155,136
                                               2000     1.093         1.156          134,013
                                               1999     1.094         1.093          106,388
                                               1998     1.020         1.094           23,910
                                               1997     1.000         1.020            9,879

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  U.S. Government Securities Portfolio (10/96).................. 2005     1.669         1.721         648,697
                                                                 2004     1.591         1.669         496,882
                                                                 2003     1.566         1.591         484,219
                                                                 2002     1.394         1.566         447,087
                                                                 2001     1.333         1.394         155,072
                                                                 2000     1.178         1.333          96,447
                                                                 1999     1.243         1.178          74,915
                                                                 1998     1.141         1.243          22,572
                                                                 1997     1.000         1.141           2,710

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     1.000         1.012           9,179
                                                                 2004     1.000         1.000              --
                                                                 2003     1.000         1.000              --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.911         1.005         447,111
                                                                 2004     0.838         0.911         242,272
                                                                 2003     0.630         0.838         144,692
                                                                 2002     0.947         0.630          54,158
                                                                 2001     1.000         0.947           4,297

  Smith Barney High Income Portfolio (10/96).................... 2005     1.345         1.364         123,485
                                                                 2004     1.232         1.345         108,361
                                                                 2003     0.977         1.232         108,788
                                                                 2002     1.022         0.977          90,083
                                                                 2001     1.074         1.022          95,509
                                                                 2000     1.181         1.074          25,916
                                                                 1999     1.165         1.181          19,237
                                                                 1998     1.173         1.165          14,828
                                                                 1997     1.000         1.173           2,552

  Smith Barney International All Cap Growth Portfolio (10/96)... 2005     0.997         1.101         271,620
                                                                 2004     0.855         0.997         293,359
                                                                 2003     0.679         0.855         316,712
                                                                 2002     0.924         0.679         281,821
                                                                 2001     1.358         0.924         200,689
                                                                 2000     1.803         1.358         138,505
                                                                 1999     1.087         1.803          92,095
                                                                 1998     1.033         1.087          54,366
                                                                 1997     1.000         1.033           4,658

                        CONDENSED FINANCIAL INFORMATION

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
  Smith Barney Large Cap Value Portfolio (10/96)............. 2005     1.469         1.546         233,308
                                                              2004     1.343         1.469         325,091
                                                              2003     1.065         1.343         294,442
                                                              2002     1.444         1.065         249,688
                                                              2001     1.591         1.444         201,867
                                                              2000     1.423         1.591         159,017
                                                              1999     1.438         1.423         107,554
                                                              1998     1.324         1.438          81,366
                                                              1997     1.000         1.324           9,074

  Smith Barney Large Capitalization Growth Portfolio (5/98).. 2005     1.453         1.511         813,934
                                                              2004     1.464         1.453         471,937
                                                              2003     1.004         1.464         358,583
                                                              2002     1.350         1.004         266,392
                                                              2001     1.561         1.350         211,516
                                                              2000     1.697         1.561         142,591
                                                              1999     1.312         1.697          51,499
                                                              1998     1.000         1.312              --

  Smith Barney Money Market Portfolio (10/96)................ 2005     1.204         1.224         865,878
                                                              2004     1.207         1.204         548,407
                                                              2003     1.213         1.207         502,040
                                                              2002     1.212         1.213         522,225
                                                              2001     1.182         1.212         424,446
                                                              2000     1.128         1.182         353,131
                                                              1999     1.089         1.128         152,444
                                                              1998     1.048         1.089         371,996
                                                              1997     1.000         1.048          24,063

  Social Awareness Stock Portfolio (10/96)................... 2005     1.589         1.640         394,874
                                                              2004     1.513         1.589         439,540
                                                              2003     1.188         1.513         428,528
                                                              2002     1.599         1.188         396,867
                                                              2001     1.918         1.599         313,580
                                                              2000     1.950         1.918         249,227
                                                              1999     1.703         1.950         139,985
                                                              1998     1.303         1.703          81,076
                                                              1997     1.000         1.303           4,602

                        CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT               NUMBER OF UNITS
                                                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                       ---- ------------- ------------- ---------------
Van Kampen Life Investment Trust
  Emerging Growth Portfolio -- Class II Shares (5/01)............... 2005     0.720         0.766           23,475
                                                                     2004     0.682         0.720           31,707
                                                                     2003     0.543         0.682           21,751
                                                                     2002     0.816         0.543           18,844
                                                                     2001     1.000         0.816            4,565

  Enterprise Portfolio -- Class II Shares (5/01).................... 2005     0.807         0.861           10,445
                                                                     2004     0.787         0.807           19,930
                                                                     2003     0.633         0.787           41,403
                                                                     2002     0.910         0.633           40,595
                                                                     2001     1.000         0.910               --

Variable Insurance Products Fund
  Asset Manager SM Portfolio -- Initial Class (10/96)............... 2005     1.542         1.586          605,856
                                                                     2004     1.479         1.542          572,513
                                                                     2003     1.268         1.479          543,269
                                                                     2002     1.405         1.268          533,952
                                                                     2001     1.482         1.405          514,150
                                                                     2000     1.561         1.482          501,724
                                                                     1999     1.421         1.561          476,733
                                                                     1998     1.249         1.421          106,115

  Contrafund(R) Portfolio -- Service Class 2 (5/01)................. 2005     1.222         1.409          170,959
                                                                     2004     1.073         1.222          869,834
                                                                     2003     0.847         1.073          922,866
                                                                     2002     0.948         0.847        1,049,634
                                                                     2001     1.000         0.948               --

  Dynamic Capital Appreciation Portfolio -- Service Class 2 (5/01).. 2005     0.955         1.139               --
                                                                     2004     0.953         0.955              545
                                                                     2003     0.772         0.953              545
                                                                     2002     0.845         0.772               --
                                                                     2001     1.000         0.845               --

                        CONDENSED FINANCIAL INFORMATION

                                                             UNIT VALUE AT               NUMBER OF UNITS
                                                             BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                          YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                          ---- ------------- ------------- ---------------
  Equity -- Income Portfolio -- Initial Class (10/96).. 2005     1.799         1.883          426,800
                                                        2004     1.632         1.799          400,554
                                                        2003     1.266         1.632          412,260
                                                        2002     1.543         1.266          409,742
                                                        2001     1.642         1.543          406,693
                                                        2000     1.532         1.642          359,257
                                                        1999     1.457         1.532          359,627
                                                        1998     1.321         1.457          302,651

  Growth Portfolio -- Initial Class (10/96)............ 2005     1.508         1.578          821,849
                                                        2004     1.476         1.508          867,802
                                                        2003     1.124         1.476          832,232
                                                        2002     1.626         1.124          763,284
                                                        2001     1.998         1.626          770,117
                                                        2000     2.270         1.998          828,146
                                                        1999     1.671         2.270          838,004
                                                        1998     1.212         1.671          297,359

  High Income Portfolio -- Initial Class (10/96)....... 2005     1.110         1.127          175,314
                                                        2004     1.025         1.110          167,884
                                                        2003     0.814         1.025          166,192
                                                        2002     0.796         0.814          182,656
                                                        2001     0.913         0.796          179,122
                                                        2000     1.191         0.913          214,777
                                                        1999     1.114         1.191          249,045
                                                        1998     1.178         1.114          181,391

  Mid Cap Portfolio -- Service Class 2 (5/01).......... 2005     1.543         1.800        1,625,466
                                                        2004     1.252         1.543          151,955
                                                        2003     0.916         1.252           39,931
                                                        2002     1.030         0.916           15,143
                                                        2001     1.000         1.030               --

                                     NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005. the PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares, and is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Product Fund: High Income Portfolio -- Initial Class is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund is no longer available to new contract owners.

                           GOLD TRACK SELECT ANNUITY

                        CONDENSED FINANCIAL INFORMATION

                        CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                        SEPARATE ACCOUNT CHARGES 0.90%



                                          UNIT VALUE AT               NUMBER OF UNITS
                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                       ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97).. 2005     1.934         2.265        6,353,087
                                     2004     1.633         1.934        7,119,040
                                     2003     1.319         1.633        7,759,611
                                     2002     1.776         1.319        8,312,995
                                     2001     2.425         1.776        7,353,745
                                     2000     3.132         2.425        8,351,011
                                     1999     2.059         3.132        5,825,126
                                     1998     1.285         2.059        2,581,625
                                     1997     1.000         1.285          126,822

  High Yield Bond Trust (3/97)...... 2005     2.022         2.031        1,128,044
                                     2004     1.876         2.022        1,205,658
                                     2003     1.466         1.876        1,347,718
                                     2002     1.414         1.466        1,273,395
                                     2001     1.303         1.414        1,092,333
                                     2000     1.302         1.303        1,041,038
                                     1999     1.258         1.302          715,406
                                     1998     1.191         1.258          255,952
                                     1997     1.000         1.191            7,092

  Managed Assets Trust (3/97)....... 2005     1.860         1.914        8,060,964
                                     2004     1.715         1.860        9,319,822
                                     2003     1.419         1.715       10,487,685
                                     2002     1.566         1.419       11,222,707
                                     2001     1.665         1.566       10,742,074
                                     2000     1.708         1.665       10,503,987
                                     1999     1.509         1.708        6,231,885
                                     1998     1.254         1.509        1,472,171
                                     1997     1.000         1.254           74,574

  Money Market Portfolio (9/98)..... 2005     1.145         1.167        4,167,488
                                     2004     1.144         1.145        3,813,983
                                     2003     1.145         1.144        4,725,783
                                     2002     1.140         1.145        4,862,455
                                     2001     1.108         1.140        3,329,970
                                     2000     1.053         1.108        1,855,767

                        CONDENSED FINANCIAL INFORMATION

                                                               UNIT VALUE AT               NUMBER OF UNITS
                                                               BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                            YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                            ---- ------------- ------------- ---------------
  Money Market Portfolio (continued)..................... 1999     1.012         1.053        1,189,996
                                                          1998     1.000         1.012            9,415

AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (7/01)........ 2005     0.797         0.835          194,567
                                                          2004     0.761         0.797          155,719
                                                          2003     0.614         0.761          142,910
                                                          2002     0.888         0.614          119,303
                                                          2001     1.000         0.888           17,938

American Funds Insurance Series
  Global Growth Fund -- Class 2 Shares (5/04)............ 2005     1.108         1.252           37,996
                                                          2004     1.000         1.108           20,388

  Growth Fund -- Class 2 Shares (5/04)................... 2005     1.090         1.255          274,882
                                                          2004     1.000         1.090          100,116

  Growth-Income Fund -- Class 2 Shares (5/04)............ 2005     1.082         1.135          141,287
                                                          2004     1.000         1.082           43,157

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96).... 2005     1.634         1.653       31,980,172
                                                          2004     1.576         1.634       33,286,337
                                                          2003     1.506         1.576       33,323,373
                                                          2002     1.395         1.506       34,775,771
                                                          2001     1.317         1.395       30,361,670
                                                          2000     1.183         1.317       14,899,209
                                                          1999     1.227         1.183        9,288,007
                                                          1998     1.135         1.227        2,127,335
                                                          1997     1.000         1.135          115,168

  CitiStreet International Stock Fund -- Class I (3/97).. 2005     1.362         1.547       19,827,146
                                                          2004     1.196         1.362       22,557,627
                                                          2003     0.928         1.196       26,460,006
                                                          2002     1.206         0.928       30,021,643
                                                          2001     1.549         1.206       23,995,470
                                                          2000     1.699         1.549       15,136,568
                                                          1999     1.294         1.699        9,785,093
                                                          1998     1.136         1.294        2,315,866
                                                          1997     1.000         1.136          145,853

                        CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.191         1.259       36,861,012
                                                           2004     1.092         1.191       40,567,075
                                                           2003     0.860         1.092       44,895,679
                                                           2002     1.124         0.860       42,762,585
                                                           2001     1.347         1.124       33,478,901
                                                           2000     1.598         1.347       21,922,793
                                                           1999     1.617         1.598       12,359,933
                                                           1998     1.412         1.617        3,149,947
                                                           1997     1.000         1.412          185,044

  CitiStreet Small Company Stock Fund -- Class I (10/96).. 2005     1.544         1.642       13,217,353
                                                           2004     1.356         1.544       14,893,781
                                                           2003     0.956         1.356       17,742,614
                                                           2002     1.265         0.956       16,221,571
                                                           2001     1.257         1.265       14,103,051
                                                           2000     1.152         1.257       16,945,813
                                                           1999     0.850         1.152       11,854,378
                                                           1998     0.939         0.850        2,811,132
                                                           1997     1.000         0.939          129,811

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (1/98)... 2005     1.811         2.296          469,710
                                                           2004     1.462         1.811          439,086
                                                           2003     1.033         1.462          493,463
                                                           2002     1.178         1.033          462,012
                                                           2001     1.316         1.178          428,951
                                                           2000     1.940         1.316          416,918
                                                           1999     1.079         1.940          130,887
                                                           1998     1.000         1.079              309

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)....... 2005     2.400         2.549          646,064
                                                           2004     1.843         2.400          661,395
                                                           2003     1.388         1.843          577,035
                                                           2002     1.340         1.388          566,695
                                                           2001     1.243         1.340          200,175
                                                           2000     0.955         1.243           93,827
                                                           1999     1.000         0.955           31,985

                        CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT               NUMBER OF UNITS
                                                                              BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                           ---- ------------- ------------- ---------------
  Delaware VIP Small Cap Value Series -- Standard Class (9/98).......... 2005     2.173         2.356        1,411,732
                                                                         2004     1.805         2.173        1,380,320
                                                                         2003     1.283         1.805        1,187,991
                                                                         2002     1.371         1.283        1,043,013
                                                                         2001     1.237         1.371          512,386
                                                                         2000     1.056         1.237          286,654
                                                                         1999     1.120         1.056          128,715
                                                                         1998     1.000         1.120               --

Dreyfus Variable Investment Fund
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98)........ 2005     1.085         1.122        6,029,905
                                                                         2004     1.042         1.085        7,085,943
                                                                         2003     0.868         1.042        7,848,145
                                                                         2002     1.051         0.868        7,987,601
                                                                         2001     1.170         1.051        8,040,744
                                                                         2000     1.188         1.170        7,923,781
                                                                         1999     1.076         1.188        5,775,356
                                                                         1998     1.000         1.076           18,841

  Dreyfus VIF -- Developing Leaders Portfolio -- Initial Shares (9/98).. 2005     1.763         1.849        3,297,157
                                                                         2004     1.598         1.763        3,672,427
                                                                         2003     1.224         1.598        3,791,241
                                                                         2002     1.527         1.224        3,537,725
                                                                         2001     1.642         1.527        2,746,630
                                                                         2000     1.462         1.642        1,522,221
                                                                         1999     1.198         1.462          437,132
                                                                         1998     1.000         1.198            2,563

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund -- Class 2 Shares (5/03)................ 2005     1.343         1.471           69,150
                                                                         2004     1.203         1.343           63,881
                                                                         2003     1.000         1.203              419

  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)......................................................... 2005     1.233         1.557           66,965
                                                                         2004     1.000         1.233           14,936

                        CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Templeton Foreign Securities Fund -- Class 2 Shares (5/04).. 2005     1.156         1.262           80,421
                                                               2004     1.000         1.156           24,205

  Templeton Growth Securities Fund -- Class 2 Shares (5/04)... 2005     1.125         1.214           23,479
                                                               2004     1.000         1.125           13,087

Greenwich Street Series Fund
  Appreciation Portfolio (5/01)............................... 2005     1.026         1.060          523,271
                                                               2004     0.951         1.026          445,019
                                                               2003     0.771         0.951          297,917
                                                               2002     0.943         0.771          158,885
                                                               2001     1.000         0.943            5,643

  Equity Index Portfolio -- Class II Shares (5/99)............ 2005     0.907         0.937       10,446,286
                                                               2004     0.830         0.907       10,703,405
                                                               2003     0.656         0.830       11,088,386
                                                               2002     0.853         0.656       10,110,522
                                                               2001     0.982         0.853        8,223,768
                                                               2000     1.092         0.982        5,518,988
                                                               1999     1.000         1.092        1,901,306

  Fundamental Value Portfolio (5/01).......................... 2005     1.061         1.102        3,124,271
                                                               2004     0.990         1.061        3,118,323
                                                               2003     0.720         0.990        2,853,835
                                                               2002     0.924         0.720        2,191,811
                                                               2001     1.000         0.924          440,652

Janus Aspen Series
  Balanced Portfolio -- Service Shares (7/01)................. 2005     1.076         1.148        1,582,949
                                                               2004     1.003         1.076        1,459,758
                                                               2003     0.890         1.003        1,236,613
                                                               2002     0.962         0.890          846,384
                                                               2001     1.000         0.962          164,981

  Mid Cap Growth Portfolio -- Service Shares (7/01)........... 2005     0.877         0.974          266,588
                                                               2004     0.734         0.877          253,071
                                                               2003     0.550         0.734          164,576
                                                               2002     0.772         0.550           99,571
                                                               2001     1.000         0.772            8,526

                        CONDENSED FINANCIAL INFORMATION

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
  Worldwide Growth Portfolio -- Service Shares (7/01)........ 2005     0.784         0.821          570,927
                                                              2004     0.757         0.784          532,525
                                                              2003     0.618         0.757          460,203
                                                              2002     0.839         0.618          429,601
                                                              2001     1.000         0.839           40,798

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/04)............... 2005     1.126         1.161           55,827
                                                              2004     1.000         1.126           13,219

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)......................... 2005     1.110         1.136           47,923
                                                              2004     1.000         1.110           17,490

  Mid-Cap Value Portfolio (5/04)............................. 2005     1.164         1.249           66,680
                                                              2004     1.000         1.164           37,796

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA -- Service Shares (5/04)... 2005     1.077         1.129            4,091
                                                              2004     1.000         1.077            3,315

PIMCO Variable Insurance Trust
  Real Return Portfolio -- Administrative Class (10/05)...... 2005     1.000         1.000            1,413

  Total Return Portfolio -- Administrative Class (7/01)...... 2005     1.236         1.255        1,495,695
                                                              2004     1.189         1.236        1,382,613
                                                              2003     1.142         1.189        1,042,471
                                                              2002     1.056         1.142          889,048
                                                              2001     1.000         1.056           53,795

Putnam Variable Trust
  Putnam VT Discovery Growth Fund -- Class IB Shares (7/01).. 2005     0.787         0.836           26,717
                                                              2004     0.738         0.787           17,365
                                                              2003     0.564         0.738           29,852
                                                              2002     0.808         0.564           55,233
                                                              2001     1.000         0.808               24

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                    ---- ------------- ------------- ---------------
  Putnam VT International Equity Fund -- Class IB Shares (7/01).. 2005     1.030         1.145          451,543
                                                                  2004     0.894         1.030          422,444
                                                                  2003     0.702         0.894          391,357
                                                                  2002     0.860         0.702          361,446
                                                                  2001     1.000         0.860           28,620

  Putnam VT Small Cap Value Fund -- Class IB Shares (7/01)....... 2005     1.641         1.741          622,184
                                                                  2004     1.312         1.641          585,757
                                                                  2003     0.885         1.312          483,680
                                                                  2002     1.092         0.885          354,693
                                                                  2001     1.000         1.092           82,682

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (7/01)................................. 2005     1.803         1.859        3,315,988
                                                                  2004     1.679         1.803        3,401,156
                                                                  2003     1.219         1.679        3,127,938
                                                                  2002     1.641         1.219        2,774,490
                                                                  2001     1.625         1.641        1,748,997
                                                                  2000     1.387         1.625          830,518
                                                                  1999     1.146         1.387          200,061
                                                                  1998     1.000         1.146              246

  Investors Fund -- Class I (10/98).............................. 2005     1.584         1.672          883,934
                                                                  2004     1.448         1.584          889,824
                                                                  2003     1.104         1.448          902,392
                                                                  2002     1.447         1.104          870,678
                                                                  2001     1.524         1.447          659,155
                                                                  2000     1.334         1.524          114,539
                                                                  1999     1.206         1.334           62,568
                                                                  1998     1.000         1.206               --

  Small Cap Growth Fund -- Class I (5/01)........................ 2005     1.060         1.102          241,290
                                                                  2004     0.929         1.060          228,170
                                                                  2003     0.630         0.929          134,409
                                                                  2002     0.973         0.630           69,007
                                                                  2001     1.000         0.973            2,230

  Total Return Fund -- Class I (9/98)............................ 2005     1.270         1.301          368,465
                                                                  2004     1.179         1.270          380,349
                                                                  2003     1.026         1.179          474,441

                        CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT               NUMBER OF UNITS
                                                                         BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                      ---- ------------- ------------- ---------------
  Total Return Fund -- Class I (continued)......................... 2002     1.112         1.026          427,969
                                                                    2001     1.131         1.112          299,085
                                                                    2000     1.058         1.131          238,124
                                                                    1999     1.059         1.058          128,948
                                                                    1998     1.000         1.059               --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio (7/01).................. 2005     0.825         0.816          135,518
                                                                    2004     0.805         0.825          118,865
                                                                    2003     0.658         0.805           98,038
                                                                    2002     0.897         0.658           79,175
                                                                    2001     1.000         0.897            9,901

  Smith Barney Premier Selections All Cap Growth Portfolio (7/01).. 2005     0.883         0.931            7,877
                                                                    2004     0.866         0.883           10,798
                                                                    2003     0.651         0.866           12,623
                                                                    2002     0.897         0.651           15,167
                                                                    2001     1.000         0.897            1,374

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)........................ 2005     0.885         0.953          912,697
                                                                    2004     0.838         0.885        1,104,995
                                                                    2003     0.654         0.838        1,071,564
                                                                    2002     0.867         0.654        1,031,030
                                                                    2001     1.000         0.867            2,726

  Convertible Securities Portfolio (8/99).......................... 2005     1.463         1.455               --
                                                                    2004     1.388         1.463               --
                                                                    2003     1.110         1.388               --
                                                                    2002     1.204         1.110               --
                                                                    2001     1.225         1.204               --
                                                                    2000     1.098         1.225               --
                                                                    1999     1.000         1.098               --

  Disciplined Mid Cap Stock Portfolio (9/98)....................... 2005     2.069         2.305        1,037,187
                                                                    2004     1.793         2.069        1,060,803
                                                                    2003     1.352         1.793        1,121,697
                                                                    2002     1.593         1.352        1,139,600
                                                                    2001     1.675         1.593          887,516
                                                                    2000     1.449         1.675          551,755

                        CONDENSED FINANCIAL INFORMATION

                                                         UNIT VALUE AT               NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                      YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                      ---- ------------- ------------- ---------------
  Disciplined Mid Cap Stock Portfolio (continued).. 1999     1.289         1.449          240,631
                                                    1998     1.000         1.289               --

  Equity Income Portfolio (7/97)................... 2005     1.486         1.538        6,984,373
                                                    2004     1.364         1.486        7,766,610
                                                    2003     1.050         1.364        8,505,278
                                                    2002     1.231         1.050        9,014,270
                                                    2001     1.330         1.231        8,908,492
                                                    2000     1.229         1.330        8,694,057
                                                    1999     1.182         1.229        6,669,310
                                                    1998     1.062         1.182        2,633,036
                                                    1997     1.000         1.062           66,733

  Federated High Yield Portfolio (10/97)........... 2005     1.344         1.366          144,690
                                                    2004     1.229         1.344          145,493
                                                    2003     1.013         1.229          142,648
                                                    2002     0.985         1.013          136,893
                                                    2001     0.975         0.985          213,598
                                                    2000     1.072         0.975          279,023
                                                    1999     1.049         1.072          218,380
                                                    1998     1.011         1.049           99,171
                                                    1997     1.000         1.011            3,118

  Federated Stock Portfolio (7/97)................. 2005     1.515         1.581        1,265,945
                                                    2004     1.383         1.515        1,402,815
                                                    2003     1.093         1.383        1,405,284
                                                    2002     1.367         1.093        1,644,124
                                                    2001     1.357         1.367        1,405,018
                                                    2000     1.320         1.357        1,809,305
                                                    1999     1.264         1.320        1,413,168
                                                    1998     1.083         1.264          591,770
                                                    1997     1.000         1.083           21,106

  Large Cap Portfolio (7/97)....................... 2005     1.226         1.320        5,416,783
                                                    2004     1.161         1.226        6,291,689
                                                    2003     0.940         1.161        7,068,308
                                                    2002     1.228         0.940        7,267,402
                                                    2001     1.499         1.228        7,061,359
                                                    2000     1.769         1.499        7,995,633
                                                    1999     1.380         1.769        4,955,852

                        CONDENSED FINANCIAL INFORMATION

                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                               ---- ------------- ------------- ---------------
  Large Cap Portfolio (continued)........... 1998     1.028         1.380          520,424
                                             1997     1.000         1.028           15,145

  Mercury Large Cap Core Portfolio (10/98).. 2005     1.122         1.246          401,825
                                             2004     0.977         1.122          369,816
                                             2003     0.814         0.977          410,094
                                             2002     1.097         0.814          463,710
                                             2001     1.427         1.097          367,340
                                             2000     1.525         1.427          271,264
                                             1999     1.245         1.525          120,603
                                             1998     1.000         1.245              214

  MFS(R) Emerging Growth Portfolio (5/01)... 2005     0.759         0.737               --
                                             2004     0.679         0.759           95,469
                                             2003     0.530         0.679           60,146
                                             2002     0.814         0.530           11,865
                                             2001     1.000         0.814            2,723

  MFS(R) Mid Cap Growth Portfolio (9/98).... 2005     1.259         1.286        2,285,720
                                             2004     1.113         1.259        2,446,747
                                             2003     0.820         1.113        2,656,075
                                             2002     1.617         0.820        2,515,434
                                             2001     2.137         1.617        1,931,448
                                             2000     1.972         2.137        1,377,795
                                             1999     1.212         1.972          154,186
                                             1998     1.000         1.212              538

  MFS(R) Total Return Portfolio (3/97)...... 2005     1.940         1.979        4,969,495
                                             2004     1.756         1.940        4,604,359
                                             2003     1.520         1.756        4,176,293
                                             2002     1.619         1.520        3,806,000
                                             2001     1.634         1.619        2,739,880
                                             2000     1.414         1.634        1,737,087
                                             1999     1.390         1.414        1,607,844
                                             1998     1.256         1.390          338,122
                                             1997     1.000         1.256           11,241

  MFS(R) Value Portfolio (5/04)............. 2005     1.126         1.188            6,233
                                             2004     1.000         1.126            3,503

                        CONDENSED FINANCIAL INFORMATION

                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                    ---- ------------- ------------- ---------------
  Mondrian International Stock Portfolio (8/97).. 2005     1.068         1.159        1,203,096
                                                  2004     0.931         1.068        1,168,328
                                                  2003     0.730         0.931        1,114,148
                                                  2002     0.847         0.730        1,208,152
                                                  2001     1.157         0.847        1,156,058
                                                  2000     1.319         1.157        1,022,403
                                                  1999     1.093         1.319          440,369
                                                  1998     0.979         1.093          139,586
                                                  1997     1.000         0.979            3,686

  Pioneer Fund Portfolio (3/97).................. 2005     1.308         1.373          999,949
                                                  2004     1.187         1.308        1,089,065
                                                  2003     0.968         1.187        1,202,636
                                                  2002     1.399         0.968        1,171,906
                                                  2001     1.834         1.399        1,031,776
                                                  2000     1.489         1.834          656,973
                                                  1999     1.504         1.489          375,024
                                                  1998     1.284         1.504           77,322
                                                  1997     1.000         1.284            1,816

  Pioneer Mid Cap Value Portfolio (8/05)......... 2005     1.000         1.008               --

  Pioneer Strategic Income Portfolio (10/96)..... 2005     1.516         1.558          531,932
                                                  2004     1.379         1.516          517,204
                                                  2003     1.164         1.379          513,026
                                                  2002     1.109         1.164          505,465
                                                  2001     1.074         1.109          452,977
                                                  2000     1.088         1.074          358,569
                                                  1999     1.086         1.088          249,302
                                                  1998     1.088         1.086           95,775
                                                  1997     1.000         1.088            1,776

  Strategic Equity Portfolio (3/97).............. 2005     1.501         1.517        6,825,267
                                                  2004     1.374         1.501        7,455,295
                                                  2003     1.046         1.374        8,333,571
                                                  2002     1.589         1.046        8,885,320
                                                  2001     1.850         1.589        8,483,917
                                                  2000     2.283         1.850        7,514,662
                                                  1999     1.742         2.283        4,335,442
                                                  1998     1.362         1.742        1,050,338
                                                  1997     1.000         1.362           27,182

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  Style Focus Series: Small Cap Growth Portfolio (7/05)......... 2005     1.000         1.029               --

  Travelers Quality Bond Portfolio (9/97)....................... 2005     1.409         1.419        1,206,162
                                                                 2004     1.376         1.409        1,257,867
                                                                 2003     1.298         1.376        1,262,182
                                                                 2002     1.238         1.298        1,222,675
                                                                 2001     1.166         1.238        1,017,864
                                                                 2000     1.100         1.166          536,459
                                                                 1999     1.098         1.100          382,500
                                                                 1998     1.020         1.098              806

  U.S. Government Securities Portfolio (10/96).................. 2005     1.704         1.762        2,180,068
                                                                 2004     1.620         1.704        2,433,134
                                                                 2003     1.591         1.620        2,731,377
                                                                 2002     1.413         1.591        2,516,486
                                                                 2001     1.347         1.413        1,682,264
                                                                 2000     1.188         1.347        1,106,538
                                                                 1999     1.250         1.188          880,918
                                                                 1998     1.145         1.250          210,497
                                                                 1997     1.000         1.145            3,011

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     1.003         1.018           16,174
                                                                 2004     1.001         1.003               --
                                                                 2003     1.000         1.001               --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.919         1.017        3,720,026
                                                                 2004     0.844         0.919        3,621,393
                                                                 2003     0.633         0.844        3,360,125
                                                                 2002     0.948         0.633        2,480,829
                                                                 2001     1.000         0.948          563,198

  Smith Barney High Income Portfolio (10/96).................... 2005     1.373         1.396          519,496
                                                                 2004     1.254         1.373          542,473
                                                                 2003     0.992         1.254          536,859
                                                                 2002     1.035         0.992          555,853
                                                                 2001     1.085         1.035          499,948
                                                                 2000     1.191         1.085          575,899
                                                                 1999     1.171         1.191          469,907

                        CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Smith Barney High Income Portfolio (continued).............. 1998     1.176         1.171          131,098
                                                               1997     1.000         1.176            3,775

  Smith Barney International All Cap Growth Portfolio (3/97).. 2005     1.017         1.126        1,627,698
                                                               2004     0.871         1.017        1,781,163
                                                               2003     0.689         0.871        1,882,936
                                                               2002     0.936         0.689        2,046,810
                                                               2001     1.373         0.936        1,871,050
                                                               2000     1.817         1.373        2,064,021
                                                               1999     1.093         1.817        1,188,533
                                                               1998     1.036         1.093          180,603
                                                               1997     1.000         1.036           17,229

  Smith Barney Large Cap Value Portfolio (3/97)............... 2005     1.499         1.582          640,509
                                                               2004     1.368         1.499          692,603
                                                               2003     1.081         1.368          738,959
                                                               2002     1.463         1.081          842,410
                                                               2001     1.608         1.463        1,110,331
                                                               2000     1.434         1.608        1,162,121
                                                               1999     1.446         1.434          896,535
                                                               1998     1.329         1.446          509,575
                                                               1997     1.000         1.329           75,718

  Smith Barney Large Capitalization Growth Portfolio (8/98)... 2005     1.476         1.539        1,480,944
                                                               2004     1.484         1.476        1,719,148
                                                               2003     1.015         1.484        1,941,955
                                                               2002     1.361         1.015        1,940,776
                                                               2001     1.570         1.361        1,850,997
                                                               2000     1.702         1.570        1,419,996
                                                               1999     1.313         1.702          663,945
                                                               1998     1.000         1.313            4,942

  Smith Barney Money Market Portfolio (3/97).................. 2005     1.229         1.253        1,190,937
                                                               2004     1.229         1.229        1,343,408
                                                               2003     1.232         1.229        1,342,321
                                                               2002     1.228         1.232        1,247,340
                                                               2001     1.195         1.228        1,220,955
                                                               2000     1.137         1.195        1,095,586
                                                               1999     1.095         1.137          700,936

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  Smith Barney Money Market Portfolio (continued)............... 1998     1.052         1.095          296,260
                                                                 1997     1.000         1.052           19,063

  Social Awareness Stock Portfolio (10/96)...................... 2005     1.622         1.678        2,509,019
                                                                 2004     1.541         1.622        2,804,373
                                                                 2003     1.207         1.541        3,178,233
                                                                 2002     1.620         1.207        3,494,280
                                                                 2001     1.939         1.620        3,425,737
                                                                 2000     1.966         1.939        3,098,531
                                                                 1999     1.712         1.966        2,313,144
                                                                 1998     1.307         1.712          417,397
                                                                 1997     1.000         1.307            6,831

Van Kampen Life Investment Trust
  Comstock Portfolio -- Class II Shares (5/03).................. 2005     1.462         1.508          158,092
                                                                 2004     1.256         1.462          103,874
                                                                 2003     1.000         1.256           62,135

  Emerging Growth Portfolio -- Class II Shares (7/03)........... 2005     0.727         0.775          339,317
                                                                 2004     0.687         0.727          257,071
                                                                 2003     0.545         0.687          254,916
                                                                 2002     0.817         0.545          205,986
                                                                 2001     1.000         0.817            7,044

  Enterprise Portfolio -- Class II Shares (5/01)................ 2005     0.815         0.871           24,092
                                                                 2004     0.792         0.815           43,549
                                                                 2003     0.636         0.792           31,131
                                                                 2002     0.911         0.636           28,795
                                                                 2001     1.000         0.911            5,450

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (7/03).. 2005     1.126         1.171          178,619
                                                                 2004     0.983         1.126           95,537
                                                                 2003     0.699         0.983           79,685
                                                                 2002     0.948         0.699           44,797
                                                                 2001     1.000         0.948              341

Variable Insurance Products Fund
  Contrafund(R) Portfolio -- Service Class 2 (4/03)............. 2005     1.233         1.426        1,184,373
                                                                 2004     1.081         1.233          633,884
                                                                 2003     0.850         1.081          363,655

                        CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT               NUMBER OF UNITS
                                                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                       ---- ------------- ------------- ---------------
  Contrafund(R) Portfolio -- Service Class 2 (continued)............ 2002     0.949         0.850          310,059
                                                                     2001     1.000         0.949           73,676

  Dynamic Capital Appreciation Portfolio -- Service Class 2 (9/01).. 2005     0.963         1.152           45,237
                                                                     2004     0.960         0.963           48,367
                                                                     2003     0.775         0.960           88,206
                                                                     2002     0.846         0.775           67,081
                                                                     2001     1.000         0.846            1,317

  Mid Cap Portfolio -- Service Class 2 (7/01)....................... 2005     1.557         1.821        1,043,023
                                                                     2004     1.260         1.557          881,226
                                                                     2003     0.920         1.260          622,123
                                                                     2002     1.032         0.920          481,321
                                                                     2001     1.000         1.032           13,933

Wells Fargo Variable Trust
  Wells Fargo Advantage Multi Cap Value Fund (9/98)................. 2005     1.656         1.912          364,461
                                                                     2004     1.431         1.656          363,799
                                                                     2003     1.043         1.431          352,110
                                                                     2002     1.370         1.043          363,737
                                                                     2001     1.328         1.370          162,224
                                                                     2000     1.242         1.328           51,233
                                                                     1999     1.290         1.242           16,658
                                                                     1998     1.000         1.290              325

                        CONDENSED FINANCIAL INFORMATION

                        SEPARATE ACCOUNT CHARGES 1.15%



                                          UNIT VALUE AT               NUMBER OF UNITS
                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                       ---- ------------- ------------- ---------------
  Capital Appreciation Fund (1/97).. 2005     1.894         2.214        2,477,295
                                     2004     1.603         1.894        1,739,170
                                     2003     1.298         1.603        1,800,543
                                     2002     1.753         1.298        1,993,402
                                     2001     2.400         1.753        1,026,204
                                     2000     3.107         2.400          909,468
                                     1999     2.047         3.107          809,231
                                     1998     1.282         2.047          429,279
                                     1997     1.000         1.282           58,734

  High Yield Bond Trust (3/97)...... 2005     1.981         1.984          333,176
                                     2004     1.843         1.981          284,411
                                     2003     1.443         1.843          249,343
                                     2002     1.396         1.443          260,817
                                     2001     1.289         1.396          190,095
                                     2000     1.292         1.289          110,433
                                     1999     1.251         1.292           64,829
                                     1998     1.188         1.251           33,994
                                     1997     1.000         1.188            3,683

  Managed Assets Trust (3/97)....... 2005     1.822         1.871          663,326
                                     2004     1.684         1.822          959,539
                                     2003     1.397         1.684        1,016,680
                                     2002     1.546         1.397        1,058,871
                                     2001     1.648         1.546          659,963
                                     2000     1.694         1.648          459,188
                                     1999     1.500         1.694          274,379
                                     1998     1.250         1.500          146,528
                                     1997     1.000         1.250           12,488

  Money Market Portfolio (9/98)..... 2005     1.127         1.146        1,320,152
                                     2004     1.128         1.127          627,877
                                     2003     1.133         1.128          590,251
                                     2002     1.130         1.133          647,155
                                     2001     1.102         1.130          345,550
                                     2000     1.049         1.102          100,622
                                     1999     1.011         1.049           41,317
                                     1998     1.000         1.011            3,453

                        CONDENSED FINANCIAL INFORMATION

                                                                UNIT VALUE AT               NUMBER OF UNITS
                                                                BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                             YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                             ---- ------------- ------------- ---------------
AIM Variable Insurance Funds
  AIM V.I. Premier Equity Fund -- Series I (7/01)......... 2005     0.790         0.825            4,831
                                                           2004     0.756         0.790            2,999
                                                           2003     0.611         0.756            1,412
                                                           2002     0.886         0.611               --
                                                           2001     1.000         0.886               --

American Funds Insurance Series
  Global Growth Fund -- Class 2 Shares (5/04)............. 2005     1.106         1.247           23,568
                                                           2004     1.000         1.106               --

  Growth Fund -- Class 2 Shares (5/04).................... 2005     1.088         1.250           81,797
                                                           2004     1.000         1.088            2,690

  Growth-Income Fund -- Class 2 Shares (5/04)............. 2005     1.080         1.130          445,525
                                                           2004     1.000         1.080            3,166

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund -- Class I (10/96)..... 2005     1.601         1.615        3,084,611
                                                           2004     1.548         1.601        2,991,212
                                                           2003     1.483         1.548        2,953,611
                                                           2002     1.376         1.483        3,021,646
                                                           2001     1.303         1.376        2,567,937
                                                           2000     1.173         1.303        1,180,423
                                                           1999     1.220         1.173          415,013
                                                           1998     1.132         1.220          154,138
                                                           1997     1.000         1.132           24,590

  CitiStreet International Stock Fund -- Class I (3/97)... 2005     1.334         1.512        1,941,264
                                                           2004     1.175         1.334        2,909,419
                                                           2003     0.914         1.175        3,343,488
                                                           2002     1.190         0.914        3,800,784
                                                           2001     1.532         1.190        2,019,758
                                                           2000     1.685         1.532        1,092,967
                                                           1999     1.286         1.685          564,777
                                                           1998     1.133         1.286          210,146
                                                           1997     1.000         1.133           25,148

  CitiStreet Large Company Stock Fund -- Class I (10/96).. 2005     1.167         1.230        3,599,368
                                                           2004     1.072         1.167        3,823,809
                                                           2003     0.847         1.072        4,135,294

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  CitiStreet Large Company Stock Fund -- Class I (continued).... 2002     1.110         0.847        3,561,773
                                                                 2001     1.333         1.110        2,715,265
                                                                 2000     1.585         1.333        1,661,400
                                                                 1999     1.608         1.585          763,197
                                                                 1998     1.408         1.608          347,272
                                                                 1997     1.000         1.408           95,491

  CitiStreet Small Company Stock Fund -- Class I (10/96)........ 2005     1.513         1.604        1,316,120
                                                                 2004     1.331         1.513        1,313,625
                                                                 2003     0.941         1.331        1,517,445
                                                                 2002     1.248         0.941        1,218,122
                                                                 2001     1.243         1.248          991,516
                                                                 2000     1.142         1.243        1,071,633
                                                                 1999     0.845         1.142          627,445
                                                                 1998     0.936         0.845          236,065
                                                                 1997     1.000         0.936           24,064

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio (1/98)......... 2005     1.783         2.255           47,608
                                                                 2004     1.444         1.783           68,011
                                                                 2003     1.022         1.444           64,081
                                                                 2002     1.169         1.022           55,791
                                                                 2001     1.309         1.169           46,246
                                                                 2000     1.934         1.309           22,906
                                                                 1999     1.079         1.934            1,865
                                                                 1998     1.000         1.079               --

Delaware VIP Trust
  Delaware VIP REIT Series -- Standard Class (1/99)............. 2005     2.365         2.505          130,738
                                                                 2004     1.821         2.365           68,411
                                                                 2003     1.374         1.821           36,499
                                                                 2002     1.330         1.374           28,806
                                                                 2001     1.237         1.330           17,886
                                                                 2000     0.952         1.237            6,571
                                                                 1999     1.000         0.952            2,453

  Delaware VIP Small Cap Value Series -- Standard Class (9/98).. 2005     2.139         2.314          105,070
                                                                 2004     1.781         2.139          137,100

                        CONDENSED FINANCIAL INFORMATION

                                                                              UNIT VALUE AT               NUMBER OF UNITS
                                                                              BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                           YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                           ---- ------------- ------------- ---------------
  Delaware VIP Small Cap Value Series -- Standard Class (continued)..... 2003     1.269         1.781         113,727
                                                                         2002     1.360         1.269          82,340
                                                                         2001     1.230         1.360          31,849
                                                                         2000     1.053         1.230          30,241
                                                                         1999     1.120         1.053           9,931
                                                                         1998     1.000         1.120           3,994

Dreyfus Variable Investment Fund
  Dreyfus VIF -- Appreciation Portfolio -- Initial Shares (7/98)........ 2005     1.068         1.102         478,623
                                                                         2004     1.028         1.068         488,966
                                                                         2003     0.858         1.028         518,166
                                                                         2002     1.042         0.858         503,174
                                                                         2001     1.163         1.042         389,965
                                                                         2000     1.184         1.163         274,697
                                                                         1999     1.074         1.184         100,924
                                                                         1998     1.000         1.074           1,944

  Dreyfus VIF -- Developing Leaders Portfolio -- Initial Shares (9/98).. 2005     1.736         1.815         667,057
                                                                         2004     1.577         1.736         520,898
                                                                         2003     1.211         1.577         440,247
                                                                         2002     1.515         1.211         368,770
                                                                         2001     1.632         1.515         277,391
                                                                         2000     1.457         1.632         156,058
                                                                         1999     1.197         1.457          44,319
                                                                         1998     1.000         1.197           1,114

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund -- Class 2 Shares (5/03)................ 2005     1.337         1.461          42,785
                                                                         2004     1.201         1.337          25,753
                                                                         2003     1.000         1.201              --

  Templeton Developing Markets Securities Fund -- Class 2
  Shares (5/04)......................................................... 2005     1.231         1.550          33,302
                                                                         2004     1.000         1.231              --

                        CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Templeton Foreign Securities Fund -- Class 2 Shares (5/04).. 2005     1.154         1.257          160,940
                                                               2004     1.000         1.154          101,332

  Templeton Growth Securities Fund -- Class 2 Shares (5/04)... 2005     1.123         1.209          901,050
                                                               2004     1.000         1.123               --

Greenwich Street Series Fund
  Appreciation Portfolio (5/01)............................... 2005     1.016         1.048           47,958
                                                               2004     0.945         1.016           25,317
                                                               2003     0.767         0.945            5,257
                                                               2002     0.941         0.767              361
                                                               2001     1.000         0.941               --

  Equity Index Portfolio -- Class II Shares (5/99)............ 2005     0.895         0.922          626,919
                                                               2004     0.821         0.895        1,472,371
                                                               2003     0.650         0.821        1,587,411
                                                               2002     0.847         0.650        1,834,601
                                                               2001     0.978         0.847          297,514
                                                               2000     1.091         0.978          139,132
                                                               1999     1.000         1.091           11,806

  Fundamental Value Portfolio (5/01).......................... 2005     1.052         1.089           89,441
                                                               2004     0.983         1.052           76,994
                                                               2003     0.717         0.983           52,791
                                                               2002     0.922         0.717           27,483
                                                               2001     1.000         0.922            3,159

Janus Aspen Series
  Balanced Portfolio -- Service Shares (7/01)................. 2005     1.066         1.135           66,247
                                                               2004     0.996         1.066           46,310
                                                               2003     0.886         0.996           19,355
                                                               2002     0.960         0.886            3,729
                                                               2001     1.000         0.960               --

  Mid Cap Growth Portfolio -- Service Shares (7/01)........... 2005     0.869         0.962           48,318
                                                               2004     0.729         0.869           44,929
                                                               2003     0.548         0.729           30,870
                                                               2002     0.771         0.548            8,353
                                                               2001     1.000         0.771              276

                        CONDENSED FINANCIAL INFORMATION

                                                                   UNIT VALUE AT               NUMBER OF UNITS
                                                                   BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                ---- ------------- ------------- ---------------
  Worldwide Growth Portfolio -- Service Shares (7/01)........ 2005     0.777         0.811          58,347
                                                              2004     0.752         0.777          21,888
                                                              2003     0.615         0.752          10,406
                                                              2002     0.838         0.615          13,379
                                                              2001     1.000         0.838             312

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio (5/04)............... 2005     1.124         1.156          18,518
                                                              2004     1.000         1.124           1,038

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio (5/04)......................... 2005     1.108         1.131             546
                                                              2004     1.000         1.108              --

  Mid-Cap Value Portfolio (5/04)............................. 2005     1.162         1.243             135
                                                              2004     1.000         1.162              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA -- Service Shares (5/04)... 2005     1.076         1.124              --
                                                              2004     1.000         1.076              --

PIMCO Variable Insurance Trust
  Real Return Portfolio -- Administrative Class (10/05)...... 2005     1.000         0.999              --

  Total Return Portfolio -- Administrative Class (7/01)...... 2005     1.224         1.240         155,217
                                                              2004     1.181         1.224         137,113
                                                              2003     1.137         1.181         164,279
                                                              2002     1.055         1.137          29,918
                                                              2001     1.000         1.055           5,387

Putnam Variable Trust
  Putnam VT Discovery Growth Fund -- Class IB Shares (7/01).. 2005     0.780         0.827          15,111
                                                              2004     0.733         0.780          13,080
                                                              2003     0.562         0.733          10,885
                                                              2002     0.807         0.562           8,720
                                                              2001     1.000         0.807           8,360

                        CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                    ---- ------------- ------------- ---------------
  Putnam VT International Equity Fund -- Class IB Shares (7/01).. 2005     1.020         1.132          44,320
                                                                  2004     0.888         1.020          38,611
                                                                  2003     0.699         0.888          21,113
                                                                  2002     0.859         0.699          17,075
                                                                  2001     1.000         0.859              --

  Putnam VT Small Cap Value Fund -- Class IB Shares (7/01)....... 2005     1.626         1.721         146,395
                                                                  2004     1.303         1.626          91,130
                                                                  2003     0.881         1.303          63,649
                                                                  2002     1.090         0.881          75,450
                                                                  2001     1.000         1.090             258

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund -- Class I (7/01)................................. 2005     1.775         1.826         203,410
                                                                  2004     1.658         1.775         261,535
                                                                  2003     1.206         1.658         221,186
                                                                  2002     1.628         1.206         158,645
                                                                  2001     1.616         1.628          94,673
                                                                  2000     1.383         1.616          50,827
                                                                  1999     1.146         1.383           6,664
                                                                  1998     1.000         1.146             164

  Investors Fund -- Class I (10/98).............................. 2005     1.559         1.642         120,447
                                                                  2004     1.429         1.559         113,922
                                                                  2003     1.092         1.429          91,499
                                                                  2002     1.436         1.092          75,511
                                                                  2001     1.515         1.436          26,027
                                                                  2000     1.330         1.515           5,096
                                                                  1999     1.205         1.330           1,501
                                                                  1998     1.000         1.205              --

  Small Cap Growth Fund -- Class I (5/01)........................ 2005     1.050         1.089          47,796
                                                                  2004     0.923         1.050          44,056
                                                                  2003     0.627         0.923          36,074
                                                                  2002     0.971         0.627          14,644
                                                                  2001     1.000         0.971             172

  Total Return Fund -- Class I (9/98)............................ 2005     1.251         1.277          22,927
                                                                  2004     1.163         1.251          18,533
                                                                  2003     1.015         1.163          23,633

                        CONDENSED FINANCIAL INFORMATION

                                                                         UNIT VALUE AT               NUMBER OF UNITS
                                                                         BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                      YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                      ---- ------------- ------------- ---------------
  Total Return Fund -- Class I (continued)......................... 2002     1.103         1.015          25,428
                                                                    2001     1.125         1.103          18,515
                                                                    2000     1.054         1.125           4,091
                                                                    1999     1.058         1.054           1,458
                                                                    1998     1.000         1.058              --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio (7/01).................. 2005     0.817         0.806          28,767
                                                                    2004     0.799         0.817          74,501
                                                                    2003     0.655         0.799          56,049
                                                                    2002     0.895         0.655          11,089
                                                                    2001     1.000         0.895           6,649

  Smith Barney Premier Selections All Cap Growth Portfolio (7/01).. 2005     0.875         0.920              --
                                                                    2004     0.861         0.875             453
                                                                    2003     0.648         0.861             453
                                                                    2002     0.896         0.648              38
                                                                    2001     1.000         0.896              --

The Travelers Series Trust
  AIM Capital Appreciation Portfolio (5/01)........................ 2005     0.876         0.942          47,271
                                                                    2004     0.832         0.876          60,480
                                                                    2003     0.651         0.832          48,589
                                                                    2002     0.865         0.651          44,857
                                                                    2001     1.000         0.865           6,390

  Convertible Securities Portfolio (8/99).......................... 2005     1.443         1.432          19,865
                                                                    2004     1.373         1.443          16,992
                                                                    2003     1.100         1.373          12,649
                                                                    2002     1.197         1.100          11,298
                                                                    2001     1.221         1.197           4,158
                                                                    2000     1.097         1.221              --
                                                                    1999     1.000         1.097              --

  Disciplined Mid Cap Stock Portfolio (9/98)....................... 2005     2.037         2.264         371,108
                                                                    2004     1.769         2.037         101,002
                                                                    2003     1.338         1.769          75,678
                                                                    2002     1.580         1.338          61,997
                                                                    2001     1.665         1.580          26,479
                                                                    2000     1.444         1.665           8,052

                        CONDENSED FINANCIAL INFORMATION

                                                         UNIT VALUE AT               NUMBER OF UNITS
                                                         BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                      YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                      ---- ------------- ------------- ---------------
  Disciplined Mid Cap Stock Portfolio (continued).. 1999     1.288         1.444            1,943
                                                    1998     1.000         1.288              111

  Equity Income Portfolio (7/97)................... 2005     1.458         1.506          365,688
                                                    2004     1.343         1.458        1,272,888
                                                    2003     1.035         1.343        1,348,991
                                                    2002     1.217         1.035        1,535,264
                                                    2001     1.318         1.217          408,945
                                                    2000     1.222         1.318          366,173
                                                    1999     1.178         1.222          312,472
                                                    1998     1.061         1.178          163,749
                                                    1997     1.000         1.061            3,543

  Federated High Yield Portfolio (10/97)........... 2005     1.320         1.338           14,688
                                                    2004     1.210         1.320            7,239
                                                    2003     1.000         1.210            9,450
                                                    2002     0.975         1.000            8,869
                                                    2001     0.968         0.975           10,198
                                                    2000     1.066         0.968           11,277
                                                    1999     1.046         1.066           12,756
                                                    1998     1.010         1.046            5,125
                                                    1997     1.000         1.010              123

  Federated Stock Portfolio (7/97)................. 2005     1.487         1.548           71,923
                                                    2004     1.360         1.487          108,852
                                                    2003     1.078         1.360          138,814
                                                    2002     1.352         1.078          128,587
                                                    2001     1.345         1.352          103,525
                                                    2000     1.311         1.345           85,674
                                                    1999     1.259         1.311           61,526
                                                    1998     1.082         1.259           14,772
                                                    1997     1.000         1.082            1,132

  Large Cap Portfolio (7/97)....................... 2005     1.203         1.293          453,634
                                                    2004     1.143         1.203          668,030
                                                    2003     0.927         1.143          708,142
                                                    2002     1.215         0.927          694,193
                                                    2001     1.486         1.215          605,872
                                                    2000     1.758         1.486          422,579
                                                    1999     1.375         1.758          234,329

                        CONDENSED FINANCIAL INFORMATION

                                                  UNIT VALUE AT               NUMBER OF UNITS
                                                  BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                               YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                               ---- ------------- ------------- ---------------
  Large Cap Portfolio (continued)........... 1998     1.027         1.375           68,162
                                             1997     1.000         1.027            3,857

  Mercury Large Cap Core Portfolio (10/98).. 2005     1.105         1.224           20,460
                                             2004     0.964         1.105           25,111
                                             2003     0.805         0.964           36,279
                                             2002     1.088         0.805           28,508
                                             2001     1.420         1.088           20,448
                                             2000     1.521         1.420           12,601
                                             1999     1.244         1.521            1,167
                                             1998     1.000         1.244               --

  MFS(R) Emerging Growth Portfolio (5/01)... 2005     0.752         0.730               --
                                             2004     0.674         0.752            7,979
                                             2003     0.528         0.674            5,417
                                             2002     0.813         0.528            2,747
                                             2001     1.000         0.813               40

  MFS(R) Mid Cap Growth Portfolio (9/98).... 2005     1.239         1.263          340,916
                                             2004     1.099         1.239          372,161
                                             2003     0.811         1.099          332,682
                                             2002     1.603         0.811          247,468
                                             2001     2.125         1.603          144,030
                                             2000     1.966         2.125           64,395
                                             1999     1.211         1.966            1,622
                                             1998     1.000         1.211               --

  MFS(R) Total Return Portfolio (3/97)...... 2005     1.900         1.934        2,332,491
                                             2004     1.724         1.900        1,400,796
                                             2003     1.497         1.724        1,458,409
                                             2002     1.598         1.497        1,565,486
                                             2001     1.617         1.598          387,113
                                             2000     1.402         1.617          314,686
                                             1999     1.382         1.402          238,310
                                             1998     1.252         1.382          114,873
                                             1997     1.000         1.252           23,942

  MFS(R) Value Portfolio (5/04)............. 2005     1.124         1.183        1,774,906
                                             2004     1.000         1.124               --

                        CONDENSED FINANCIAL INFORMATION

                                                       UNIT VALUE AT               NUMBER OF UNITS
                                                       BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                    YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                    ---- ------------- ------------- ---------------
  Mondrian International Stock Portfolio (8/97).. 2005     1.048         1.135           87,375
                                                  2004     0.916         1.048          191,964
                                                  2003     0.720         0.916          164,252
                                                  2002     0.837         0.720          142,840
                                                  2001     1.147         0.837          119,854
                                                  2000     1.311         1.147           84,198
                                                  1999     1.089         1.311           65,435
                                                  1998     0.978         1.089           20,939
                                                  1997     1.000         0.978              896

  Pioneer Fund Portfolio (3/97).................. 2005     1.281         1.342          174,734
                                                  2004     1.166         1.281          160,136
                                                  2003     0.953         1.166          193,950
                                                  2002     1.381         0.953          171,326
                                                  2001     1.815         1.381          134,756
                                                  2000     1.477         1.815           68,174
                                                  1999     1.495         1.477           65,548
                                                  1998     1.280         1.495           15,300
                                                  1997     1.000         1.280              538

  Pioneer Mid Cap Value Portfolio (8/05)......... 2005     1.000         1.007               --

  Pioneer Strategic Income Portfolio (10/96)..... 2005     1.485         1.522          218,154
                                                  2004     1.354         1.485          139,939
                                                  2003     1.146         1.354          194,321
                                                  2002     1.095         1.146          207,068
                                                  2001     1.063         1.095          199,181
                                                  2000     1.079         1.063          174,538
                                                  1999     1.080         1.079          139,658
                                                  1998     1.085         1.080           89,751
                                                  1997     1.000         1.085            2,136

  Strategic Equity Portfolio (3/97).............. 2005     1.470         1.483          757,966
                                                  2004     1.349         1.470        1,025,980
                                                  2003     1.030         1.349        1,035,723
                                                  2002     1.568         1.030        1,016,916
                                                  2001     1.831         1.568          679,805
                                                  2000     2.265         1.831          501,928
                                                  1999     1.732         2.265          300,983
                                                  1998     1.358         1.732          201,618
                                                  1997     1.000         1.358           25,227

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  Style Focus Series: Small Cap Growth Portfolio (7/05)......... 2005     1.000         1.028              --

  Travelers Quality Bond Portfolio (9/97)....................... 2005     1.383         1.390         429,437
                                                                 2004     1.355         1.383         344,205
                                                                 2003     1.281         1.355         303,194
                                                                 2002     1.225         1.281         393,375
                                                                 2001     1.156         1.225         155,136
                                                                 2000     1.093         1.156         134,013
                                                                 1999     1.094         1.093         106,388
                                                                 1998     1.020         1.094          23,910
                                                                 1997     1.000         1.020           9,879

  U.S. Government Securities Portfolio (10/96).................. 2005     1.669         1.721         648,697
                                                                 2004     1.591         1.669         496,882
                                                                 2003     1.566         1.591         484,219
                                                                 2002     1.394         1.566         447,087
                                                                 2001     1.333         1.394         155,072
                                                                 2000     1.178         1.333          96,447
                                                                 1999     1.243         1.178          74,915
                                                                 1998     1.141         1.243          22,572
                                                                 1997     1.000         1.141           2,710

Travelers Series Fund Inc.
  SB Adjustable Rate Income Portfolio -- Class I Shares (9/03).. 2005     1.000         1.012           9,179
                                                                 2004     1.000         1.000              --
                                                                 2003     1.000         1.000              --

  Smith Barney Aggressive Growth Portfolio (5/01)............... 2005     0.911         1.005         447,111
                                                                 2004     0.838         0.911         242,272
                                                                 2003     0.630         0.838         144,692
                                                                 2002     0.947         0.630          54,158
                                                                 2001     1.000         0.947           4,297

  Smith Barney High Income Portfolio (10/96).................... 2005     1.345         1.364         123,485
                                                                 2004     1.232         1.345         108,361
                                                                 2003     0.977         1.232         108,788
                                                                 2002     1.022         0.977          90,083
                                                                 2001     1.074         1.022          95,509
                                                                 2000     1.181         1.074          25,916
                                                                 1999     1.165         1.181          19,237

                        CONDENSED FINANCIAL INFORMATION

                                                                    UNIT VALUE AT               NUMBER OF UNITS
                                                                    BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                 ---- ------------- ------------- ---------------
  Smith Barney High Income Portfolio (continued).............. 1998     1.173         1.165          14,828
                                                               1997     1.000         1.173           2,552

  Smith Barney International All Cap Growth Portfolio (3/97).. 2005     0.997         1.101         271,620
                                                               2004     0.855         0.997         293,359
                                                               2003     0.679         0.855         316,712
                                                               2002     0.924         0.679         281,821
                                                               2001     1.358         0.924         200,689
                                                               2000     1.803         1.358         138,505
                                                               1999     1.087         1.803          92,095
                                                               1998     1.033         1.087          54,366
                                                               1997     1.000         1.033           4,658

  Smith Barney Large Cap Value Portfolio (3/97)............... 2005     1.469         1.546         233,308
                                                               2004     1.343         1.469         325,091
                                                               2003     1.065         1.343         294,442
                                                               2002     1.444         1.065         249,688
                                                               2001     1.591         1.444         201,867
                                                               2000     1.423         1.591         159,017
                                                               1999     1.438         1.423         107,554
                                                               1998     1.324         1.438          81,366
                                                               1997     1.000         1.324           9,074

  Smith Barney Large Capitalization Growth Portfolio (8/98)... 2005     1.453         1.511         813,934
                                                               2004     1.464         1.453         471,937
                                                               2003     1.004         1.464         358,583
                                                               2002     1.350         1.004         266,392
                                                               2001     1.561         1.350         211,516
                                                               2000     1.697         1.561         142,591
                                                               1999     1.312         1.697          51,499
                                                               1998     1.000         1.312              --

  Smith Barney Money Market Portfolio (3/97).................. 2005     1.204         1.224         865,878
                                                               2004     1.207         1.204         548,407
                                                               2003     1.213         1.207         502,040
                                                               2002     1.212         1.213         522,225
                                                               2001     1.182         1.212         424,446
                                                               2000     1.128         1.182         353,131
                                                               1999     1.089         1.128         152,444

                        CONDENSED FINANCIAL INFORMATION

                                                                      UNIT VALUE AT               NUMBER OF UNITS
                                                                      BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                   YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                   ---- ------------- ------------- ---------------
  Smith Barney Money Market Portfolio (continued)............... 1998     1.048         1.089         371,996
                                                                 1997     1.000         1.048          24,063

  Social Awareness Stock Portfolio (10/96)...................... 2005     1.589         1.640         394,874
                                                                 2004     1.513         1.589         439,540
                                                                 2003     1.188         1.513         428,528
                                                                 2002     1.599         1.188         396,867
                                                                 2001     1.918         1.599         313,580
                                                                 2000     1.950         1.918         249,227
                                                                 1999     1.703         1.950         139,985
                                                                 1998     1.303         1.703          81,076
                                                                 1997     1.000         1.303           4,602

Van Kampen Life Investment Trust
  Comstock Portfolio -- Class II Shares (5/03).................. 2005     1.455         1.498         138,328
                                                                 2004     1.254         1.455          77,925
                                                                 2003     1.000         1.254              --

  Emerging Growth Portfolio -- Class II Shares (7/03)........... 2005     0.720         0.766          23,475
                                                                 2004     0.682         0.720          31,707
                                                                 2003     0.543         0.682          21,751
                                                                 2002     0.816         0.543          18,844
                                                                 2001     1.000         0.816           4,565

  Enterprise Portfolio -- Class II Shares (5/01)................ 2005     0.807         0.861          10,445
                                                                 2004     0.787         0.807          19,930
                                                                 2003     0.633         0.787          41,403
                                                                 2002     0.910         0.633          40,595
                                                                 2001     1.000         0.910              --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio (7/03).. 2005     1.116         1.157          34,134
                                                                 2004     0.977         1.116           5,571
                                                                 2003     0.696         0.977           1,974
                                                                 2002     0.947         0.696          42,437
                                                                 2001     1.000         0.947              --

Variable Insurance Products Fund
  Contrafund(R) Portfolio -- Service Class 2 (4/03)............. 2005     1.222         1.409         170,959
                                                                 2004     1.073         1.222         869,834
                                                                 2003     0.847         1.073         922,866

                        CONDENSED FINANCIAL INFORMATION

                                                                          UNIT VALUE AT               NUMBER OF UNITS
                                                                          BEGINNING OF  UNIT VALUE AT OUTSTANDING AT
PORTFOLIO NAME                                                       YEAR     YEAR       END OF YEAR    END OF YEAR
--------------                                                       ---- ------------- ------------- ---------------
  Contrafund(R) Portfolio -- Service Class 2 (continued)............ 2002     0.948         0.847        1,049,634
                                                                     2001     1.000         0.948               --

  Dynamic Capital Appreciation Portfolio -- Service Class 2 (9/01).. 2005     0.955         1.139               --
                                                                     2004     0.953         0.955              545
                                                                     2003     0.772         0.953              545
                                                                     2002     0.845         0.772               --
                                                                     2001     1.000         0.845               --

  Mid Cap Portfolio -- Service Class 2 (7/01)....................... 2005     1.543         1.800        1,625,466
                                                                     2004     1.252         1.543          151,955
                                                                     2003     0.916         1.252           39,931
                                                                     2002     1.030         0.916           15,143
                                                                     2001     1.000         1.030               --

Wells Fargo Variable Trust
  Wells Fargo Advantage Multi Cap Value Fund (9/98)................. 2005     1.630         1.877           24,512
                                                                     2004     1.412         1.630           30,327
                                                                     2003     1.032         1.412           30,187
                                                                     2002     1.359         1.032           26,072
                                                                     2001     1.320         1.359            5,490
                                                                     2000     1.238         1.320            1,202
                                                                     1999     1.289         1.238              275
                                                                     1998     1.000         1.289               41



                                     NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2005.

"Number of Units outstanding at the end of year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Effective 04/18/2005: Lazard International Stock Portfolio changed its name to Mondrian International Stock Portfolio.

Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/11/2005: Strong Multi Cap Value Fund II changed its name to Wells Fargo Advantage Multi Cap Value Fund.

On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into the Traveler Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Fund, Inc.: AIM Constellation Fund -- Class A was replaced by the Travelers Series Trust: AIM Capital Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, the Fidelity Advisor Series I: Advisor growth Opportunities Fund -- Class T was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The AIM Equity Funds, Inc: AIM Charter Fund -- Class A was replaced by the Greenwich Street Series Fund: Appreciation Portfolio, and is no longer available as a funding option.

On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio -- Class II Shares, and is no longer available as a funding option.

On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth -- Income Fund -- Class 2 Shares, and is no longer available as a funding option.

On 02/25/2005. the PBHG Funds: PBHG Growth Fund -- Advisor Class was replaced by the Janus Aspen Series: Mid Cap Growth Portfolio -- Service Shares, and is no longer available as a funding option.

On 02/25/2005. the Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by the Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Smith Barney Equity Funds: Smith Barney Social Awareness Fund -- Class A was replaced by the Travelers Series Fund, Inc: Social Awareness Stock Portfolio, and is no longer available as a funding option.

On 02/25/2005. the Dreyfus A Bonds Plus, Inc: Dreyfus A Bonds Plus, Inc was replaced by the Travelers Series Trust: U.S. Government Securities Portfolio, and is no longer available as a funding option.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Large Cap Value Portfolio is no longer available to new contract owners

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

The Travelers Series Trust: Federated High Yield Portfolio is no longer available to new contract owners.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners

Variable Insurance Product Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Travelers Series Fund Inc.: Smith Barney Money Market Portfolio is no longer available to new contract owners

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

AIM V.I. Premier Equity Fund is no longer available to new Contract Owners

Credit Suisse Emerging Markets Portfolio is no Longer available to new Contract Owners

Federal Stock Portfolio is no longer available to new contract owners

V.I.P Dynamic Capital Appreciation Portfolio -- Service Class 2 is no longer available to new contract owners.

Janus Aspen Balanced Portfolio -- Service Shares is no longer available to new Contract Owners

Janus Aspen Worldwide Growth Portfolio -- Service Shares is no longer available to new contract owners.

Putnam VT Discovery Growth Fund -- Class IB shares is no longer available to new Contract Owners

Salomon Brothers Variable Small Cap growth Fund Class I is no longer available to new Contract Owners

Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Smith Barney Premier Selections All Cap Growth Portfolio is no longer available to new contract owners.

Smith Barney Fundamental Value Portfolio is no longer available to new contract owners.

Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Smith Barney Large Cap Value Portfolio is no longer available to new contract owners.

Van Kampen LIT Emerging Growth Portfolio -- Class II shares is no longer available to new contract owners.

Wells Fargo Advantage Multi Cap Value Fund is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2005

                        THE TRAVELERS SEPARATE ACCOUNT QP
                        FOR VARIABLE ANNUITIES
                                       OF
                         THE TRAVELERS INSURANCE COMPANY

The Travelers Insurance Company
One Cityplace
Hartford, CT 06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Separate Account QP for Variable Annuities and the Board of Directors of The Travelers Insurance Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Separate Account QP for Variable Annuities (the "Separate Account") of The Travelers Insurance Company ("TIC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Separate Account QP for Variable Annuities of TIC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 15, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
                             All Cap Fund - Class I
                             Appreciation Portfolio
                   Asset Manager SM Portfolio - Initial Class
                       Balanced Portfolio - Service Shares
                            Capital Appreciation Fund
                            Capital Appreciation Fund
                   CitiStreet Diversified Bond Fund - Class I
                 CitiStreet International Stock Fund - Class I
                 CitiStreet Large Company Stock Fund - Class I
                  CitiStreet Small Company Stock Fund - Class I
                      Comstock Portfolio - Class II Shares
                     Contrafund Portfolio - Service Class 2
                        Convertible Securities Portfolio
                 Credit Suisse Trust Emerging Markets Portfolio
                    Delaware VIP REIT Series - Standard Class
              Delaware VIP Small Cap Value Series - Standard Class
                       Disciplined Mid Cap Stock Portfolio
                    Dreyfus Stock Index Fund - Initial Shares
              Dreyfus VIF - Appreciation Portfolio - Initial Shares
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
            Dynamic Capital Appreciation Portfolio - Service Class 2
                   Emerging Growth Portfolio - Class II Shares
                     Enterprise Portfolio - Class II Shares
                    Equity - Income Portfolio - Initial Class
                             Equity Income Portfolio
                    Equity Index Portfolio - Class II Shares
                         Federated High Yield Portfolio
                            Federated Stock Portfolio
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                           Growth and Income Portfolio
                          Growth Fund - Class 2 Shares
                        Growth Portfolio - Initial Class
                       Growth-Income Fund - Class 2 Shares
                      High Income Portfolio - Initial Class
                              High Yield Bond Trust
                            Investors Fund - Class I
                               Large Cap Portfolio
                      Lazard Retirement Small Cap Portfolio
                              Managed Assets Trust
                        Mercury Large Cap Core Portfolio
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                               MFS Value Portfolio
                    Mid Cap Growth Portfolio - Service Shares
                       Mid Cap Portfolio - Service Class 2
                             Mid-Cap Value Portfolio
                     Mondrian International Stock Portfolio
                             Money Market Portfolio
                 Mutual Shares Securities Fund - Class 2 Shares
                Oppenheimer Main Street Fund/VA - Service Shares
                             Pioneer Fund Portfolio
                         Pioneer Mid Cap Value Portfolio
                       Pioneer Strategic Income Portfolio
                Putnam VT Discovery Growth Fund - Class IB Shares
              Putnam VT International Equity Fund - Class IB Shares
                Putnam VT Small Cap Value Fund - Class IB Shares
                  Real Return Portfolio - Administrative Class
              SB Adjustable Rate Income Portfolio - Class I Shares
                         Small Cap Growth Fund - Class I
                    Smith Barney Aggressive Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                        Social Awareness Stock Portfolio
                           Strategic Equity Portfolio
                 Style Focus Series: Small Cap Growth Portfolio
          Templeton Developing Markets Securities Fund - Class 2 Shares
               Templeton Foreign Securities Fund - Class 2 Shares
             Templeton Global Asset Allocation Fund - Class 1 Shares
                Templeton Growth Securities Fund - Class 1 Shares
                Templeton Growth Securities Fund - Class 2 Shares
                           Total Return Fund - Class I
                  Total Return Portfolio - Administrative Class
                        Travelers Quality Bond Portfolio
                      U.S. Government Securities Portfolio
                   Wells Fargo Advantage Multi Cap Value Fund
                   Worldwide Growth Portfolio - Service Shares

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and Owners of Variable Annuity Contracts of The Travelers Separate Account QP for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Separate Account QP for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year or lesser periods ended December 31, 2004 and the financial highlights for each of the years or lesser periods in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and the financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Separate Account QP for Variable Annuities for the year or lesser periods then ended, and the financial highlights for each of the years or lesser periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Hartford, Connecticut
March 25, 2005

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                 CAPITAL APPRECIATION    DREYFUS STOCK INDEX    HIGH YIELD BOND
                                         FUND           FUND - INITIAL SHARES        TRUST        MANAGED ASSETS TRUST
                                 --------------------   ---------------------   ---------------   --------------------
ASSETS:
  Investments at market value:   $         95,686,548   $          26,464,008   $     6,828,881   $         36,130,024

  Receivables:
    Dividends ................                      -                       -                 -                      -
                                 --------------------   ---------------------   ---------------   --------------------

      Total Assets ...........             95,686,548              26,464,008         6,828,881             36,130,024
                                 --------------------   ---------------------   ---------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ........                  1,552                     443               143                    751
    Administrative fees ......                     12                      10                 1                      2
                                 --------------------   ---------------------   ---------------   --------------------

      Total Liabilities ......                  1,564                     453               144                    753
                                 --------------------   ---------------------   ---------------   --------------------

NET ASSETS:                      $         95,684,984   $          26,463,555   $     6,828,737   $         36,129,271
                                 ====================   =====================   ===============   ====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                 MONEY MARKET     AIM V.I. PREMIER      GLOBAL GROWTH FUND -   GROWTH FUND - CLASS 2
                                  PORTFOLIO     EQUITY FUND - SERIES I     CLASS 2 SHARES              SHARES
                                 ------------   ---------------------   --------------------   ---------------------
ASSETS:
  Investments at market value:   $ 13,673,270   $             622,303   $          1,070,339   $           2,674,245

  Receivables:
    Dividends ................         23,479                       -                      -                       -
                                 ------------   ---------------------   --------------------   ---------------------

      Total Assets ...........     13,696,749                 622,303              1,070,339               2,674,245
                                 ------------   ---------------------   --------------------   ---------------------

LIABILITIES:
  Payables:
    Insurance charges ........            301                      13                     19                      49
    Administrative fees ......              -                       -                      -                       -
                                 ------------   ---------------------   --------------------   ---------------------

      Total Liabilities ......            301                      13                     19                      49
                                 ------------   ---------------------   --------------------   ---------------------

NET ASSETS:                      $ 13,696,448   $             622,290   $          1,070,320   $           2,674,196
                                 ============   =====================   ====================   =====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                   CITISTREET       CITISTREET LARGE      CITISTREET SMALL     CREDIT SUISSE TRUST
GROWTH-INCOME FUND -  CITISTREET DIVERSIFIED  INTERNATIONAL STOCK  COMPANY STOCK FUND -  COMPANY STOCK FUND -   EMERGING MARKETS
   CLASS 2 SHARES       BOND FUND - CLASS I     FUND - CLASS I           CLASS I               CLASS I              PORTFOLIO
--------------------  ----------------------  -------------------  --------------------  --------------------  -------------------
$          2,284,030  $          110,852,717  $        77,610,825  $        114,394,648  $         60,957,295  $         1,997,891

                   -                       -                    -                     -                     -                    -
--------------------  ----------------------  -------------------  --------------------  --------------------  -------------------

           2,284,030             110,852,717           77,610,825           114,394,648            60,957,295            1,997,891
--------------------  ----------------------  -------------------  --------------------  --------------------  -------------------

                  47                   2,457                1,628                 2,399                 1,224                   47
                   -                       1                    -                     1                     1                    1
--------------------  ----------------------  -------------------  --------------------  --------------------  -------------------

                  47                   2,458                1,628                 2,400                 1,225                   48
--------------------  ----------------------  -------------------  --------------------  --------------------  -------------------

$          2,283,983  $          110,850,259  $        77,609,197  $        114,392,248  $         60,956,070  $         1,997,843
====================  ======================  ===================  ====================  ====================  ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                      DREYFUS VIF -
                                 DELAWARE VIP REIT   DELAWARE VIP SMALL        DREYFUS VIF -       DEVELOPING LEADERS
                                 SERIES - STANDARD   CAP VALUE SERIES -   APPRECIATION PORTFOLIO   PORTFOLIO - INITIAL
                                       CLASS           STANDARD CLASS        - INITIAL SHARES            SHARES
                                 -----------------   ------------------   ----------------------   -------------------
ASSETS:
  Investments at market value:   $       4,998,903   $        8,651,160   $           15,423,065   $        17,163,913

  Receivables:
    Dividends ................                   -                    -                        -                     -
                                 -----------------   ------------------   ----------------------   -------------------

      Total Assets ...........           4,998,903            8,651,160               15,423,065            17,163,913
                                 -----------------   ------------------   ----------------------   -------------------

LIABILITIES:
  Payables:
    Insurance charges ........                 110                  187                      363                   361
    Administrative fees ......                   1                    -                        1                     1
                                 -----------------   ------------------   ----------------------   -------------------

      Total Liabilities ......                 111                  187                      364                   362
                                 -----------------   ------------------   ----------------------   -------------------

NET ASSETS:                      $       4,998,792   $        8,650,973   $           15,422,701   $        17,163,551
                                 =================   ==================   ======================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

     MUTUAL SHARES       TEMPLETON DEVELOPING   TEMPLETON FOREIGN    TEMPLETON GLOBAL       TEMPLETON GROWTH   TEMPLETON GROWTH
SECURITIES FUND - CLASS   MARKETS SECURITIES    SECURITIES FUND -  ASSET ALLOCATION FUND -  SECURITIES FUND -  SECURITIES FUND -
       2 SHARES          FUND - CLASS 2 SHARES   CLASS 2 SHARES        CLASS 1 SHARES        CLASS 1 SHARES     CLASS 2 SHARES
-----------------------  ---------------------  -----------------  -----------------------  -----------------  -----------------
$             2,700,512  $             670,903  $       1,192,653  $            10,405,606  $      25,989,363  $       1,907,006

                      -                      -                  -                        -                  -                  -
-----------------------  ---------------------  -----------------  -----------------------  -----------------  -----------------

              2,700,512                670,903          1,192,653               10,405,606         25,989,363          1,907,006
-----------------------  ---------------------  -----------------  -----------------------  -----------------  -----------------

                     47                     14                 25                      165                364                 49
                      -                      -                  -                        4                  5                  -
-----------------------  ---------------------  -----------------  -----------------------  -----------------  -----------------

                     47                     14                 25                      169                369                 49
-----------------------  ---------------------  -----------------  -----------------------  -----------------  -----------------

$             2,700,465  $             670,889  $       1,192,628  $            10,405,437  $      25,988,994  $       1,906,957
=======================  =====================  =================  =======================  =================  =================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                          EQUITY INDEX PORTFOLIO   FUNDAMENTAL VALUE   BALANCED PORTFOLIO -
                                 APPRECIATION PORTFOLIO     - CLASS II SHARES          PORTFOLIO         SERVICE SHARES
                                 ----------------------   ----------------------   -----------------   --------------------
ASSETS:
  Investments at market value:   $            1,036,248   $           20,541,945   $       5,331,530   $          4,644,744

  Receivables:
    Dividends ................                        -                        -                   -                      -
                                 ----------------------   ----------------------   -----------------   --------------------

      Total Assets ...........                1,036,248               20,541,945           5,331,530              4,644,744
                                 ----------------------   ----------------------   -----------------   --------------------

LIABILITIES:
  Payables:
    Insurance charges ........                       24                      460                 124                     96
    Administrative fees ......                        -                        1                   -                      -
                                 ----------------------   ----------------------   -----------------   --------------------

      Total Liabilities ......                       24                      461                 124                     96
                                 ----------------------   ----------------------   -----------------   --------------------

NET ASSETS:                      $            1,036,224   $           20,541,484   $       5,331,406   $          4,644,648
                                 ======================   ======================   =================   ====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   MID CAP GROWTH       WORLDWIDE GROWTH                                                               OPPENHEIMER MAIN
PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    LAZARD RETIREMENT     GROWTH AND INCOME   MID-CAP VALUE   STREET FUND/VA -
        SHARES              SHARES          SMALL CAP  PORTFOLIO       PORTFOLIO          PORTFOLIO     SERVICE SHARES
-------------------   -------------------   --------------------   -----------------   -------------   ----------------
$         1,241,503   $         1,807,939   $            294,161   $         853,156   $     542,284   $         28,169

                  -                     -                      -                   -               -                  -
-------------------   -------------------   --------------------   -----------------   -------------   ----------------

          1,241,503             1,807,939                294,161             853,156         542,284             28,169
-------------------   -------------------   --------------------   -----------------   -------------   ----------------

                 26                    36                      6                  15              10                  -
                  -                     -                      -                   -               -                  -
-------------------   -------------------   --------------------   -----------------   -------------   ----------------

                 26                    36                      6                  15              10                  -
-------------------   -------------------   --------------------   -----------------   -------------   ----------------

$         1,241,477   $         1,807,903   $            294,155   $         853,141   $     542,274   $         28,169
===================   ===================   ====================   =================   =============   ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              REAL RETURN           TOTAL RETURN       PUTNAM VT DISCOVERY          PUTNAM VT
                                              PORTFOLIO -            PORTFOLIO -         GROWTH FUND -        INTERNATIONAL EQUITY
                                          ADMINISTRATIVE CLASS  ADMINISTRATIVE CLASS    CLASS IB SHARES      FUND - CLASS IB SHARES
                                          --------------------  --------------------   -------------------   ----------------------
ASSETS:
    Investments at market value:          $             14,437  $          5,354,047   $           112,326   $            2,449,976

    Receivables:
       Dividends .......................                     -                     -                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Assets .................                14,437             5,354,047               112,326                2,449,976
                                          --------------------  --------------------   -------------------   ----------------------

LIABILITIES:
    Payables:
       Insurance charges ...............                     -                   113                     2                       48
       Administrative fees .............                     -                     1                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Liabilities ............                     -                   114                     2                       48
                                          --------------------  --------------------   -------------------   ----------------------

NET ASSETS:                               $             14,437  $          5,353,933   $           112,324   $            2,449,928
                                          ====================  ====================   ===================   ======================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

PUTNAM VT SMALL CAP                                                                                       SMITH BARNEY
VALUE FUND - CLASS        ALL CAP FUND        INVESTORS FUND        SMALL CAP GROWTH    TOTAL RETURN    DIVIDEND STRATEGY
     IB SHARES             - CLASS I           - CLASS I             FUND - CLASS I    FUND - CLASS I       PORTFOLIO
-------------------   -------------------   --------------------   -----------------   --------------   -----------------
$         5,040,628   $        11,623,249   $          3,634,955   $       1,476,026   $      696,737   $         285,774

                  -                     -                      -                   -                -                   -
-------------------   -------------------   --------------------   -----------------   --------------   -----------------

          5,040,628            11,623,249              3,634,955           1,476,026          696,737             285,774
-------------------   -------------------   --------------------   -----------------   --------------   -----------------

                101                   260                     83                  28               18                   7
                  -                     1                      -                   -                -                   -
-------------------   -------------------   --------------------   -----------------   --------------   -----------------

                101                   261                     83                  28               18                   7
-------------------   -------------------   --------------------   -----------------   --------------   -----------------

$         5,040,527   $        11,622,988   $          3,634,872   $       1,475,998   $      696,719   $         285,767
===================   ===================   ====================   =================   ==============   =================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                          SMITH BARNEY PREMIER       AIM CAPITAL           CONVERTIBLE
                                           SELECTIONS ALL CAP       APPRECIATION            SECURITIES         DISCIPLINED MID CAP
                                            GROWTH PORTFOLIO          PORTFOLIO             PORTFOLIO            STOCK PORTFOLIO
                                          --------------------  --------------------   -------------------   ----------------------
ASSETS:
    Investments at market value:          $             87,812  $          2,107,375   $           912,247   $           14,974,124

    Receivables:
       Dividends .......................                     -                     -                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Assets .................                87,812             2,107,375               912,247               14,974,124
                                          --------------------  --------------------   -------------------   ----------------------

LIABILITIES:
    Payables:
       Insurance charges ...............                     2                    49                    16                      254
       Administrative fees .............                     -                     -                     -                        1
                                          --------------------  --------------------   -------------------   ----------------------

          Total Liabilities ............                     2                    49                    16                      255
                                          --------------------  --------------------   -------------------   ----------------------

NET ASSETS:                               $             87,810  $          2,107,326   $           912,231   $           14,973,869
                                          ====================  ====================   ===================   ======================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

   EQUITY INCOME         FEDERATED HIGH        FEDERATED STOCK                           MERCURY LARGE CAP   MFS MID CAP GROWTH
     PORTFOLIO          YIELD PORTFOLIO           PORTFOLIO        LARGE CAP PORTFOLIO    CORE PORTFOLIO         PORTFOLIO
-------------------   -------------------   --------------------   -------------------   -----------------   ------------------
$        19,740,765   $           378,342   $          3,832,128   $        14,919,633   $       1,493,084   $        6,315,437

                  -                     -                      -                     -                   -                    -
-------------------   -------------------   --------------------   -------------------   -----------------   ------------------

         19,740,765               378,342              3,832,128            14,919,633           1,493,084            6,315,437
-------------------   -------------------   --------------------   -------------------   -----------------   ------------------

                451                     9                     88                   349                  34                  151
                  1                     -                      -                     1                   -                    1
-------------------   -------------------   --------------------   -------------------   -----------------   ------------------

                452                     9                     88                   350                  34                  152
-------------------   -------------------   --------------------   -------------------   -----------------   ------------------

$        19,740,313   $           378,333   $          3,832,040   $        14,919,283   $       1,493,050   $        6,315,285
===================   ===================   ====================   ===================   =================   ==================

                    See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                            MONDRIAN
                                            MFS TOTAL RETURN                           INTERNATIONAL STOCK
                                                PORTFOLIO        MFS VALUE PORTFOLIO        PORTFOLIO        PIONEER FUND PORTFOLIO
                                          --------------------  --------------------   -------------------   ----------------------
ASSETS:
    Investments at market value:          $         30,263,687  $          2,273,635   $         2,623,254   $            3,268,431

    Receivables:
       Dividends .......................                     -                     -                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Assets .................            30,263,687             2,273,635             2,623,254                3,268,431
                                          --------------------  --------------------   -------------------   ----------------------

LIABILITIES:
    Payables:
       Insurance charges ...............                   682                    69                    61                       69
       Administrative fees .............                     4                     -                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Liabilities ............                   686                    69                    61                       69
                                          --------------------  --------------------   -------------------   ----------------------

NET ASSETS:                               $         30,263,001  $          2,273,566   $         2,623,193   $            3,268,362
                                          ====================  ====================   ===================   ======================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                   STYLE FOCUS SERIES:
  PIONEER MID CAP      PIONEER STRATEGIC      STRATEGIC EQUITY       SMALL CAP GROWTH    TRAVELERS QUALITY      U.S. GOVERNMENT
  VALUE PORTFOLIO       INCOME PORTFOLIO          PORTFOLIO             PORTFOLIO          BOND PORTFOLIO    SECURITIES PORTFOLIO
-------------------   -------------------   --------------------   -------------------   -----------------   --------------------
$             2,885   $         3,157,631   $         40,879,276   $               772   $       5,378,844   $         11,404,385

                  -                     -                      -                     -                   -                      -
-------------------   -------------------   --------------------   -------------------   -----------------   --------------------

              2,885             3,157,631             40,879,276                   772           5,378,844             11,404,385
-------------------   -------------------   --------------------   -------------------   -----------------   --------------------

                  -                    67                    722                     -                 112                    241
                  -                     -                      2                     -                   1                      1
-------------------   -------------------   --------------------   -------------------   -----------------   --------------------

                  -                    67                    724                     -                 113                    242
-------------------   -------------------   --------------------   -------------------   -----------------   --------------------

$             2,885   $         3,157,564   $         40,878,552   $               772   $       5,378,731   $         11,404,143
===================   ===================   ====================   ===================   =================   ====================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                           SB ADJUSTABLE RATE       SMITH BARNEY                                  SMITH BARNEY
                                            INCOME PORTFOLIO      AGGRESSIVE GROWTH     SMITH BARNEY HIGH     INTERNATIONAL ALL CAP
                                            - CLASS I SHARES          PORTFOLIO          INCOME PORTFOLIO       GROWTH PORTFOLIO
                                          --------------------  --------------------   -------------------   ----------------------
ASSETS:
    Investments at market value:          $            105,542  $          8,425,578   $         1,599,064   $            5,788,302

    Receivables:
       Dividends .......................                     -                     -                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Assets .................               105,542             8,425,578             1,599,064                5,788,302
                                          --------------------  --------------------   -------------------   ----------------------

LIABILITIES:
    Payables:
       Insurance charges ...............                     2                   189                    38                      120
       Administrative fees .............                     -                     -                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Liabilities ............                     2                   189                    38                      120
                                          --------------------  --------------------   -------------------   ----------------------

NET ASSETS:                               $            105,540  $          8,425,389   $         1,599,026   $            5,788,182
                                          ====================  ====================   ===================   ======================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                       SMITH BARNEY LARGE                                                                       EMERGING GROWTH
 SMITH BARNEY LARGE      CAPITALIZATION      SMITH BARNEY MONEY      SOCIAL AWARENESS    COMSTOCK PORTFOLIO       PORTFOLIO -
CAP VALUE PORTFOLIO     GROWTH PORTFOLIO      MARKET PORTFOLIO       STOCK PORTFOLIO      - CLASS II SHARES     CLASS II SHARES
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------
$         9,180,494   $         6,637,040   $          5,152,807   $         9,798,750   $          675,226   $           505,905

                  -                     -                      -                     -                    -                     -
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

          9,180,494             6,637,040              5,152,807             9,798,750              675,226               505,905
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

                167                   163                    124                   224                   17                    12
                  -                     1                      2                     3                    -                     -
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

                167                   164                    126                   227                   17                    12
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

$         9,180,327   $         6,636,876   $          5,152,681   $         9,798,523   $          675,209   $           505,893
===================   ===================   ====================   ===================   ==================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                 SMITH BARNEY SMALL
                                                                     CAP GROWTH          ASSET MANAGER SM         CONTRAFUND(R)
                                          ENTERPRISE PORTFOLIO      OPPORTUNITIES          PORTFOLIO -         PORTFOLIO - SERVICE
                                            - CLASS II SHARES         PORTFOLIO           INITIAL CLASS              CLASS 2
                                          --------------------  --------------------   -------------------   ----------------------
ASSETS:
    Investments at market value:          $            103,341  $            846,356   $        12,583,119   $           13,660,698

    Receivables:
       Dividends .......................                     -                     -                     -                        -
                                          --------------------  --------------------   -------------------   ----------------------

          Total Assets .................               103,341               846,356            12,583,119               13,660,698
                                          --------------------  --------------------   -------------------   ----------------------

LIABILITIES:
    Payables:
       Insurance charges ...............                     3                    16                   184                      252
       Administrative fees .............                     -                     -                     2                        1
                                          --------------------  --------------------   -------------------   ----------------------

          Total Liabilities ............                     3                    16                   186                      253
                                          --------------------  --------------------   -------------------   ----------------------

NET ASSETS:                               $            103,338  $            846,340   $        12,582,933   $           13,660,445
                                          ====================  ====================   ===================   ======================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

  DYNAMIC CAPITAL
    APPRECIATION        EQUITY - INCOME                                HIGH INCOME                                WELLS FARGO
    PORTFOLIO -           PORTFOLIO -        GROWTH PORTFOLIO -    PORTFOLIO - INITIAL    MID CAP PORTFOLIO   ADVANTAGE MULTI CAP
  SERVICE CLASS 2        INITIAL CLASS         INITIAL CLASS              CLASS           - SERVICE CLASS 2        VALUE FUND
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------
$           199,049   $        28,173,328   $         37,285,083   $         2,767,621   $       15,440,383   $         1,477,863

                  -                     -                      -                     -                    -                     -
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

            199,049            28,173,328             37,285,083             2,767,621           15,440,383             1,477,863
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

                  4                   414                    529                    40                  324                    33
                  -                     8                      5                     -                    1                     -
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

                  4                   422                    534                    40                  325                    33
-------------------   -------------------   --------------------   -------------------   ------------------   -------------------

$           199,045   $        28,172,906   $         37,284,549   $         2,767,581   $       15,440,058   $         1,477,830
===================   ===================   ====================   ===================   ==================   ===================

                        See Notes to Financial Statements

                       This page intentionally left blank.

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                              CAPITAL
                                                            APPRECIATION    DREYFUS STOCK INDEX    HIGH YIELD BOND     MANAGED
                                                                FUND       FUND - INITIAL SHARES        TRUST        ASSETS TRUST
                                                            ------------   ---------------------   ---------------   ------------
INVESTMENT INCOME:
   Dividends ............................................   $          -   $             423,600   $           364   $      5,841
                                                            ------------   ---------------------   ---------------   ------------

EXPENSES:
   Insurance charges ....................................        510,460                 161,389            53,390        283,822
   Administrative fees ..................................          3,973                   3,563               227            821
                                                            ------------   ---------------------   ---------------   ------------

      Total expenses ....................................        514,433                 164,952            53,617        284,643
                                                            ------------   ---------------------   ---------------   ------------

         Net investment income (loss) ...................       (514,433)                258,648           (53,253)      (278,802)
                                                            ------------   ---------------------   ---------------   ------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
      Realized gain distribution ........................              -                       -                 -        227,635
      Realized gain (loss) on sale of investments .......     (1,434,537)                (69,891)           75,720       (317,500)
                                                            ------------   ---------------------   ---------------   ------------

         Realized gain (loss) ...........................     (1,434,537)                (69,891)           75,720        (89,865)
                                                            ------------   ---------------------   ---------------   ------------

      Change in unrealized gain (loss) on investments ...     16,054,473                 843,867            12,504      1,406,348
                                                            ------------   ---------------------   ---------------   ------------

   Net increase (decrease) in net assets resulting
      from operations ...................................   $ 14,105,503   $           1,032,624   $        34,971   $  1,037,681
                                                            ============   =====================   ===============   ============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                              AIM V.I.
                                                                               PREMIER          GLOBAL
                                                            MONEY MARKET    EQUITY FUND -    GROWTH FUND -   GROWTH FUND - CLASS 2
                                                              PORTFOLIO        SERIES I     CLASS 2 SHARES          SHARES
                                                            ------------   --------------   --------------   ---------------------
INVESTMENT INCOME:
   Dividends ............................................   $    379,361   $        5,120   $        5,517   $              15,548
                                                            ------------   --------------   --------------   ---------------------

EXPENSES:
   Insurance charges ....................................        106,373            4,519            5,195                  12,493
   Administrative fees ..................................             32               72                7                       9
                                                            ------------   --------------   --------------   ---------------------

      Total expenses ....................................        106,405            4,591            5,202                  12,502
                                                            ------------   --------------   --------------   ---------------------

         Net investment income (loss) ...................        272,956              529              315                   3,046
                                                            ------------   --------------   --------------   ---------------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
      Realized gain distribution ........................              -                -                -                       -
      Realized gain (loss) on sale of investments .......              -            5,101            6,157                  17,522
                                                            ------------   --------------   --------------   ---------------------

         Realized gain (loss) ...........................              -            5,101            6,157                  17,522
                                                            ------------   --------------   --------------   ---------------------

      Change in unrealized gain (loss) on
         investments ....................................              -           22,694          113,923                 293,294
                                                            ------------   --------------   --------------   ---------------------

   Net increase (decrease) in net assets resulting
      from operations ...................................   $    272,956   $       28,324   $      120,395   $             313,862
                                                            ============   ==============   ==============   =====================

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                               CITISTREET
                            CITISTREET        INTERNATIONAL     CITISTREET LARGE       CITISTREET SMALL     CREDIT SUISSE TRUST
GROWTH-INCOME FUND -       DIVERSIFIED           STOCK        COMPANY STOCK FUND -   COMPANY STOCK FUND -    EMERGING MARKETS
  CLASS 2 SHARES       BOND FUND - CLASS I   FUND - CLASS I         CLASS I                CLASS I              PORTFOLIO
--------------------   -------------------   --------------   --------------------   --------------------   -------------------
$             28,023   $         3,610,778   $      960,291   $          1,257,169   $             65,651   $            11,162
--------------------   -------------------   --------------   --------------------   --------------------   -------------------

              12,973               899,344          565,732                871,354                438,769                14,062
                  37                   455              223                    550                    289                    19
--------------------   -------------------   --------------   --------------------   --------------------   -------------------

              13,010               899,799          565,955                871,904                439,058                14,081
--------------------   -------------------   --------------   --------------------   --------------------   -------------------

              15,013             2,710,979          394,336                385,265               (373,407)               (2,919)
--------------------   -------------------   --------------   --------------------   --------------------   -------------------

               7,684                     -                -                      -              2,556,025                     -
               6,704               660,641         (231,209)            (1,153,254)               644,615               120,796
--------------------   -------------------   --------------   --------------------   --------------------   -------------------

              14,388               660,641         (231,209)            (1,153,254)             3,200,640               120,796
--------------------   -------------------   --------------   --------------------   --------------------   -------------------

              91,604            (1,989,479)       9,363,798              7,121,871                818,607               273,678
--------------------   -------------------   --------------   --------------------   --------------------   -------------------

$            121,005   $         1,382,141   $    9,526,925   $          6,353,882   $          3,645,840   $           391,555
====================   ===================   ==============   ====================   ====================   ===================

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                     DREYFUS VIF -
                                                                                                     DREYFUS VIF -    DEVELOPING
                                                                                                      APPRECIATION     LEADERS
                                                            DELAWARE VIP REIT   DELAWARE VIP SMALL     PORTFOLIO     PORTFOLIO -
                                                            SERIES - STANDARD   CAP VALUE SERIES -     - INITIAL        INITIAL
                                                                  CLASS           STANDARD CLASS         SHARES         SHARES
                                                            -----------------   ------------------   -------------   -------------
INVESTMENT INCOME:
   Dividends ............................................   $          90,678   $           29,201   $       3,002   $           -
                                                            -----------------   ------------------   -------------   -------------

EXPENSES:
   Insurance charges ....................................              38,838               64,179         138,669         128,771
   Administrative fees ..................................                 238                   88             330             409
                                                            -----------------   ------------------   -------------   -------------

      Total expenses ....................................              39,076               64,267         138,999         129,180
                                                            -----------------   ------------------   -------------   -------------

         Net investment income (loss) ...................              51,602              (35,066)       (135,997)       (129,180)
                                                            -----------------   ------------------   -------------   -------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
      Realized gain distribution ........................             274,806              554,820               -               -
      Realized gain (loss) on sale of investments .......             266,405              294,175         (99,513)         65,520
                                                            -----------------   ------------------   -------------   -------------

         Realized gain (loss) ...........................             541,211              848,995         (99,513)         65,520
                                                            -----------------   ------------------   -------------   -------------

      Change in unrealized gain (loss) on investments ...            (297,664)            (147,057)        779,170         881,777
                                                            -----------------   ------------------   -------------   -------------

   Net increase (decrease) in net assets resulting
      from operations ...................................   $         295,149   $          666,872   $     543,660   $     818,117
                                                            =================   ==================   =============   =============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

MUTUAL SHARES  TEMPLETON DEVELOPING  TEMPLETON FOREIGN   TEMPLETON GLOBAL  TEMPLETON GROWTH   TEMPLETON GROWTH
  SECURITIES    MARKETS SECURITIES       SECURITIES           ASSET           SECURITIES         SECURITIES
FUND - CLASS     FUND - CLASS 2       FUND - CLASS 2    ALLOCATION FUND -    FUND - CLASS       FUND - CLASS
  2 SHARES            SHARES               SHARES         CLASS 1 SHARES       1 SHARES           2 SHARES
-------------  --------------------  -----------------  -----------------  ----------------   ----------------
$      21,054  $              4,958  $          10,214  $         401,020  $        302,917   $         16,833
-------------  --------------------  -----------------  -----------------  ----------------   ----------------

       14,248                 2,604              6,333             58,275           126,838             11,741
            9                    18                 31              1,350             1,704                 21
-------------  --------------------  -----------------  -----------------  ----------------   ----------------

       14,257                 2,622              6,364             59,625           128,542             11,762
-------------  --------------------  -----------------  -----------------  ----------------   ----------------

        6,797                 2,336              3,850            341,395           174,375              5,071
-------------  --------------------  -----------------  -----------------  ----------------   ----------------

        7,887                     -                  -                  -                 -                  -
       23,649                 3,197              3,949            104,659           112,952              3,145
-------------  --------------------  -----------------  -----------------  ----------------   ----------------

       31,536                 3,197              3,949            104,659           112,952              3,145
-------------  --------------------  -----------------  -----------------  ----------------   ----------------

      198,679                99,674             87,735           (116,108)        1,761,128            108,345
-------------  --------------------  -----------------  -----------------  ----------------   ----------------

$     237,012  $            105,207  $          95,534  $         329,946  $      2,048,455   $        116,561
=============  ====================  =================  =================  ================   ================

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                             EQUITY INDEX                            BALANCED
                                                           APPRECIATION       PORTFOLIO       FUNDAMENTAL VALUE    PORTFOLIO -
                                                            PORTFOLIO     - CLASS II SHARES       PORTFOLIO       SERVICE SHARES
                                                           ------------   -----------------   -----------------   --------------
INVESTMENT INCOME:
   Dividends ...........................................   $      9,448   $         252,034   $          49,713   $       89,619
                                                           ------------   -----------------   -----------------   --------------

EXPENSES:
   Insurance charges ...................................          8,976             167,024              44,407           31,597
   Administrative fees .................................             30                 317                  61               78
                                                           ------------   -----------------   -----------------   --------------

      Total expenses ...................................          9,006             167,341              44,468           31,675
                                                           ------------   -----------------   -----------------   --------------

         Net investment income (loss) ..................            442              84,693               5,245           57,944
                                                           ------------   -----------------   -----------------   --------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS:
      Realized gain distribution .......................              -                   -             312,368                -
      Realized gain (loss) on sale of investments ......         36,386             143,808              96,350           45,458
                                                           ------------   -----------------   -----------------   --------------

         Realized gain (loss) ..........................         36,386             143,808             408,718           45,458
                                                           ------------   -----------------   -----------------   --------------

      Change in unrealized gain (loss) on investments ..            586             432,195            (207,432)         181,702
                                                           ------------   -----------------   -----------------   --------------

   Net increase (decrease) in net assets resulting from
      operations .......................................   $     37,414   $         660,696   $         206,531   $      285,104
                                                           ============   =================   =================   ==============

                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

   MID CAP GROWTH      WORLDWIDE GROWTH                                                               OPPENHEIMER MAIN
PORTFOLIO - SERVICE   PORTFOLIO - SERVICE    LAZARD RETIREMENT    GROWTH AND INCOME   MID-CAP VALUE   STREET FUND/VA -
       SHARES                SHARES         SMALL CAP PORTFOLIO       PORTFOLIO         PORTFOLIO      SERVICE SHARES
-------------------   -------------------   -------------------   -----------------   -------------   ----------------
$                 -   $            20,809   $                 -   $           7,825   $       2,250   $            135
-------------------   -------------------   -------------------   -----------------   -------------   ----------------

              8,224                12,127                 1,101               3,771           2,505                132
                 63                    57                     -                   -               -                  1
-------------------   -------------------   -------------------   -----------------   -------------   ----------------

              8,287                12,184                 1,101               3,771           2,505                133
-------------------   -------------------   -------------------   -----------------   -------------   ----------------

             (8,287)                8,625                (1,101)              4,054            (255)                 2
-------------------   -------------------   -------------------   -----------------   -------------   ----------------

                  -                     -                14,871              47,807          30,741                  -
             42,200                20,200                   688               3,058           3,619                216
-------------------   -------------------   -------------------   -----------------   -------------   ----------------

             42,200                20,200                15,559              50,865          34,360                216
-------------------   -------------------   -------------------   -----------------   -------------   ----------------

             86,199                52,874                (6,464)            (18,387)          2,116              1,167
-------------------   -------------------   -------------------   -----------------   -------------   ----------------

$           120,112   $            81,699   $             7,994   $          36,532   $      36,221   $          1,385
===================   ===================   ===================   =================   =============   ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                            REAL RETURN     TOTAL RETURN       PUTNAM VT          PUTNAM VT
                                            PORTFOLIO -     PORTFOLIO -     DISCOVERY GROWTH    INTERNATIONAL
                                          ADMINISTRATIVE   ADMINISTRATIVE   FUND - CLASS IB     EQUITY FUND -
                                               CLASS           CLASS             SHARES        CLASS IB SHARES
                                          --------------   --------------   ----------------   ---------------
INVESTMENT INCOME:
  Dividends ...........................   $           24   $      177,761   $              -   $        30,973
                                          --------------   --------------   ----------------   ---------------

EXPENSES:
  Insurance charges ...................                4           40,050                845            15,784
  Administrative fees .................                -              171                 14                41
                                          --------------   --------------   ----------------   ---------------

    Total expenses ....................                4           40,221                859            15,825
                                          --------------   --------------   ----------------   ---------------

      Net investment income (loss) ....               20          137,540               (859)           15,148
                                          --------------   --------------   ----------------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ........               22           84,620                  -                 -
    Realized gain (loss) on sale of
      investments .....................                -           15,327              3,928           120,207
                                          --------------   --------------   ----------------   ---------------

      Realized gain (loss) ............               22           99,947              3,928           120,207
                                          --------------   --------------   ----------------   ---------------

    Change in unrealized gain (loss)
      on investments ..................              (48)        (153,113)             3,502           112,152
                                          --------------   --------------   ----------------   ---------------

  Net increase (decrease) in net assets
    resulting from operations .........   $           (6)  $       84,374   $          6,571   $       247,507
                                          ==============   ==============   ================   ===============

                       See Notes to Finanacial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 PUTNAM VT SMALL                                                                                SMITH BARNEY
CAP VALUE FUND -   ALL CAP FUND -   INVESTORS FUND -   SMALL CAP GROWTH   TOTAL RETURN FUND   DIVIDEND STRATEGY
 CLASS IB SHARES      CLASS I            CLASS I        FUND - CLASS I        - CLASS I           PORTFOLIO
----------------   --------------   ----------------   ----------------   -----------------   -----------------
$          8,391   $      100,464   $         42,886   $              -   $          13,737   $           5,641
----------------   --------------   ----------------   ----------------   -----------------   -----------------

          34,725           94,425             29,287              9,581               6,353               2,529
             150              197                158                 15                  74                  54
----------------   --------------   ----------------   ----------------   -----------------   -----------------

          34,875           94,622             29,445              9,596               6,427               2,583
----------------   --------------   ----------------   ----------------   -----------------   -----------------

         (26,484)           5,842             13,441             (9,596)              7,310               3,058
----------------   --------------   ----------------   ----------------   -----------------   -----------------

         272,279            8,277                  -            114,587               4,524                   -
         214,430          209,972             66,347             41,205               8,621               4,299
----------------   --------------   ----------------   ----------------   -----------------   -----------------

         486,709          218,249             66,347            155,792              13,145               4,299
----------------   --------------   ----------------   ----------------   -----------------   -----------------

        (163,251)         135,310            110,598            (94,503)             (4,947)            (10,726)
----------------   --------------   ----------------   ----------------   -----------------   -----------------

$        296,974   $      359,401   $        190,386   $         51,693   $          15,508   $          (3,369)
================   ==============   ================   ================   =================   =================

                       See Notes to Finanacial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                           SMITH BARNEY
                                              PREMIER
                                          SELECTIONS ALL   AIM CAPITAL    CONVERTIBLE   DISCIPLINED MID
                                            CAP GROWTH     APPRECIATION    SECURITIES      CAP STOCK
                                             PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO
                                          --------------   ------------   -----------   ---------------
INVESTMENT INCOME:
  Dividends ...........................   $          105   $      4,465   $    23,730   $             -
                                          --------------   ------------   -----------   ---------------

EXPENSES:
  Insurance charges ...................              780         17,342         5,733            83,538
  Administrative fees .................               22             30            11               240
                                          --------------   ------------   -----------   ---------------

    Total expenses ....................              802         17,372         5,744            83,778
                                          --------------   ------------   -----------   ---------------

      Net investment income (loss) ....             (697)       (12,907)       17,986           (83,778)
                                          --------------   ------------   -----------   ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ........                -              -        16,380           149,852
    Realized gain (loss) on sale of
      investments .....................            1,805         95,464         3,231           242,013
                                          --------------   ------------   -----------   ---------------

      Realized gain (loss) ............            1,805         95,464        19,611           391,865
                                          --------------   ------------   -----------   ---------------

    Change in unrealized gain (loss)
      on investments ..................            2,817         59,018       (37,902)        1,200,327
                                          --------------   ------------   -----------   ---------------

  Net increase (decrease) in net assets
    resulting from operations .........   $        3,925   $    141,575   $      (305)  $     1,508,414
                                          ==============   ============   ===========   ===============

                       See Notes to Finanacial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

EQUITY INCOME    FEDERATED HIGH   FEDERATED STOCK                         MERCURY LARGE CAP     MFS EMERGING
  PORTFOLIO     YIELD PORTFOLIO      PORTFOLIO      LARGE CAP PORTFOLIO    CORE PORTFOLIO     GROWTH PORTFOLIO
-------------   ---------------   ---------------   -------------------   -----------------   ----------------
$           -   $             -   $             -   $                 -   $               -   $              -
-------------   ---------------   ---------------   -------------------   -----------------   ----------------

      172,378             3,171            32,965               128,431              11,364                229
          361                11                38                   222                  21                  3
-------------   ---------------   ---------------   -------------------   -----------------   ----------------

      172,739             3,182            33,003               128,653              11,385                232
-------------   ---------------   ---------------   -------------------   -----------------   ----------------

     (172,739)           (3,182)          (33,003)             (128,653)            (11,385)              (232)
-------------   ---------------   ---------------   -------------------   -----------------   ----------------

      288,192                 -                 -                     -                   -                  -
      467,113            (3,139)           87,544              (608,381)             (7,151)            19,576
-------------   ---------------   ---------------   -------------------   -----------------   ----------------

      755,305            (3,139)           87,544              (608,381)             (7,151)            19,576
-------------   ---------------   ---------------   -------------------   -----------------   ----------------

       59,944            12,590           116,487             1,796,038             165,098            (24,680)
-------------   ---------------   ---------------   -------------------   -----------------   ----------------

$     642,510   $         6,269   $       171,028   $         1,059,004   $         146,562   $         (5,336)
=============   ===============   ===============   ===================   =================   ================

                       See Notes to Finanacial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                       MONDRIAN
                                                        MFS MID CAP GROWTH   MFS TOTAL RETURN                        INTERNATIONAL
                                                             PORTFOLIO          PORTFOLIO      MFS VALUE PORTFOLIO  STOCK PORTFOLIO
                                                        -------------------  ----------------  -------------------  ---------------
INVESTMENT INCOME:
   Dividends .........................................  $                 -  $        656,796  $            25,314  $         1,347
                                                        -------------------  ----------------  -------------------  ---------------

EXPENSES:
   Insurance charges .................................               54,531           237,772               17,927           21,439
   Administrative fees ...............................                  254             1,337                    1               28
                                                        -------------------  ----------------  -------------------  ---------------

      Total expenses .................................               54,785           239,109               17,928           21,467
                                                        -------------------  ----------------  -------------------  ---------------

         Net investment income (loss) ................              (54,785)          417,687                7,386          (20,120)
                                                        -------------------  ----------------  -------------------  ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .....................                    -         1,426,770               92,165                -
      Realized gain (loss) on sale of investments ....             (466,758)          193,401                3,664           19,659
                                                        -------------------  ----------------  -------------------  ---------------

         Realized gain (loss) ........................             (466,758)        1,620,171               95,829           19,659
                                                        -------------------  ----------------  -------------------  ---------------

      Change in unrealized gain (loss)
         on investments ..............................              628,095        (1,395,673)              (5,777)         208,858
                                                        -------------------  ----------------  -------------------  ---------------

   Net increase (decrease) in net assets
      resulting from operations ......................  $           106,552  $        642,185  $            97,438  $       208,397
                                                        ===================  ================  ===================  ===============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                           STYLE FOCUS SERIES:
 PIONEER FUND     PIONEER MID CAP   PIONEER STRATEGIC   STRATEGIC EQUITY     SMALL CAP GROWTH    TRAVELERS QUALITY
   PORTFOLIO      VALUE PORTFOLIO   INCOME PORTFOLIO        PORTFOLIO            PORTFOLIO         BOND PORTFOLIO
---------------   ---------------   -----------------   ----------------   -------------------   -----------------
$             -   $             6   $         126,279   $        244,363   $                 -   $               -
---------------   ---------------   -----------------   ----------------   -------------------   -----------------

         25,190                 9              22,364            264,523                     1              41,334
             98                 -                 192                560                     -                 334
---------------   ---------------   -----------------   ----------------   -------------------   -----------------

         25,288                 9              22,556            265,083                     1              41,668
---------------   ---------------   -----------------   ----------------   -------------------   -----------------

        (25,288)               (3)            103,723            (20,720)                   (1)            (41,668)
---------------   ---------------   -----------------   ----------------   -------------------   -----------------

              -                47                   -                  -                    13                   -
       (122,317)              (24)             (6,506)        (2,974,536)                    -              (9,396)
---------------   ---------------   -----------------   ----------------   -------------------   -----------------

       (122,317)               23              (6,506)        (2,974,536)                   13              (9,396)
---------------   ---------------   -----------------   ----------------   -------------------   -----------------

        306,177               (21)            (14,892)         3,339,915                     3              97,559
---------------   ---------------   -----------------   ----------------   -------------------   -----------------

$       158,572   $            (1)  $          82,325   $        344,659   $                15   $          46,495
===============   ===============   =================   ================   ===================   =================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          SB ADJUSTABLE RATE    SMITH BARNEY
                                                       U.S. GOVERNMENT    INCOME PORTFOLIO -  AGGRESSIVE GROWTH   SMITH BARNEY HIGH
                                                     SECURITIES PORTFOLIO   CLASS I SHARES         PORTFOLIO     INCOME PORTFOLIO I
                                                     -------------------- ------------------  -----------------  ------------------
INVESTMENT INCOME:
   Dividends ......................................  $                  9 $            3,148  $               -  $          127,164
                                                     -------------------- ------------------  -----------------  ------------------

EXPENSES:
   Insurance charges ..............................                89,039                536             63,530              13,979
   Administrative fees ............................                   544                  -                 43                 116
                                                     -------------------- ------------------  -----------------  ------------------

      Total expenses ..............................                89,583                536             63,573              14,095
                                                     -------------------- ------------------  -----------------  ------------------

         Net investment income (loss) .............               (89,574)             2,612            (63,573)            113,069
                                                     -------------------- ------------------  -----------------  ------------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ..................                10,769                  -                246                   -
      Realized gain (loss) on sale of investments .                28,383                191            189,029             (25,799)
                                                     -------------------- ------------------  -----------------  ------------------

         Realized gain (loss) .....................                39,152                191            189,275             (25,799)
                                                     -------------------- ------------------  -----------------  ------------------

      Change in unrealized gain (loss)
         on investments ...........................               437,233             (1,331)           690,769             (64,299)
                                                     -------------------- ------------------  -----------------  ------------------

   Net increase (decrease) in net assets
      resulting from operations ...................  $            386,811 $            1,472  $         816,471  $           22,971
                                                     ==================== ==================  =================  ==================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

    SMITH BARNEY                                SMITH BARNEY LARGE
INTERNATIONAL ALL CAP   SMITH BARNEY LARGE    CAPITALIZATION GROWTH    SMITH BARNEY MONEY   SOCIAL AWARENESS   COMSTOCK PORTFOLIO -
  GROWTH PORTFOLIO      CAP VALUE PORTFOLIO         PORTFOLIO           MARKET PORTFOLIO     STOCK PORTFOLIO     CLASS II SHARES
---------------------   -------------------   ----------------------   ------------------   ----------------   --------------------
$              76,253   $           144,913   $                8,731   $          139,187   $         69,655   $             4,357
---------------------   -------------------   ----------------------   ------------------   ----------------   -------------------

               41,486                60,568                   57,953               42,841             82,133                 4,802
                  127                   237                      153                  705              1,083                    37
---------------------   -------------------   ----------------------   ------------------   ----------------   -------------------

               41,613                60,805                   58,106               43,546             83,216                 4,839
---------------------   -------------------   ----------------------   ------------------   ----------------   -------------------

               34,640                84,108                  (49,375)              95,641            (13,561)                 (482)
---------------------   -------------------   ----------------------   ------------------   ----------------   -------------------

                    -                     -                        -                    -                  -                15,085
               85,794                22,078                   37,393                    -            (61,801)                1,458
---------------------   -------------------   ----------------------   ------------------   ----------------   -------------------

               85,794                22,078                   37,393                    -            (61,801)               16,543
---------------------   -------------------   ----------------------   ------------------   ----------------   -------------------

              449,827               386,553                  300,355                    -            395,516                 4,066
---------------------   -------------------   ----------------------   ------------------   ----------------   -------------------

$             570,261   $           492,739   $              288,373   $           95,641   $        320,154   $            20,127
=====================   ===================   ======================   ==================   ================   ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                               SMITH BARNEY SMALL
                                                   EMERGING GROWTH                                 CAP GROWTH      ASSET MANAGER SM
                                                 PORTFOLIO - CLASS II  ENTERPRISE PORTFOLIO -     OPPORTUNITIES      PORTFOLIO -
                                                        SHARES            CLASS II SHARES           PORTFOLIO        INITIAL CLASS
                                                 --------------------  ----------------------  ------------------  ----------------
INVESTMENT INCOME:
   Dividends .................................   $                 56  $                  446  $                -  $        344,110
                                                 --------------------  ----------------------  ------------------  ----------------

EXPENSES:
   Insurance charges .........................                  3,863                   1,000               4,948            67,381
   Administrative fees .......................                     43                      33                  13               723
                                                 --------------------  ----------------------  ------------------  ----------------

      Total expenses .........................                  3,906                   1,033               4,961            68,104
                                                 --------------------  ----------------------  ------------------  ----------------

         Net investment income (loss) ........                 (3,850)                   (587)             (4,961)          276,006
                                                 --------------------  ----------------------  ------------------  ----------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution .............                      -                       -              77,142             4,412
      Realized gain (loss) on sale of
         investments .........................                  8,993                   3,392              23,710          (178,857)
                                                 --------------------  ----------------------  ------------------  ----------------

         Realized gain (loss) ................                  8,993                   3,392             100,852          (174,445)
                                                 --------------------  ----------------------  ------------------  ----------------

      Change in unrealized gain (loss)
         on investments ......................                 24,800                   4,052             (66,805)          313,916
                                                 --------------------  ----------------------  ------------------  ----------------

   Net increase (decrease) in net assets
      resulting from operations ..............   $             29,943  $                6,857  $           29,086  $        415,477
                                                 ====================  ======================  ==================  ================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 CONTRAFUND(R)     DYNAMIC CAPITAL
  PORTFOLIO -   APPRECIATION PORTFOLIO        EQUITY - INCOME      GROWTH PORTFOLIO  HIGH INCOME PORTFOLIO  MID CAP PORTFOLIO -
SERVICE CLASS 2    - SERVICE CLASS 2     PORTFOLIO - INITIAL CLASS  - INITIAL CLASS    - INITIAL CLASS        SERVICE CLASS 2
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------
$        13,141 $                      - $                 437,413 $        185,935 $               416,431 $                 -
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------

         74,879                    1,395                   146,207          191,150                  14,796              89,032
            142                        9                     2,635            1,905                     130                 231
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------

         75,021                    1,404                   148,842          193,055                  14,926              89,263
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------

        (61,880)                  (1,404)                  288,571           (7,120)                401,505             (89,263)
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------

          1,877                        -                   961,229                -                       -             139,077
        354,593                   12,507                   108,439       (1,965,409)                (94,011)             96,889
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------

        356,470                   12,507                 1,069,668       (1,965,409)                (94,011)            235,966
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------

      1,430,338                   24,021                    57,140        3,814,122                (252,292)          1,950,806
--------------- ------------------------ ------------------------- ---------------- ----------------------- -------------------

$     1,724,928 $                 35,124 $               1,415,379 $      1,841,593 $                55,202 $         2,097,509
=============== ======================== ========================= ================ ======================= ===================

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                            WELLS FARGO
                                                          ADVANTAGE MULTI
                                                          CAP VALUE FUND
                                                          ---------------
INVESTMENT INCOME:
   Dividends ..........................................   $         4,725
                                                          ---------------

EXPENSES:
   Insurance charges ..................................            10,756
   Administrative fees ................................                23
                                                          ---------------

      Total expenses ..................................            10,779
                                                          ---------------

         Net investment income (loss) .................            (6,054)
                                                          ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
      Realized gain distribution ......................                 -
      Realized gain (loss) on sale of investments .....            45,753
                                                          ---------------

         Realized gain (loss) .........................            45,753
                                                          ---------------

      Change in unrealized gain (loss)
         on investments ...............................           156,462
                                                          ---------------

   Net increase (decrease) in net assets
      resulting from operations .......................   $       196,161
                                                          ===============

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                           DREYFUS STOCK INDEX FUND -
                                               CAPITAL APPRECIATION FUND          INITIAL SHARES           HIGH YIELD BOND TRUST
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) .............   $  (514,433)  $  (555,220)  $    258,648   $    254,943   $   (53,253)  $   424,048
  Realized gain (loss) .....................    (1,434,537)   (3,443,982)       (69,891)      (235,056)       75,720       108,193
  Change in unrealized gain (loss)
    on investments .........................    16,054,473    16,732,419        843,867      2,383,289        12,504        (8,833)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ............    14,105,503    12,733,217      1,032,624      2,403,176        34,971       523,408
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ............     7,557,193     6,326,227      2,492,860      2,701,928       894,015       882,195
  Participant transfers from other
    funding options ........................     6,651,900    37,064,778        586,432     14,478,920       556,731     2,070,937
  Administrative and asset allocation
    charges ................................          (278)         (429)          (292)          (445)          (56)          (81)
  Contract surrenders ......................    (9,025,804)   (6,180,475)    (2,784,445)    (2,163,032)     (826,546)     (858,796)
  Participant transfers to other
    funding options ........................    (4,235,592)  (40,099,002)    (1,756,731)   (15,205,407)   (1,064,200)   (2,352,532)
  Other receipts/(payments) ................       (20,563)      (79,312)       (39,250)       (42,289)      (41,283)      (11,301)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .....       926,856    (2,968,213)    (1,501,426)      (230,325)     (481,339)     (269,578)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ..    15,032,359     9,765,004       (468,802)     2,172,851      (446,368)      253,830

NET ASSETS:
    Beginning of year ......................    80,652,625    70,887,621     26,932,357     24,759,506     7,275,105     7,021,275
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year ............................   $95,684,984   $80,652,625   $ 26,463,555   $ 26,932,357   $ 6,828,737   $ 7,275,105
                                               ===========   ===========   ============   ============   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                          AIM V.I. PREMIER EQUITY
                                                 MANAGED ASSETS TRUST          MONEY MARKET PORTFOLIO         FUND - SERIES I
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) .............   $  (278,802)  $   579,919   $    272,956   $     27,837   $       529   $    (1,365)
  Realized gain (loss) .....................       (89,865)      (83,198)             -              -         5,101          (111)
  Change in unrealized gain (loss)
    on investments .........................     1,406,348     2,643,583              -              -        22,694        28,191
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ............     1,037,681     3,140,304        272,956         27,837        28,324        26,715
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ............     2,599,243     2,818,346      2,876,838      3,259,434       108,392       143,095
  Participant transfers from other
    funding options ........................       523,081     5,804,731      4,775,664      6,119,334         3,223        14,395
  Administrative and asset allocation
    charges ................................          (100)         (128)          (783)        (1,287)          (41)          (65)
  Contract surrenders ......................    (6,299,922)   (5,342,738)    (3,659,264)    (4,071,202)      (53,354)      (41,927)
  Participant transfers to other
    funding options ........................    (1,024,057)   (5,549,249)    (2,947,481)    (6,499,509)      (40,675)      (29,886)
  Other receipts/(payments) ................       (63,653)      (70,989)       (25,629)        (4,322)            -        (1,337)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .....    (4,265,408)   (2,340,027)     1,019,345     (1,197,552)       17,545        84,275
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ..    (3,227,727)      800,277      1,292,301     (1,169,715)       45,869       110,990

NET ASSETS:
    Beginning of year ......................    39,356,998    38,556,721     12,404,147     13,573,862       576,421       465,431
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year ............................   $36,129,271   $39,356,998   $ 13,696,448   $ 12,404,147   $   622,290   $   576,421
                                               ===========   ===========   ============   ============   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

   GLOBAL GROWTH FUND -       GROWTH FUND - CLASS 2        GROWTH-INCOME FUND -     CITISTREET DIVERSIFIED BOND
      CLASS 2 SHARES                  SHARES                 CLASS 2 SHARES               FUND - CLASS I
-------------------------   -------------------------   -------------------------   ---------------------------
   2005          2004          2005          2004          2005          2004           2005           2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------
$       315   $      (543)  $     3,046   $      (902)  $    15,013   $     5,317   $  2,710,979   $  2,766,090
      6,157          (140)       17,522         1,238        14,388           420        660,641        730,033

    113,923        47,706       293,294       123,143        91,604        59,134     (1,989,479)       568,692
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    120,395        47,023       313,862       123,479       121,005        64,871      1,382,141      4,064,815
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    258,999        60,955       572,814       116,513       470,294       125,348     13,823,324     16,233,170

    123,124       548,473       534,160     1,212,552       819,589       811,346      5,969,641     21,357,136
         (7)            -            (7)            -            (3)            -       (662,720)      (828,759)
    (26,936)       (1,847)      (83,109)      (10,750)      (60,334)         (617)   (19,416,566)   (20,547,130)

    (57,750)       (2,109)      (99,756)       (4,342)      (61,197)       (6,319)    (2,397,389)   (13,866,949)
          -             -        (1,220)            -             -             -       (237,569)      (154,799)
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    297,430       605,472       922,882     1,313,973     1,168,349       929,758     (2,921,279)     2,192,669
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    417,825       652,495     1,236,744     1,437,452     1,289,354       994,629     (1,539,138)     6,257,484

    652,495             -     1,437,452             -       994,629             -    112,389,397    106,131,913
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

$ 1,070,320   $   652,495   $ 2,674,196   $ 1,437,452   $ 2,283,983   $   994,629   $110,850,259   $112,389,397
===========   ===========   ===========   ===========   ===========   ===========   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               CITISTREET INTERNATIONAL     CITISTREET LARGE COMPANY     CITISTREET SMALL COMPANY
                                                 STOCK FUND - CLASS I         STOCK FUND - CLASS I         STOCK FUND - CLASS I
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   394,336   $   367,247   $    385,265   $        274   $  (373,407)  $  (414,752)
  Realized gain (loss) ......................     (231,209)   (2,214,194)    (1,153,254)    (2,396,905)    3,200,640       141,733
  Change in unrealized gain (loss)
    on investments ..........................    9,363,798    11,286,398      7,121,871     12,028,450       818,607     7,997,298
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............    9,526,925     9,439,451      6,353,882      9,631,819     3,645,840     7,724,279
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    8,433,392     9,543,011     13,114,538     14,737,078     6,440,773     7,322,653
  Participant transfers from other
    funding options .........................    1,711,999    16,378,304      2,454,444     22,100,372     1,518,173    15,452,765
  Administrative and asset allocation
    charges .................................     (362,607)     (496,593)      (614,981)      (821,298)     (259,326)     (354,498)
  Contract surrenders .......................  (13,590,927)  (13,239,451)   (18,546,505)   (19,231,869)   (9,739,385)   (9,886,593)
  Participant transfers to other
    funding options .........................   (3,958,023)  (19,434,098)    (3,176,760)   (21,001,144)   (2,551,555)  (17,435,900)
  Other receipts/(payments) .................      (59,696)      (51,585)       (81,608)      (116,401)     (134,501)      (58,499)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......   (7,825,862)   (7,300,412)    (6,850,872)    (4,333,262)   (4,725,821)   (4,960,072)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...    1,701,063     2,139,039       (496,990)     5,298,557    (1,079,981)    2,764,207

NET ASSETS:
    Beginning of year .......................   75,908,134    73,769,095    114,889,238    109,590,681    62,036,051    59,271,844
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $77,609,197   $75,908,134   $114,392,248   $114,889,238   $60,956,070   $62,036,051
                                               ===========   ===========   ============   ============   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

   CREDIT SUISSE TRUST                                   DELAWARE VIP SMALL CAP
    EMERGING MARKETS            DELAWARE VIP REIT            VALUE SERIES -         DREYFUS VIF - APPRECIATION
       PORTFOLIO             SERIES - STANDARD CLASS         STANDARD CLASS          PORTFOLIO - INITIAL SHARES
-------------------------   -------------------------   -------------------------   ---------------------------
   2005          2004          2005          2004          2005          2004           2005           2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------
$    (2,919)  $    (7,851)  $    51,602   $    41,141   $   (35,066)  $   (38,755)  $   (135,997)  $    134,450
    120,796        37,185       541,211       207,877       848,995       249,089        (99,513)      (193,853)

    273,678       262,304      (297,664)      718,367      (147,057)    1,027,022        779,170        748,102
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    391,555       291,638       295,149       967,385       666,872     1,237,356        543,660        688,699
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    481,959       553,973     1,083,679       818,536     1,360,920     1,209,085      1,140,000      1,328,363

    378,754       332,861       808,340     1,004,893       949,417       813,579        166,821        324,415

        (38)          (51)          (43)          (53)          (43)          (60)           (75)          (105)
   (608,609)     (620,119)     (854,232)     (392,465)   (1,266,983)     (694,260)    (3,257,230)    (2,887,744)

   (230,279)     (169,070)     (959,857)     (759,052)     (548,631)     (407,443)      (355,884)      (405,413)
          -       (36,079)       (1,589)       (1,022)       (2,952)            -        (49,785)       (13,016)
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

     21,787        61,515        76,298       670,837       491,728       920,901     (2,356,153)    (1,653,500)
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    413,342       353,153       371,447     1,638,222     1,158,600     2,158,257     (1,812,493)      (964,801)

  1,584,501     1,231,348     4,627,345     2,989,123     7,492,373     5,334,116     17,235,194     18,199,995
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

$ 1,997,843   $ 1,584,501   $ 4,998,792   $ 4,627,345   $ 8,650,973   $ 7,492,373   $ 15,422,701   $ 17,235,194
===========   ===========   ===========   ===========   ===========   ===========   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               DREYFUS VIF - DEVELOPING                                     TEMPLETON DEVELOPING
                                                   LEADERS PORTFOLIO -       MUTUAL SHARES SECURITIES    MARKETS SECURITIES FUND -
                                                   INITIAL SHARES             FUND - CLASS 2 SHARES           CLASS 2 SHARES
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) .............   $  (129,180)  $  (102,413)  $      6,797   $        351   $     2,336   $       (63)
  Realized gain (loss) .....................        65,520       (71,559)        31,536          8,314         3,197           448
  Change in unrealized gain (loss)
    on investments .........................       881,777     1,799,556        198,679        136,387        99,674        18,214
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ............       818,117     1,625,584        237,012        145,052       105,207        18,599
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ............     1,932,327     2,270,139        420,749        289,336       117,001         5,399
  Participant transfers from other
    funding options ........................       585,466     3,666,318        724,168        814,871       333,541       131,748
  Administrative and asset allocation
    charges ................................          (143)         (234)             -              -            (3)            -
  Contract surrenders ......................    (2,482,311)   (2,247,707)      (170,861)      (115,791)      (11,111)            -
  Participant transfers to other
    funding options ........................      (913,461)   (3,672,287)      (124,306)       (14,003)      (23,949)       (5,543)
  Other receipts/(payments) ................        (1,063)      (18,245)             -              -             -             -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .....      (879,185)       (2,016)       849,750        974,413       415,479       131,604
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ..       (61,068)    1,623,568      1,086,762      1,119,465       520,686       150,203

NET ASSETS:
    Beginning of year ......................    17,224,619    15,601,051      1,613,703        494,238       150,203             -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year ............................   $17,163,551   $17,224,619   $  2,700,465   $  1,613,703   $   670,889   $   150,203
                                               ===========   ===========   ============   ============   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

     TEMPLETON FOREIGN       TEMPLETON GLOBAL ASSET          TEMPLETON GROWTH
SECURITIES FUND - CLASS 2       ALLOCATION FUND -            SECURITIES FUND -      TEMPLETON GROWTH SECURITIES
          SHARES                 CLASS 1 SHARES              CLASS 1 SHARES           FUND - CLASS 2 SHARES
-------------------------   -------------------------   -------------------------   ---------------------------
   2005          2004          2005          2004          2005          2004           2005           2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------
$     3,850   $       228   $   341,395   $   188,212   $   174,375   $   109,999   $      5,071   $       (128)
      3,949           503       104,659        17,332       112,952      (116,935)         3,145              3

     87,735        55,035      (116,108)    1,062,781     1,761,128     3,191,231        108,345         13,284
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

     95,534        55,766       329,946     1,268,325     2,048,455     3,184,295        116,561         13,159
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    287,337        58,192     1,143,692       663,872     1,920,100     1,572,072        187,000          7,877

    407,831       376,332       556,026     5,698,240       750,248    14,464,630      1,598,920        124,262
         (2)            -          (108)         (150)          (65)          (61)             -              -
    (18,389)         (541)     (811,437)     (689,953)   (1,707,981)   (1,335,166)       (10,822)             -

    (56,493)      (12,939)     (571,742)   (5,742,202)     (896,502)  (14,855,941)      (129,999)            (1)
          -             -       (17,160)            -        (1,778)       (9,350)             -              -
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    620,284       421,044       299,271       (70,193)       64,022      (163,816)     1,645,099        132,138
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

    715,818       476,810       629,217     1,198,132     2,112,477     3,020,479      1,761,660        145,297

    476,810             -     9,776,220     8,578,088    23,876,517    20,856,038        145,297              -
-----------   -----------   -----------   -----------   -----------   -----------   ------------   ------------

$ 1,192,628   $   476,810   $10,405,437   $ 9,776,220   $25,988,994   $23,876,517   $  1,906,957   $    145,297
===========   ===========   ===========   ===========   ===========   ===========   ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                            EQUITY INDEX PORTFOLIO -         FUNDAMENTAL VALUE
                                                 APPRECIATION PORTFOLIO          CLASS II SHARES                 PORTFOLIO
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) .............   $       442   $     3,959   $     84,693   $    110,022   $     5,245   $    (6,970)
  Realized gain (loss) .....................        36,386        10,779        143,808        (28,711)      408,718       187,199
  Change in unrealized gain (loss)
    on investments .........................           586        56,453        432,195      1,711,265      (207,432)      164,282
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ............        37,414        71,191        660,696      1,792,576       206,531       344,511
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ............       198,354       204,554      2,433,735      2,593,124       763,332     1,001,587
  Participant transfers from other
    funding options ........................        25,276       112,962        606,071      1,475,851        30,426       288,565
  Administrative and asset allocation
    charges ................................           (10)          (17)          (313)          (468)          (11)          (17)
  Contract surrenders ......................      (235,281)      (57,400)    (3,506,659)    (2,505,272)     (737,252)     (584,837)
  Participant transfers to other
    funding options ........................       (42,141)      (33,534)      (824,274)    (1,020,174)     (149,216)     (216,780)
  Other receipts/(payments) ................             -             -        (15,389)       (59,645)            -             -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .....       (53,802)      226,565     (1,306,829)       483,416       (92,721)      488,518
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ..       (16,388)      297,756       (646,133)     2,275,992       113,810       833,029

NET ASSETS:
    Beginning of year ......................     1,052,612       754,856     21,187,617     18,911,625     5,217,596     4,384,567
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year ............................   $ 1,036,224   $ 1,052,612   $ 20,541,484   $ 21,187,617   $ 5,331,406   $ 5,217,596
                                               ===========   ===========   ============   ============   ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  BALANCED PORTFOLIO -       MID CAP GROWTH PORTFOLIO   WORLDWIDE GROWTH PORTFOLIO       LAZARD RETIREMENT
     SERVICE SHARES             - SERVICE SHARES             - SERVICE SHARES           SMALL CAP PORTFOLIO
-------------------------   -------------------------   --------------------------  ---------------------------
   2005          2004           2005          2004          2005          2004          2005           2004
-----------   -----------   -----------   -----------   -----------   ------------  ------------   ------------
$    57,944   $    60,719   $    (8,287)  $    (6,690)  $     8,625   $      3,756  $     (1,101)  $       (146)
     45,458        24,299        42,200        10,942        20,200        (26,810)       15,559              4

    181,702       200,465        86,199       170,181        52,874         80,374        (6,464)         8,006
-----------   -----------   -----------   -----------   -----------   ------------  ------------   ------------

    285,104       285,483       120,112       174,433        81,699         57,320         7,994          7,864
-----------   -----------   -----------   -----------   -----------   ------------  ------------   ------------

    757,744       993,342       205,217       185,503       582,954        963,679       129,949         26,163

    113,826       187,178        22,137       111,370        84,293        122,545        95,089         43,407
       (105)         (131)          (43)          (54)          (33)           (47)            -              -
   (448,210)     (286,919)     (110,959)      (42,512)     (492,877)      (769,514)       (9,118)          (223)

   (283,096)     (532,547)     (118,005)      (78,356)     (169,767)      (217,538)       (6,970)             -
          -             -             -             -          (521)             -             -              -
-----------   -----------   -----------   -----------   -----------   ------------  ------------   ------------

    140,159       360,923        (1,653)      175,951         4,049         99,125       208,950         69,347
-----------   -----------   -----------   -----------   -----------   ------------  ------------   ------------

    425,263       646,406       118,459       350,384        85,748        156,445       216,944         77,211

  4,219,385     3,572,979     1,123,018       772,634     1,722,155      1,565,710        77,211              -
-----------   -----------   -----------   -----------   -----------   ------------  ------------   ------------

$ 4,644,648   $ 4,219,385   $ 1,241,477   $ 1,123,018   $ 1,807,903   $  1,722,155  $    294,155   $     77,211
===========   ===========   ===========   ===========   ===========   ============  ============   ============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                           OPPENHEIMER MAIN STREET
                                               GROWTH AND INCOME PORTFOLIO     MID-CAP VALUE PORTFOLIO     FUND/VA - SERVICE SHARES
                                               ---------------------------   ---------------------------  -------------------------
                                                   2005          2004            2005           2004          2005          2004
                                               -----------   -------------   ------------   ------------  -----------   -----------
OPERATIONS:
  Net investment income (loss) .............   $     4,054   $         825   $       (255)  $        227  $         2   $       (18)
  Realized gain (loss) .....................        50,865             155         34,360          2,708          216             -
  Change in unrealized gain (loss)
    on investments .........................       (18,387)         16,362          2,116         17,186        1,167           696
                                               -----------   -------------   ------------   ------------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations ............        36,532          17,342         36,221         20,121        1,385           678
                                               -----------   -------------   ------------   ------------  -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments ............       195,425          41,540        140,820         23,417        6,763         6,679
  Participant transfers from other
    funding options ........................       531,592         317,561        206,450        173,925       11,012         3,090
  Administrative and asset allocation
   charges .................................            (3)              -             (5)             -           (2)            -
  Contract surrenders ......................       (66,018)       (199,695)       (26,313)             -       (1,151)            -
  Participant transfers to other
    funding options ........................       (21,097)            (38)       (32,362)             -         (284)           (1)
  Other receipts/(payments) ................             -               -              -              -            -             -
                                               -----------   -------------   ------------   ------------  -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions .....       639,899         159,368        288,590        197,342       16,338         9,768
                                               -----------   -------------   ------------   ------------  -----------   -----------

    Net increase (decrease) in net assets ..       676,431         176,710        324,811        217,463       17,723        10,446

NET ASSETS:
    Beginning of year ......................       176,710               -        217,463              -       10,446             -
                                               -----------   -------------   ------------   ------------  -----------   -----------

    End of year ............................   $   853,141   $     176,710   $    542,274   $    217,463  $    28,169   $    10,446
                                               ===========   =============   ============   ============  ===========   ===========

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 REAL RETURN PORTFOLIO -    TOTAL RETURN PORTFOLIO -    PUTNAM VT DISCOVERY GROWTH     PUTNAM VT INTERNATIONAL
  ADMINISTRATIVE CLASS         ADMINISTRATIVE CLASS       FUND - CLASS IB SHARES    EQUITY FUND - CLASS IB SHARES
-------------------------   -------------------------   --------------------------  -----------------------------
   2005          2004          2005          2004          2005          2004           2005           2004
-----------   -----------   -----------   -----------   -----------   ------------  -------------   -------------
$        20   $         -   $   137,540   $    52,094   $      (859)  $       (770)  $     15,148   $      15,385
         22             -        99,947        91,813         3,928          3,267        120,207         146,093

        (48)            -      (153,113)       42,197         3,502          5,190        112,152         122,361
-----------   -----------   -----------   -----------   -----------   ------------   ------------   -------------

         (6)            -        84,374       186,104         6,571          7,687        247,507         283,839
-----------   -----------   -----------   -----------   -----------   ------------   ------------   -------------

      1,634             -     1,150,948     1,239,820        29,708         48,903        793,122       1,043,231

     12,809             -       304,625       643,877           115          2,313        174,028         330,828
          -             -           (99)         (110)            -              -            (25)            (20)
          -             -      (846,482)     (556,541)      (28,422)       (28,963)      (662,434)       (830,413)

          -             -      (346,370)     (728,498)       (7,918)        (6,206)      (182,331)       (488,060)
          -             -        (1,273)      (28,069)            -              -        (31,734)           (771)
-----------   -----------   -----------   -----------   -----------   ------------   ------------   -------------

     14,443             -       261,349       570,479        (6,517)        16,047         90,626          54,795
-----------   -----------   -----------   -----------   -----------   ------------   ------------   -------------

     14,437             -       345,723       756,583            54         23,734        338,133         338,634

          -             -     5,008,210     4,251,627       112,270         88,536      2,111,795       1,773,161
-----------   -----------   -----------   -----------   -----------   ------------   ------------   -------------

$    14,437   $         -   $ 5,353,933   $ 5,008,210   $   112,324   $    112,270   $  2,449,928   $   2,111,795
===========   ===========   ===========   ===========   ===========   ============   ============   =============

                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               PUTNAM VT SMALL CAP VALUE
                                                 FUND - CLASS IB SHARES       ALL CAP FUND - CLASS I      INVESTORS FUND - CLASS I
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (26,484)  $   (14,081)  $      5,842   $    (27,968)  $    13,441   $    23,141
  Realized gain (loss) ......................      486,709        96,253        218,249        142,429        66,347        40,456
  Change in unrealized gain (loss)
    on investments ..........................     (163,251)      788,046        135,310        707,255       110,598       255,201
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      296,974       870,218        359,401        821,716       190,386       318,798
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      651,596       736,186      1,455,901      1,763,640       471,293       489,958
  Participant transfers from other
    funding options .........................      541,497     1,019,826        119,814        870,838        36,771       229,421
  Administrative and asset allocation
    charges .................................          (29)          (24)           (22)           (32)          (71)          (87)
  Contract surrenders .......................     (639,940)     (223,666)    (1,427,000)      (980,060)     (538,974)     (512,164)
  Participant transfers to other
    funding options .........................     (561,215)     (439,793)      (822,232)      (912,549)     (205,896)     (219,921)
  Other receipts/(payments) .................      (37,169)       (1,950)        (1,131)        (3,594)            -             -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (45,260)    1,090,579       (674,670)       738,243      (236,877)      (12,793)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...      251,714     1,960,797       (315,269)     1,559,959       (46,491)      306,005

NET ASSETS:
    Beginning of year .......................    4,788,813     2,828,016     11,938,257     10,378,298     3,681,363     3,375,358
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $ 5,040,527   $ 4,788,813   $ 11,622,988   $ 11,938,257   $ 3,634,872   $ 3,681,363
                                               ===========   ===========   ============   ============   ===========   ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

  SMALL CAP GROWTH FUND         TOTAL RETURN FUND         SMITH BARNEY DIVIDEND    SMITH BARNEY PREMIER SELECTIONS
       - CLASS I                    - CLASS I              STRATEGY PORTFOLIO         ALL CAP GROWTH PORTFOLIO
-------------------------   -------------------------   -------------------------  -------------------------------
   2005          2004          2005          2004          2005          2004           2005             2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------
$    (9,596)  $    (8,069)  $     7,310   $     5,839   $     3,058   $       216   $       (697)   $       (734)
    155,792        23,030        13,145        26,350         4,299         2,836          1,805           1,697

    (94,503)      159,006        (4,947)       21,862       (10,726)        4,119          2,817           1,701
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

     51,693       173,967        15,508        54,051        (3,369)        7,171          3,925           2,664
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    218,687       329,588        94,153        69,685        70,475        74,186         17,498          23,038

     66,646       243,545         9,844        37,753        10,035        28,444              -          18,521
         (1)           (2)           (2)           (1)          (14)          (18)             -               -
   (106,101)      (66,727)      (87,365)     (206,827)      (26,675)      (10,026)       (13,424)        (20,500)

   (213,112)     (182,708)      (29,192)      (16,221)      (54,484)      (35,114)       (18,288)         (5,341)
          -             -       (12,972)            -             -             -              -               -
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    (33,881)      323,696       (25,534)     (115,611)         (663)       57,472        (14,214)         15,718
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

     17,812       497,663       (10,026)      (61,560)       (4,032)       64,643        (10,289)         18,382

  1,458,186       960,523       706,745       768,305       289,799       225,156         98,099          79,717
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

$ 1,475,998   $ 1,458,186   $   696,719   $   706,745   $   285,767   $   289,799   $     87,810    $     98,099
===========   ===========   ===========   ===========   ===========   ===========   ============    ============

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               AIM CAPITAL APPRECIATION      CONVERTIBLE SECURITIES      DISCIPLINED MID CAP STOCK
                                                      PORTFOLIO                     PORTFOLIO                    PORTFOLIO
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (12,907)  $   (14,725)  $     17,986   $     14,401   $   (83,778)  $   (45,452)
  Realized gain (loss) ......................       95,464        28,595         19,611          4,078       391,865       498,925
  Change in unrealized gain (loss)
    on investments ..........................       59,018        98,329        (37,902)        17,184     1,200,327     1,149,523
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      141,575       112,199           (305)        35,663     1,508,414     1,602,996
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      280,572       235,281        179,070        103,343     2,419,710     1,978,503
  Participant transfers from other
    funding options .........................       44,653       105,759        106,856        498,655     1,417,197     4,268,537
  Administrative and asset allocation
    charges .................................          (47)          (54)            (1)             -          (144)         (268)
  Contract surrenders .......................     (484,131)     (213,480)       (45,496)       (15,008)   (1,722,909)     (794,635)
  Participant transfers to other
    funding options .........................     (111,096)      (31,538)      (180,530)       (52,793)     (798,529)   (4,139,624)
  Other receipts/(payments) .................           (4)            -              -              -       (52,395)            -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     (270,053)       95,968         59,899        534,197     1,262,930     1,312,513
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...     (128,478)      208,167         59,594        569,860     2,771,344     2,915,509

NET ASSETS:
    Beginning of year .......................    2,235,804     2,027,637        852,637        282,777    12,202,525     9,287,016
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $ 2,107,326   $ 2,235,804   $    912,231   $    852,637   $14,973,869   $12,202,525
                                               ===========   ===========   ============   ============   ===========   ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                               FEDERATED HIGH YIELD
 EQUITY INCOME PORTFOLIO            PORTFOLIO           FEDERATED STOCK PORTFOLIO       LARGE CAP PORTFOLIO
-------------------------   -------------------------   -------------------------   ----------------------------
   2005          2004           2005          2004          2005          2004          2005            2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------
$  (172,739)  $    98,233   $    (3,182)  $    23,297   $   (33,003)  $    23,840   $   (128,653)   $    (12,112)
    755,305     1,253,885        (3,139)       (2,771)       87,544        20,941       (608,381)       (722,023)

     59,944       480,882        12,590        10,746       116,487       314,536      1,796,038       1,599,871
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    642,510     1,833,000         6,269        31,272       171,028       359,317      1,059,004         865,736
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

  1,793,404     1,981,307        35,907        38,199       399,508       407,361      1,222,763       1,524,174

    608,497       960,965        18,444        17,349        61,387        60,027        244,539         308,221
       (220)         (281)            -             -            (5)           (5)           (91)           (122)
 (5,013,764)   (3,441,732)      (44,691)      (34,720)     (683,636)     (476,938)    (3,407,828)     (2,670,478)

   (639,269)     (451,532)       (6,678)       (9,867)     (135,951)      (64,219)      (405,507)       (454,826)
    (99,917)      (11,190)            -             -       (66,679)       (5,007)        (8,896)        (11,571)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

 (3,351,269)     (962,463)        2,982        10,961      (425,376)      (78,781)    (2,355,020)     (1,304,602)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

 (2,708,759)      870,537         9,251        42,233      (254,348)      280,536     (1,296,016)       (438,866)

 22,449,072    21,578,535       369,082       326,849     4,086,388     3,805,852     16,215,299      16,654,165
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

$19,740,313   $22,449,072   $   378,333   $   369,082   $ 3,832,040   $ 4,086,388   $ 14,919,283    $ 16,215,299
===========   ===========   ===========   ===========   ===========   ===========   ============    ============

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 MERCURY LARGE CAP CORE        MFS EMERGING GROWTH          MFS MID CAP GROWTH
                                                       PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (11,385)  $    (3,301)  $       (232)  $     (1,198)  $   (54,785)  $   (54,497)
  Realized gain (loss) ......................       (7,151)      (56,708)        19,576          2,453      (466,758)     (402,958)
  Change in unrealized gain (loss)
    on investments ..........................      165,098       229,771        (24,680)        18,164       628,095     1,229,271
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      146,562       169,762         (5,336)        19,419       106,552       771,816
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      173,550       142,920          7,324         57,578       701,228       911,659
  Participant transfers from other
    funding options .........................      105,058       146,744            232         21,286       360,923       367,631
  Administrative and asset allocation
    charges .................................          (16)          (17)             -             (9)          (76)          (82)
  Contract surrenders .......................     (193,883)     (206,505)          (671)       (14,757)   (1,089,632)     (728,360)
  Participant transfers to other
    funding options .........................      (40,384)     (116,813)      (186,946)       (17,203)     (437,548)     (500,916)
  Other receipts/(payments) .................       (1,512)            -              -         (1,384)            -             -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       42,813       (33,671)      (180,061)        45,511      (465,105)       49,932
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...      189,375       136,091       (185,397)        64,930      (358,553)      821,748

NET ASSETS:
    Beginning of year .......................    1,303,675     1,167,584        185,397        120,467     6,673,838     5,852,090
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $ 1,493,050   $ 1,303,675   $          -   $    185,397   $ 6,315,285   $ 6,673,838
                                               ===========   ===========   ============   ============   ===========   ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                         MONDRIAN INTERNATIONAL
MFS TOTAL RETURN PORTFOLIO     MFS VALUE PORTFOLIO         STOCK PORTFOLIO             PIONEER FUND PORTFOLIO
--------------------------  -------------------------   -------------------------   ----------------------------
   2005            2004         2005          2004          2005          2004          2005            2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------
$   417,687   $   480,986   $     7,386   $       894   $   (20,120)  $    15,910   $    (25,288)   $      3,155
  1,620,171       783,043        95,829           737        19,659       (31,433)      (122,317)       (197,544)

 (1,395,673)    1,231,459        (5,777)        1,545       208,858       319,058        306,177         523,867
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    642,185     2,495,488        97,438         3,176       208,397       303,535        158,572         329,478
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

  4,209,768     3,745,107       185,508         4,301       496,304       756,961        402,751         439,134

  5,934,411     3,413,916     2,091,640        81,585       216,491       175,981         77,666         817,309
       (227)         (238)            -             -           (25)          (23)           (45)            (59)
 (5,220,413)   (2,717,833)      (30,935)            -      (609,466)     (717,748)      (577,639)       (609,142)

 (1,676,013)   (3,219,463)     (159,147)            -       (54,605)      (50,763)      (267,157)       (824,360)
    (27,908)       (5,089)            -             -       (30,254)            -              -         (11,303)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

  3,219,618     1,216,400     2,087,066        85,886        18,445       164,408       (364,424)       (188,421)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

  3,861,803     3,711,888     2,184,504        89,062       226,842       467,943       (205,852)        141,057

 26,401,198    22,689,310        89,062             -     2,396,351     1,928,408      3,474,214       3,333,157
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

$30,263,001   $26,401,198   $ 2,273,566   $    89,062   $ 2,623,193   $ 2,396,351   $  3,268,362    $  3,474,214
===========   ===========   ===========   ===========   ===========   ===========   ============    ============

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 PIONEER MID CAP VALUE      PIONEER STRATEGIC INCOME         STRATEGIC EQUITY
                                                       PORTFOLIO                    PORTFOLIO                    PORTFOLIO
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004           2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $        (3)  $         -   $    103,723   $    145,107   $   (20,720)  $   269,542
  Realized gain (loss) ......................           23             -         (6,506)       (17,264)   (2,974,536)   (2,498,844)
  Change in unrealized gain (loss)
    on investments ..........................          (21)            -        (14,892)        94,061     3,339,915     6,100,522
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............           (1)            -         82,325        221,904       344,659     3,871,220
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............        5,000             -        622,245        250,502     2,857,452     3,411,810
  Participant transfers from other
    funding options .........................            -             -        484,612        499,496       370,019    16,450,486
  Administrative and asset allocation
    charges .................................            -             -             (5)            (5)         (256)         (326)
  Contract surrenders .......................       (2,114)            -       (398,411)      (318,164)   (5,514,856)   (5,045,017)
  Participant transfers to other
    funding options .........................            -             -       (135,706)      (397,169)   (2,150,323)  (17,413,113)
  Other receipts/(payments) .................            -             -        (12,549)       (18,649)      (34,705)     (101,466)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        2,886             -        560,186         16,011    (4,472,669)   (2,697,626)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...        2,885             -        642,511        237,915    (4,128,010)    1,173,594

NET ASSETS:
    Beginning of year .......................            -             -      2,515,053      2,277,138    45,006,562    43,832,968
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $     2,885   $         -   $  3,157,564   $  2,515,053   $40,878,552   $45,006,562
                                               ===========   ===========   ============   ============   ===========   ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

STYLE FOCUS SERIES: SMALL     TRAVELERS QUALITY BOND         U.S. GOVERNMENT          SB ADJUSTABLE RATE INCOME
  CAP GROWTH PORTFOLIO              PORTFOLIO              SECURITIES PORTFOLIO      PORTFOLIO - CLASS I SHARES
-------------------------   -------------------------   -------------------------   ----------------------------
   2005          2004           2005          2004          2005          2004          2005            2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------
$        (1)  $         -   $   (41,668)  $   216,203   $   (89,574)  $   393,113   $      2,612    $        175
         13             -        (9,396)       13,267        39,152        14,453            191               -

          3             -        97,559       (93,501)      437,233       167,527         (1,331)           (136)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

         15             -        46,495       135,969       386,811       575,093          1,472              39
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

        734             -       553,045       639,986     1,781,885     1,829,305         31,316             909

         23             -       309,776     1,929,601     1,097,481     2,584,157        108,138          18,612
          -             -           (66)          (98)         (115)         (154)             -               -
          -             -      (894,963)     (898,822)   (2,132,289)   (2,082,038)        (5,947)              -

          -             -      (202,799)   (2,105,734)     (799,538)   (3,438,327)       (50,000)              -
          -             -             -       (17,834)      (35,686)      (65,929)             -               -
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

        757             -      (235,007)     (452,901)      (88,262)   (1,172,986)        83,507          19,521
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

        772             -      (188,512)     (316,932)      298,549      (597,893)        84,979          19,560

          -             -     5,567,243     5,884,175    11,105,594    11,703,487         20,561           1,001
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

$       772   $         -   $ 5,378,731   $ 5,567,243   $11,404,143   $11,105,594   $    105,540    $     20,561
===========   ===========   ===========   ===========   ===========   ===========   ============    ============

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                SMITH BARNEY AGGRESSIVE      SMITH BARNEY HIGH INCOME    SMITH BARNEY INTERNATIONAL
                                                    GROWTH PORTFOLIO                PORTFOLIO                ALL CAP PORTFOLIO
                                               -------------------------   ---------------------------   -------------------------
                                                  2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   (63,573)  $   (56,414)  $    113,069   $    126,547   $    34,640   $     5,527
  Realized gain (loss) ......................      189,275       131,419        (25,799)        (9,841)       85,794        27,628
  Change in unrealized gain (loss)
    on investments ..........................      690,769       547,936        (64,299)        35,955       449,827       740,401
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............      816,471       622,941         22,971        152,661       570,261       773,556
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    1,344,967     1,662,058        150,584        187,920       574,837     1,227,818
  Participant transfers from other
    funding options .........................      503,016       765,109        177,043        249,555       257,272     1,709,683
  Administrative and asset allocation
    charges .................................          (31)          (43)           (18)           (20)          (72)          (94)
  Contract surrenders .......................   (1,050,167)     (926,259)      (218,740)      (176,695)     (851,526)   (1,275,594)
  Participant transfers to other
    funding options .........................     (910,260)     (746,622)      (291,705)      (283,299)     (139,238)   (1,617,236)
  Other receipts/(payments) .................         (890)            -        (11,453)             -        (6,963)      (24,560)
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     (113,365)      754,243       (194,289)       (22,539)     (165,690)       20,017
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...      703,106     1,377,184       (171,318)       130,122       404,571       793,573

NET ASSETS:
    Beginning of year .......................    7,722,283     6,345,099      1,770,344      1,640,222     5,383,611     4,590,038
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $ 8,425,389   $ 7,722,283   $  1,599,026   $  1,770,344   $ 5,788,182   $ 5,383,611
                                               ===========   ===========   ============   ============   ===========   ===========

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                               SMITH BARNEY LARGE
  SMITH BARNEY LARGE CAP      CAPITALIZATION GROWTH     SMITH BARNEY MONEY MARKET      SOCIAL AWARENESS STOCK
     VALUE PORTFOLIO                PORTFOLIO                   PORTFOLIO                    PORTFOLIO
-------------------------   -------------------------   -------------------------   ----------------------------
   2005          2004          2005          2004          2005          2004           2005            2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------
$    84,108   $   103,889   $   (49,375)  $   (35,489)  $    95,641   $    (2,264)  $    (13,561)   $    (13,312)
     22,078       (33,926)       37,393       (14,149)            -             -        (61,801)       (157,929)

    386,553       736,188       300,355       (25,376)            -             -        395,516         673,891
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    492,739       806,151       288,373       (75,014)       95,641        (2,264)       320,154         502,650
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    736,059       736,070       662,443       851,355     1,232,504     1,045,188      1,025,942       1,189,211

    127,627     1,280,032       620,497       851,111     2,448,643     6,513,671        207,495       1,822,370
         (8)          (13)          (34)          (45)          (91)          (90)           (43)            (75)
 (1,057,348)     (523,551)   (1,017,639)   (1,111,927)   (2,017,435)   (1,113,663)    (1,634,014)     (1,330,603)

   (222,311)   (1,326,789)     (614,739)     (629,619)   (1,494,761)   (6,724,005)      (493,996)     (1,913,542)
     (7,796)            -       (10,943)      (22,858)       (4,023)       (3,662)             -          (7,190)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

   (423,777)      165,749      (360,415)      (61,983)      164,837      (282,561)      (894,616)       (239,829)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

     68,962       971,900       (72,042)     (136,997)      260,478      (284,825)      (574,462)        262,821

  9,111,365     8,139,465     6,708,918     6,845,915     4,892,203     5,177,028     10,372,985      10,110,164
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

$ 9,180,327   $ 9,111,365   $ 6,636,876   $ 6,708,918   $ 5,152,681   $ 4,892,203   $  9,798,523    $ 10,372,985
===========   ===========   ===========   ===========   ===========   ===========   ============    ============

                       See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                 COMSTOCK PORTFOLIO -      EMERGING GROWTH PORTFOLIO -    ENTERPRISE PORTFOLIO -
                                                    CLASS II SHARES              CLASS II SHARES             CLASS II SHARES
                                               -------------------------   ---------------------------   -------------------------
                                                   2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $      (482)  $    (1,133)  $     (3,850)  $     (3,697)  $      (587)  $      (986)
  Realized gain (loss) ......................       16,543         1,763          8,993         11,016         3,392         2,487
  Change in unrealized gain (loss)
    on investments ..........................        4,066        51,428         24,800         17,675         4,052         2,607
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............       20,127        52,058         29,943         24,994         6,857         4,108
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............      119,557       103,513         87,712        121,849        32,838        35,784
  Participant transfers from other
    funding options .........................      112,677       170,873         37,439         46,974             -        26,776
  Administrative and asset allocation
    charges .................................            -             -            (14)           (21)           (9)          (11)
  Contract surrenders .......................      (13,834)      (24,167)       (55,602)       (90,820)      (16,762)      (16,942)
  Participant transfers to other
    funding options .........................      (11,799)       (9,155)       (37,741)       (90,965)      (29,020)      (37,102)
  Other receipts/(payments) .................            -             -              -           (655)            -             -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      206,601       241,064         31,794        (13,638)      (12,953)        8,505
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...      226,728       293,122         61,737         11,356        (6,096)       12,613

NET ASSETS:
    Beginning of year .......................      448,481       155,359        444,156        432,800       109,434        96,821
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $   675,209   $   448,481   $    505,893   $    444,156   $   103,338   $   109,434
                                               ===========   ===========   ============   ============   ===========   ===========

                      See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

 SMITH BARNEY SMALL CAP         ASSET MANAGER SM
  GROWTH OPPORTUNITIES         PORTFOLIO - INITIAL      CONTRAFUND(R) PORTFOLIO     DYNAMIC CAPITAL APPRECIATION
       PORTFOLIO                      CLASS                - SERVICE CLASS 2        PORTFOLIO - SERVICE CLASS 2
-------------------------   -------------------------   -------------------------   ----------------------------
    2005          2004          2005          2004          2005          2004          2005             2004
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------
$    (4,961)  $    (3,306)  $   276,006   $   255,694   $   (61,880)  $   (41,616)  $     (1,404)   $     (1,521)
    100,852        25,340      (174,445)     (121,719)      356,470        67,827         12,507           9,508

    (66,805)       65,437       313,916       461,911     1,430,338     1,123,115         24,021          (7,182)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

     29,086        87,471       415,477       595,886     1,724,928     1,149,326         35,124             805
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    129,303       153,151       584,184       605,375     2,424,097     1,301,217         46,738          44,079

    134,760        96,774        74,941     8,452,461     2,348,952     1,407,056         39,186          51,124
         (3)           (3)          (23)          (28)         (100)          (89)            (4)             (2)
    (68,962)      (23,394)   (1,301,363)     (733,287)   (2,101,748)     (473,396)       (54,774)        (58,057)

    (93,867)      (48,320)     (463,453)   (8,735,218)     (404,217)     (220,935)       (23,291)        (62,549)
          -             -             -       (34,859)       (4,085)       (5,273)             -               -
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    101,231       178,208    (1,105,714)     (445,556)    2,262,899     2,008,580          7,855         (25,405)
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

    130,317       265,679      (690,237)      150,330     3,987,827     3,157,906         42,979         (24,600)

    716,023       450,344    13,273,170    13,122,840     9,672,618     6,514,712        156,066         180,666
-----------   -----------   -----------   -----------   -----------   -----------   ------------    ------------

$   846,340   $   716,023   $12,582,933   $13,273,170   $13,660,445   $ 9,672,618   $    199,045    $    156,066
===========   ===========   ===========   ===========   ===========   ===========   ============    ============

                      See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                               EQUITY - INCOME PORTFOLIO   GROWTH PORTFOLIO - INITIAL     HIGH INCOME PORTFOLIO -
                                                    - INITIAL CLASS                   CLASS                    INITIAL CLASS
                                               -------------------------   ---------------------------   -------------------------
                                                   2005          2004           2005           2004          2005          2004
                                               -----------   -----------   ------------   ------------   -----------   -----------
OPERATIONS:
  Net investment income (loss) ..............  $   288,571   $   193,110   $     (7,120)  $   (188,581)  $   401,505   $   198,432
  Realized gain (loss) ......................    1,069,668       115,649     (1,965,409)    (1,925,715)      (94,011)      (53,658)
  Change in unrealized gain (loss)
    on investments ..........................       57,140     2,324,530      3,814,122      3,026,714      (252,292)       85,973
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from operations .............    1,415,379     2,633,289      1,841,593        912,418        55,202       230,747
                                               -----------   -----------   ------------   ------------   -----------   -----------

UNIT TRANSACTIONS:
  Participant purchase payments .............    2,154,693     2,091,903      2,773,625      3,076,748       243,966       239,274
  Participant transfers from other
    funding options .........................      888,444    16,945,424        195,636     24,503,548         9,635     1,790,529
  Administrative and asset allocation
    charges .................................         (115)         (195)           (72)          (142)          (11)          (11)
  Contract surrenders .......................   (2,595,164)   (1,791,608)    (4,221,346)    (3,350,296)     (296,603)     (213,955)
  Participant transfers to other
    funding options .........................   (1,038,525)  (17,331,805)    (1,983,523)   (26,167,162)     (158,510)   (1,766,567)
  Other receipts/(payments) .................       (5,932)      (63,124)        (6,066)       (55,826)            -             -
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     (596,599)     (149,405)    (3,241,746)    (1,993,130)     (201,523)       49,270
                                               -----------   -----------   ------------   ------------   -----------   -----------

    Net increase (decrease) in net assets ...      818,780     2,483,884     (1,400,153)    (1,080,712)     (146,321)      280,017

NET ASSETS:
    Beginning of year .......................   27,354,126    24,870,242     38,684,702     39,765,414     2,913,902     2,633,885
                                               -----------   -----------   ------------   ------------   -----------   -----------

    End of year .............................  $28,172,906   $27,354,126   $ 37,284,549   $ 38,684,702   $ 2,767,581   $ 2,913,902
                                               ===========   ===========   ============   ============   ===========   ===========

                      See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

    MID CAP PORTFOLIO -      WELLS FARGO ADVANTAGE
     SERVICE CLASS 2          MULTI CAP VALUE FUND
-------------------------   -------------------------
    2005          2004          2005          2004
-----------   -----------   -----------   -----------
$   (89,263)  $   (34,963)  $    (6,054)  $    (9,403)
    235,966        52,159        45,753        22,967

  1,950,806     1,244,018       156,462       150,553
-----------   -----------   -----------   -----------

  2,097,509     1,261,214       196,161       164,117
-----------   -----------   -----------   -----------

  2,253,593     1,492,885       198,606       206,965

  4,720,572     2,181,165        72,269        53,175
        (94)          (99)           (7)          (10)
   (710,588)     (325,183)     (170,264)     (182,336)

   (537,025)     (323,618)      (79,187)     (119,563)
     (4,607)       (1,982)            -          (579)
-----------   -----------   -----------   -----------

  5,721,851     3,023,168        21,417       (42,348)
-----------   -----------   -----------   -----------

  7,819,360     4,284,382       217,578       121,769

  7,620,698     3,336,316     1,260,252     1,138,483
-----------   -----------   -----------   -----------

$15,440,058   $ 7,620,698   $ 1,477,830   $ 1,260,252
===========   ===========   ===========   ===========

                      See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

      On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

      Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio and Strategic Equity Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust. Additionally, the Social Awareness Stock Portfolio was moved from The Travelers Series Trust to the Travelers Series Fund, Inc.

      The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Company"), a wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Separate Account QP, established on December 26, 1995, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account QP are Gold Track and Gold Track Select.

      Participant purchase payments applied to Separate Account QP are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Separate Account QP were:

         Capital Appreciation Fund, Massachusetts business trust, Affiliate of
            The Company
         Dreyfus Stock Index Fund - Initial Shares, Maryland business trust High Yield Bond Trust, Massachusetts business trust, Affiliate of
            The Company
         Managed Assets Trust, Massachusetts business trust, Affiliate of
            The Company
         Money Market Portfolio, Massachusetts business trust, Affiliate of
            The Company
         AIM Variable Insurance Funds, Delaware business trust
            AIM V.I. Premier Equity Fund - Series I
         American Funds Insurance Series, Massachusetts business trust
            Global Growth Fund - Class 2 Shares
            Growth Fund - Class 2 Shares
            Growth-Income Fund - Class 2 Shares
         CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of
            The Company
            CitiStreet Diversified Bond Fund - Class I
            CitiStreet International Stock Fund - Class I
            CitiStreet Large Company Stock Fund - Class I
            CitiStreet Small Company Stock Fund - Class I
         Credit Suisse Trust, Massachusetts business trust
            Credit Suisse Trust Emerging Markets Portfolio
         Delaware VIP Trust, Maryland business trust
            Delaware VIP REIT Series - Standard Class
            Delaware VIP Small Cap Value Series - Standard Class
         Dreyfus Variable Investment Fund, Maryland business trust
            Dreyfus VIF - Appreciation Portfolio - Initial Shares
            Dreyfus VIF - Developing Leaders Portfolio - Initial Shares Franklin Templeton Variable Insurance Products Trust, Massachusetts
            business trust
            Mutual Shares Securities Fund - Class 2 Shares
            Templeton Developing Markets Securities Fund - Class 2 Shares Templeton Foreign Securities Fund - Class 2 Shares
            Templeton Global Asset Allocation Fund - Class 1 Shares
            Templeton Growth Securities Fund - Class 1 Shares
            Templeton Growth Securities Fund - Class 2 Shares
         Greenwich Street Series Fund, Massachusetts business trust,
            Affiliate of The Company
            Appreciation Portfolio
            Equity Index Portfolio - Class II Shares
            Fundamental Value Portfolio

         Janus Aspen Series, Delaware business trust
            Balanced Portfolio - Service Shares
            Mid Cap Growth Portfolio - Service Shares
            Worldwide Growth Portfolio - Service Shares
         Lazard Retirement Series, Inc., Massachusetts business trust
            Lazard Retirement Small Cap Portfolio
         Lord Abbett Series Fund, Inc., Maryland business trust
            Growth and Income Portfolio
            Mid-Cap Value Portfolio
         Oppenheimer Variable Account Funds, Massachusetts business trust
            Oppenheimer Main Street Fund/VA - Service Shares
         PIMCO Variable Insurance Trust, Massachusetts business trust
            Real Return Portfolio - Administrative Class
            Total Return Portfolio - Administrative Class
         Putnam Variable Trust, Massachusetts business trust
            Putnam VT Discovery Growth Fund - Class IB Shares
            Putnam VT International Equity Fund - Class IB Shares
            Putnam VT Small Cap Value Fund - Class IB Shares
         Salomon Brothers Variable Series Funds Inc., Maryland business trust
            All Cap Fund - Class I
            Investors Fund - Class I
            Small Cap Growth Fund - Class I
            Total Return Fund - Class I
         Smith Barney Investment Series, Massachusetts business trust
            Smith Barney Dividend Strategy Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
         The Travelers Series Trust, Massachusetts business trust,
            Affiliate of The Company
            AIM Capital Appreciation Portfolio
            Convertible Securities Portfolio
            Disciplined Mid Cap Stock Portfolio
            Equity Income Portfolio
            Federated High Yield Portfolio
            Federated Stock Portfolio
            Large Cap Portfolio
            Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap
               Core Portfolio)
            MFS Mid Cap Growth Portfolio
            MFS Total Return Portfolio
            MFS Value Portfolio
            Mondrian International Stock Portfolio (Formerly Lazard
               International Stock Portfolio)
            Pioneer Fund Portfolio
            Pioneer Mid Cap Value Portfolio
            Pioneer Strategic Income Portfolio
            Strategic Equity Portfolio
            Style Focus Series: Small Cap Growth Portfolio
            Style Focus Series: Small Cap Value Portfolio *
            Travelers Quality Bond Portfolio
            U.S. Government Securities Portfolio
         Travelers Series Fund Inc., Maryland business trust
            SB Adjustable Rate Income Portfolio - Class I Shares
            Smith Barney Aggressive Growth Portfolio
            Smith Barney High Income Portfolio
            Smith Barney International All Cap Growth Portfolio
            Smith Barney Large Cap Value Portfolio

            Smith Barney Large Capitalization Growth Portfolio
            Smith Barney Money Market Portfolio
            Social Awareness Stock Portfolio
         Van Kampen Life Investment Trust, Delaware business trust
            Comstock Portfolio - Class II Shares
            Emerging Growth Portfolio - Class II Shares
            Enterprise Portfolio - Class II Shares
         Variable Annuity Portfolios, Massachusetts business trust
            Smith Barney Small Cap Growth Opportunities Portfolio
         Variable Insurance Products Fund, Massachusetts business trust
            Asset Manager SM Portfolio - Initial Class (Formerly Asset Manager
               Portfolio - Initial Class)
            Contrafund(R) Portfolio - Service Class 2
            Dynamic Capital Appreciation Portfolio - Service Class 2
            Equity - Income Portfolio - Initial Class
            Growth Portfolio - Initial Class
            High Income Portfolio - Initial Class
            Mid Cap Portfolio - Service Class 2
         Wells Fargo Variable Trust (Formerly Strong Variable Insurance
            Funds, Inc.), Delaware business trust
            Wells Fargo Advantage Multi Cap Value Fund (Formerly Strong Multi
               Cap Value Fund II)

      *     No assets for the period

   New Funds in 2005 included above:

     Pioneer Mid Cap Value Portfolio                  The Travelers Series Trust       5/2/2005
     Real Return Portfolio - Administrative Class     PIMCO Variable Insurance Trust   5/2/2005
     Style Focus Series: Small Cap Growth Portfolio   The Travelers Series Trust       5/2/2005
     Style Focus Series: Small Cap Value Portfolio    The Travelers Series Trust       5/2/2005

      Not all funds may be available in all states or to all contract owners.

      This report is prepared for the general information of contract owners and is not an offer of units of Separate Account QP or shares of Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Separate Account QP product(s) offered by The Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

      Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

      Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

      Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

      The operations of Separate Account QP form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

      In 2001, Separate Account QP adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

      The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

         - Mortality and Expense Risks assumed by The Company (M&E)

         - Administrative fees paid for administrative expenses (ADM)

      The table below displays separate account charges with their associated products offered in this Separate Account for each funding option:

SEPARATE ACCOUNT                 QP
------------------------------------------------------------------------------------
                                                            Asset-based Charges
                                                      ------------------------------
                                                                              Total
   Separate Account Charge (1)   Product                 M&E        ADM      Charge
------------------------------   ------------------   ---------   -------   --------
Separate Account Charge 0.30%    Gold Track Select      0.30%                 0.30%

Separate Account Charge 0.60%    Gold Track             0.60%                 0.60%
                                 Gold Track Select      0.60%                 0.60%

Separate Account Charge 0.80%    Gold Track             0.80%                 0.80%
                                 Gold Track Select      0.80%                 0.80%

Separate Account Charge 0.90%    Gold Track Select      0.90%                 0.90%

Separate Account Charge 0.95%    Gold Track             0.95%                 0.95%

Separate Account Charge 1.15%    Gold Track             1.15%                 1.15%
                                 Gold Track Select      1.15%                 1.15%

Separate Account Charge 1.30%    Gold Track             1.20%      0.10%      1.30%
                                 Gold Track Select      1.20%      0.10%      1.30%

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

      No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Company will deduct either a surrender charge or a contingent deferred sales charge, assessed through the redemption of units, as displayed below. In addition, if the Variable Liquidity Benefit is selected, a surrender charge is assessed through the redemption of units in the annuity phase, as a percentage of the amount withdrawn. The charge is displayed below:

      Product            Charge (as a percentage of the amount withdrawn)
      -----------------  -------------------------------------------------------

                         CONTINGENT DEFERRED SALES
      Gold Track            5% for 5 years from the date the purchase payment is
                            made and 0% thereafter
      Gold Track Select     N/A

                         SURRENDER CHARGE
      Gold Track            Up to 5% decreasing to 0% in years 9 and later
      Gold Track Select     Up to 5% decreasing to 0% in years 9 and later

      For certain contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

      Participants in CitiStreet Funds Inc. ("The Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services (LLC) ("CitiStreet"), an affiliate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in The Funds increase, was 1.25% from January 1, 2005 to August 31, 2005. On September 1, 2005, this fee was reduced to 1.00%.

      For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

      Effective February 25, 2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS

                                                                               FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                    -----------------------------------------------------------

                                                                     NO. OF         MARKET          COST OF         PROCEEDS
INVESTMENTS                                                          SHARES          VALUE         PURCHASES       FROM SALES
                                                                    ----------   -------------   --------------   -------------
CAPITAL APPRECIATION FUND (9.3%)
      Total (Cost $97,590,518)                                       1,222,363   $  95,686,548   $    8,640,285   $   8,226,299
                                                                    ----------   -------------   --------------   -------------

DREYFUS STOCK INDEX FUND - INITIAL SHARES (2.6%)
      Total (Cost $26,083,585)                                         831,678      26,464,008        2,255,293       3,497,619
                                                                    ----------   -------------   --------------   -------------

HIGH YIELD BOND TRUST (0.7%)
      Total (Cost $6,405,331)                                          680,167       6,828,881          942,077       1,476,524
                                                                    ----------   -------------   --------------   -------------

MANAGED ASSETS TRUST (3.5%)
      Total (Cost $36,765,457)                                       2,100,583      36,130,024        1,335,398       5,651,220
                                                                    ----------   -------------   --------------   -------------

MONEY MARKET PORTFOLIO (1.3%)
      Total (Cost $13,673,270)                                      13,673,270      13,673,270        5,661,603       4,381,426
                                                                    ----------   -------------   --------------   -------------

AIM VARIABLE INSURANCE FUNDS (0.1%)
   AIM V.I. Premier Equity Fund - Series I
      Total (Cost $561,913)                                             27,881         622,303          102,304          84,217
                                                                    ----------   -------------   --------------   -------------

AMERICAN FUNDS INSURANCE SERIES (0.6%)
   Global Growth Fund - Class 2 Shares (Cost $908,709)                  54,833       1,070,339          374,375          76,611
   Growth Fund - Class 2 Shares (Cost $2,257,809)                       45,342       2,674,245        1,072,757         146,778
   Growth-Income Fund - Class 2 Shares (Cost $2,133,293)                59,917       2,284,030        1,311,076         119,982
                                                                    ----------   -------------   --------------   -------------
      Total (Cost $5,299,811)                                          160,092       6,028,614        2,758,208         343,371
                                                                    ----------   -------------   --------------   -------------

CITISTREET FUNDS, INC. (35.2%)
   CitiStreet Diversified Bond Fund - Class I (Cost
     $105,605,857)                                                   9,490,815     110,852,717        9,979,824      10,187,666
   CitiStreet International Stock Fund - Class I (Cost
     $71,228,065)                                                    5,065,981      77,610,825        3,367,897      10,797,795
   CitiStreet Large Company Stock Fund - Class I (Cost
     $120,363,410)                                                   9,307,945     114,394,648        4,791,014      11,254,220
   CitiStreet Small Company Stock Fund - Class I (Cost
     $53,023,896)                                                    4,253,824      60,957,295        4,346,367       6,888,346
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $350,221,228)                                      28,118,565     363,815,485       22,485,102      39,128,027
                                                                    ----------   -------------   --------------   -------------

CREDIT SUISSE TRUST (0.2%)
   Credit Suisse Trust Emerging Markets Portfolio
     Total (Cost $1,440,199)                                           118,781       1,997,891          807,149         788,232
                                                                    ----------   -------------   --------------   -------------

DELAWARE VIP TRUST (1.3%)
   Delaware VIP REIT Series - Standard Class (Cost $3,987,963)         266,324       4,998,903        1,778,546       1,375,730
   Delaware VIP Small Cap Value Series - Standard Class (Cost
     $6,499,002)                                                       280,609       8,651,160        2,327,017       1,315,348
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $10,486,965)                                          546,933      13,650,063        4,105,563       2,691,078
                                                                    ----------   -------------   --------------   -------------

DREYFUS VARIABLE INVESTMENT FUND (3.2%)
   Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost
     $15,516,380)                                                      415,604      15,423,065          446,875       2,938,662
   Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     (Cost $15,765,271)                                                390,444      17,163,913        1,092,439       2,100,443
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $31,281,651)                                          806,048      32,586,978        1,539,314       5,039,105
                                                                    ----------   -------------   --------------   -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (4.1%)
   Mutual Shares Securities Fund - Class 2 Shares (Cost
     $2,333,661)                                                       148,625       2,700,512        1,116,301         251,821
   Templeton Developing Markets Securities Fund - Class 2
     Shares (Cost $553,016)                                             61,551         670,903          448,502          30,673
   Templeton Foreign Securities Fund - Class 2 Shares (Cost
     $1,049,884)                                                        76,354       1,192,653          668,210          44,051
   Templeton Global Asset Allocation Fund - Class 1 Shares
     (Cost $9,323,436)                                                 494,093      10,405,606        1,827,806       1,186,972
   Templeton Growth Securities Fund - Class 1 Shares (Cost
     $23,220,047)                                                    1,859,039      25,989,363        2,223,426       1,984,659
   Templeton Growth Securities Fund - Class 2 Shares (Cost
     $1,785,378)                                                       138,089       1,907,006        1,790,258         140,038
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $38,265,422)                                        2,777,751      42,866,043        8,074,503       3,638,214
                                                                    ----------   -------------   --------------   -------------

                                                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                     ----------------------------------------------------------

                                                                      NO. OF        MARKET          COST OF         PROCEEDS
INVESTMENTS                                                           SHARES         VALUE         PURCHASES       FROM SALES
                                                                     ---------   -------------   --------------   -------------
GREENWICH STREET SERIES FUND (2.6%)
   Appreciation Portfolio (Cost $885,095)                               42,767   $   1,036,248   $      204,863   $     258,200
   Equity Index Portfolio - Class II Shares (Cost $18,975,731)         675,722      20,541,945        1,739,613       2,961,289
   Fundamental Value Portfolio (Cost $4,755,863)                       258,436       5,331,530          899,822         674,806
                                                                     ---------   -------------   --------------   -------------
     Total (Cost $24,616,689)                                          976,925      26,909,723        2,844,298       3,894,295
                                                                     ---------   -------------   --------------   -------------

JANUS ASPEN SERIES (0.7%)
   Balanced Portfolio - Service Shares (Cost $4,084,925)               174,483       4,644,744          736,683         538,485
   Mid Cap Growth Portfolio - Service Shares (Cost $905,359)            43,700       1,241,503          189,942         199,857
   Worldwide Growth Portfolio - Service Shares (Cost $1,655,389)        65,127       1,807,939          619,216         606,506
                                                                     ---------   -------------   --------------   -------------
     Total (Cost $6,645,673)                                           283,310       7,694,186        1,545,841       1,344,848
                                                                     ---------   -------------   --------------   -------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
   Lazard Retirement Small Cap Portfolio
     Total (Cost $292,619)                                              18,036         294,161          236,827          14,102
                                                                     ---------   -------------   --------------   -------------

LORD ABBETT SERIES FUND, INC. (0.1%)
   Growth and Income Portfolio (Cost $855,181)                          32,613         853,156          780,984          89,209
   Mid-Cap Value Portfolio (Cost $522,982)                              25,713         542,284          372,541          53,455
                                                                     ---------   -------------   --------------   -------------
     Total (Cost $1,378,163)                                            58,326       1,395,440        1,153,525         142,664
                                                                     ---------   -------------   --------------   -------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
   Oppenheimer Main Street Fund/VA - Service Shares
     Total (Cost $26,306)                                                1,302          28,169           19,945           3,604
                                                                     ---------   -------------   --------------   -------------

PIMCO VARIABLE INSURANCE TRUST (0.5%)
   Real Return Portfolio - Administrative Class (Cost $14,486)           1,138          14,437           14,488               2
   Total Return Portfolio - Administrative Class
     (Cost $5,392,808)                                                 522,856       5,354,047        1,369,782         886,160
                                                                     ---------   -------------   --------------   -------------
     Total (Cost $5,407,294)                                           523,994       5,368,484        1,384,270         886,162
                                                                     ---------   -------------   --------------   -------------

PUTNAM VARIABLE TRUST (0.7%)
   Putnam VT Discovery Growth Fund - Class IB Shares
     (Cost $94,300)                                                     21,074         112,326           27,275          34,650
   Putnam VT International Equity Fund - Class IB Shares
     (Cost $1,935,056)                                                 150,675       2,449,976          887,653         781,831
   Putnam VT Small Cap Value Fund - Class IB Shares
     (Cost $3,818,838)                                                 219,827       5,040,628        1,130,744         930,108
                                                                     ---------   -------------   --------------   -------------
     Total (Cost $5,848,194)                                           391,576       7,602,930        2,045,672       1,746,589
                                                                     ---------   -------------   --------------   -------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.7%)
   All Cap Fund - Class I (Cost $9,769,215)                            669,928      11,623,249          866,751       1,527,041
   Investors Fund - Class I (Cost $3,103,791)                          249,997       3,634,955          371,659         595,012
   Small Cap Growth Fund - Class I (Cost $1,270,974)                   108,213       1,476,026          326,669         255,530
   Total Return Fund - Class I (Cost $649,126)                          61,441         696,737          107,874         121,555
                                                                     ---------   -------------   --------------   -------------
     Total (Cost $14,793,106)                                        1,089,579      17,430,967        1,672,953       2,499,138
                                                                     ---------   -------------   --------------   -------------

SMITH BARNEY INVESTMENT SERIES (0.0%)
   Smith Barney Dividend Strategy Portfolio (Cost $274,318)             32,885         285,774           77,489          75,087
   Smith Barney Premier Selections All Cap Growth Portfolio
     (Cost $77,607)                                                      6,818          87,812           16,735          31,644
                                                                     ---------   -------------   --------------   -------------
     Total (Cost $351,925)                                              39,703         373,586           94,224         106,731
                                                                     ---------   -------------   --------------   -------------

                                                                                FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                    -----------------------------------------------------------

                                                                      NO. OF        MARKET          COST OF         PROCEEDS
INVESTMENTS                                                           SHARES         VALUE         PURCHASES       FROM SALES
                                                                    ----------   -------------   --------------   -------------
THE TRAVELERS SERIES TRUST (16.0%)
   AIM Capital Appreciation Portfolio (Cost $1,577,286)                181,514   $   2,107,375   $      242,822   $     525,733
   Convertible Securities Portfolio (Cost $919,919)                     76,983         912,247          311,625         217,344
   Disciplined Mid Cap Stock Portfolio (Cost $11,435,784)              681,882      14,974,124        2,588,606       1,259,347
   Equity Income Portfolio (Cost $17,036,942)                        1,116,559      19,740,765        1,299,680       4,535,043
   Federated High Yield Portfolio (Cost $392,601)                       42,799         378,342           50,778          50,969
   Federated Stock Portfolio (Cost $3,302,868)                         219,732       3,832,128          326,764         785,055
   Large Cap Portfolio (Cost $16,472,599)                              985,445      14,919,633          514,258       2,997,583
   Mercury Large Cap Core Portfolio (Cost $1,422,015)                  147,247       1,493,084          226,015         194,555
   MFS Emerging Growth Portfolio (Cost $0)                                   -               -            7,340         187,632
   MFS Mid Cap Growth Portfolio (Cost $8,277,254)                      780,647       6,315,437          588,163       1,107,900
   MFS Total Return Portfolio (Cost $30,272,229)                     1,840,857      30,263,687        9,222,412       4,157,651
   MFS Value Portfolio (Cost $2,277,867)                               182,768       2,273,635        2,360,282         173,596
   Mondrian International Stock Portfolio (Cost $2,335,056)            209,860       2,623,254          601,431         603,046
   Pioneer Fund Portfolio (Cost $3,567,039)                            256,348       3,268,431          353,550         743,192
   Pioneer Mid Cap Value Portfolio (Cost $2,906)                           268           2,885            5,054           2,123
   Pioneer Strategic Income Portfolio (Cost $3,268,171)                338,438       3,157,631        1,143,612         479,636
   Strategic Equity Portfolio (Cost $57,887,608)                     2,297,879      40,879,276        1,333,801       5,826,467
   Style Focus Series: Small Cap Growth Portfolio (Cost $770)               68             772              771               1
   Travelers Quality Bond Portfolio (Cost $5,376,647)                  479,826       5,378,844          618,591         895,153
   U.S. Government Securities Portfolio (Cost $11,074,172)             858,118      11,404,385        1,789,141       1,955,966
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $176,899,733)                                      10,697,238     163,925,935       23,584,696      26,697,992
                                                                    ----------   -------------   --------------   -------------

TRAVELERS SERIES FUND INC. (4.5%)
   SB Adjustable Rate Income Portfolio - Class I Shares
     (Cost $107,008)                                                    10,618         105,542          142,408          56,287
   Smith Barney Aggressive Growth Portfolio (Cost $6,525,025)          566,616       8,425,578        1,018,400       1,194,904
   Smith Barney High Income Portfolio (Cost $1,764,454)                224,273       1,599,064          355,082         436,264
   Smith Barney International All Cap Growth Portfolio
     (Cost $4,774,652)                                                 404,776       5,788,302          624,878         755,808
   Smith Barney Large Cap Value Portfolio (Cost $8,614,388)            485,484       9,180,494          854,351       1,193,852
   Smith Barney Large Capitalization Growth Portfolio
     (Cost $6,084,101)                                                 439,539       6,637,040          850,488       1,260,115
   Smith Barney Money Market Portfolio (Cost $5,152,807)             5,152,807       5,152,807        3,414,024       3,149,462
   Social Awareness Stock Portfolio (Cost $9,733,872)                  388,994       9,798,750          742,266       1,650,217
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $42,756,307)                                        7,673,107      46,687,577        8,001,897       9,696,909
                                                                    ----------   -------------   --------------   -------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
   Comstock Portfolio - Class II Shares (Cost $605,106)                 49,467         675,226          236,694          15,474
   Emerging Growth Portfolio - Class II Shares (Cost $430,173)          18,191         505,905          109,734          81,779
   Enterprise Portfolio - Class II Shares (Cost $91,209)                 7,078         103,341           32,092          45,628
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $1,126,488)                                            74,736       1,284,472          378,520         142,881
                                                                    ----------   -------------   --------------   -------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
   Smith Barney Small Cap Growth Opportunities Portfolio
     Total (Cost $761,167)                                              78,077         846,356          323,332         149,904
                                                                    ----------   -------------   --------------   -------------

VARIABLE INSURANCE PRODUCTS FUND (10.8%)
   Asset Manager SM Portfolio - Initial Class (Cost $13,249,147)       836,644      12,583,119          928,959       1,754,069
   Contrafund(R) Portfolio - Service Class 2 (Cost $10,082,715)        445,119      13,660,698        3,848,434       1,645,285
   Dynamic Capital Appreciation Portfolio - Service Class 2
     (Cost $156,922)                                                    23,199         199,049           81,046          74,591
   Equity - Income Portfolio - Initial Class (Cost $25,691,828)      1,105,270      28,173,328        3,450,227       2,796,603
   Growth Portfolio - Initial Class (Cost $47,843,229)               1,106,382      37,285,083        1,992,938       5,241,271
   High Income Portfolio - Initial Class (Cost $3,425,262)             448,561       2,767,621          657,678         457,657
   Mid Cap Portfolio - Service Class 2 (Cost $11,557,100)              445,353      15,440,383        6,236,202         464,212
                                                                    ----------   -------------   --------------   -------------
     Total (Cost $112,006,203)                                       4,410,528     110,109,281       17,195,484      12,433,688
                                                                    ----------   -------------   --------------   -------------

                                                                              FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                       ------------------------------------------------------

                                                                        NO. OF        MARKET        COST OF         PROCEEDS
INVESTMENT                                                              SHARES        VALUE        PURCHASES       FROM SALES
                                                                       -------      ----------     ---------       ----------
WELLS FARGO VARIABLE TRUST (0.1%)
   Wells Fargo Advantage Multi Cap Value Fund
     Total (Cost $1,053,377)                                           108,189       1,477,863       230,371          214,976
                                                                       -------      ----------     ---------       ----------

6. FINANCIAL HIGHLIGHTS

                                          YEAR             UNIT VALUE     NET    INVESTMENT (1) EXPENSE RATIO (2) TOTAL RETURN (3)
                                         ENDED   UNITS     LOWEST TO     ASSETS    INCOME           LOWEST TO        LOWEST TO
                                         DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                        -------  ------  -------------  -------  -------------  ----------------  -----------------
CAPITAL APPRECIATION FUND                  2005  55,109  1.409 - 2.329   95,685              -       0.30 - 1.30      16.68 - 17.81
                                           2004  54,193  1.196 - 1.982   80,653              -       0.30 - 1.30      17.14 - 18.82
                                           2003  43,261  1.586 - 1.668   70,888           0.05       0.60 - 1.30      23.33 - 24.11
                                           2002  44,681  1.286 - 1.344   59,102           1.58       0.60 - 1.30    (26.09)-(25.50)
                                           2001  45,401  1.740 - 1.804   80,894           0.47       0.60 - 1.30    (27.04)-(26.55)

DREYFUS STOCK INDEX FUND -
   INITIAL SHARES                          2005  19,100  1.148 - 1.931   26,464           1.61       0.30 - 1.30        3.37 - 4.36
                                           2004  20,055  1.100 - 1.855   26,932           1.82       0.30 - 1.30        8.16 - 9.96
                                           2003  14,993  1.604 - 1.687   24,760           1.51       0.60 - 1.30      26.70 - 27.61
                                           2002  14,628  1.266 - 1.322   18,994           1.35       0.60 - 1.30  (23.32) - (22.83)
                                           2001  14,780  1.651 - 1.713   24,941           1.09       0.60 - 1.30  (13.33) - (12.74)

HIGH YIELD BOND TRUST                      2005   3,871  1.063 - 2.088    6,829           0.01       0.30 - 1.30        0.00 - 0.95
                                           2004   4,258  1.053 - 2.073    7,275           6.98       0.30 - 1.30        4.88 - 8.14
                                           2003   3,728  1.823 - 1.917    7,021           8.33       0.60 - 1.30      27.48 - 28.31
                                           2002   3,226  1.430 - 1.494    4,738          15.29       0.60 - 1.30        3.25 - 3.97
                                           2001   2,850  1.385 - 1.437    4,039           6.23       0.60 - 1.30        8.12 - 8.95

MANAGED ASSETS TRUST                       2005  20,580  1.115 - 1.968   36,129           0.02       0.30 - 1.30        2.50 - 3.53
                                           2004  23,039  1.077 - 1.907   39,357           2.34       0.30 - 1.30        6.42 - 8.78
                                           2003  22,393  1.666 - 1.753   38,557           2.64       0.60 - 1.30      20.38 - 21.23
                                           2002  23,202  1.384 - 1.446   33,016           6.44       0.60 - 1.30    (9.78) - (9.11)
                                           2001  22,664  1.534 - 1.591   35,590           2.65       0.60 - 1.30    (6.29) - (5.63)

MONEY MARKET PORTFOLIO                     2005  11,652  1.134 - 1.193   13,696           2.86       0.60 - 1.30        1.61 - 2.23
                                           2004  10,755  1.116 - 1.167   12,404           1.01       0.60 - 1.30       (0.27)- 0.43
                                           2003  11,805  1.119 - 1.162   13,574           0.78       0.60 - 1.30       (0.53)- 0.17
                                           2002  13,383  1.125 - 1.160   15,395           1.36       0.60 - 1.30        0.00 - 0.78
                                           2001   8,655  1.125 - 1.151    9,899           3.35       0.60 - 1.30        2.46 - 3.14
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
      Fund - Series I                      2005     741  0.820 - 0.847      622           0.87       0.60 - 1.30        4.33 - 5.09
                                           2004     719  0.786 - 0.806      576           0.50       0.60 - 1.30        4.38 - 5.08
                                           2003     610  0.753 - 0.767      465           0.32       0.60 - 1.30       9.20 - 24.31
                                           2002     526  0.610 - 0.617      324           0.47       0.60 - 1.30   (31.15)- (30.67)
                                           2001     220  0.886 - 0.890      196           0.26       0.60 - 1.30     (11.10)- 13.88
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund - Class 2 Shares     2005     851  1.244 - 1.259    1,070           0.66       0.60 - 1.30       6.40 - 13.42
                                           2004     588  1.105 - 1.110      652           0.16       0.60 - 1.30       2.69 - 12.26

   Growth Fund - Class 2 Shares            2005   2,122  1.247 - 1.262    2,674           0.80       0.60 - 1.30      14.72 - 19.35
                                           2004   1,316  1.087 - 1.092    1,437           0.27       0.60 - 1.30        0.09 - 9.44

   Growth-Income Fund - Class 2 Shares     2005   2,008  1.127 - 1.140    2,284           1.60       0.60 - 1.30        4.45 - 5.17
                                           2004     918  1.079 - 1.084      995           1.90       0.60 - 1.30       5.47 - 13.06

                                      YEAR             UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)  TOTAL RETURN (3)
                                     ENDED    UNITS     LOWEST TO    ASSETS      INCOME           LOWEST TO         LOWEST TO
                                     DEC 31   (000S)   HIGHEST ($)   ($000S)    RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                     ------  -------  -------------  -------  --------------  -----------------  ------------------
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond
      Fund - Class I                   2005   71,473  1.030 - 1.700  110,850            3.26        0.30 - 1.30         0.76 - 1.78
                                       2004   73,042  1.012 - 1.675  112,389            3.36        0.30 - 1.30         1.30 - 4.04
                                       2003   67,200  1.531 - 1.610  106,132            4.10        0.60 - 1.30         4.22 - 4.95
                                       2002   70,560  1.469 - 1.534  106,454            4.25        0.60 - 1.30         7.54 - 8.26
                                       2001   63,795  1.366 - 1.417   89,094            4.24        0.60 - 1.30         5.48 - 6.22

   CitiStreet International Stock
      Fund - Class I                   2005   51,537  1.318 - 1.591   77,609            1.31        0.30 - 1.30       13.13 - 14.31
                                       2004   57,242  1.153 - 1.396   75,908            1.35        0.30 - 1.30       13.43 - 14.15
                                       2003   61,503  1.162 - 1.223   73,769            0.78        0.60 - 1.30       28.40 - 29.28
                                       2002   69,771  0.905 - 0.946   64,893            0.63        0.60 - 1.30   (23.37) - (22.78)
                                       2001   57,697  1.181 - 1.225   69,699            1.39        0.60 - 1.30   (22.46) - (21.88)

   CitiStreet Large Company Stock
      Fund - Class I                   2005   91,760  1.181 - 1.294  114,392            1.11        0.30 - 1.30         5.30 - 6.30
                                       2004   97,505  1.111 - 1.221  114,889            0.84        0.30 - 1.30         8.58 - 9.41
                                       2003  100,111  1.061 - 1.116  109,591            0.71        0.60 - 1.30       26.46 - 27.40
                                       2002   94,934  0.839 - 0.876   81,790            0.67        0.60 - 1.30   (23.80) - (23.29)
                                       2001   77,891  1.101 - 1.142   87,734            0.88        0.60 - 1.30   (16.84) - (16.28)

   CitiStreet Small Company Stock
      Fund - Class I                   2005   39,638  1.254 - 1.688   60,956            0.11        0.30 - 1.30         5.89 - 6.91
                                       2004   42,854  1.173 - 1.583   62,036            0.11        0.30 - 1.30       13.44 - 14.21
                                       2003   43,585  1.317 - 1.386   59,272            0.13        0.60 - 1.30       41.16 - 42.30
                                       2002   39,742  0.933 - 0.974   38,097            0.53        0.60 - 1.30    (24.70)- (24.20)
                                       2001   35,967  1.239 - 1.285   45,585            0.04        0.60 - 1.30        0.24 -  0.94
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging
      Markets Portfolio                2005      868  2.231 - 2.346    1,998            0.69        0.60 - 1.30       26.33 - 27.15
                                       2004      873  1.766 - 1.845    1,585            0.28        0.60 - 1.30       23.32 - 24.24
                                       2003      841  1.432 - 1.485    1,231               -        0.60 - 1.30       24.17 - 41.97
                                       2002      860  1.016 - 1.046      889            0.18        0.60 - 1.30   (12.64) - (12.10)
                                       2001      814  1.163 - 1.190      960               -        0.60 - 1.30     (10.88)- (9.30)
DELAWARE VIP TRUST
   Delaware VIP REIT
      Series - Standard Class          2005    1,948  2.479 - 2.603    4,999            1.87        0.60 - 1.30        5.80 -  6.51
                                       2004    1,917  2.343 - 2.444    4,627            1.97        0.60 - 1.30       29.66 - 30.63
                                       2003    1,612  1.807 - 1.871    2,989            2.30        0.60 - 1.30       32.28 - 33.17
                                       2002    1,255  1.366 - 1.405    1,748            1.72        0.60 - 1.30        3.17 -  3.92
                                       2001      446  1.324 - 1.352      598            1.51        0.60 - 1.30        7.38 -  8.16
   Delaware VIP Small Cap
      Value Series - Standard Class    2005    3,643  2.289 - 2.408    8,651            0.36        0.60 - 1.30        8.02 -  8.76
                                       2004    3,428  2.119 - 2.214    7,492            0.19        0.60 - 1.30       19.92 - 20.72
                                       2003    2,943  1.767 - 1.834    5,334            0.36        0.60 - 1.30       40.13 - 41.19
                                       2002    2,374  1.261 - 1.299    3,054            0.43        0.60 - 1.30      (6.80)- (6.21)
                                       2001    1,211  1.353 - 1.385    1,665            0.77        0.60 - 1.30        2.97 - 13.03
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus VIF - Appreciation
      Portfolio - Initial Shares       2005   13,703  1.089 - 1.147   15,423            0.02        0.60 - 1.30        3.03 -  3.71
                                       2004   15,847  1.057 - 1.106   17,235            1.63        0.60 - 1.30        3.63 -  4.44
                                       2003   17,426  1.020 - 1.059   18,200            1.40        0.60 - 1.30       19.72 - 20.48
                                       2002   18,325  0.852 - 0.879   15,933            1.07        0.60 - 1.30    (17.84)- (17.23)
                                       2001   19,502  1.037 - 1.062   20,537            0.86        0.60 - 1.30     (10.53) -(9.85)
   Dreyfus VIF - Developing Leaders
      Portfolio - Initial Shares       2005   10,026  1.185 - 1.889   17,164               -        0.30 - 1.30        4.48 -  5.52
                                       2004   10,538  1.123 - 1.797   17,225            0.20        0.30 - 1.30        9.14 - 10.72
                                       2003    9,736  1.564 - 1.623   15,601            0.03        0.60 - 1.30       30.01 - 30.89
                                       2002    9,248  1.203 - 1.240   11,350            0.04        0.60 - 1.30   (20.17) - (19.58)
                                       2001    7,243  1.507 - 1.542   11,085            0.48        0.60 - 1.30     (7.38) - (6.72)

                                        YEAR             UNIT VALUE     NET    INVESTMENT (1) EXPENSE RATIO (2)  TOTAL RETURN (3)
                                       ENDED   UNITS     LOWEST TO     ASSETS      INCOME         LOWEST TO         LOWEST TO
                                       DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       ------  ------  -------------  -------  -------------  ----------------   ------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
   Mutual Shares Securities Fund -
      Class 2 Shares                     2005   1,822  1.456 - 1.483    2,700           0.93       0.60 - 1.30          9.15 - 9.85
                                         2004   1,196  1.334 - 1.350    1,614           0.66       0.60 - 1.30         8.79 - 12.03
                                         2003     410  1.200 - 1.205      494           0.04       0.60 - 1.30         7.60 - 20.50
   Templeton Developing Markets
      Securities Fund - Class 2
         Shares                          2005     430  1.547 - 1.565      671           1.30       0.60 - 1.30        21.47 - 26.72
                                         2004     122  1.230 - 1.235      150           0.31       0.60 - 1.30         3.19 - 24.92
   Templeton Foreign Securities
      Fund - Class 2 Shares              2005     943  1.253 - 1.268    1,193           1.19       0.60 - 1.30          8.67 - 9.50
                                         2004     412  1.153 - 1.158      477           0.63       0.60 - 1.30        14.91 - 18.24
   Templeton Global Asset
      Allocation Fund - Class 1
         Shares                          2005   7,346  1.193 - 2.112   10,405           3.96       0.30 - 1.30          2.54 - 3.56
                                         2004   7,121  1.152 - 2.046    9,776           2.94       0.30 - 1.30        13.61 - 15.27
                                         2003   4,937  1.688 - 1.775    8,578           2.78       0.60 - 1.30        30.65 - 31.48
                                         2002   4,883  1.292 - 1.350    6,472           1.98       0.60 - 1.30      (8.68) - (4.73)
                                         2001   5,204  1.366 - 1.417    7,265           1.43       0.60 - 1.30    (10.89) - (10.26)
   Templeton Growth Securities
      Fund - Class 1 Shares              2005  18,178  1.228 - 2.187   25,989           1.23       0.30 - 1.30          7.67 - 8.67
                                         2004  17,959  1.130 - 2.017   23,877           1.26       0.30 - 1.30        11.44 - 15.52
                                         2003  12,172  1.660 - 1.746   20,856           1.69       0.60 - 1.30        30.91 - 31.87
                                         2002  12,453  1.268 - 1.324   16,228           2.40       0.60 - 1.30    (19.34) - (18.82)
                                         2001  13,096  1.572 - 1.631   21,077           2.04       0.60 - 1.30      (2.30) - (1.57)
   Templeton Growth Securities
      Fund - Class 2 Shares              2005   1,572  1.206 - 1.220    1,907           1.36       0.60 - 1.30          4.68 - 8.25
                                         2004     129  1.122 - 1.127      145           0.24       0.60 - 1.30        10.43 - 15.15
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                2005     975  1.041 - 1.075    1,036           0.87       0.60 - 1.30          2.97 - 3.66
                                         2004   1,023  1.011 - 1.037    1,053           1.26       0.60 - 1.30          7.44 - 8.13
                                         2003     792  0.941 - 0.959      755           0.84       0.60 - 1.30        23.01 - 23.74
                                         2002     455  0.765 - 0.775      351           2.50       0.60 - 1.30    (19.26) - (17.99)
                                         2001      80  0.940 - 0.945       75           0.12       0.60 - 1.30      (5.70) - (1.57)

   Equity Index Portfolio -
      Class II Shares                    2005  21,799  0.913 - 0.956   20,541           1.24       0.60 - 1.30          2.93 - 3.58
                                         2004  23,266  0.887 - 0.923   21,188           1.39       0.60 - 1.30          8.83 - 9.62
                                         2003  22,712  0.815 - 0.842   18,912           1.09       0.60 - 1.30        25.97 - 27.00
                                         2002  19,638  0.647 - 0.663   12,900           2.06       0.60 - 1.30    (23.34) - (22.82)
                                         2001  13,716  0.844 - 0.859   11,713           0.74       0.60 - 1.30     (13.44) - (6.83)

   Fundamental Value Portfolio           2005   4,826  1.082 - 1.118    5,331           0.95       0.60 - 1.30          3.44 - 4.19
                                         2004   4,907  1.046 - 1.073    5,218           0.70       0.60 - 1.30          6.84 - 7.52
                                         2003   4,424  0.979 - 0.998    4,385           0.69       0.60 - 1.30        36.73 - 37.85
                                         2002   3,352  0.716 - 0.724    2,417           1.54       0.60 - 1.30    (22.26) - (21.73)
                                         2001     810  0.921 - 0.925      748           0.12       0.60 - 1.30        (7.60) - 0.88

                                        YEAR             UNIT VALUE     NET    INVESTMENT (1) EXPENSE RATIO (2)  TOTAL RETURN (3)
                                       ENDED   UNITS     LOWEST TO     ASSETS      INCOME         LOWEST TO         LOWEST TO
                                       DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       ------  ------  -------------  -------  -------------  ----------------   ------------------
JANUS ASPEN SERIES
   Balanced Portfolio - Service
      Shares                             2005   4,018  1.127 - 1.164    4,645           2.11       0.60 - 1.30          6.32 - 6.99
                                         2004   3,899  1.060 - 1.088    4,219           2.32       0.60 - 1.30          6.85 - 7.62
                                         2003   3,548  0.992 - 1.011    3,573           1.94       0.60 - 1.30        12.22 - 13.09
                                         2002   2,785  0.884 - 0.894    2,485           2.42       0.60 - 1.30      (7.82) - (6.54)
                                         2001   1,236  0.959 - 0.964    1,191           1.80       0.60 - 1.30        (3.80) - 6.67

   Mid Cap Growth Portfolio - Service
      Shares                             2005   1,266  0.956 - 0.987    1,241              -       0.60 - 1.30        10.65 - 11.27
                                         2004   1,273  0.864 - 0.887    1,123              -       0.60 - 1.30        18.84 - 19.86
                                         2003   1,047  0.727 - 0.740      773              -       0.60 - 1.30        16.16 - 33.82
                                         2002     849  0.546 - 0.553      469              -       0.60 - 1.30    (29.09) - (28.46)
                                         2001     339  0.770 - 0.773      262              -       0.60 - 1.30       (22.80) - 2.80

   Worldwide Growth Portfolio -
      Service Shares                     2005   2,186  0.805 - 0.832    1,808           1.24       0.60 - 1.30          4.14 - 4.92
                                         2004   2,181  0.773 - 0.793    1,722           0.94       0.60 - 1.30          3.20 - 3.93
                                         2003   2,057  0.749 - 0.763    1,566           0.85       0.60 - 1.30        21.54 - 22.87
                                         2002   1,912  0.614 - 0.621    1,185           0.72       0.60 - 1.30    (26.64) - (26.16)
                                         2001     864  0.837 - 0.841      726           0.14       0.60 - 1.30       (16.00) - 8.83
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap
      Portfolio                          2005     253  1.153 - 1.166      294              -       0.60 - 1.30          0.52 - 3.37
                                         2004      68  1.124 - 1.128       77              -       0.60 - 1.15       (0.27) - 13.51
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio           2005     748  1.128 - 1.141      853           1.28       0.60 - 1.30          2.34 - 3.38
                                         2004     159  1.110 - 1.112      177           1.03       0.60 - 0.90        11.20 - 16.47

   Mid-Cap Value Portfolio               2005     433  1.240 - 1.255      542           0.59       0.60 - 1.30         2.90 - 13.52
                                         2004     187  1.164 - 1.166      217           0.76       0.60 - 0.90        16.60 - 20.75
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -
      Service Shares                     2005      25  1.122 - 1.135       28           0.75       0.60 - 1.30          4.37 - 5.09
                                         2004      10  1.075 - 1.080       10              -       0.60 - 1.30         0.00 - 13.01
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -
      Administrative Class               2005      14          1.000       14           0.82       0.60 - 0.90          0.00 - 0.30

   Total Return Portfolio -
      Administrative Class               2005   4,242  1.231 - 1.272    5,354           3.42       0.60 - 1.30          1.07 - 1.84
                                         2004   4,033  1.218 - 1.249    5,008           1.89       0.60 - 1.30          3.57 - 4.26
                                         2003   3,563  1.176 - 1.198    4,252           2.83       0.60 - 1.30          3.70 - 4.36
                                         2002   2,749  1.134 - 1.148    3,148           4.04       0.60 - 1.30          7.59 - 8.40
                                         2001     365  1.054 - 1.059      386           2.65       0.60 - 1.30        (1.95) - 5.70

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)  TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  ----------------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund -
      Class IB Shares                     2005     134  0.821 - 0.848      112              -      0.60 - 1.30           5.94 - 6.53
                                          2004     142  0.775 - 0.796      112              -      0.60 - 1.30           6.16 - 7.09
                                          2003     120  0.730 - 0.744       89              -      0.60 - 1.30         30.36 - 31.22
                                          2002     166  0.560 - 0.567       94              -      0.60 - 1.30     (30.52) - (30.00)
                                          2001      58  0.806 - 0.810       47              -      0.60 - 1.30       (19.10) - 22.27
   Putnam VT International Equity
      Fund - Class IB Shares              2005   2,122  1.124 - 1.161    2,450           1.41      0.60 - 1.30         10.74 - 11.53
                                          2004   2,037  1.015 - 1.041    2,112           1.54      0.60 - 1.30         14.69 - 15.54
                                          2003   1,973  0.885 - 0.901    1,773           0.76      0.60 - 1.30         26.97 - 27.80
                                          2002   1,440  0.697 - 0.705    1,014           0.55      0.60 - 1.30     (18.76) - (15.88)
                                          2001     424  0.858 - 0.862      365              -      0.60 - 1.30        (13.90) - 2.50
   Putnam VT Small Cap Value Fund -
      Class IB Shares                     2005   2,873  1.708 - 1.765    5,041           0.17      0.60 - 1.30           5.63 - 6.39
                                          2004   2,899  1.617 - 1.659    4,789           0.34      0.60 - 1.30         24.58 - 25.49
                                          2003   2,145  1.298 - 1.322    2,828           0.30      0.60 - 1.30         47.67 - 48.71
                                          2002   1,532  0.879 - 0.889    1,359           0.11      0.60 - 1.30     (19.28) - (18.00)
                                          2001     358  1.089 - 1.094      392              -      0.60 - 1.30          2.92 - 22.77
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund - Class I                 2005   6,217  1.806 - 1.899   11,623           0.87      0.60 - 1.30           2.67 - 3.43
                                          2004   6,589  1.759 - 1.836   11,938           0.56      0.60 - 1.30           6.93 - 7.62
                                          2003   6,152  1.645 - 1.706   10,378           0.28      0.60 - 1.30         37.20 - 38.25
                                          2002   5,324  1.199 - 1.234    6,512           0.50      0.60 - 1.30     (25.99) - (25.53)
                                          2001   3,421  1.620 - 1.657    5,629           1.04      0.60 - 1.30           0.56 - 6.43

   Investors Fund - Class I               2005   2,164  1.624 - 1.709    3,635           1.21      0.60 - 1.30           5.18 - 5.95
                                          2004   2,314  1.544 - 1.613    3,681           1.49      0.60 - 1.30           8.89 - 9.65
                                          2003   2,322  1.418 - 1.471    3,375           1.49      0.60 - 1.30         30.69 - 31.57
                                          2002   2,119  1.085 - 1.118    2,347           1.28      0.60 - 1.30     (24.07) - (23.53)
                                          2001   1,704  1.429 - 1.462    2,475           1.31      0.60 - 1.30       (5.36) - (4.69)

   Small Cap Growth Fund - Class I        2005   1,327  1.082 - 1.117    1,476              -      0.60 - 1.30           3.54 - 4.20
                                          2004   1,365  1.045 - 1.072    1,458              -      0.60 - 1.30         13.71 - 14.41
                                          2003   1,028  0.919 - 0.937      961              -      0.60 - 1.30         47.04 - 48.03
                                          2002     721  0.625 - 0.633      456              -      0.60 - 1.30     (35.57) - (34.21)
                                          2001     201  0.970 - 0.975      196              -      0.60 - 1.30        (2.60) - 28.14

   Total Return Fund - Class I            2005     536  1.264 - 1.330      697           1.99      0.60 - 1.30           2.02 - 2.70
                                          2004     557  1.239 - 1.295      707           1.70      0.60 - 1.30           7.37 - 8.10
                                          2003     652  1.154 - 1.198      768           1.77      0.60 - 1.30         14.37 - 15.30
                                          2002     585  1.009 - 1.039      600           1.63      0.60 - 1.30       (8.02) - (7.48)
                                          2001     386  1.097 - 1.123      429           2.39      0.60 - 1.30         (1.96) - 6.40
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy
      Portfolio                           2005     351  0.800 - 0.827      286           2.04      0.60 - 1.30       (1.60) - (0.84)
                                          2004     352  0.813 - 0.834      290           1.03      0.60 - 1.30           2.14 - 2.84
                                          2003     280  0.796 - 0.811      225           0.58      0.60 - 1.30         21.90 - 22.69
                                          2002     175  0.653 - 0.661      115           0.95      0.60 - 1.30     (26.96) - (26.47)
                                          2001      35  0.894 - 0.899       32              -      0.60 - 1.30       (10.30) - 12.31
   Smith Barney Premier Selections All
      Cap Growth Portfolio                2005      94  0.913 - 0.944       88           0.12      0.60 - 1.30           4.94 - 5.71
                                          2004     111  0.870 - 0.893       98              -      0.60 - 1.30           1.52 - 2.29
                                          2003      92  0.857 - 0.873       80              -      0.60 - 1.30         32.46 - 33.49
                                          2002      68  0.647 - 0.654       44           0.06      0.60 - 1.30      (27.71) - (1.52)
                                          2001      44  0.895 - 0.899       40              -      0.60 - 1.30       (10.20) - 12.13

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)  TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
THE TRAVELERS SERIES TRUST
   AIM Capital Appreciation Portfolio     2005   2,205  0.936 - 0.967    2,107           0.22        0.60 - 1.30         7.34 - 8.17
                                          2004   2,523  0.872 - 0.894    2,236           0.14        0.60 - 1.30         5.19 - 5.80
                                          2003   2,416  0.829 - 0.845    2,028              -        0.60 - 1.30        7.17 - 28.61
                                          2002   2,343  0.650 - 0.657    1,533              -        0.60 - 1.30   (24.77) - (24.40)
                                          2001      41  0.864 - 0.869       36              -        0.60 - 1.30     (13.30) - 16.89

   Convertible Securities Portfolio       2005     618  1.418 - 1.483      912           2.77        0.60 - 1.30       (0.98) - 3.24
                                          2004     576  1.432 - 1.486      853           3.79        0.60 - 1.30         4.99 - 5.61
                                          2003     203  1.364 - 1.407      283           4.17        0.60 - 1.30       24.57 - 25.51
                                          2002     124  1.095 - 1.121      137           6.17        0.60 - 1.30     (8.14) - (7.51)
                                          2001     179  1.192 - 1.212      216           1.69        0.60 - 1.30     (2.13) - (1.46)

   Disciplined Mid Cap Stock Portfolio    2005   8,061  1.281 - 2.356   14,974              -        0.30 - 1.30       11.01 - 12.07
                                          2004   7,158  1.143 - 2.108   12,203           0.30        0.30 - 1.30       12.83 - 15.76
                                          2003   5,146  1.755 - 1.821    9,287           0.35        0.60 - 1.30       32.05 - 32.92
                                          2002   4,090  1.329 - 1.370    5,557           0.65        0.60 - 1.30   (15.46) - (14.80)
                                          2001   2,490  1.572 - 1.608    3,975           0.31        0.60 - 1.30     (5.24) - (4.63)

   Equity Income Portfolio                2005  12,763  1.487 - 1.578   19,740              -        0.60 - 1.30         3.12 - 3.88
                                          2004  15,067  1.442 - 1.519   22,449           1.33        0.60 - 1.30         8.42 - 9.20
                                          2003  15,784  1.330 - 1.391   21,579           0.94        0.60 - 1.30       29.50 - 30.37
                                          2002  16,107  1.027 - 1.067   16,926           1.16        0.60 - 1.30   (15.05) - (14.43)
                                          2001  14,182  1.209 - 1.247   17,480           1.15        0.60 - 1.30     (7.85) - (7.15)

   Federated High Yield Portfolio         2005     276  1.322 - 1.400      378              -        0.60 - 1.30         1.23 - 1.97
                                          2004     274  1.306 - 1.373      369           7.78        0.60 - 1.30         8.92 - 9.66
                                          2003     266  1.199 - 1.252      327           7.79        0.60 - 1.30       20.87 - 21.67
                                          2002     247  0.992 - 1.029      250          15.57        0.60 - 1.30         2.37 - 6.19
                                          2001     274  0.969 - 0.990      270          11.51        0.80 - 1.30         0.62 - 1.12

   Federated Stock Portfolio              2005   2,410  1.528 - 1.622    3,832              -        0.60 - 1.30         3.95 - 4.71
                                          2004   2,685  1.470 - 1.549    4,086           1.45        0.60 - 1.30         9.13 - 9.86
                                          2003   2,743  1.347 - 1.410    3,806           1.47        0.60 - 1.30       25.89 - 26.91
                                          2002   2,993  1.070 - 1.111    3,281           3.03        0.60 - 1.30   (20.33) - (19.84)
                                          2001   2,206  1.343 - 1.386    3,019           1.19        0.60 - 1.30       (0.57) - 0.81

   Large Cap Portfolio                    2005  11,258  1.276 - 1.354   14,919              -        0.60 - 1.30         7.23 - 8.06
                                          2004  13,190  1.190 - 1.253   16,215           0.78        0.60 - 1.30         5.12 - 5.83
                                          2003  14,307  1.132 - 1.184   16,654           0.40        0.60 - 1.30       23.04 - 23.98
                                          2002  14,465  0.920 - 0.955   13,622           0.49        0.60 - 1.30   (23.78) - (23.29)
                                          2001  14,058  1.207 - 1.245   17,297           0.52        0.60 - 1.30   (18.39) - (17.82)

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO           LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)       HIGHEST (%)         HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
   Mercury Large Cap Core Portfolio       2005   1,191  1.211 - 1.274    1,493              -       0.60 - 1.30        10.59 - 11.36
                                          2004   1,156  1.095 - 1.144    1,304           0.56       0.60 - 1.30        14.42 - 15.21
                                          2003   1,191  0.957 - 0.993    1,168           0.69       0.60 - 1.30        19.63 - 20.51
                                          2002   1,299  0.800 - 0.824    1,059           0.56       0.60 - 1.30    (26.13) - (25.63)
                                          2001   1,385  1.083 - 1.108    1,524           0.04       0.60 - 1.30    (23.46) - (22.89)

   MFS Mid Cap Growth Portfolio           2005   4,903  1.249 - 1.314    6,315              -       0.60 - 1.30          1.71 - 2.42
                                          2004   5,294  1.228 - 1.283    6,674              -       0.60 - 1.30        12.66 - 13.44
                                          2003   5,251  1.090 - 1.131    5,852              -       0.60 - 1.30        35.24 - 36.27
                                          2002   5,016  0.806 - 0.830    4,116              -       0.60 - 1.30    (49.50) - (49.17)
                                          2001   4,207  1.596 - 1.633    6,811              -       0.60 - 1.30    (24.65) - (24.12)

   MFS Total Return Portfolio             2005  16,091  1.105 - 2.035   30,263           2.27       0.30 - 1.30          1.60 - 2.60
                                          2004  14,252  1.077 - 1.988   26,401           2.82       0.30 - 1.30         6.63 - 10.81
                                          2003  12,880  1.706 - 1.794   22,689           2.38       0.60 - 1.30        15.04 - 15.82
                                          2002  12,280  1.483 - 1.549   18,717           6.90       0.60 - 1.30      (6.49) - (5.84)
                                          2001   8,720  1.586 - 1.645   14,173           2.65       0.60 - 1.30      (1.31) - (0.60)

   MFS Value Portfolio                    2005   1,921  1.180 - 1.194    2,274           1.55       0.60 - 1.30          3.32 - 7.89
                                          2004      79  1.126 - 1.128       89           5.77       0.60 - 0.90        12.80 - 15.72

   Mondrian International Stock
      Portfolio                           2005   2,254  1.120 - 1.188    2,623           0.05       0.60 - 1.30          8.11 - 8.79
                                          2004   2,240  1.036 - 1.092    2,396           1.64       0.60 - 1.30        14.22 - 15.07
                                          2003   2,070  0.907 - 0.949    1,928           1.89       0.60 - 1.30        26.85 - 27.90
                                          2002   2,200  0.715 - 0.742    1,608           2.17       0.60 - 1.30    (14.06) - (13.52)
                                          2001   2,109  0.832 - 0.858    1,787           0.17       0.60 - 1.30    (27.15) - (14.29)

   Pioneer Fund Portfolio                 2005   2,455  1.173 - 1.412    3,268              -       0.30 - 1.30          4.66 - 5.68
                                          2004   2,736  1.110 - 1.340    3,474           0.93       0.30 - 1.30         9.36 - 10.47
                                          2003   2,802  1.153 - 1.213    3,333           1.54       0.60 - 1.30        22.14 - 23.02
                                          2002   2,722  0.944 - 0.986    2,639           7.00       0.60 - 1.30    (31.09) - (30.61)
                                          2001   2,695  1.370 - 1.421    3,778           1.86       0.60 - 1.30    (24.02) - (23.48)

   Pioneer Mid Cap Value Portfolio        2005       3          1.009        3           0.16              0.60                 0.90

   Pioneer Strategic Income Portfolio     2005   2,193  1.102 - 1.602    3,158           4.45       0.30 - 1.30          2.32 - 3.38
                                          2004   1,756  1.066 - 1.554    2,515           7.11       0.30 - 1.30         6.07 - 10.29
                                          2003   1,651  1.340 - 1.409    2,277           9.64       0.60 - 1.30        18.06 - 18.80
                                          2002   1,509  1.135 - 1.186    1,756          23.08       0.60 - 1.30          4.51 - 5.24
                                          2001   1,618  1.086 - 1.127    1,795           7.93       0.60 - 1.30          2.84 - 3.58

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)  TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO     ASSETS      INCOME           LOWEST TO         LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)     RATIO (%)        HIGHEST (%)       HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
   Strategic Equity Portfolio             2005  30,493  1.127 - 1.560   40,879           0.60        0.30 - 1.30         0.69 - 1.71
                                          2004  33,929  1.108 - 1.538   45,007           1.41        0.30 - 1.30         8.85 - 9.81
                                          2003  31,777  1.334 - 1.404   43,833              -        0.60 - 1.30       30.78 - 31.83
                                          2002  33,264  1.020 - 1.065   34,911           0.59        0.60 - 1.30   (34.45) - (34.01)
                                          2001  34,857  1.556 - 1.614   55,564           0.20        0.60 - 1.30   (14.46) - (13.87)

   Style Focus Series: Small Cap
      Growth Portfolio                    2005       1          1.030        1              -               0.60                3.00

   Travelers Quality Bond Portfolio       2005   4,155  1.022 - 1.454    5,379              -        0.30 - 1.30         0.37 - 1.39
                                          2004   4,395  1.008 - 1.440    5,567           4.67        0.30 - 1.30         0.90 - 2.71
                                          2003   4,269  1.342 - 1.402    5,884           4.64        0.60 - 1.30         5.59 - 6.37
                                          2002   4,653  1.271 - 1.318    6,047           7.81        0.60 - 1.30         4.44 - 5.10
                                          2001   3,953  1.217 - 1.254    4,901           3.43        0.60 - 1.30         5.73 - 6.54

   U.S. Government Securities
      Portfolio                           2005   7,303  1.057 - 1.811   11,404              -        0.30 - 1.30         2.97 - 4.04
                                          2004   7,259  1.016 - 1.746   11,106           4.36        0.30 - 1.30         1.80 - 5.50
                                          2003   7,210  1.574 - 1.655   11,703           4.90        0.60 - 1.30         1.42 - 2.10
                                          2002   7,122  1.552 - 1.621   11,349           8.06        0.60 - 1.30       12.22 - 12.96
                                          2001   4,336  1.383 - 1.435    6,131           4.00        0.60 - 1.30         4.46 - 5.21
TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Income
      Portfolio - Class I Shares          2005     103  1.012 - 1.025      106           4.00        0.60 - 1.15         0.90 - 1.79
                                          2004      20          1.007       21           3.12               0.60                0.50
                                          2003       1          1.002        1           0.34               0.60                0.20

   Smith Barney Aggressive Growth
      Portfolio                           2005   8,252  0.998 - 1.032    8,425              -        0.60 - 1.30       10.15 - 10.97
                                          2004   8,370  0.906 - 0.930    7,722              -        0.60 - 1.30         8.50 - 9.28
                                          2003   7,500  0.835 - 0.851    6,345              -        0.60 - 1.30       32.75 - 33.81
                                          2002   5,161  0.629 - 0.636    3,272              -        0.60 - 1.30   (33.51) - (33.05)
                                          2001   1,387  0.946 - 0.950    1,316              -        0.60 - 1.30      (8.83) - 20.97

   Smith Barney High Income Portfolio     2005   1,172  1.078 - 1.435    1,599           7.85        0.30 - 1.30         1.28 - 2.28
                                          2004   1,336  1.054 - 1.407    1,770           8.38        0.30 - 1.30         4.77 - 9.84
                                          2003   1,307  1.219 - 1.281    1,640           8.14        0.60 - 1.30       25.93 - 26.71
                                          2002   1,132  0.968 - 1.011    1,123          22.80        0.60 - 1.30     (4.54) - (3.81)
                                          2001   1,203  1.014 - 1.051    1,246          12.06        0.60 - 1.30     (4.97) - (4.37)
   Smith Barney International All Cap
      Growth Portfolio                    2005   4,994  1.085 - 1.301    5,788           1.41        0.30 - 1.30       10.26 - 11.39
                                          2004   5,177  0.984 - 1.168    5,384           0.96        0.30 - 1.30       15.30 - 17.19
                                          2003   5,260  0.846 - 0.890    4,590           1.06        0.60 - 1.30       25.89 - 26.78
                                          2002   5,518  0.672 - 0.702    3,811           1.01        0.60 - 1.30   (26.72) - (26.18)
                                          2001   5,444  0.917 - 0.951    5,106              -        0.60 - 1.30   (32.07) - (31.58)

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                        ENDED    UNITS    LOWEST TO     ASSETS      INCOME          LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
   Smith Barney Large Cap Value
      Portfolio                           2005   5,989  1.160 - 1.627    9,180            1.63       0.30 - 1.30         5.10 - 6.13
                                          2004   6,274  1.093 - 1.537    9,111            1.98       0.30 - 1.30         7.58 - 9.94
                                          2003   5,894  1.328 - 1.398    8,139            1.85       0.60 - 1.30       25.88 - 26.86
                                          2002   5,695  1.055 - 1.102    6,207            4.12       0.60 - 1.30   (26.38) - (25.84)
                                          2001   5,358  1.433 - 1.486    7,881            1.35       0.60 - 1.30     (9.36) - (8.72)
   Smith Barney Large Capitalization
      Growth Portfolio                    2005   4,313  1.494 - 1.573    6,637            0.13       0.60 - 1.30         3.82 - 4.59
                                          2004   4,539  1.439 - 1.504    6,709            0.35       0.60 - 1.30     (0.90) - (0.27)
                                          2003   4,607  1.452 - 1.508    6,846            0.02       0.60 - 1.30       45.64 - 46.69
                                          2002   4,345  0.997 - 1.028    4,414            0.36       0.60 - 1.30   (25.76) - (25.24)
                                          2001   4,277  1.343 - 1.375    5,828               -       0.60 - 1.30   (13.63) - (13.03)

   Smith Barney Money Market Portfolio    2005   4,306  1.029 - 1.288    5,153            2.79       0.30 - 1.30         1.51 - 2.49
                                          2004   4,166  1.004 - 1.260    4,892            0.89       0.30 - 1.30       (0.42) - 0.40
                                          2003   4,222  1.194 - 1.257    5,177            0.66       0.60 - 1.30       (0.67) - 0.08
                                          2002   4,781  1.202 - 1.256    5,876            1.26       0.60 - 1.30         0.00 - 0.72
                                          2001   4,451  1.202 - 1.247    5,453            3.59       0.60 - 1.30         2.30 - 3.06

   Social Awareness Stock Portfolio       2005   6,214  1.182 - 1.726    9,799            0.71       0.30 - 1.30         3.06 - 4.14
                                          2004   6,799  1.135 - 1.663   10,373            0.75       0.30 - 1.30        4.88 - 11.38
                                          2003   6,563  1.497 - 1.575   10,110            0.56       0.60 - 1.30       27.19 - 28.05
                                          2002   6,876  1.177 - 1.230    8,298            0.89       0.60 - 1.30   (25.83) - (25.27)
                                          2001   6,733  1.587 - 1.646   10,913            0.42       0.60 - 1.30   (16.74) - (16.19)
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio - Class II
      Shares                              2005     448  1.492 - 1.520      675            0.82       0.60 - 1.30         2.75 - 3.47
                                          2004     307  1.452 - 1.469      448            0.49       0.60 - 1.30       12.70 - 16.77
                                          2003     124  1.256 - 1.258      155               -       0.60 - 0.90        9.12 - 25.80

   Emerging Growth Portfolio -
      Class II Shares                     2005     652  0.761 - 0.786      506            0.01       0.60 - 1.30         6.28 - 6.94
                                          2004     610  0.716 - 0.735      444               -       0.60 - 1.30         5.45 - 6.21
                                          2003     629  0.679 - 0.692      433               -       0.60 - 1.30        5.54 - 26.28
                                          2002     446  0.542 - 0.548      243            0.03       0.60 - 1.30   (33.50) - (33.09)
                                          2001      82  0.815 - 0.819       67               -       0.60 - 1.30     (18.20) - 11.48

   Enterprise Portfolio - Class II
      Shares                              2005     119  0.855 - 0.884      103            0.43       0.60 - 1.30         6.48 - 7.28
                                          2004     135  0.803 - 0.824      109            0.13       0.60 - 1.30         2.42 - 3.13
                                          2003     123  0.784 - 0.799       97            0.24       0.60 - 1.30       11.57 - 25.04
                                          2002      97  0.632 - 0.639       61            0.05       0.60 - 1.30   (30.47) - (28.64)
                                          2001      15  0.909 - 0.913       14               -       0.60 - 1.30      (8.80) - 18.51
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth
      Opportunities Portfolio             2005     717  1.149 - 1.187      846               -       0.60 - 1.30         3.51 - 4.21
                                          2004     630  1.110 - 1.139      716            0.09       0.60 - 1.30       14.08 - 14.93
                                          2003     455  0.973 - 0.991      450               -       0.60 - 1.30       40.20 - 41.17
                                          2002     339  0.694 - 0.702      237               -       0.60 - 1.30   (26.64) - (25.96)
                                          2001      78  0.946 - 0.950       74               -       0.60 - 1.30      (5.66) - 22.38

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)   TOTAL RETURN (3)
                                        ENDED   UNITS     LOWEST TO    ASSETS        INCOME         LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)      RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                        ------  ------  ------------   -------  --------------  -----------------  -----------------
VARIABLE INSURANCE PRODUCTS
FUND(CONTINUED)
Asset Manager SM Portfolio
   - Initial Class                        2005  10,175  1.092 - 1.669   12,583            2.73        0.30 - 1.30        2.69 - 3.70
                                          2004  11,117  1.053 - 1.613   13,273            2.72        0.30 - 1.30        4.10 - 4.81
                                          2003   8,687  1.463 - 1.539   13,123            3.57        0.60 - 1.30      16.48 - 17.30
                                          2002   9,186  1.256 - 1.312   11,866            4.16        0.60 - 1.30    (9.90) - (9.27)
                                          2001  10,582  1.394 - 1.446   15,105            4.27        0.60 - 1.30    (5.36) - (4.68)

Contrafund(R) Portfolio
   - Service Class 2                      2005   9,482  1.399 - 1.446   13,660            0.12        0.60 - 1.30      15.14 - 15.96
                                          2004   7,790  1.215 - 1.247    9,673            0.19        0.60 - 1.30      13.66 - 14.51
                                          2003   6,001  1.069 - 1.089    6,515            0.26        0.60 - 1.30      26.51 - 27.37
                                          2002   4,314  0.845 - 0.855    3,677            0.50        0.60 - 1.30   (10.77) - (8.23)
                                          2001   1,537  0.947 - 0.951    1,462               -        0.60 - 1.30      (5.00) - 3.15
Dynamic Capital Appreciation
   Portfolio - Service Class 2            2005     172  1.131 - 1.169      199               -        0.60 - 1.30      19.18 - 20.02
                                          2004     161  0.949 - 0.974      156               -        0.60 - 1.30      (0.11) - 0.62
                                          2003     188  0.950 - 0.968      181               -        0.60 - 1.30       2.58 - 24.26
                                          2002     141  0.770 - 0.779      110            0.28        0.60 - 1.30    (8.77) - (8.14)
                                          2001      15  0.844 - 0.848       12               -        0.60 - 1.30    (15.30) - 24.12

Equity - Income Portfolio -
   Initial Class                          2005  20,908  1.159 - 1.981   28,173            1.61        0.30 - 1.30        4.50 - 5.56
                                          2004  21,303  1.098 - 1.882   27,354            1.53        0.30 - 1.30       8.18 - 10.84
                                          2003  14,930  1.614 - 1.698   24,870            1.80        0.60 - 1.30      28.61 - 29.52
                                          2002  15,555  1.255 - 1.311   20,059            1.79        0.60 - 1.30  (17.97) - (17.44)
                                          2001  17,148  1.530 - 1.588   26,859            1.73        0.60 - 1.30    (6.19) - (5.48)

Growth Portfolio - Initial
   Class                                  2005  29,109  1.157 - 1.660   37,285            0.51        0.30 - 1.30        4.43 - 5.47
                                          2004  31,724  1.097 - 1.578   38,685            0.26        0.30 - 1.30        2.05 - 7.44
                                          2003  26,360  1.460 - 1.536   39,765            0.26        0.60 - 1.30      31.18 - 32.07
                                          2002  26,480  1.113 - 1.163   30,326            0.26        0.60 - 1.30  (31.04) - (30.53)
                                          2001  28,726  1.614 - 1.674   47,480            0.08        0.60 - 1.30  (18.69) - (18.14)

High Income Portfolio
   - Initial Class                        2005   2,504  1.087 - 1.186    2,768           14.89        0.30 - 1.30        1.46 - 2.45
                                          2004   2,689  1.061 - 1.161    2,914            8.03        0.30 - 1.30        5.26 - 8.91
                                          2003   2,520  1.014 - 1.066    2,634            7.19        0.60 - 1.30      25.65 - 26.45
                                          2002   2,589  0.807 - 0.843    2,145           11.30        0.60 - 1.30        2.15 - 2.80
                                          2001   2,879  0.790 - 0.820    2,327           13.79        0.60 - 1.30  (12.90) - (12.21)

Mid Cap Portfolio
   - Service Class 2                      2005   8,427  1.788 - 1.847   15,440               -        0.60 - 1.30      16.56 - 17.34
                                          2004   4,859  1.534 - 1.574    7,621               -        0.60 - 1.30      23.02 - 23.94
                                          2003   2,634  1.247 - 1.270    3,336            0.20        0.60 - 1.30      36.43 - 49.70
                                          2002   1,414  0.914 - 0.924    1,304            0.38        0.60 - 1.30   (11.18) - (8.31)
                                          2001     261  1.029 - 1.034      269               -        0.60 - 1.30       2.58 - 12.95

                                         YEAR            UNIT VALUE      NET    INVESTMENT (1)  EXPENSE RATIO (2)  TOTAL RETURN (3)
                                        ENDED   UNITS     LOWEST TO    ASSETS      INCOME           LOWEST TO          LOWEST TO
                                        DEC 31  (000S)   HIGHEST ($)   ($000S)    RATIO (%)        HIGHEST (%)        HIGHEST (%)
                                        ------  ------  -------------  -------  --------------  -----------------  -----------------
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage
   Multi Cap Value Fund                   2005     769  1.857 - 1.954    1,478           0.36         0.60 - 1.30      14.98 - 15.83
                                          2004     757  1.615 - 1.687    1,260             -          0.60 - 1.30      15.27 - 16.02
                                          2003     792  1.401 - 1.454    1,138           0.11         0.60 - 1.30      36.68 - 37.56
                                          2002     758  1.025 - 1.057      794           0.61         0.60 - 1.30  (24.19) - (23.57)
                                          2001     320  1.352 - 1.383      440           0.01         0.60 - 1.30     (1.14) - 13.23

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                         DREYFUS STOCK INDEX FUND-
                                        CAPITAL APPRECIATION FUND             INITIAL SHARES              HIGH YIELD BOND TRUST
                                     --------------------------------  ----------------------------  ------------------------------
                                          2005             2004            2005           2004            2005             2004
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity
   units beginning of year ........       54,193,224       43,261,222    20,055,454      14,993,496        4,258,291      3,728,037
Accumulation units purchased and
   transferred from other
   funding options ................        8,611,696       39,058,699     2,340,710      15,708,120          865,998      2,215,137
Accumulation units redeemed
   and transferred to other
   funding options ................       (7,696,128)     (28,126,697)   (3,296,544)    (10,646,162)      (1,253,154)    (1,684,883)
Annuity units .....................                -                -             -               -                -              -
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity units
   end of year ....................       55,108,792       54,193,224    19,099,620      20,055,454        3,871,135      4,258,291
                                     ===============  ===============  ============  ==============  ===============  =============

                                                                                                     AIM V.I. PREMIER EQUITY FUND -
                                           MANAGED ASSETS TRUST           MONEY MARKET PORTFOLIO                 SERIES I
                                     --------------------------------  ----------------------------  ------------------------------
                                          2005             2004            2005           2004            2005             2004
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity
   units beginning of year ........       23,038,551       22,392,829    10,754,621      11,804,850          719,440        609,632
Accumulation units purchased and
   transferred from other
   funding options ................        1,774,071        6,979,288     6,631,325       8,166,947          139,652        208,210
Accumulation units redeemed
   and transferred to other
   funding options ................       (4,232,920)      (6,333,566)   (5,733,650)     (9,217,176)        (117,766)       (98,402)
Annuity units .....................                -                -             -               -                -              -
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity units
   end of year ....................       20,579,702       23,038,551    11,652,296      10,754,621          741,326        719,440
                                     ===============  ===============  ============  ==============  ===============  =============

                                       GLOBAL GROWTH FUND - CLASS 2                                   GROWTH-INCOME FUND - CLASS 2
                                                SHARES                 GROWTH FUND - CLASS 2 SHARES              SHARES
                                     --------------------------------  ----------------------------  ------------------------------
                                          2005             2004            2005           2004             2005             2004
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity
   units beginning of year ........          587,902                -     1,316,047               -          917,928              -
Accumulation units purchased and
   transferred from other
   funding options ................          337,505          591,647       965,354       1,330,545        1,200,723        924,752
Accumulation units redeemed
   and transferred to other
   funding options ................          (74,515)          (3,745)     (159,287)        (14,498)        (110,205)        (6,824)
Annuity units .....................                -                -             -               -                -              -
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity units
   end of year ....................          850,892          587,902     2,122,114       1,316,047        2,008,446        917,928
                                     ===============  ===============  ============  ==============  ===============  =============

                                     CITISTREET DIVERSIFIED BOND FUND    CITISTREET INTERNATIONAL    CITISTREET LARGE COMPANY STOCK
                                                - CLASS I                  STOCK FUND - CLASS I               FUND - CLASS I
                                     --------------------------------  ----------------------------  ------------------------------
                                          2005             2004            2005           2004            2005             2004
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity
   units beginning of year ........       73,042,241       67,200,067    57,241,992      61,503,146       97,504,800    100,110,726
Accumulation units purchased and
   transferred from other
   funding options ................       12,715,566       27,931,734     7,499,789      23,036,140       13,027,904     34,766,080
Accumulation units redeemed
   and transferred to other
   funding options ................      (14,276,832)     (22,081,141)  (13,203,036)    (27,296,009)     (18,771,154)   (37,369,901)
Annuity units .....................           (8,193)          (8,419)       (1,250)         (1,285)          (2,049)        (2,105)
                                     ---------------  ---------------  ------------  --------------  ---------------  -------------
Accumulation and annuity units
   end of year ....................       71,472,782       73,042,241    51,537,495      57,241,992       91,759,501     97,504,800
                                     ===============  ===============  ============  ==============  ===============  =============

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                  CREDIT SUISSE
                                                CITISTREET SMALL COMPANY         TRUST EMERGING             DELAWARE VIP REIT
                                                  STOCK FUND - CLASS I          MARKETS PORTFOLIO        SERIES - STANDARD CLASS
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................    42,854,178     43,585,351       872,974       841,123     1,916,854     1,611,960
Accumulation units purchased and
  transferred from other funding options ...     5,464,824     19,473,980       449,606       567,568       780,975       893,077
Accumulation units redeemed and
  transferred to other funding options .....    (8,679,161)   (20,203,107)     (454,746)     (535,717)     (749,503)     (588,183)
Annuity units ..............................        (1,991)        (2,046)            -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................    39,637,850     42,854,178       867,834       872,974     1,948,326     1,916,854
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                      DELAWARE VIP                DREYFUS VIF -          DREYFUS VIF - DEVELOPING
                                                     SMALL CAP VALUE         APPRECIATION PORTFOLIO -      LEADERS PORTFOLIO -
                                                 SERIES - STANDARD CLASS          INITIAL SHARES              INITIAL SHARES
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     3,428,356      2,942,615    15,846,505    17,426,279    10,537,620     9,736,487
Accumulation units purchased and
  transferred from other funding options ...     1,034,189      1,063,752     1,184,092     1,578,251     1,555,562     4,603,883
Accumulation units redeemed and
  transferred to other funding options .....      (819,979)      (578,011)   (3,327,641)   (3,158,025)   (2,066,972)   (3,802,750)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     3,642,566      3,428,356    13,702,956    15,846,505    10,026,210    10,537,620
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                     MUTUAL SHARES             TEMPLETON DEVELOPING         TEMPLETON FOREIGN
                                                   SECURITIES FUND -            MARKETS SECURITIES          SECURITIES FUND -
                                                     CLASS 2 SHARES           FUND - CLASS 2 SHARES          CLASS 2 SHARES
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     1,196,487        410,069       121,655             -       412,244             -
Accumulation units purchased and
  transferred from other funding options ...       837,951        890,545       333,697       126,416       593,782       425,155
Accumulation units redeemed and
  transferred to other funding options .....      (212,032)      (104,127)      (25,720)       (4,761)      (63,064)      (12,911)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     1,822,406      1,196,487       429,632       121,655       942,962       412,244
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                 TEMPLETON GLOBAL ASSET             TEMPLETON                   TEMPLETON
                                                ALLOCATION FUND - CLASS 1       GROWTH SECURITIES           GROWTH SECURITIES
                                                         SHARES               FUND - CLASS 1 SHARES       FUND - CLASS 2 SHARES
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     7,121,351      4,937,045    17,958,903    12,172,284       128,954             -
Accumulation units purchased and
  transferred from other funding options ...     1,296,255      5,910,384     2,048,258    15,071,773     1,564,839       128,955
Accumulation units redeemed and
  transferred to other funding options .....    (1,071,695)    (3,726,078)   (1,829,525)   (9,285,154)     (121,861)           (1)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     7,345,911      7,121,351    18,177,636    17,958,903     1,571,932       128,954
                                               ===========   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                             EQUITY INDEX PORTFOLIO -          FUNDAMENTAL
                                                 APPRECIATION PORTFOLIO          CLASS II SHARES             VALUE PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     1,023,409        791,590    23,266,217    22,712,367     4,906,764     4,424,197
Accumulation units purchased and
  transferred from other funding options ...       217,296        325,473     3,346,913     4,804,383       753,603     1,281,516
Accumulation units redeemed and
  transferred to other funding options .....      (265,989)       (93,654)   (4,814,225)   (4,250,533)     (834,452)     (798,949)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................       974,716      1,023,409    21,798,905    23,266,217     4,825,915     4,906,764
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                                     MID CAP                    WORLDWIDE
                                                  BALANCED PORTFOLIO -          GROWTH PORTFOLIO -          GROWTH PORTFOLIO -
                                                     SERVICE SHARES               SERVICE SHARES              SERVICE SHARES
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     3,898,640      3,547,661     1,272,964     1,046,541     2,181,156     2,057,178
Accumulation units purchased and
  transferred from other funding options ...       794,443      1,158,172       252,885       384,541       864,340     1,489,900
Accumulation units redeemed and
  transferred to other funding options .....      (675,453)      (807,193)     (259,444)     (158,118)     (859,272)   (1,365,922)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     4,017,630      3,898,640     1,266,405     1,272,964     2,186,224     2,181,156
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                 LAZARD RETIREMENT SMALL           GROWTH AND
                                                      CAP PORTFOLIO             INCOME PORTFOLIO         MID-CAP VALUE PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................        68,467              -       158,962             -       186,520             -
Accumulation units purchased and
  transferred from other funding options ...       198,447         68,682       668,085       363,292       295,594       186,520
Accumulation units redeemed and
  transferred to other funding options .....       (14,220)          (215)      (79,234)     (204,330)      (49,543)            -
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................       252,694         68,467       747,813       158,962       432,571       186,520
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                 OPPENHEIMER MAIN STREET     REAL RETURN PORTFOLIO -     TOTAL RETURN PORTFOLIO -
                                                FUND/VA - SERVICE SHARES       ADMINISTRATIVE CLASS        ADMINISTRATIVE CLASS
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................         9,688              -             -             -     4,033,298     3,563,248
Accumulation units purchased and
  transferred from other funding options ...        16,448          9,689        14,434             -     1,164,155     1,553,335
Accumulation units redeemed and
  transferred to other funding options .....        (1,272)            (1)            -             -      (955,275)   (1,083,285)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................        24,864          9,688        14,434             -     4,242,178     4,033,298
                                               ===========   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                    PUTNAM VT
                                               PUTNAM VT DISCOVERY GROWTH      INTERNATIONAL EQUITY     PUTNAM VT SMALL CAP VALUE
                                                 FUND - CLASS IB SHARES       FUND - CLASS IB SHARES      FUND - CLASS IB SHARES
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................       142,168        119,751     2,037,367     1,972,857     2,899,006     2,145,351
Accumulation units purchased and
  transferred from other funding options ...        38,184         69,470       928,358     1,494,996       721,997     1,221,803
Accumulation units redeemed and
  transferred to other funding options .....       (46,511)       (47,053)     (844,127)   (1,430,486)     (747,977)     (468,148)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................       133,841        142,168     2,121,598     2,037,367     2,873,026     2,899,006
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                                                         SMALL CAP GROWTH FUND -
                                                 ALL CAP FUND - CLASS I      INVESTORS FUND - CLASS I            CLASS I
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     6,589,322      6,152,452     2,314,367     2,322,027     1,364,904     1,027,530
Accumulation units purchased and
  transferred from other funding options ...       879,529      1,529,132       319,149       485,772       273,016       602,021
Accumulation units redeemed and
  transferred to other funding options .....    (1,252,230)    (1,092,262)     (469,530)     (493,432)     (311,140)     (264,647)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     6,216,621      6,589,322     2,163,986     2,314,367     1,326,780     1,364,904
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                                                           SMITH BARNEY PREMIER
                                                          TOTAL               SMITH BARNEY DIVIDEND     SELECTIONS ALL CAP GROWTH
                                                  RETURN FUND - CLASS I         STRATEGY PORTFOLIO              PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................       557,113        652,355       352,209       280,179       110,895        91,892
Accumulation units purchased and
  transferred from other funding options ...        81,803         88,942        99,226       128,086        19,945        48,560
Accumulation units redeemed and
  transferred to other funding options .....      (102,469)      (184,184)     (100,582)      (56,056)      (36,350)      (29,557)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................       536,447        557,113       350,853       352,209        94,490       110,895
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                AIM CAPITAL APPRECIATION      CONVERTIBLE SECURITIES    DISCIPLINED MID CAP STOCK
                                                       PORTFOLIO                    PORTFOLIO                   PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     2,522,846      2,416,132       575,944       202,700     7,157,631     5,145,709
Accumulation units purchased and
  transferred from other funding options ...       370,023        407,478       197,322       420,587     2,367,833     4,734,402
Accumulation units redeemed and
  transferred to other funding options .....      (687,874)      (300,764)     (155,200)      (47,343)   (1,464,521)   (2,722,480)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     2,204,995      2,522,846       618,066       575,944     8,060,943     7,157,631
                                               ===========   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                    FEDERATED
                                                 EQUITY INCOME PORTFOLIO       HIGH YIELD PORTFOLIO     FEDERATED STOCK PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................    15,067,439     15,783,588       274,363       265,898     2,685,032     2,742,591
Accumulation units purchased and
  transferred from other funding options ...     1,619,154      2,126,306        40,583        43,567       301,892       329,984
Accumulation units redeemed and
  transferred to other funding options .....    (3,923,220)    (2,842,455)      (38,680)      (35,102)     (576,718)     (387,543)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................    12,763,373     15,067,439       276,266       274,363     2,410,206     2,685,032
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                              MERCURY LARGE CAP CORE           MFS EMERGING
                                                   LARGE CAP PORTFOLIO               PORTFOLIO               GROWTH PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................    13,190,396     14,306,949     1,156,129     1,190,966       243,739       177,162
Accumulation units purchased and
  transferred from other funding options ...     1,190,770      1,577,312       239,345       283,499        10,242       113,907
Accumulation units redeemed and
  transferred to other funding options .....    (3,123,262)    (2,693,865)     (204,782)     (318,336)     (253,981)      (47,330)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................    11,257,904     13,190,396     1,190,692     1,156,129             -       243,739
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                         MFS MID                     MFS TOTAL
                                                  CAP GROWTH PORTFOLIO           RETURN PORTFOLIO          MFS VALUE PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     5,293,734      5,250,828    14,252,020    12,880,061        78,956             -
Accumulation units purchased and
  transferred from other funding options ...       876,027      1,102,069     5,543,999     4,702,580     2,006,216        78,956
Accumulation units redeemed and
  transferred to other funding options .....    (1,266,825)    (1,059,163)   (3,704,890)   (3,330,621)     (164,304)            -
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     4,902,936      5,293,734    16,091,129    14,252,020     1,920,868        78,956
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                 MONDRIAN INTERNATIONAL                                   PIONEER MID CAP VALUE
                                                     STOCK PORTFOLIO          PIONEER FUND PORTFOLIO            PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     2,240,405      2,069,720     2,736,036     2,801,867             -             -
Accumulation units purchased and
  transferred from other funding options ...       665,565        957,279       387,085     1,135,503         5,000             -
Accumulation units redeemed and
  transferred to other funding options .....      (652,021)      (786,594)     (667,946)   (1,201,334)       (2,141)            -
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     2,253,949      2,240,405     2,455,175     2,736,036         2,859             -
                                               ===========   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                PIONEER STRATEGIC INCOME             STRATEGIC          STYLE FOCUS SERIES: SMALL
                                                        PORTFOLIO                EQUITY PORTFOLIO          CAP GROWTH PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     1,756,467      1,650,737    33,929,364    31,776,625             -             -
Accumulation units purchased and
  transferred from other funding options ...       820,971        627,223     2,491,501    18,668,821           749             -
Accumulation units redeemed and
  transferred to other funding options .....      (384,182)      (521,493)   (5,927,479)  (16,516,082)            -             -
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     2,193,256      1,756,467    30,493,386    33,929,364           749             -
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                                                              SB ADJUSTABLE
                                                 TRAVELERS QUALITY BOND          U.S. GOVERNMENT         RATE INCOME PORTFOLIO -
                                                       PORTFOLIO               SECURITIES PORTFOLIO          CLASS I SHARES
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     4,394,897      4,269,190     7,259,275     7,210,019        20,413         1,000
Accumulation units purchased and
  transferred from other funding options ...       637,598      2,312,082     1,981,185     3,472,391       137,975        19,413
Accumulation units redeemed and
  transferred to other funding options .....      (877,303)    (2,186,375)   (1,937,942)   (3,423,135)      (55,184)            -
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     4,155,192      4,394,897     7,302,518     7,259,275       103,204        20,413
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                                                               SMITH BARNEY
                                                 SMITH BARNEY AGGRESSIVE     SMITH BARNEY HIGH INCOME        INTERNATIONAL ALL
                                                    GROWTH PORTFOLIO                 PORTFOLIO             CAP GROWTH PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     8,369,986      7,500,302     1,336,325     1,307,485     5,177,486     5,260,026
Accumulation units purchased and
  transferred from other funding options ...     1,996,479      2,809,471       249,357       380,890       768,006     3,115,292
Accumulation units redeemed and
  transferred to other funding options .....    (2,114,720)    (1,939,787)     (413,310)     (352,050)     (951,821)   (3,197,832)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     8,251,745      8,369,986     1,172,372     1,336,325     4,993,671     5,177,486
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                               SMITH BARNEY LARGE
                                                 SMITH BARNEY LARGE CAP          CAPITALIZATION         SMITH BARNEY MONEY MARKET
                                                     VALUE PORTFOLIO            GROWTH PORTFOLIO                PORTFOLIO
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     6,273,962      5,893,751     4,538,720     4,606,855     4,166,356     4,222,384
Accumulation units purchased and
  transferred from other funding options ...       651,771      1,706,898       905,208     1,166,222     3,147,808     6,333,918
Accumulation units redeemed and
  transferred to other funding options .....      (936,409)    (1,326,687)   (1,131,059)   (1,234,357)   (3,008,175)   (6,389,946)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     5,989,324      6,273,962     4,312,869     4,538,720     4,305,989     4,166,356
                                               ===========   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                             EMERGING GROWTH
                                                 SOCIAL AWARENESS STOCK        COMSTOCK PORTFOLIO -            PORTFOLIO -
                                                        PORTFOLIO                 CLASS II SHARES            CLASS II SHARES
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     6,799,133      6,563,046       306,842       123,584       610,085       628,820
Accumulation units purchased and
  transferred from other funding options ...       818,546      2,434,533       158,701       209,196       169,474       246,114
Accumulation units redeemed and
  transferred to other funding options .....    (1,403,236)    (2,198,446)      (17,522)      (25,938)     (127,959)     (264,849)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     6,214,443      6,799,133       448,021       306,842       651,600       610,085
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                                   SMITH BARNEY
                                                 ENTERPRISE PORTFOLIO -          SMALL CAP GROWTH            ASSET MANAGER SM
                                                     CLASS II SHARES         OPPORTUNITIES PORTFOLIO    PORTFOLIO - INITIAL CLASS
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................       134,649        122,526       630,413       455,455    11,117,113     8,687,131
Accumulation units purchased and
  transferred from other funding options ...        40,289         79,964       234,700       246,049       541,084     8,786,013
Accumulation units redeemed and
  transferred to other funding options .....       (55,835)       (67,841)     (148,243)      (71,091)   (1,483,172)   (6,356,031)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................       119,103        134,649       716,870       630,413    10,175,025    11,117,113
                                               ===========   ============   ===========   ===========   ===========   ===========

                                                                                 DYNAMIC CAPITAL
                                                CONTRAFUND(R) PORTFOLIO -    APPRECIATION PORTFOLIO -        EQUITY - INCOME
                                                     SERVICE CLASS 2             SERVICE CLASS 2        PORTFOLIO - INITIAL CLASS
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................     7,790,115      6,001,359       161,431       187,943    21,302,588    14,930,474
Accumulation units purchased and
  transferred from other funding options ...     3,658,218      2,402,261        83,704       103,921     2,281,448    17,776,282
Accumulation units redeemed and
  transferred to other funding options .....    (1,966,164)      (613,505)      (73,465)     (130,433)   (2,675,600)  (11,404,168)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................     9,482,169      7,790,115       171,670       161,431    20,908,436    21,302,588
                                               ===========   ============   ===========   ===========   ===========   ===========

                                               GROWTH PORTFOLIO - INITIAL    HIGH INCOME PORTFOLIO -       MID CAP PORTFOLIO -
                                                          CLASS                   INITIAL CLASS              SERVICE CLASS 2
                                               --------------------------   -------------------------   -------------------------
                                                   2005          2004           2005          2004          2005          2004
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  beginning of year ........................    31,723,517     26,359,793     2,689,306     2,519,953     4,859,203     2,634,488
Accumulation units purchased and
  transferred from other funding options ...     2,497,745     26,080,145       237,752     2,001,693     4,330,090     2,710,979
Accumulation units redeemed and
  transferred to other funding options .....    (5,112,281)   (20,716,421)     (422,566)   (1,832,340)     (762,405)     (486,264)
Annuity units ..............................             -              -             -             -             -             -
                                               -----------   ------------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ..............................    29,108,981     31,723,517     2,504,492     2,689,306     8,426,888     4,859,203
                                               ===========   ============   ===========   ===========   ===========   ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS
   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                  WELLS FARGO ADVANTAGE
                                                   MULTI CAP VALUE FUND
                                               --------------------------
                                                   2005          2004
                                               -----------   ------------
Accumulation and annuity units
  beginning of year ........................       757,212        791,652
Accumulation units purchased and
  transferred from other funding options ...       158,187        177,511
Accumulation units redeemed and
  transferred to other funding options .....      (146,867)      (211,951)
Annuity units ..............................             -              -
                                               -----------   ------------
Accumulation and annuity units
  end of year ..............................       768,532        757,212
                                               ===========   ============

                              INDEPENDENT AUDITORS

                             DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                             Hartford, Connecticut

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-9
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-72
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-73
  Schedule IV -- Consolidated Reinsurance...................  F-75

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004 and for variable interest entities in 2003.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
--------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Insurance Company:

     Under date of March 28, 2005, we reported on the consolidated balance sheet of The Travelers Insurance Company and subsidiaries as of December 31, 2004 (PREDECESSOR) and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and variable interest entities in 2003.

/s/ KPMG LLP

KPMG LLP
Hartford, Connecticut
March 28, 2005

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR     PREDECESSOR
                                                              ------------   ------------
                                                              DECEMBER 31,   DECEMBER 31,
                                                                  2005           2004
                                                              ------------   ------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $48,848 and $40,466, respectively).....    $48,162        $ 42,621
  Trading securities, at fair value (cost: $457 and $1,220,
    respectively)...........................................        452           1,346
  Equity securities available-for-sale, at fair value (cost:
    $424 and $332, respectively)............................        421             374
  Mortgage and consumer loans...............................      2,094           2,124
  Policy loans..............................................        881           1,084
  Real estate and real estate joint ventures
    held-for-investment.....................................         96             112
  Other limited partnership interests.......................      1,248           1,259
  Short-term investments....................................      1,486           3,502
  Other invested assets.....................................      1,029           4,095
                                                                -------        --------
    Total investments.......................................     55,869          56,517
Cash and cash equivalents...................................        521             215
Accrued investment income...................................        549             548
Premiums and other receivables..............................      5,299           4,479
Deferred policy acquisition costs and value of business
  acquired..................................................      3,701           2,862
Assets of subsidiaries transferred..........................         --          10,019
Goodwill....................................................        856             196
Current income tax recoverable..............................          1              --
Deferred income tax asset...................................      1,283              --
Other assets................................................        154             265
Separate account assets.....................................     31,238          30,742
                                                                -------        --------
    Total assets............................................    $99,471        $105,843
                                                                =======        ========

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $18,077        $ 12,682
  Policyholder account balances.............................     32,986          33,755
  Other policyholder funds..................................        287             596
  Liabilities of subsidiaries transferred...................         --           5,745
  Current income tax payable................................         --             305
  Deferred income tax liability.............................         --           1,371
  Payables for collateral under securities loaned and other
    transactions............................................      8,750           2,215
  Other liabilities.........................................      1,477           4,127
  Separate account liabilities..............................     31,238          30,742
                                                                -------        --------
    Total liabilities.......................................     92,815          91,538
                                                                -------        --------
Stockholder's Equity:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized, issued and outstanding........................        100             100
Additional paid-in capital..................................      6,684           5,449
Retained earnings...........................................        241           7,159
Accumulated other comprehensive (loss) income...............       (369)          1,597
                                                                -------        --------
    Total stockholder's equity..............................      6,656          14,305
                                                                -------        --------
    Total liabilities and stockholder's equity..............    $99,471        $105,843
                                                                =======        ========

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
REVENUES
Premiums.....................................       $  222             $  325        $  911   $1,082
Universal life and investment-type product
  policy fees................................          442                406           690      531
Net investment income........................        1,216              1,608         3,012    2,743
Other revenues...............................           57                113           207      143
Net investment gains (losses)................         (188)                26             9       32
                                                    ------             ------        ------   ------
       Total revenues........................        1,749              2,478         4,829    4,531
                                                    ------             ------        ------   ------
EXPENSES
Policyholder benefits and claims.............          523                599         1,411    1,568
Interest credited to policyholder account
  balances...................................          504                698         1,305    1,248
Other expenses...............................          383                440           762      557
                                                    ------             ------        ------   ------
       Total expenses........................        1,410              1,737         3,478    3,373
                                                    ------             ------        ------   ------
Income from continuing operations before
  provision for income taxes.................          339                741         1,351    1,158
Provision for income taxes...................           98                205           361      240
                                                    ------             ------        ------   ------
Income from continuing operations............          241                536           990      918
Income from discontinued operations, net of
  income taxes...............................           --                240           491      440
                                                    ------             ------        ------   ------
Net income...................................       $  241             $  776        $1,481   $1,358
                                                    ======             ======        ======   ======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                ACCUMULATED OTHER
                                                                                           COMPREHENSIVE INCOME (LOSS)
                                                                                           ----------------------------
                                                                                                              FOREIGN
                                                                   ADDITIONAL              NET UNREALIZED    CURRENCY
                                                          COMMON    PAID-IN     RETAINED     INVESTMENT     TRANSLATION
                                                          STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)   ADJUSTMENT     TOTAL
                                                          ------   ----------   --------   --------------   -----------   -------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR).................  $100     $ 5,443     $ 5,638       $   454         $   --      $11,635
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (545)                                     (545)
Comprehensive income (loss):
 Net income..............................................                         1,358                                     1,358
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          85                          85
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         817                         817
   Foreign currency translation adjustments..............                                                          4            4
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     906
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   2,264
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)...............   100       5,446       6,451         1,356              4       13,357
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (773)                                     (773)
Comprehensive income (loss):
 Net income..............................................                         1,481                                     1,481
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          98                          98
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         138                         138
   Foreign currency translation adjustments..............                                                          1            1
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                     237
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                   1,718
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)...............   100       5,449       7,159         1,592              5       14,305
Stock option transactions, net...........................                 3                                                     3
Dividends on common stock................................                          (675)                                     (675)
Comprehensive income (loss):
 Net income..............................................                           776                                       776
 Other comprehensive income (loss):
   Unrealized gains (losses) on derivative instruments,
     net of income taxes.................................                                          57                          57
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                         (32)                        (32)
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                      25
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                     801
Restructuring transactions, net (See Notes 10, 11, and
 15).....................................................            (3,095)     (2,966)         (166)                     (6,227)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)...................   100       2,357       4,294         1,451              5        8,207
Effect of push down accounting of MetLife, Inc.'s
 purchase price on The Travelers Insurance Company's net
 assets acquired (See Note 1)............................             4,547      (4,294)       (1,451)            (5)      (1,203)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT JULY 1, 2005 (SUCCESSOR)......................   100       6,904          --            --             --        7,004
Revisions of purchase price pushed down to The Travelers
 Insurance Company's net assets acquired (See Note 1)....              (220)                                                 (220)
Comprehensive income (loss):
 Net income..............................................                           241                                       241
 Other comprehensive income (loss):
   Unrealized investment gains (losses), net of related
     offsets and income taxes............................                                        (371)                       (371)
   Foreign currency translation adjustments..............                                                          2            2
                                                                                                                          -------
   Other comprehensive income (loss).....................                                                                    (369)
                                                                                                                          -------
 Comprehensive income (loss).............................                                                                    (128)
                                                           ----     -------     -------       -------         ------      -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR).................  $100     $ 6,684     $   241       $  (371)        $    2      $ 6,656
                                                           ====     =======     =======       =======         ======      =======

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                    PREDECESSOR
                                                         ----------------   --------------------------------------
                                                         SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                         ----------------   ----------------   -------------------
                                                               2005               2005           2004       2003
                                                         ----------------   ----------------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income...........................................      $    241           $    776       $  1,481   $  1,358
  Adjustments to reconcile net income to net cash
    provided by operating activities:
    Depreciation and amortization expenses.............             3                  5              4          4
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................            96                (31)           (57)       (62)
    (Gains) losses from sales of investments, net......           188                (41)           (16)       (37)
    Change in undistributed income of real estate joint
      ventures and other limited partnership
      interests........................................           (19)               (22)           107          1
    Interest credited to other policyholder account
      balances.........................................           504                698          1,305      1,248
    Universal life and investment-type product policy
      fees.............................................          (442)              (448)          (781)      (606)
    Change in accrued investment income................           (55)                54            (39)       (42)
    Change in trading securities.......................           103                209            226       (232)
    Change in premiums and other receivables...........           134                 17             (8)         8
    Change in DAC and VOBA, net........................           (76)              (241)          (540)      (442)
    Change in insurance-related liabilities............           679                140            604        832
    Change in current income taxes payable.............            54                167            340         15
    Change in other assets.............................           494                (87)            73        (66)
    Change in other liabilities........................          (971)               (46)          (613)      (401)
    Other, net.........................................             2                 58             56         14
                                                             --------           --------       --------   --------
NET CASH PROVIDED BY OPERATING ACTIVITIES..............      $    935           $  1,208       $  2,142   $  1,592
                                                             --------           --------       --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................      $ 22,065           $  7,437       $ 14,745   $ 22,016
    Equity securities..................................           221                108            182        150
    Mortgage and consumer loans........................           724                288            707        358
    Real estate and real estate joint ventures.........            65                146            198        195
    Other limited partnership interests................           173                125            332        239
  Purchases of:
    Fixed maturities...................................       (30,165)            (6,902)       (18,872)   (26,563)
    Equity securities..................................            --               (120)          (157)      (144)
    Mortgage and consumer loans........................          (480)              (452)          (944)      (317)
    Real estate and real estate joint ventures.........           (13)               (11)           (28)       (30)
    Other limited partnership interests................          (330)              (136)          (370)      (437)
  Policy loans.........................................             3                204             14         34
  Net change in short-term investments.................           752              1,102           (116)       814
  Net change in other invested assets..................           252               (206)          (152)         7
  Other, net...........................................             3                 --            130         94
                                                             --------           --------       --------   --------
NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES....      $ (6,730)          $  1,583       $ (4,331)  $ (3,584)
                                                             --------           --------       --------   --------

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

              CONSOLIDATED STATEMENTS OF CASH FLOWS -- (CONTINUED)
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                        SUCCESSOR                    PREDECESSOR
                                                     ----------------   --------------------------------------
                                                     SIX MONTHS ENDED   SIX MONTHS ENDED       YEARS ENDED
                                                       DECEMBER 31,         JUNE 30,          DECEMBER 31,
                                                     ----------------   ----------------   -------------------
                                                           2005               2005           2004       2003
                                                     ----------------   ----------------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits.......................................      $  7,441           $  3,252       $  9,619   $  8,326
    Withdrawals....................................        (8,971)            (4,177)        (6,649)    (5,396)
  Net change in payables for collateral under
    securities loaned and other transactions.......         7,478               (943)            89       (430)
  Dividends on common stock........................            --               (675)          (773)      (545)
  Restructuring transactions.......................            --               (259)            --         --
  Other, net.......................................           (75)                --             --         --
                                                         --------           --------       --------   --------
NET CASH PROVIDED BY (USED IN) FINANCING
  ACTIVITIES.......................................         5,873             (2,802)         2,286      1,955
                                                         --------           --------       --------   --------
Change in cash and cash equivalents................            78                (11)            97        (37)
Cash and cash equivalents, beginning of period.....           443                246            149        186
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, END OF PERIOD...........      $    521           $    235       $    246   $    149
                                                         ========           ========       ========   ========
Cash and cash equivalents, subsidiaries
  transferred, beginning of period.................      $     --           $     31       $     10   $     18
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, SUBSIDIARIES
  TRANSFERRED, END OF PERIOD.......................      $     --           $     --       $     31   $     10
                                                         ========           ========       ========   ========
Cash and cash equivalents, from continuing
  operations, beginning of period..................      $    443           $    215       $    139   $    168
                                                         --------           --------       --------   --------
CASH AND CASH EQUIVALENTS, FROM CONTINUING
  OPERATIONS, END OF PERIOD........................      $    521           $    235       $    215   $    139
                                                         ========           ========       ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid during the period for income
    taxes..........................................      $     90           $    406       $     93   $    309
                                                         ========           ========       ========   ========
  Net cash paid during the period for income taxes,
    subsidiaries transferred.......................      $     --           $     99       $    169   $    147
                                                         ========           ========       ========   ========
  Non-cash transactions during the period:
    Business Dispositions:
      Assets of subsidiaries distributed to parent
         in restructuring transactions.............      $     --           $ 10,472       $     --   $     --
      Liabilities of subsidiaries distributed to
         parent in restructuring transactions......            --              6,014             --         --
                                                         --------           --------       --------   --------
      Net assets of subsidiaries distributed to
         parent in restructuring transactions......            --              4,458       $     --   $     --
      Less: cash disposed..........................            --                 25       $     --   $     --
                                                         --------           --------       --------   --------
      Business dispositions, net of cash
         disposed..................................      $     --           $  4,433       $     --   $     --
                                                         ========           ========       ========   ========
      Inclusion (reversal) of Travelers Property
         Casualty minority interest in joint
         ventures..................................      $     --           $     --       $    (58)  $     63
                                                         ========           ========       ========   ========
      Acquisition of real estate through
         foreclosures of mortgage loans............      $     --           $     --       $     --   $     53
                                                         ========           ========       ========   ========

---------------
See Note 1 for purchase accounting adjustments.
See Note 10, 11, and 15 for non-cash restructuring transactions.

          See accompanying notes to consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Insurance Company ("TIC," together with its subsidiaries, including The Travelers Life and Annuity Company ("TLAC"), the "Company") and other affiliated entities, including substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets , the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $360 million, net of the related deferred tax assets of $126 million, for a net change of $234 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $28 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $262 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase price attributed to the Company was decreased by $220 million resulting in an increase in goodwill of $42 million.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                        SUCCESSOR
                                                         ---------------------------------------
                                                                   AS OF JULY 1, 2005
                                                         ---------------------------------------
                                                                      (IN MILLIONS)
TOTAL PURCHASE PRICE...................................                            $11,966
  Purchase price attributed to other affiliates........                              5,182
                                                                                   -------
  Purchase price attributed to the Company.............                              6,784
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS..........................................       $ 8,207
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR
  VALUE:...............................................
  Fixed maturities available-for-sale, at fair value...           (26)
  Mortgage loans on real estate........................            72
  Real estate and real estate joint ventures
     held-for-investment...............................            39
  Other limited partnership interests..................            48
  Other invested assets................................           (36)
  Premiums and other receivables.......................         1,001
  Elimination of historical deferred policy acquisition
     costs.............................................        (3,052)
  Value of business acquired...........................         3,490
  Value of distribution agreements and customer
     relationships acquired............................            73
  Net deferred income tax asset........................         1,747
  Elimination of historical goodwill...................          (196)
  Other assets.........................................           (11)
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR
  VALUE:...............................................
  Future policy benefits...............................        (3,752)
  Policyholder account balances........................        (1,869)
  Other liabilities....................................           193
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED..............................................                              5,928
                                                                                   -------
GOODWILL RESULTING FROM THE ACQUISITION................                            $   856
                                                                                   =======

     Goodwill resulting from the Acquisition has been allocated to the Company's segments, as well as Corporate & Other, that are expected to benefit from the Acquisition as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
Institutional...............................................          $305
Individual..................................................           159
Corporate & Other...........................................           392
                                                                      ----
  TOTAL.....................................................          $856
                                                                      ====

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                  SUCCESSOR
                                                              ------------------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................       $41,210
Trading securities..........................................           555
Equity securities available-for-sale........................           617
Mortgage loans on real estate...............................         2,363
Policy loans................................................           884
Real estate and real estate joint ventures
  held-for-investment.......................................           126
Other limited partnership interests.........................         1,120
Short-term investments......................................         2,225
Other invested assets.......................................         1,205
                                                                   -------
  Total investments.........................................        50,305
Cash and cash equivalents...................................           443
Accrued investment income...................................           494
Premiums and other receivables..............................         4,688
Value of business acquired..................................         3,490
Goodwill....................................................           856
Other intangible assets.....................................            73
Deferred tax asset..........................................         1,174
Other assets................................................           730
Separate account assets.....................................        30,427
                                                                   -------
  Total assets acquired.....................................        92,680
                                                                   -------
LIABILITIES:
Future policy benefits......................................        17,551
Policyholder account balances...............................        34,251
Other policyholder funds....................................           114
Current income taxes payable................................            36
Other liabilities...........................................         3,517
Separate account liabilities................................        30,427
                                                                   -------
  Total liabilities assumed.................................        85,896
                                                                   -------
  Net assets acquired.......................................       $ 6,784
                                                                   =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements and customer relationships acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements or with customer relationships differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired, distribution agreements and customer relationships acquired are as follows:

                                                             SUCCESSOR
                                                           -------------    WEIGHTED AVERAGE
                                                           JULY 1, 2005    AMORTIZATION PERIOD
                                                           -------------   -------------------
                                                           (IN MILLIONS)
Value of business acquired...............................     $3,490            16 years
Value of distribution agreements and customer
  relationships acquired.................................         73            16 years
                                                              ------
  Total value of intangible assets acquired, excluding
     goodwill............................................     $3,563            16 years
                                                              ======

     The estimated future amortization of the value of business acquired, distribution agreements and customer relationships acquired from 2006 to 2010 is as follows:

                                                              (IN MILLIONS)
2006........................................................      $322
2007........................................................      $316
2008........................................................      $300
2009........................................................      $282
2010........................................................      $262

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TIC is a Connecticut corporation incorporated in 1863. As described more fully in Note 1, on July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products. Prior to the Acquisition, TIC was a wholly-owned subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from TIC to CIHC on June 30, 2005 in

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contemplation of the Acquisition. Primerica is reported in discontinued operations for all periods presented. See Note 15.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) the Company; (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     Minority interest related to consolidated entities included in other liabilities was $180 million and $216 million at December 31, 2005 and 2004, respectively.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) real estate and real estate joint ventures previously reported in other invested assets are now reported in real estate and real estate joint ventures held-for-investment;
(iii) corporate joint ventures that were previously reported in other invested assets are now reported in other limited partnership interests; (iv) positive derivative revaluation previously reported in other assets are now reported in other invested assets; (v) reinsurance recoverables are now reported in premiums and other receivables; (vi) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (vii) policy and contract claim liabilities previously reported in contractholder funds are now reported in other policyholder funds; (viii) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (ix) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (x) trading securities sold and not yet purchased are now reported in other liabilities; and (xi) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawn benefits were reclassified from cash flows from financing activities to cash flows from operating activities. Additionally, the statement of cash flows for the six months ended June 30, 2005 has been restated to include the cash flows of discontinued operations, which were previously excluded from that statement.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, trading securities, mortgage and consumer loans, other limited partnerships and real estate joint ventures, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain structured investment transactions, real estate joint ventures and limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in "--Summary of Critical Accounting Estimates--Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage and consumer loans are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Once the Company identifies a property that is expected to be sold within one year and commences a firm plan for marketing the property, the Company, if applicable, classifies the property as held-for-sale and reports the related net investment income and any resulting investment gains and losses as

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

discontinued operations. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. Cost of real estate held-for-investment is adjusted for impairment whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable. Impaired real estate is written down to estimated fair value with the impairment loss being included in net investment gains and losses. Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage and consumer loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments. In 2004, other invested assets also included the Company's investment in the preferred stock of Citigroup. See Note 10.

     Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Trading Securities

     Trading securities are recorded at fair value with subsequent changes in fair value recognized in net investment income.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $208 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

     DAC and VOBA for non-participating traditional life, non-medical health and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                  SUCCESSOR
                                                              -----------------
                                                              DECEMBER 31, 2005
                                                              -----------------
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................        $196
Elimination of historical goodwill..........................        (196)
Effect of push down accounting of MetLife's purchase price
  on TIC's net assets acquired (See Note 1).................         856
                                                                    ----
BALANCE, BEGINNING AND END OF PERIOD........................        $856
                                                                    ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2005. Interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. The interest rate used in establishing such liabilities on the successor basis is approximately 4% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 7% to 8% at December 31, 2004.

     Liabilities for unpaid claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.3% to 13% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

     Product Liability Classification Changes Resulting from the Acquisition

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

  Guarantees

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term. Prior to the Acquisition, deferred revenues on life and annuity policies with life contingencies were reported in other liabilities, whereas subsequent to the Acquisition, these amounts are included in other policyholder funds on the accompanying consolidated balance sheet.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include fees and broker-dealer commissions. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance ("COLI"). Under certain COLI contracts, if the Company reports certain unlikely adverse results in its consolidated financial statements, withdrawals would not be immediately

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

available and would be subject to market value adjustment, which could result in a reduction of the account value.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, separate account assets with a fair value of $500 million were reclassified to general account investments with a corresponding transfer of separate account liabilities to future policy benefits and policyholder account balances. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosures.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet at January 1, 2004 of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of approximately $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46, Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN
46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a VIE if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                              SUCCESSOR
                                             --------------------------------------------
                                                          DECEMBER 31, 2005
                                             --------------------------------------------
                                                            GROSS
                                              COST OR    UNREALIZED
                                             AMORTIZED   -----------   ESTIMATED    % OF
                                               COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                             ---------   ----   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities..................   $16,788    $ 45   $393    $16,440      34.1%
Residential mortgage-backed securities.....    11,304      14    121     11,197      23.2
U.S. Treasury/agency securities............     6,153      20     61      6,112      12.7
Foreign corporate securities...............     5,323      30    139      5,214      10.8
Commercial mortgage-backed securities......     4,545      10     75      4,480       9.3
Asset-backed securities....................     3,594       9     14      3,589       7.5
State and political subdivision
  securities...............................       632      --     25        607       1.3
Foreign government securities..............       472      17      2        487       1.0
                                              -------    ----   ----    -------     -----
  Total bonds..............................    48,811     145    830     48,126      99.9
Redeemable preferred stocks................        37       1      2         36       0.1
                                              -------    ----   ----    -------     -----
  Total fixed maturities...................   $48,848    $146   $832    $48,162     100.0%
                                              =======    ====   ====    =======     =====
Non-redeemable preferred stocks............   $   327    $  1   $  5    $   323      76.7%
Common stocks..............................        97       4      3         98      23.3
                                              -------    ----   ----    -------     -----
  Total equity securities..................   $   424    $  5   $  8    $   421     100.0%
                                              =======    ====   ====    =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                             PREDECESSOR
                                            ----------------------------------------------
                                                          DECEMBER 31, 2004
                                            ----------------------------------------------
                                                            GROSS
                                             COST OR     UNREALIZED
                                            AMORTIZED   -------------   ESTIMATED    % OF
                                              COST       GAIN    LOSS   FAIR VALUE   TOTAL
                                            ---------   ------   ----   ----------   -----
                                                        (DOLLARS IN MILLIONS)
U.S. corporate securities.................   $21,956    $1,337   $33     $23,260      54.6%
Residential mortgage-backed securities....     4,636       122     4       4,754      11.2
U.S. Treasury/agency securities...........     1,818        99    --       1,917       4.5
Foreign corporate securities..............     6,855       384    12       7,227      16.9
Commercial mortgage-backed securities.....     2,249       113     3       2,359       5.5
Asset-backed securities...................     1,861        17     3       1,875       4.4
State and political subdivision
  securities..............................       360        41     1         400       0.9
Foreign government securities.............       576        59    --         635       1.5
                                             -------    ------   ---     -------     -----
  Total bonds.............................    40,311     2,172    56      42,427      99.5
Redeemable preferred stocks...............       155        40     1         194       0.5
                                             -------    ------   ---     -------     -----
  Total fixed maturities..................   $40,466    $2,212   $57     $42,621     100.0%
                                             =======    ======   ===     =======     =====
Non-redeemable preferred stocks...........   $   124    $    3   $ 1     $   126      33.7%
Common stocks.............................       208        41     1         248      66.3
                                             -------    ------   ---     -------     -----
  Total equity securities.................   $   332    $   44   $ 2     $   374     100.0%
                                             =======    ======   ===     =======     =====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................       $2,753              $3,933
Banking..............................................       $2,193              $2,728
Electric Utilities...................................       $2,042              $2,965
Finance Companies....................................       $1,777              $3,344
Capital Goods(2).....................................       $1,223              $1,652
Real Estate Investment Trust.........................       $1,125              $1,983
Energy...............................................       $  991              $1,557
Basic Industry(3)....................................       $  936              $1,537
Insurance............................................       $  883              $1,769
Food and Beverage....................................       $  772              $  905
Natural Gas Utilities................................       $  737              $  911
Brokerage............................................       $  670              $  726
Industrial Other.....................................       $  650              $  629
Transportation(4)....................................       $  608              $  683

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

(4) Transportation includes airlines, railroad and transportation services.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3,080 million and $4,955 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($40) million and $392 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at estimated fair values of $3 million and $47 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($5) million and $18 million at December 31, 2005 and 2004, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $ 1,336     $ 1,330      $ 2,087     $ 2,127
Due after one year through five years.......     9,730       9,623       11,394      11,849
Due after five years through ten years......     8,922       8,734       11,573      12,264
Due after ten years.........................     9,380       9,173        6,511       7,199
                                               -------     -------      -------     -------
  Subtotal..................................    29,368      28,860       31,565      33,439
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    19,443      19,266        8,746       8,988
                                               -------     -------      -------     -------
  Subtotal..................................    48,811      48,126       40,311      42,427
Redeemable preferred stocks.................        37          36          155         194
                                               -------     -------      -------     -------
     Total fixed maturities.................   $48,848     $48,162      $40,466     $42,621
                                               =======     =======      =======     =======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $7,224 million and $2,395 million, respectively. Approximately 55% and 54% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $3,973 million and $2,359 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                        SUCCESSOR                   PREDECESSOR
                                     ----------------   -----------------------------------
                                     SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                       DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                     ----------------   ----------------   ----------------
                                           2005               2005          2004     2003
                                     ----------------   ----------------   ------   -------
                                                         (IN MILLIONS)
Proceeds...........................      $20,368             $2,971        $6,957   $13,101
Gross investment gains.............      $    41             $  152        $  257   $   449
Gross investment losses............      $  (318)            $  (96)       $ (219)  $  (364)

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005. Gross investment losses exclude writedowns recorded during the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $4 million, $42 million and $109 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                        SUCCESSOR
                                       ---------------------------------------------------------------------------
                                                                    DECEMBER 31, 2005
                                       ---------------------------------------------------------------------------
                                                                   EQUAL TO OR GREATER
                                         LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                       -----------------------   -----------------------   -----------------------
                                                      GROSS                     GROSS                     GROSS
                                       ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                       FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                                                  (DOLLARS IN MILLIONS)
U.S. corporate securities............   $13,605        $393        $  --        $  --       $13,605        $393
Residential mortgage-backed
  securities.........................     8,490         121           --           --         8,490         121
U.S. Treasury/agency securities......     4,148          61           --           --         4,148          61
Foreign corporate securities.........     4,284         139           --           --         4,284         139
Commercial mortgage-backed
  securities.........................     3,654          75           --           --         3,654          75
Asset-backed securities..............     1,741          14           --           --         1,741          14
State and political subdivision
  securities.........................       549          25           --           --           549          25
Foreign government securities........       147           2           --           --           147           2
                                        -------        ----        -----        -----       -------        ----
  Total bonds........................    36,618         830           --           --        36,618         830
Redeemable preferred stocks..........        28           2           --           --            28           2
                                        -------        ----        -----        -----       -------        ----
  Total fixed maturities.............   $36,646        $832        $  --        $  --       $36,646        $832
                                        =======        ====        =====        =====       =======        ====
Equity securities....................   $   214        $  8        $  --        $  --       $   214        $  8
                                        =======        ====        =====        =====       =======        ====
Total number of securities in an
  unrealized loss position...........     4,711                       --                      4,711
                                        =======                    =====                    =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                        ---------------------------------------------------------------------------
                                                                     DECEMBER 31, 2004
                                        ---------------------------------------------------------------------------
                                                                    EQUAL TO OR GREATER
                                          LESS THAN 12 MONTHS         THAN 12 MONTHS                 TOTAL
                                        -----------------------   -----------------------   -----------------------
                                                       GROSS                     GROSS                     GROSS
                                        ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED   ESTIMATED    UNREALIZED
                                        FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                        ----------   ----------   ----------   ----------   ----------   ----------
                                                                   (DOLLARS IN MILLIONS)
U.S. corporate securities.............    $2,943        $26          $192         $ 7         $3,135        $33
Residential mortgage-backed
  securities..........................       551          3            53           1            604          4
U.S. Treasury/agency securities.......        60         --            --          --             60         --
Foreign corporate securities..........       944          8           178           4          1,122         12
Commercial mortgage-backed
  securities..........................       250          3             7          --            257          3
Asset-backed securities...............       294          2            45           1            339          3
State and political subdivision
  securities..........................         4         --            11           1             15          1
Foreign government securities.........        19         --            --          --             19         --
                                          ------        ---          ----         ---         ------        ---
  Total bonds.........................     5,065         42           486          14          5,551         56
Redeemable preferred stocks...........        13         --             7           1             20          1
                                          ------        ---          ----         ---         ------        ---
  Total fixed maturities..............    $5,078        $42          $493         $15         $5,571        $57
                                          ======        ===          ====         ===         ======        ===
Equity securities.....................    $   31        $ 2          $  9         $--         $   40        $ 2
                                          ======        ===          ====         ===         ======        ===
Total number of securities in an
  unrealized loss position............       681                       89                        770
                                          ======                     ====                     ======

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more for:

                                                              SUCCESSOR
                       ---------------------------------------------------------------------------------------
                                                          DECEMBER 31, 2005
                       ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES        NUMBER OF SECURITIES
                       ---------------------------   ---------------------------   ---------------------------
                       LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                       -------------   -----------   -------------   -----------   -------------   -----------
                                                        (DOLLARS IN MILLIONS)
Less than six
  months.............     $37,631          $69           $814            $26           4,663           48
                          -------          ---           ----            ---           -----           --
  Total..............     $37,631          $69           $814            $26           4,663           48
                          =======          ===           ====            ===           =====           ==

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                                          ------------------------------------------------------------
                                                               DECEMBER 31, 2004
                                          ------------------------------------------------------------
                                               COST OR               GROSS                NUMBER
                                            AMORTIZED COST     UNREALIZED LOSSES      OF SECURITIES
                                          ------------------   ------------------   ------------------
                                          LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                             20%       MORE       20%       MORE       20%       MORE
                                          ---------   ------   ---------   ------   ---------   ------
                                                             (DOLLARS IN MILLIONS)
Less than six months....................   $4,115      $  1       $29      $  --       499         5
Six months or greater but less than nine
  months................................      890        --        13         --       155        --
Nine months or greater but less than
  twelve months.........................      147        --         3         --        27        --
Twelve months or greater................      517        --        14         --        84        --
                                           ------      ----       ---      -----       ---        --
  Total.................................   $5,669      $  1       $59      $  --       765         5
                                           ======      ====       ===      =====       ===        ==

     As of December 31, 2005, $814 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $59 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $26 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 38% of the cost or amortized cost of such securities. Of such unrealized losses, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $8,478 million and $2,106 million and an estimated fair value of $8,372 million and $1,918 million were on loan under the program at December 31, 2005 and 2004, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $8,622 million and $1,986 million at December 31, 2005 and 2004, respectively. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

income and investment expenses, respectively. Security collateral of $174 million and $341 million at December 31, 2005 and December 31, 2004, respectively, was on deposit from customers in connection with the securities lending transactions. Security collateral may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $20 million and $21 million at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005. Company securities held in trust to satisfy collateral requirements, consisting primarily of fixed maturity securities, had an amortized cost of $15 million at December 31, 2004.

  MORTGAGE AND CONSUMER LOANS

     At December 31, 2005 and 2004, the Company's mortgage and consumer loans consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage and consumer loans.................       $2,081              $2,070
Underperforming mortgage and consumer loans.........           13                  54
                                                           ------              ------
  Total mortgage and consumer loans.................       $2,094              $2,124
                                                           ======              ======

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 37%, 12%, and 5% of the properties were located in California, New York, and New Jersey, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities..........................       $1,169             $1,173        $2,336     $2,330
Equity securities.........................            3                 22             9        (21)
Mortgage and consumer loans...............           85                 82           184        158
Real estate and real estate joint
  ventures................................            2                 19            29         20
Policy loans..............................           23                 29            70         76
Other limited partnership interests.......           33                217           262         32
Cash, cash equivalents and short-term
  investments.............................           61                 24            31         49
Preferred stock of Citigroup..............           --                 73           182        182
Other.....................................           (6)                 3             1         34
                                                 ------             ------        ------     ------
  Total...................................        1,370              1,642         3,104      2,860
Less: Investment expenses.................          154                 34            92        117
                                                 ------             ------        ------     ------
  Net investment income...................       $1,216             $1,608        $3,012     $2,743
                                                 ======             ======        ======     ======

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                               SUCCESSOR                   PREDECESSOR
                                            ----------------   ------------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED      YEARS ENDED
                                              DECEMBER 31,         JUNE 30,         DECEMBER 31,
                                            ----------------   ----------------   -----------------
                                                  2005               2005          2004       2003
                                            ----------------   ----------------   ------     ------
                                                                 (IN MILLIONS)
Fixed maturities(1).......................       $ (278)            $   17        $  (21)    $  (33)
Equity securities.........................            1                 35            17          9
Mortgage and consumer loans...............           (8)                 1             1        (14)
Real estate and real estate joint
  ventures................................            7                  7             1          6
Other limited partnership interests.......           (1)                 2             1         44
Sales of businesses.......................            2                 --            --         --
Derivatives...............................          (11)              (402)          122        507
Other.....................................          100                366          (112)      (487)
                                                 ------             ------        ------     ------
  Net investment gains (losses)...........       $ (188)            $   26        $    9     $   32
                                                 ======             ======        ======     ======

---------------
(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturities.............................       $(686)             $2,124        $2,155   $1,966
Equity securities............................          (3)                 21            42       33
Derivatives..................................           1                  83            (6)    (159)
Other........................................         (18)                  4             1       16
Discontinued operations......................          --                  --           256      225
                                                    -----              ------        ------   ------
  Total......................................        (706)              2,232         2,448    2,081
Amounts allocated from DAC and VOBA..........         135                  --            --       --
Deferred income taxes........................         200                (781)         (856)    (725)
                                                    -----              ------        ------   ------
     Net unrealized investment gains
       (losses)..............................       $(371)             $1,451        $1,592   $1,356
                                                    =====              ======        ======   ======

     The changes in net unrealized investment gains (losses) were as follows:

                                                  SUCCESSOR                  PREDECESSOR
                                               ----------------   ----------------------------------
                                               SIX MONTHS ENDED   SIX MONTHS ENDED     YEARS ENDED
                                                 DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                               ----------------   ----------------   ---------------
                                                     2005               2005          2004     2003
                                               ----------------   ----------------   ------   ------
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD..............      $ 1,451             $1,592        $1,356   $  454
Effect of purchase accounting push down (See
  Note 1)....................................       (1,451)                --            --       --
                                                   -------             ------        ------   ------
BALANCE, BEGINNING OF PERIOD.................           --              1,592         1,356      454
Unrealized investment gains (losses) during
  the period.................................         (706)                43           367    1,368
Unrealized investment gains (losses) relating
  to:
  DAC and VOBA...............................          135                 --            --       --
  Deferred income taxes......................          200                (18)         (131)    (466)
Restructuring transaction....................           --               (166)           --       --
                                                   -------             ------        ------   ------
BALANCE, END OF PERIOD.......................      $  (371)            $1,451        $1,592   $1,356
                                                   =======             ======        ======   ======
Net change in unrealized investment gains
  (losses)...................................      $  (371)            $ (141)       $  236   $  902
                                                   =======             ======        ======   ======

  TRADING SECURITIES

     Net investment income for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003 includes $6 million, ($35) million, $44 million and $190 million, respectively, of gains (losses) on securities classified as trading. Of these amounts, ($3) million, $20 million, $78 million and $92 million relate to net gains (losses) recognized on trading securities sold during the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003,

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

respectively. The remaining $9 million, ($55) million, ($34) million and $98 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively, relate to changes in fair value on trading securities held at December 31, 2005, June 30, 2005, December 31, 2004 and December 31, 2003, respectively.

  VARIABLE INTEREST ENTITIES

     As of December 31, 2004, a collateralized debt obligation and a real estate joint venture were consolidated as VIEs. The collateralized debt obligation was sold subsequent to June 30, 2005. The real estate joint venture experienced a reconsideration event that changed the Company's status so that it is no longer the primary beneficiary. The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              ------------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              ------------------------
                                                                             MAXIMUM
                                                                TOTAL      EXPOSURE TO
                                                              ASSETS (1)    LOSS (2)
                                                              ----------   -----------
                                                                   (IN MILLIONS)
Asset-backed securitizations................................    $1,281        $ 69
Real estate joint ventures(3)...............................        97          18
Other limited partnerships(4)...............................     4,055         285
Other investments(5)........................................       200          15
                                                                ------        ----
  Total.....................................................    $5,633        $387
                                                                ======        ====

---------------

(1) The assets of the asset-backed securitizations are reflected at fair value at December 31, 2005. The assets of the real estate joint ventures, other limited partnerships and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnerships and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

(4) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

(5) Other investments include securities that are not asset-backed securitizations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                           SUCCESSOR                        PREDECESSOR
                                -------------------------------   -------------------------------
                                       DECEMBER 31, 2005                 DECEMBER 31, 2004
                                -------------------------------   -------------------------------
                                            CURRENT MARKET OR                 CURRENT MARKET OR
                                                FAIR VALUE                        FAIR VALUE
                                NOTIONAL   --------------------   NOTIONAL   --------------------
                                 AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                --------   ------   -----------   --------   ------   -----------
                                                          (IN MILLIONS)
Interest rate swaps...........  $ 6,540     $356       $ 49       $ 5,702    $   59      $109
Interest rate caps............    2,020       16         --           118         3        --
Financial futures.............       81        2          1         1,339        --        --
Foreign currency swaps........    3,084      429         72         3,219       850        45
Foreign currency forwards.....      488       18          2           431        --         8
Options.......................       --      165          3            --       189        --
Financial forwards............       --       --          2            --         2         2
Credit default swaps..........      957        2          2           415         4         3
                                -------     ----       ----       -------    ------      ----
  Total.......................  $13,170     $988       $131       $11,224    $1,107      $167
                                =======     ====       ====       =======    ======      ====

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 587 and 217 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 73,500 and 115,400 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,420,650 and 1,144,700 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                             SUCCESSOR
                              ------------------------------------------------------------------------
                                                           REMAINING LIFE
                              ------------------------------------------------------------------------
                                         AFTER ONE YEAR   AFTER FIVE YEARS
                              ONE YEAR      THROUGH           THROUGH
                              OR LESS      FIVE YEARS        TEN YEARS       AFTER TEN YEARS    TOTAL
                              --------   --------------   ----------------   ---------------   -------
                                                           (IN MILLIONS)
Interest rate swaps.........   $  942        $2,929            $2,519             $150         $ 6,540
Interest rate caps..........    2,000            20                --               --           2,020
Financial futures...........       81            --                --               --              81
Foreign currency swaps......      535           869             1,616               64           3,084
Foreign currency forwards...      488            --                --               --             488
Credit default swaps........       95           836                26               --             957
                               ------        ------            ------             ----         -------
  Total.....................   $4,141        $4,654            $4,161             $214         $13,170
                               ======        ======            ======             ====         =======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches).

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. The Company also uses foreign currency forwards to hedge the foreign currency risk associated with certain of its net investments in foreign operations.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are used in replication synthetic asset transactions ("RSATs") to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. RSATs are a combination of a derivative and usually a U.S. Treasury or Agency security. RSATs that involve the use of credit default swaps are included in such classification in the preceding table.

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                        SUCCESSOR                            PREDECESSOR
                           -----------------------------------   -----------------------------------
                                    DECEMBER 31, 2005                     DECEMBER 31, 2004
                           -----------------------------------   -----------------------------------
                                             FAIR VALUE                            FAIR VALUE
                           NOTIONAL   ------------------------   NOTIONAL   ------------------------
                            AMOUNT      ASSETS     LIABILITIES    AMOUNT      ASSETS     LIABILITIES
                           --------   ----------   -----------   --------   ----------   -----------
                                                         (IN MILLIONS)
Fair value...............  $    66       $ --         $ --       $ 1,506      $   --        $ 14
Cash flow................      430          2           --         7,560         897         142
Foreign operations.......       --         --           --            25          --          --
Non-qualifying...........   12,674        986          131         2,133         210          11
                           -------       ----         ----       -------      ------        ----
     Total...............  $13,170       $988         $131       $11,224      $1,107        $167
                           =======       ====         ====       =======      ======        ====

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                               SUCCESSOR                 PREDECESSOR
                                            ----------------   --------------------------------
                                            SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                              DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                            ----------------   ----------------   -------------
                                                  2005               2005         2004    2003
                                            ----------------   ----------------   -----   -----
                                                               (IN MILLIONS)
Changes in the fair value of
  derivatives.............................        $--                $(16)        $(21)   $  1
Changes in the fair value of the items
  hedged..................................         --                   5          (12)    (24)
                                                  ---                ----         ----    ----
Net ineffectiveness of fair value hedging
  activities..............................        $--                $(11)        $(33)   $(23)
                                                  ===                ====         ====    ====

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($8) million, ($29) million and ($23) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities; (iv) interest rate futures to hedge against changes in value of securities to be acquired; and (v) interest rate futures to hedge against changes in interest rates on liabilities to be issued.

     For the six months ended December 31, 2005, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. For the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized net investment gains (losses) of ($5) million, $6 million and ($3) million, respectively, which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                   SUCCESSOR                 PREDECESSOR
                                                ----------------   --------------------------------
                                                SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                  DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                ----------------   ----------------   -------------
                                                      2005               2005         2004    2003
                                                ----------------   ----------------   -----   -----
                                                                   (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD...............        $ 83               $(6)         $(159)  $(286)
Effect of purchase accounting push down (See
  Note 1).....................................         (83)               --             --      --
                                                      ----               ---          -----   -----
BALANCE, BEGINNING OF PERIOD..................           -                (6)          (159)   (286)
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges............................           1                85            140     112
Amounts reclassified to net investment
  income......................................          --                 4             13      15
                                                      ----               ---          -----   -----
BALANCE, END OF THE PERIOD....................        $  1               $83          $  (6)  $(159)
                                                      ====               ===          =====   =====

     At December 31, 2005, approximately ($5) million of the deferred net loss on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2006.

  HEDGES OF NET INVESTMENTS IN FOREIGN OPERATIONS

     The Company uses forward exchange contracts, foreign currency swaps and options to hedge portions of its net investment in foreign operations against adverse movements in exchange rates. The Company measures ineffectiveness on the forward exchange contracts based upon the change in forward rates. There was no ineffectiveness recorded in 2005, 2004 or 2003.

     The Company's consolidated statements of stockholder's equity for the six months ended December 31, 2005 did not include any gains (losses) related to foreign currency contracts used to hedge its net investments in foreign operations. The Company's consolidated statements of stockholder's equity for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, included gains (losses) of $3 million, $1 million and ($6) million, respectively, related to foreign currency contracts used to hedge its net investments in foreign operations. When substantially all of the net investments in foreign operations are sold or liquidated, the amounts in accumulated other comprehensive income ("AOCI") are reclassified to the consolidated statements of income, while a pro rata portion is reclassified upon partial sale of the net investments in foreign operations.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps, and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) RSATs to synthetically create investments; and (vi) basis swaps to better match the cash flows from assets and related liabilities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of ($1) million, ($10) million, ($33) million and ($96) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $40 million and $181 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended December 31, 2004 were gains (losses) of $39 million, ($3) million and $30 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $128 million and $229 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $427 million and $584 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                               DAC      VOBA      TOTAL
                                                              ------   -------   -------
                                                                    (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)....................  $2,044   $   115   $ 2,159
  Capitalization............................................     583        --       583
  Less: amortization........................................     266        14       280
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)..................   2,361       101     2,462
  Capitalization............................................     810        --       810
  Less: amortization........................................     399        11       410
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................   2,772        90     2,862
  Capitalization............................................     426        --       426
  Less: amortization........................................     230         6       236
                                                              ------   -------   -------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)......................   2,968        84     3,052
Effect of purchase accounting push down (See Note 1)........  (2,968)    3,406       438
                                                              ------   -------   -------
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................      --     3,490     3,490
                                                              ------   -------   -------
  Capitalization............................................     262        --       262
                                                              ------   -------   -------
  Less: amortization related to:
     Net investment gains (losses)..........................      (4)      (25)      (29)
     Unrealized investment gains (losses)...................     (32)     (103)     (135)
     Other expenses.........................................      17       198       215
                                                              ------   -------   -------
       Total amortization...................................     (19)       70        51
                                                              ------   -------   -------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................  $  281   $ 3,420   $ 3,701
                                                              ======   =======   =======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $320 million in 2006, $313 million in 2007, $296 million in 2008, $278 million in 2009 and $257 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Changes in value of distribution agreements ("VODA") and value of customer relationships acquired ("VOCRA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                              (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................       $--
Effect of purchase accounting push down (See Note 1)........        73
Amortization................................................        --
                                                                   ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................        73
Capitalization..............................................        --
Amortization................................................        (1)
                                                                   ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................       $72
                                                                   ===

     The estimated future amortization expense for the next five years of the value of distribution agreements and customer relationships acquired is $2 million in 2006, $3 million in 2007, $4 million in 2008, $4 million in 2009 and $5 million in 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 81               $50              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (81)               --               --
                                                ----               ---              ---
Balance, beginning of period............          --                50               --
Capitalization..........................          23                33               51
Amortization............................          --                (2)              (1)
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $ 23               $81              $50
                                                ====               ===              ===

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     The following table provides an analysis of the activity in the liability for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
BALANCE, BEGINNING OF PERIOD...........       $ 511               $489         $434    $368
     Less: reinsurance recoverables....        (367)              (347)        (294)   (240)
                                              -----               ----         ----    ----
  Net balance at beginning of period...         144                142          140     128
                                              -----               ----         ----    ----
  Effect of purchase accounting
     pushdown..........................          (7)                --           --      --
  Incurred related to:
     Current period....................          19                 17           22      32
     Prior period......................          (3)                (3)           4       5
                                              -----               ----         ----    ----
       Total incurred..................          16                 14           26      37
                                              -----               ----         ----    ----
  Paid related to:
     Current period....................          (1)                (1)          (1)     (1)
     Prior period......................         (13)               (11)         (23)    (24)
                                              -----               ----         ----    ----
       Total paid......................         (14)               (12)         (24)    (25)
                                              -----               ----         ----    ----
  Net balance at end of period.........         139                144          142     140
     Add: reinsurance recoverables.....         373                367          347     294
                                              -----               ----         ----    ----
BALANCE, END OF PERIOD.................       $ 512               $511         $489    $434
                                              =====               ====         ====    ====

     Claims and claim adjustment expenses associated with prior periods decreased by $3 million for both the six months ended December 31, 2005 and the six months ended June 30, 2005. Claims and claim adjustment expenses associated with prior periods increased by $4 million and $5 million for the years ended December 31, 2004 and 2003, respectively. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for long-term care and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                                     SUCCESSOR                       PREDECESSOR
                                           ------------------------------   ------------------------------
                                                 DECEMBER 31, 2005                DECEMBER 31, 2004
                                           ------------------------------   ------------------------------
                                               IN THE            AT             IN THE            AT
                                           EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                           --------------   -------------   --------------   -------------
                                                                (DOLLARS IN MILLIONS)
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
  Account value (general and separate
     account)............................     $ 32,772           N/A           $ 30,833           N/A
  Net amount at risk.....................     $    852(1)        N/A(2)        $  1,255(1)        N/A(2)
  Average attained age of
     contractholders.....................     60 years           N/A           59 years           N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                      SUCCESSOR                    PREDECESSOR
                                              -------------------------     -------------------------
                                                  DECEMBER 31, 2005             DECEMBER 31, 2004
                                              -------------------------     -------------------------
                                              SECONDARY       PAID UP       SECONDARY       PAID UP
                                              GUARANTEES     GUARANTEES     GUARANTEES     GUARANTEES
                                              ----------     ----------     ----------     ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate
  account)..................................   $  1,944         N/A          $  1,239         N/A
Net amount at risk..........................   $ 25,795(1)      N/A(1)       $ 15,182(1)      N/A(1)
Average attained age of policyholders.......   57 years         N/A          57 years         N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $3 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $6 million, $5 million and $2 million for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
Mutual Fund Groupings                                             (IN MILLIONS)
Equity..............................................       $19,969             $17,611
Bond................................................         2,434               2,183
Balanced............................................         2,899               3,250
Money Market........................................           654                 681
Specialty...........................................           621                 649
                                                           -------             -------
  TOTAL.............................................       $26,577             $24,374
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $30,295 million and $28,703 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $943 million and $2,039 million at December 31, 2005 and 2004, respectively. The average interest rates credited on these contracts were 4.5% and 4% at December 31, 2005 and 2004, respectively.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $232 million, $203 million, $375 million and $300 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program, and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $78 billion and $74 billion at December 31, 2005 and 2004, respectively. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. Total variable annuity account balances with GMDB riders were $32.8 billion, of which $12.0 billion, or 36%, was reinsured, and $26.7 billion, of which $12.0 billion, or 45%, was reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When the benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totaled $0.9 billion, of which $0.8 billion, or 89%, is reinsured and $1.3 billion, of which $1.1 billion, or 85%, is reinsured at December 31, 2005 and 2004, respectively.

     TIC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers.

     Effective July 1, 2000, the Company reinsured 90% of its individual long-term care insurance business with General Electric Capital Assurance Company ("GECAC") and its subsidiary in the form of indemnity reinsurance agreements. Written premiums ceded per these agreements were $122 million and $111 million for the six months ended December 31, 2005 and June 30, 2005, respectively. Earned premiums ceded were $119 million and $112 million for the six months ended December 31, and June 30, 2005, respectively. Total written premiums ceded were $224 million and $227 million for the years ending December 31, 2004 and 2003, respectively.

     In accordance with the terms of the reinsurance agreement, GECAC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, no later than July 1, 2008. Effective June 30, 2005, TIC entered into an agreement with CIHC to effectively transfer the remaining results from the long-term care block of business from TIC to CIHC. Under the terms of this agreement, any gains or losses remaining after the terms of the indemnity reinsurance agreement are satisfied, are reimbursable from CIHC for losses, or payable to CIHC for gains. TIC does however retain limited investment exposure related to the reinsured contracts. Citigroup unconditionally guarantees the performance of its subsidiary, CIHC.

     In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed by TIC as a pure captive insurer in order to permit TIC and TLAC to cede 100% of its risk associated with the secondary death benefit guarantee rider on certain universal life contracts. TIC dividended TLARC's stock to CIHC in late 2004. As part of the Acquisition, TLARC became a direct subsidiary of MetLife. See Notes 11 and 16.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                          SUCCESSOR                  PREDECESSOR
                                      -----------------   ----------------------------------
                                      SIX MONTHS ENDED    SIX MONTHS ENDED     YEARS ENDED
                                        DECEMBER 31,          JUNE 30,        DECEMBER 31,
                                      -----------------   ----------------   ---------------
                                            2005                2005          2004     2003
                                      -----------------   ----------------   ------   ------
                                                          (IN MILLIONS)
Direct premiums earned..............        $ 381              $ 466         $1,191   $1,376
Reinsurance ceded...................         (159)              (141)          (280)    (294)
                                            -----              -----         ------   ------
Net premiums earned.................        $ 222              $ 325         $  911   $1,082
                                            =====              =====         ======   ======
Reinsurance recoverables netted
  against policyholder benefits.....        $ 521              $ 264         $  475   $  416
                                            =====              =====         ======   ======

     Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $4,283 million and $3,884 million at December 31, 2005 and 2004, respectively, including $2,772 million and $1,904 million at December 31, 2005 and 2004, respectively, relating to runoff of long-term care business and $1,356 million and $1,489 million at December 31, 2005 and 2004, respectively, relating to reinsurance on the runoff of workers compensation business. Reinsurance premiums and ceded commissions payable included in other liabilities were $49 million and $48 million at December 31, 2005 and 2004, respectively.

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $58                $197         $368    $179
  Foreign..............................         --                   1            1       3
                                               ---                ----         ----    ----
                                                58                 198          369     182
                                               ---                ----         ----    ----
Deferred:
  Federal..............................         40                   7           (8)     58
                                               ---                ----         ----    ----
Provision for income taxes.............        $98                $205         $361    $240
                                               ===                ====         ====    ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $119               $259         $473    $405
Tax effect of:
  Tax exempt investment income.........         (20)               (46)         (86)    (84)
  Tax reserve release..................          --                 --          (23)    (79)
  Other, net...........................          (1)                (8)          (3)     (2)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 98               $205         $361    $240
                                               ====               ====         ====    ====

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................       $2,141              $   756
  Operating lease reserves..........................           13                   47
  Employee benefits.................................            3                  169
  Net unrealized investment losses..................          200                   --
  Capital loss carryforwards........................           92                   --
  Other.............................................           20                  114
                                                           ------              -------
  Total.............................................        2,469                1,086
                                                           ------              -------
Deferred income tax liabilities:
  DAC and VOBA......................................       (1,174)                (785)
  Net unrealized investment gains...................           --                 (763)
  Investments, net..................................          (12)                (832)
  Other.............................................           --                  (77)
                                                           ------              -------
  Total.............................................       (1,186)              (2,457)
                                                           ------              -------
Net deferred income tax asset (liability)...........       $1,283              $(1,371)
                                                           ======              =======

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax asset will be realized.

     Capital loss carryforwards amount to $263 million at December 31, 2005 and will expire in 2010.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its subsidiary, TLAC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company and its subsidiaries filed a consolidated federal income tax return with Citigroup and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement"). Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TIC had $305 million payable to Citigroup at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $932 million. If the entire policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of approximately $326 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. TLAC and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     A former registered representative of Tower Square Securities, Inc. ("Tower Square"), a broker-dealer subsidiary of TIC, is alleged to have defrauded individuals by diverting funds for his personal use. In June 2005, the SEC issued a formal order of investigation with respect to Tower Square and served Tower Square with a subpoena. The Securities and Business Investments Division of the Connecticut Department of Banking and the NASD are also reviewing this matter. Tower Square intends to fully cooperate with the SEC, the NASD and the Connecticut Department of Banking. In the context of the above, two arbitration matters were commenced in 2005 against Tower Square. In one of the matters, defendants include other unaffiliated broker-dealers with whom the registered representative was formerly registered. It is reasonably possible that other actions will be brought regarding this matter. Tower Square intends to defend itself vigorously in all such cases.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies, in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $16 million, and a related asset for premium tax offsets of $9 million, at December 31, 2005, for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into various lease and sublease agreements for office space. Future sublease income is projected to be insignificant. Future minimum gross rental payments are as follows:

                                                                   GROSS
                                                              RENTAL PAYMENTS
                                                              ---------------
                                                               (IN MILLIONS)
2006........................................................        $17
2007........................................................        $17
2008........................................................        $16
2009........................................................        $10
2010........................................................        $ 8
Thereafter..................................................        $ 8

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $715 million and $389 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $339 million and $213 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  OTHER COMMITMENTS

     TIC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston, which is included in equity securities on the Company's balance sheets. TIC has also entered into several funding agreements with the FHLB of Boston whereby TIC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on TIC's residential mortgages and mortgage-backed securities to collateralize TIC's obligations under the funding agreements. TIC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The funding agreements and the related security agreement represented by this blanket lien, provide that upon any event of default by TIC, the FHLB of Boston's recovery is limited to the amount of TIC's liability under the outstanding funding agreements. The amount of the Company's liability for funding agreements with the FHLB of Boston as of December 31, 2005 is $1.1 billion, which is included in policyholder account balances.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII") (formerly Citicorp International Life Insurance Company, Ltd.), an affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII. This guarantee is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. The agreement was terminated as of December 31, 2004, but termination does not affect policies previously guaranteed. Life insurance coverage

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in-force under this guarantee at December 31, 2005 is $447 million. The Company does not hold any collateral related to this guarantee.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

     In connection with RSATs, the Company writes credit default swap obligations requiring payment of principal due in exchange for the reference credit obligation, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is $149 million at December 31, 2005. The credit default swaps expire at various times during the next three years.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was $14 million, $28 million and $28 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  RESTRUCTURING TRANSACTIONS

     As described in Note 1, on July 1, 2005, MetLife acquired the Company from Citigroup. Prior to the Acquisition, certain restructuring transactions were required pursuant to the Acquisition Agreement. All restructuring transactions have been recorded at their historical basis. The following transfers to CIHC occurred on June 30, 2005:

          1. All TIC's membership in Keeper Holdings LLC, which holds an interest in CitiStreet LLC;

          2. All TIC's shares of Citigroup Series YYY and YY preferred stock, and all dividends with respect thereto;

          3. All TIC's shares of American Financial Life Insurance Company stock;

          4. All TIC's shares of Primerica stock (See Note 14);

          5. All TIC's obligations in the amount of $105 million, the related deferred income tax assets of $37 million and cash in the amount of $68 million associated with the Connecticut River Plaza lease;

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

          6. All owned intellectual property and all trademarks used in connection with products offered only by or through the Company. This includes, but is not limited to, the "umbrella" trademark and umbrella design trademark, and any trademarks which include the terms "citi," "Citi," the arc design and the blue wave design;

          7. All TIC's net obligations in the amount of $443 million related to non-qualified employee benefit plans (including retiree welfare, pension, long-term disability, workers compensation and deferred compensation obligations) and associated assets consisting of $191 million in cash, and other assets, including a deferred income tax asset, totaling $252 million;

          8. All TIC's obligations and rights related to future gains and losses under all policies providing long-term care benefits;

          9. All tax liabilities for potential audit liabilities for federal and state income taxes and other taxes of approximately $78 million with respect to pre-Acquisition tax periods as the Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the closing date.

     The Connecticut Insurance Department (the "Department") approved the special dividend of all TIC's ownership interests and obligations as included in items 1 through 6, 8 and 9 as set forth above. Restructuring transaction item 7, as set forth above, was accounted for as an asset/liability transfer, and did not require approval from the Department. The consolidated financial statements of the Company include the results of operations related to the aforementioned restructuring transactions through the date of distribution, other than Primerica which has been reported as discontinued operations.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TIC and TLAC are each permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of
(i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TIC and TLAC will each be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. TIC paid cash dividends to its former parent, CIHC, of $675 million in 2005, $773 million in 2004 and $545 million in 2003. A portion of the cash dividend paid in 2005 was considered an extraordinary dividend and was approved by the Department. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TIC and TLAC through June 30, 2007 require prior approval of the Commissioner. TIC and TLAC have not paid any dividends since the Acquisition Date.

     On December 15, 2004, the Company dividended all of the issued and outstanding shares of TLARC to CIHC. TLARC was valued at $250,000 and was considered to be an ordinary dividend. At Acquisition, TLARC was sold by Citigroup to MetLife.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As discussed in Note 1, in connection with the Acquisition Agreement, several restructuring transactions requiring regulatory approval were completed prior to the sale. TIC received regulatory approval from the Commissioner to complete the restructuring transactions via dividend, and to pay its dividends.

     In connection with the restructuring transactions as discussed in Note 10, the Company's additional paid-in capital ("APIC"), retained earnings and accumulated other comprehensive income were impacted as follows:

                                                                   PREDECESSOR
                                                            --------------------------
                                                                  JUNE 30, 2005
                                                            --------------------------
                                                                      RETAINED
                                                             APIC     EARNINGS   AOCI
                                                            -------   --------   -----
                                                                  (IN MILLIONS)
RESTRUCTURING TRANSACTIONS
Keeper Holdings LLC.......................................  $    (8)  $   (26)   $  --
Citigroup Series YYY preferred stock......................   (2,225)       --       --
Citigroup Series YY preferred stock.......................     (596)       --       --
Stock of American Financial Life Insurance Company........     (218)      210       --
Stock of Primerica Life Insurance Company.................   (1,100)   (3,150)    (166)
Deferred tax liabilities YYY and YY preferred stock.......      974        --       --
Tax Liabilities...........................................       78        --       --
                                                            -------   -------    -----
  Total impact............................................  $(3,095)  $(2,966)   $(166)
                                                            =======   =======    =====

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TIC and TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TIC and TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant assets not admitted by TIC and TLAC are net deferred tax assets resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Statutory net income of TIC, a Connecticut domiciled insurer, was $1,080 million, $975 million and $935 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $4,081 million and $7,886 million at December 31, 2005 and 2004, respectively.

     Statutory net income (loss) of TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                 SUCCESSOR                  PREDECESSOR
                                              ----------------   ---------------------------------
                                              SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                DECEMBER 31,         JUNE 30,        DECEMBER 31,
                                              ----------------   ----------------   --------------
                                                    2005               2005         2004     2003
                                              ----------------   ----------------   -----   ------
                                                                 (IN MILLIONS)
Holding (losses) gains on investments
  arising during the period.................      $  (517)            $ 125         $ 418   $1,412
Income tax effect of holding gains
  (losses)..................................          181               (47)         (149)    (482)
                                                  -------             -----         -----   ------
Reclassification adjustments:
  Recognized holding (gains) losses included
     in current period income...............         (270)              (53)           (2)      18
  Amortization of premiums and accretion of
     discounts associated with
     investments............................           81               (29)          (49)     (62)
  Income tax effect of reclassification
     adjustments............................           66                29            18       16
                                                  -------             -----         -----   ------
       Total reclassification adjustments...         (123)              (53)          (33)     (28)
Allocation of holding losses on investments
  relating to other policyholder amounts....          135                --            --       --
Income tax effect of allocation of holding
  loss......................................          (47)               --            --       --
Unrealized investment gains (losses) of
  subsidiary at date of restructuring.......           --              (166)           --       --
                                                  -------             -----         -----   ------
Net unrealized investment gains (losses)....         (371)             (141)          236      902
Foreign currency translation adjustments
  arising during the period.................            2                --             1        4
Effect of transfer of Primerica ............           --               166            --       --
                                                  -------             -----         -----   ------
       Other comprehensive income
          (losses)..........................      $  (369)            $  25         $ 237   $  906
                                                  =======             =====         =====   ======

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  86              $  72         $ 143   $ 121
Commissions..........................         236                309           606     465
Amortization of DAC and VOBA.........         186                236           410     280
Capitalization of DAC................        (262)              (426)         (810)   (583)
Rent, net of sublease income.........           7                  3            12      11
Minority interest....................           1                 --            --      --
Other................................         129                246           401     263
                                            -----              -----         -----   -----
  Total other expenses...............       $ 383              $ 440         $ 762   $ 557
                                            =====              =====         =====   =====

13.  BUSINESS SEGMENT INFORMATION

     Historically, the Company was organized into two operating segments, Travelers Life and Annuity ("TL&A") and Primerica. On June 30, 2005, in anticipation of the Acquisition, all of the Company's interests in Primerica were distributed via dividend to CIHC. See Notes 10 and 14. As a result, at June 30, 2005, the operations of Primerica were reclassified into discontinued operations and the segment was eliminated, leaving a single operating segment, TL&A.

     On the Acquisition Date, MetLife reorganized the Company's operations into two operating segments, Institutional and Individual, as well as Corporate & Other, so as to more closely align the acquired business with the manner in which MetLife manages its existing businesses. The Institutional segment includes group life insurance and retirement & savings products and services. The Individual segment includes a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements. Corporate & Other contains the excess capital not allocated to the business segments and run-off businesses, as well as expenses associated with certain legal proceedings. Corporate & Other also includes the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in the Company's businesses. As part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates capital to each segment based upon an internal capital allocation system used by MetLife that allows MetLife and the Company to effectively manage its capital. The Company evaluates the performance of each operating segment based upon net income excluding certain net investment gains (losses), net of income taxes, and adjustments related to net investment gains (losses), net of income taxes.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003. Segment results for periods prior to the Acquisition Date have been restated to reflect segment results in conformity with MetLife's segment presentation. The revised presentation conforms to the manner in which the Company manages and assesses its business. While the prior period presentations have been prepared using the classification of products in conformity with MetLife's segment presentation, they do not reflect the segment results using MetLife's method of capital allocation which allocates capital to each segment based upon an internal capital allocation system as described in the preceding paragraph. In periods prior to the Acquisition Date, earnings on capital were allocated to segments based upon a statutory risk based capital allocation method which resulted in less capital being allocated to the segments and more being retained at Corporate & Other. As it was impracticable to retroactively reflect the impact of applying MetLife's economic capital model on periods prior to the Acquisition Date, they were not restated for this change.

                                                                        SUCCESSOR
                                                    --------------------------------------------------
AS OF OR FOR THE SIX MONTHS ENDED                                                CORPORATE &
DECEMBER 31, 2005                                   INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------------                   -------------   ----------   -----------   -------
                                                                      (IN MILLIONS)
Premiums..........................................     $   116       $    93       $    13     $   222
Universal life and investment-type product policy
  fees............................................          17           425            --         442
Net investment income.............................         711           381           124       1,216
Other revenues....................................          10            45             2          57
Net investment gains (losses).....................         (87)          (99)           (2)       (188)
Policyholder benefits and claims..................         324           177            22         523
Interest credited to policyholder account
  balances........................................         303           201            --         504
Other expenses....................................          30           367           (14)        383
Income from continuing operations before provision
  for income taxes................................         111            99           129         339
Net income........................................          73            86            82         241
Total assets......................................      36,751        52,048        10,672      99,471
DAC and VOBA......................................         161         3,540            --       3,701
Goodwill..........................................         305           159           392         856
Separate account assets...........................       3,177        28,061            --      31,238
Policyholder liabilities..........................      28,340        18,705         4,305      51,350
Separate account liabilities......................       3,177        28,061            --      31,238

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     --------------------------------------------------
FOR THE SIX MONTHS ENDED                                                          CORPORATE &
JUNE 30, 2005                                        INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
------------------------                             -------------   ----------   -----------   -------
                                                                       (IN MILLIONS)
Premiums...........................................     $   206       $   102       $   17      $   325
Universal life and investment-type product policy
  fees.............................................          33           373           --          406
Net investment income..............................         778           547          283        1,608
Other revenues.....................................          (1)           66           48          113
Net investment gains (losses)......................         (10)           (3)          39           26
Policyholder benefits and claims...................         448           131           20          599
Interest credited to policyholder account
  balances.........................................         380           318           --          698
Other expenses.....................................          20           392           28          440
Income from continuing operations before provision
  for income taxes.................................         158           244          339          741
Income from discontinued operations, net of income
  taxes............................................          --            --          240          240
Net income.........................................         103           173          500          776

                                                                       PREDECESSOR
                                                   ---------------------------------------------------
AS OF OR FOR THE YEAR ENDED                                                     CORPORATE &
DECEMBER 31, 2004                                  INSTITUTIONAL   INDIVIDUAL      OTHER       TOTAL
---------------------------                        -------------   ----------   -----------   --------
                                                                      (IN MILLIONS)
Premiums.........................................     $   719       $   158       $    34     $    911
Universal life and investment-type product policy
  fees...........................................          73           617            --          690
Net investment income............................       1,443         1,027           542        3,012
Other revenues...................................           5           118            84          207
Net investment gains (losses)....................         (19)           24             4            9
Policyholder benefits and claims.................       1,190           182            39        1,411
Interest credited to policyholder account
  balances.......................................         688           617            --        1,305
Other expenses...................................          40           656            66          762
Income from continuing operations before
  provision for income taxes.....................         303           489           559        1,351
Income from discontinued operations, net of
  income taxes...................................          --            --           491          491
Net income.......................................         197           370           914        1,481
Total assets.....................................      32,837        48,343        24,663      105,843
DAC and VOBA.....................................         222         2,627            13        2,862
Goodwill.........................................          --           101            95          196
Separate account assets..........................       3,509        27,233            --       30,742
Policyholder liabilities.........................      26,809        16,506         3,718       47,033
Separate account liabilities.....................       3,509        27,233            --       30,742

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                     -------------------------------------------------
FOR THE YEAR ENDED                                                                CORPORATE &
DECEMBER 31, 2003                                    INSTITUTIONAL   INDIVIDUAL      OTHER      TOTAL
------------------                                   -------------   ----------   -----------   ------
                                                                       (IN MILLIONS)
Premiums...........................................     $  921          $126         $ 35       $1,082
Universal life and investment-type product policy
  fees.............................................         69           462           --          531
Net investment income..............................      1,268           950          525        2,743
Other revenues.....................................         --            74           69          143
Net investment gains (losses)......................         (6)          (34)          72           32
Policyholder benefits and claims...................      1,368           153           47        1,568
Interest credited to policyholder account
  balances.........................................        650           598           --        1,248
Other expenses.....................................         41           456           60          557
Income from continuing operations before provision
  for income taxes.................................        193           371          594        1,158
Income from discontinued operations, net of income
  taxes............................................         --            --          440          440
Net income.........................................        126           306          926        1,358

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated capital. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues. Substantially all of the Company's revenues originated in the United States.

14.  DISCONTINUED OPERATIONS

     As described in Note 1, and in accordance with the Acquisition Agreement, Primerica, a former operating segment of the Company, was distributed in the form of a dividend to CIHC on June 30, 2005.

     In accordance with SFAS No. 144 the distribution of Primerica by dividend to CIHC qualifies as a disposal by means other than a sale. As such, Primerica was treated as continuing operations until the date of disposal and, upon the date of disposal, the results from the operations were reclassified as discontinued operations for all periods presented.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes Primerica's financial information:

                                                                 PREDECESSOR
                                                      ----------------------------------
                                                      SIX MONTHS ENDED     YEARS ENDED
                                                          JUNE 30,        DECEMBER 31,
                                                      ----------------   ---------------
                                                            2005          2004     2003
                                                      ----------------   ------   ------
                                                                (IN MILLIONS)
Revenues from discontinued operations...............        $900         $1,770   $1,660
Expenses from discontinued operations...............         539          1,038      989
                                                            ----         ------   ------
Income from discontinued operations before provision
  for income taxes..................................         361            732      671
Provision for income taxes..........................         121            241      231
                                                            ----         ------   ------
  Income from discontinued operations, net of income
     taxes..........................................        $240         $  491   $  440
                                                            ====         ======   ======

     The following is a summary of Primerica's assets and liabilities at:

                                                                PREDECESSOR
                                                               -------------
                                                               DECEMBER 31,
                                                                   2004
                                                               -------------
                                                               (IN MILLIONS)
ASSETS
Investments.................................................      $ 5,891
Cash and cash equivalents...................................           31
Premiums and other receivables..............................          844
Deferred policy acquisition costs...........................        2,177
Other assets................................................          492
Separate account assets.....................................          584
                                                                  -------
Total assets held-for-sale..................................      $10,019
                                                                  =======

LIABILITIES
Future policy benefits......................................      $ 3,545
Deferred income taxes payable...............................          849
Other liabilities...........................................          767
Separate account liabilities................................          584
                                                                  -------
Total liabilities held-for-sale.............................      $ 5,745
                                                                  =======

     Primerica Financial Services, Inc. ("PFS"), a former affiliate, was a distributor of products for the Company. PFS or its affiliates sold $473 million, $983 million and $714 million of individual annuities for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to PFS were $19 million, $75 million and $58 million for the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively.

     Included in investments above is a $391 million investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2005                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $48,162     $ 48,162
  Trading securities........................................             $   452     $    452
  Equity securities.........................................             $   421     $    421
  Mortgage and consumer loans...............................             $ 2,094     $  2,087
  Policy loans..............................................             $   881     $    881
  Short-term investments....................................             $ 1,486     $  1,486
  Cash and cash equivalents.................................             $   521     $    521
  Mortgage loan commitments.................................    $339     $    --     $     (2)
  Commitments to fund partnership investments...............    $715     $    --     $     --
Liabilities:
  Policyholder account balances.............................             $28,851     $ 27,795
  Payables for collateral under securities loaned and other
     transactions...........................................             $ 8,750     $  8,750

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
DECEMBER 31, 2004                                              AMOUNT     VALUE     FAIR VALUE
-----------------                                             --------   --------   ----------
                                                                       (IN MILLIONS)
Assets:
  Fixed maturities..........................................             $ 42,621    $ 42,621
  Trading securities........................................             $  1,346    $  1,346
  Equity securities.........................................             $    374    $    374
  Mortgage and consumer loans...............................             $  2,124    $  2,197
  Policy loans..............................................             $  1,084    $  1,084
  Short-term investments....................................             $  3,502    $  3,502
  Cash and cash equivalents.................................             $    215    $    215
  Mortgage loan commitments.................................    $213     $     --    $     --
  Commitments to fund partnership investments...............    $389     $     --    $     --
Liabilities:
  Policyholder account balances.............................             $ 29,601    $ 29,769
  Payables for collateral under securities loaned and other
     transactions...........................................             $  2,215    $  2,215

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES, TRADING SECURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities, trading securities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

16.  RELATED PARTY TRANSACTIONS

     During 1995, Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, acquired 100% of the group life business of TIC. The Company's consolidated balance sheet includes a reinsurance receivable related to this business of $387 million at December 31, 2005 and $409 million at December 31, 2004. Ceded premiums related to this business were $1 million for both the six

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

months ended December 31, 2005 and June 30, 2005. Ceded benefits related to this business were $11 million and $13 million, for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In December 2004, TIC and TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $48 million. Fees associated with this contract, included within other expenses, were $1 million and $40 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TIC's and TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate. Reinsurance recoverables, under these agreements with RGA, were $47 million and $30 million at December 31, 2005 and 2004, respectively. Ceded premiums earned, universal life fees and benefits incurred were $4 million, $34 million and $54 million, respectively, for the six months ended December 31, 2005 and $5 million, $18 million and $28 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, the Company had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of ($1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, the Company sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid Citigroup and its subsidiaries $22 million, $41 million and $55 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively, for these services.

     The Company has received reimbursements from Citigroup and its former affiliates related to the Company's increased benefit and lease expenses after the spin-off of Travelers Property and Casualty, a former affiliate of the Company and Citigroup. These reimbursements totaled $8 million, $27 million and $34 million for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     At December 31, 2004, the Company maintained a short-term investment pool in which its insurance affiliates participated. The position of each company participating in the pool is calculated and adjusted daily. The Company's pool amounted to $3.3 billion at December 31, 2004.

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets, Inc., of $342 million for the year ended December 31, 2004.

     Included in other invested assets was a $2.8 billion investment in Citigroup Preferred Stock for the year ended December 31, 2004 carried at cost. Dividends received on these investments were $84 million and $203 million for the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. The dividends received in 2005 were subsequently distributed back to Citigroup as part of the restructuring transactions prior to the Acquisition. See Note 10.

     The Company had investments in an affiliated joint venture, Tishman Speyer, of $93 million at December 31, 2004. Income of $99 million, $54 million and $19 million was earned on these investments for the six months ended June 30, 2005, and the years ended December 31, 2004 and 2003, respectively.

                        THE TRAVELERS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In the ordinary course of business, the Company purchased and sold securities through affiliated broker-dealers, including Smith Barney. These transactions were conducted on an arm's-length basis. Amounts due to Smith Barney were $364 million at December 31, 2004. The Company marketed deferred annuity products and life insurance through its affiliate, Smith Barney. Annuity products related to these products were $345 million, $877 million $835 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Life premiums were $55 million, $138 million and $115 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to Smith Barney were $33 million, $72 million and $70 million in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. The Company also marketed individual annuity and life insurance through its affiliated broker-dealers. Deposits received from affiliated broker-dealers were $1.1 billion, $2.0 billion and $1.8 billion in the six months ended June 30, 2005 and for the years ended December 31, 2004 and 2003, respectively. Commissions and fees paid to affiliated broker-dealers were $45 million, $90 million and $83 million in the six months ended June 30, 2005 and in 2004 and 2003, respectively.

17.  SUBSEQUENT EVENT

     On February 14, 2006, TIC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Insurance Company (the "Charter Amendment"). The Charter Amendment changes the name of TIC to "MetLife Insurance Company of Connecticut" and is effective on May 1, 2006.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005

                                 (IN MILLIONS)

                                                                        SUCCESSOR
                                                     -----------------------------------------------
                                                                                        AMOUNT AT
                                                          COST OR        ESTIMATED    WHICH SHOWN ON
                                                     AMORTIZED COST(1)   FAIR VALUE   BALANCE SHEET
                                                     -----------------   ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities...............       $ 6,153         $ 6,112        $ 6,112
     State and political subdivision securities....           632             607            607
     Foreign government securities.................           472             487            487
     Public utilities..............................         2,590           2,546          2,546
     Convertibles and bonds with warrants
       attached....................................             1               1              1
     All other corporate bonds.....................        19,520          19,107         19,107
  Residential and commercial mortgage-backed, and
     other asset-backed securities.................        19,443          19,266         19,266
  Redeemable and preferred stock...................            37              36             36
                                                          -------         -------        -------
     Total fixed maturities........................        48,848         $48,162         48,162
                                                          -------         =======        -------
Trading Securities.................................           457         $   452            452
                                                                          =======
Equity Securities:
  Common stocks:
     Banks, trust and insurance companies..........             1               1              1
     Industrial, miscellaneous and all other.......            96              97             97
  Non-redeemable preferred stocks..................           327             323            323
                                                          -------         -------        -------
     Total equity securities.......................           424         $   421            421
                                                          -------         =======        -------
Mortgage and consumer loans........................         2,094                          2,094
Policy loans.......................................           881                            881
Real estate and real estate joint ventures.........            96                             96
Other limited partnership interests................         1,248                          1,248
Short-term investments.............................         1,486                          1,486
Other invested assets..............................         1,029                          1,029
                                                          -------                        -------
     Total investments.............................       $56,563                        $55,869
                                                          =======                        =======

---------------

(1) The Company's trading securities portfolio is mainly comprised of fixed maturities. Cost for fixed maturities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND DECEMBER 31, 2004 (PREDECESSOR)

                                 (IN MILLIONS)

                                                   DAC        FUTURE POLICY      POLICYHOLDER
                                                   AND     BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                            VOBA    POLICYHOLDER FUNDS      BALANCES     REVENUE (1)
-------                                           ------   -------------------   ------------   -----------
AS OF DECEMBER 31, 2005 (SUCCESSOR)
Institutional...................................  $  161         $11,880           $16,460         $  1
Individual......................................   3,540           2,179            16,526           21
Corporate & Other...............................      --           4,305                --           --
                                                  ------         -------           -------         ----
                                                  $3,701         $18,364           $32,986         $ 22
                                                  ======         =======           =======         ====

AS OF DECEMBER 31, 2004 (PREDECESSOR)
Institutional...................................  $  222         $ 8,011           $18,798         $ 17
Individual......................................   2,627           1,549            14,957          206
Corporate & Other...............................      13           3,718                --           --
                                                  ------         -------           -------         ----
                                                  $2,862         $13,278           $33,755         $223
                                                  ======         =======           =======         ====

---------------

(1) Amounts are included in other policyholder funds column for successor and in other liabilities for predecessor.

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
             FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR)
                        AND JUNE 30, 2005 (PREDECESSOR)
          AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)

                                 (IN MILLIONS)

                            PREMIUM                  POLICYHOLDER   AMORTIZATION OF
                            REVENUES       NET       BENEFITS AND    DAC AND VOBA       OTHER         PREMIUMS
                           AND POLICY   INVESTMENT     INTEREST       CHARGED TO      OPERATING       WRITTEN
SEGMENT                       FEES        INCOME       CREDITED     OTHER EXPENSES    EXPENSES    (EXCLUDING LIFE)
-------                    ----------   ----------   ------------   ---------------   ---------   ----------------
FOR THE SIX MONTHS ENDED
DECEMBER 31, 2005 (SUCCESSOR)
Institutional............    $  133       $  711        $  627           $  1           $ 29            $ --
Individual...............       518          381           378            185            182              --
Corporate & Other........        13          124            22             --            (14)             --
                             ------       ------        ------           ----           ----            ----
                             $  664       $1,216        $1,027           $186           $197            $ --
                             ======       ======        ======           ====           ====            ====
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Institutional............    $  239       $  778        $  828           $  4           $ 16            $206
Individual...............       475          547           449            231            162              62
Corporate & Other........        17          283            20              1             27              17
                             ------       ------        ------           ----           ----            ----
                             $  731       $1,608        $1,297           $236           $205            $285
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Institutional............    $  792       $1,443        $1,878           $  7           $ 33            $719
Individual...............       775        1,027           799            401            255              72
Corporate & Other........        34          542            39              2             64              34
                             ------       ------        ------           ----           ----            ----
                             $1,601       $3,012        $2,716           $410           $352            $825
                             ======       ======        ======           ====           ====            ====
FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Institutional............    $  990       $1,268        $2,018           $ 12           $ 29            $921
Individual...............       588          950           751            266            190              25
Corporate & Other........        35          525            47              2             58              35
                             ------       ------        ------           ----           ----            ----
                             $1,613       $2,743        $2,816           $280           $277            $981
                             ======       ======        ======           ====           ====            ====

                        THE TRAVELERS INSURANCE COMPANY
                  (A WHOLLY-OWNED SUBSIDIARY OF METLIFE, INC.)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
         AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED
                      DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                                % AMOUNT
                                                        GROSS                           NET     ASSUMED
                                                        AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                       --------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED
  DECEMBER 31, 2005 (SUCCESSOR)
Life insurance in-force..............................  $109,333   $78,438   $   --    $30,895      --%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    237   $    34   $   --    $   203      --%
  Accident and health................................       144       125       --         19      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    381   $   159   $   --    $   222      --%
                                                       ========   =======   ======    =======
FOR THE SIX MONTHS ENDED
  JUNE 30, 2005 (PREDECESSOR)
Insurance Premium:
  Life insurance.....................................  $    335   $    27   $   --    $   308      --%
  Accident and health................................       129       112       --         17      --%
  Property and casualty insurance....................         2         2       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $    466   $   141   $   --    $   325      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2004 (PREDECESSOR)
Life insurance in-force..............................  $100,794   $73,575   $3,313    $30,532    10.9%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $    927   $    51   $   --    $   876      --%
  Accident and health................................       263       228       --         35      --%
  Property and casualty insurance....................         1         1       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,191   $   280   $   --    $   911      --%
                                                       ========   =======   ======    =======
AS OF AND FOR THE YEAR ENDED
  DECEMBER 31, 2003 (PREDECESSOR)
Life insurance in-force..............................  $ 89,443   $62,957   $3,362    $29,848    11.3%
                                                       ========   =======   ======    =======
Insurance Premium:
  Life insurance.....................................  $  1,086   $    40   $   --    $ 1,046      --%
  Accident and health................................       269       233       --         36      --%
  Property and casualty insurance....................        21        21       --         --      --%
                                                       --------   -------   ------    -------
    Total insurance premium..........................  $  1,376   $   294   $   --    $ 1,082      --%
                                                       ========   =======   ======    =======

                                  GOLD TRACK
                               GOLD TRACK SELECT

                      STATEMENT OF ADDITIONAL INFORMATION

           METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                                  INDIVIDUAL
                           VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                   METLIFE INSURANCE COMPANY OF CONNECTICUT*
                                 ONE CITYPLACE
                       HARTFORD, CONNECTICUT 06103-3415

* The Travelers Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                                    PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Reports of Independent Registered Public Accounting Firms thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

    Statement of Assets and Liabilities as of December 31, 2005
    Statement of Operations for the year ended December 31, 2005
    Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004
    Statement of Investments as of December 31, 2005

    Notes to Financial Statements


    The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:

    Consolidated Statements of Income for the years ended December 31, 2005, 2004 and 2003
    Consolidated Balance Sheets as of December 31, 2005 and 2004 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003
    Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003

    Notes to Consolidated Financial Statements

(b) Exhibits


EXHIBIT
NUMBER  DESCRIPTION
------- -------------------------------------------------------------------------------------------------------------------
 1.     Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant.
        (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-00165, filed
        January 11, 1996.)

 2.     Exempt.

 3(a).  Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and
        Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to
        the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

 3(b)   Specimen Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

 4(a).  Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form
        N-4, File No. 333-00165, filed August 27, 1996.)

 4(b).  Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post Effective
        Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No.
        033-65343 filed April 6, 2006.)

 4(c)   Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post Effective Amendment No. 14 to The
        Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6,
        2006.)

 4(d).  Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The
        Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on
        April 6, 2006.)

 5.     None.

 6(a).  Certificate of Amendment to the Charter Amended and Restated of The Travelers Insurance Company effective
        May 1, 2006. (Incorporated herein by reference to the Post Effective Amendment No. 14 to The Travelers Fund ABD
        for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

EXHIBIT
NUMBER  DESCRIPTION
------- -----------------------------------------------------------------------------------------------------------------------

6(b).   By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed on April 18, 1995.)

7.      Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No.
        2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

8(a).   Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)

8(b).   Participation Agreement among Met Investors Series Trust, Met Investors Advisory LLC, MetLife Investors
        Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective
        November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post Effective Amendment No. 14 to The
        Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6,
        2006.)

8(c).   Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers LLC, Metropolitan Life Insurance
        Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1,
        2005. (Incorporated herein by reference to Exhibit 8(c) to Post Effective Amendment No. 14 to The Travelers Fund
        ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)

9.      Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to
        Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-00165, Filed April 30,
        1997).

10(a).  Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

10(b).  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. Filed herewith.

11.     Not Applicable.

12.     Not Applicable.

15.     Powers of Attorney authorizing Michele H. Abate, John E. Connolly, Jr., James L. Lipscomb, Gina C. Sandonato,
        Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley
        J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 10 to the
        Registration Statement on Form N-4, File No. 333-101778, filed September 20, 2005).


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL       POSITIONS AND OFFICES
BUSINESS ADDRESS         WITH INSURANCE COMPANY
------------------------ ---------------------------------------------------------
C. Robert Henrikson      Director, Chairman, President and Chief Executive Officer
Leland C. Launer, Jr.    Director
Lisa M. Weber            Director
Steven A. Kandarian      Executive Vice President and Chief Investment Officer
James L. Lipscomb        Executive Vice President and General Counsel
Gwenn L. Carr            Senior Vice President and Secretary
Michael K. Farrell       Senior Vice President
Hugh C. McHaffie         Senior Vice President
Joseph J. Prochaska, Jr. Senior Vice President and Chief Accounting Officer
Stanley J. Talbi         Senior Vice President and Chief Financial Officer
Anthony J. Williamson    Senior Vice President and Treasurer
Bennett Kleinberg        Vice President and Actuary

The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven A. Kandarian and Michael
K. Farrell is 10 Park Avenue, Morristown, NJ 07962; Bennett Kleinberg is 185 Asylum Street, Hartford, CT 06103, Leland C. Launer is 501 Route 22, Bridgewater, NJ 08807 and for Hugh C. McHaffie is 501 Boylston Street, Boston, MA 02116.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 28, 2006, there were 356,968 Contract Owners.


ITEM 28. INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.


The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and MLI Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.


RULE 484 UNDERTAKING


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER


(a) MLI Distribution LLC

    One Cityplace
    Hartford, CT 06103-3415

MLI Distribution LLC also serves as principal underwriter and distributor for the following funds:

MetLife of CT Fund BD for Variable Annuities, MetLife of CT Fund BD II for Variable Annuities, MetLife of CT Fund BD III for Variable Annuities, MetLife of CT Fund BD IV for Variable Annuities, MetLife of CT Fund ABD for Variable Annuities, MetLife of CT Fund ABD II for Variable Annuities, MetLife of CT Separate Account PF for Variable Annuities, MetLife of CT Separate Account PF II for Variable Annuities, MetLife of CT Separate Account QP for Variable Annuities, MetLife of CT Separate Account TM for Variable Annuities, MetLife of CT Separate Account TM II for Variable Annuities, MetLife of CT Separate Account Five for Variable Annuities, MetLife of CT Separate Account Six for Variable Annuities, MetLife of CT Separate Account Seven for Variable Annuities, MetLife of CT Separate Account Eight for Variable Annuities, MetLife of CT Separate Account Nine for Variable Annuities, MetLife of CT Separate Account Ten for Variable Annuities, MetLife of CT Fund UL for Variable Life Insurance, MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Fund UL III for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two, MetLife of CT Variable Life Insurance Separate Account Three, MetLife of CT Variable Life Insurance Separate Account Four, MetLife of CT Separate Account MGA, MetLife of CT Separate Account MGA II, MetLife of CT Money Market Account for Variable Annuities, MetLife of CT Growth and Income Stock Account for Variable Annuities, MetLife of CT Quality Bond Account for Variable Annuities, Citicorp Life Variable Separate Account and First Citicorp Life Variable Separate Account, MetLife of CT Separate Account Eleven for Variable Annuities, MetLife of CT Separate Account Twelve for Variable Annuities, MetLife of CT Separate Account Thirteen for Variable Annuities, MetLife of CT Separate Account Fourteen for Variable Annuities, MetLife Insurance Company of CT Variable Annuity Separate Account 2002, Tactical Aggressive Stock Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities, and MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002.



 (b) NAME AND PRINCIPAL    POSITIONS AND OFFICES
     BUSINESS ADDRESS      WITH UNDERWRITER
     --------------------- ----------------------------------------------------
     Leslie Sutherland     President
     Steven J. Brash       Vice President
     Debora L. Buffington+ Vice President, Director of Compliance
     Charles M. Deuth      Vice President, National Accounts
     Anthony J. Dufault+   Vice President
     James R. Fitzpatrick+ Vice President
     Elizabeth Forget++    Vice President and Chief Marketing Officer
     Helayne F. Klier++    Vice President
     Paul M. Kos+          Vice President
     Paul A. LaPiana+      Vice President, Life Insurance Distribution Division
     Richard C. Pearson+   Vice President and Secretary
     Robert H. Petersen*   Vice President and Chief Financial Officer
     Deron J. Richens+     Vice President
     Paul A. Smith         Vice President
     Cathy Sturdivant+     Vice President
     Paulina Vakouros++    Vice President
     Edward C. Wilson+     Vice President and Chief Distribution Officer
     Anthony J. Williamson Treasurer
     Michael K. Farrell#   Manager
     William J. Toppeta    Manager

    Unless otherwise noted, the principal business address of each person shown above is: MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101.

+   MetLife Investors, 5 Park Plaza, Suite 1900, Irvine, CA 92614.

++  MetLife, 260 Madison Avenue, New York, NY 10016

#   MetLife, 10 Park Avenue, Morristown, NJ 07962

*   MetLife, 485-E US Highway 1 South, 4th Floor, Iselin, NJ 08830

(c) Not Applicable


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    MetLife Insurance Company of Connecticut

    One Cityplace
    Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs
    (1)-(4) of such letter.


The Company hereby represents:


(f) That the aggregate charges under the Contract of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 10th day of April, 2006.

           METLIFE OF CT SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES

                                 (Registrant)


                   METLIFE INSURANCE COMPANY OF CONNECTICUT

                                  (Depositor)

                                              By: /s/ Bennett D. Kleinberg
                                                  -----------------------------
                                                  Bennett D. Kleinberg, Vice
                                                  President and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 10th day of April, 2006.



           *            Director, Chairman, President
----------------------- and Chief Executive Officer
 C. Richard Henrikson

           *            Director
-----------------------
 Leland C. Launer, Jr.

           *            Director
-----------------------
     Lisa M. Weber

           *            Executive Vice President and
----------------------- Chief Investment Officer
  Steven A. Kandarian

           *            Senior Vice President and
----------------------- Chief Financial Officer
   Stanley J. Talbi

           *            Senior Vice President and
----------------------- Chief Accounting Officer
Joseph J. Prochaska, Jr



*By: /s/ Myra L. Saul
     -------------------------
     Myra L. Saul,
     Attorney-in-fact